UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08690

MassMutual Premier Funds

(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA 01111
(Address of principal executive offices) (Zip code)

Eric Wietsma 1295 State Street, Springfield, MA 01111

(Name and address of agent for service)

Registrant’s telephone number, including area code: 413-788-8411

Date of fiscal year end: 10/31/11

Date of reporting period: 4/30/11

Item 1. Reports to Stockholders.

This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the MassMutual Premier Funds. Investors should consider a Fund’s investment objective, risks and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

MassMutual Premier Funds – President’s Letter to Shareholders

To Our Shareholders

Eric Wietsma

“Investors who attempt to distinguish between bull market corrections and the beginning of a genuine bear market may find themselves on the sidelines when the next bull market commences, which is when some of the most powerful gains have historically occurred. We continue to believe the most prudent way to achieve your financial objectives is to maintain an investment plan individually tailored to your risk tolerance and time horizon.”

April 30, 2011

Welcome to the MassMutual Premier Funds Semiannual Report covering the six months ended April 30, 2011. Domestic stock markets advanced impressively for the six-month period, as investors seemed to maintain their confidence in equities, despite unsettling developments throughout the world. On the economic front, unemployment levels began to moderate, while the housing market showed some signs of recovery – although prices continued to slide. Numerous problems, including debt concerns in Europe, accelerating unrest in the Middle East, and the earthquake-triggered tragedies in Japan, caused significant investor anxiety – which prompted commodity prices (particularly oil and gold) to rise steadily. Against this backdrop, the U.S. dollar lost significant traction against most other major world currencies except the Japanese yen.

Key events that defined the period

In the United States, the mid-term elections created a Republican majority in the House of Representatives, but left the Democratic majority in the Senate. As the six months progressed, the U.S. government’s long-term fiscal situation garnered increasingly frequent headlines focused on the budget and the ongoing discussion over where to cut spending. Key areas of debate include Medicare, Medicaid, the 2010 Affordable Care Act, Social Security, defense spending, farm subsidies, and the size and scope of potential tax increases. The extension of the Bush-era tax cuts passed by Congress in December – a legislative package estimated to be worth $858 billion – helped the stock market finish 2010 on a positive note. Many market watchers also believe the Federal Reserve’s (the “Fed”) decision to engage in another round of quantitative easing – known as QE2 – was the main driver of the financial markets during the latter part of 2010 and into 2011 thus far.

On the international stage, unrest in Egypt and Libya (neither of which is a major supplier of oil to the U.S.) caused oil prices to escalate – on fears that the protests and violence there could spread to countries that do figure more prominently in the U.S. oil supply chain, such as Saudi Arabia and Nigeria. In Japan, the one-two-three punch of an earthquake, tsunami, and nuclear accident resulted in widespread loss of life and property destruction, which had a devastating impact on the Japanese economy.

Domestic stock indexes turned in impressive double-digit returns for the six months ended April 30, 2011. The Dow Jones Industrial AverageSM (the “Dow”), a measure of blue-chip domestic stock performance, advanced 15.22%. Similarly, the S&P 500® Index, an indicator of large-cap stock performance, gained 16.36%, while the technology-focused NASDAQ Composite® Index returned 14.60%. The Russell 2000® Index, which tracks the progress of small-cap stocks, led the pack and gained 23.73% for the six months. Finally, the MSCI® EAFE® Index, an indicator of foreign developed-market stocks, posted a 12.71% return. Conversely, fixed-income investments made little progress during the period, and the Barclays Capital U.S. Aggregate Bond Index advanced just 0.02%.*

*	Indexes are unmanaged, do not incur fees or expenses and cannot be purchased directly for investment.

(Continued)

MassMutual Premier Funds – President’s Letter to Shareholders (Continued)

Unemployment, housing, and gross domestic product

One of the most challenging economic issues of the past few years has unquestionably been the high rate of unemployment in the U.S. Some reasons for optimism with respect to this economic indicator emerged during the six months, but problems still remained. For example, in March, American companies added 216,000 jobs, more than the 190,000 that had been projected by a number of leading economists. Still, although the month started with continued gradual improvement in new applications for unemployment benefits, the trend reversed itself as the month progressed, and the final report released during April showed a surprising increase to 429,000 new claims. Nevertheless, the U.S. Department of Labor reported that the jobless rate fell in March to a two-year low of 8.8%.

Despite the challenges, there was reason for hope as April came to a close. The Fed kept its commitment to low interest rates for “an extended period of time” following its late April meeting, with Fed Chairman Ben Bernanke noting that the economy was “not where we would like it to be” and identifying unemployment and housing as key considerations. The April release of first-quarter 2011 gross domestic product (“GDP”) figures bolstered his statements; the economy grew at a real (i.e., inflation-adjusted) rate of only 1.8% for the first three months of the year. Modest personal consumption, rising imports, and falling government spending muted GDP gains, while business investment in equipment, software, and auto production helped drive the economy. Housing starts increased 7.2% in April, compared to the previous month, and beat the 520,000 median forecast by 19,000 units, although the gain showed only a meager rebound from March’s number.

Keeping it in perspective

Volatile market environments with natural disasters and geopolitical unrest can unnerve investors, driving some to abandon their long-term view and make potentially unwise decisions with their portfolios. To help you keep your perspective on the level of unrest in the world today, you may find it useful to remember that, while past performance is never a guarantee of future results, the stock market has dealt successfully with worrisome scenarios in the past. Investors who attempt to distinguish between bull market corrections and the beginning of a genuine bear market may find themselves on the sidelines when the next bull market commences, which is when some of the most powerful gains have historically occurred. We continue to believe the most prudent way to achieve your financial objectives is to maintain an investment plan individually tailored to your risk tolerance and time horizon. Thank you for your continued confidence in MassMutual. Our overriding priority is to help you secure a stronger financial tomorrow – regardless of any challenges that may confront us today.

Sincerely,

Eric Wietsma

President

The information provided is the opinion of MassMutual Retirement Services Investment Services as of 5/1/11 and is subject to change without notice. It is not to be construed as tax, legal or investment advice. Of course, past performance does not guarantee future results.

MassMutual Premier Funds – Portfolio Summaries

What is the investment approach of MassMutual Premier Money Market Fund, and who is the Fund’s subadviser?

This Fund seeks to maximize current income to the extent consistent with liquidity and the preservation of capital by investing in a diversified portfolio of money market instruments. It is important to note that this Fund seeks to maintain, but does not guarantee, a stable net asset value of $1.00 per share. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Money Market Fund Asset Allocation (% of Net Assets) on 4/30/11 (Unaudited)

Commercial Paper	87.4%
Corporate Debt	3.1%
Discount Notes	5.3%
U.S. Treasury Bills	0.9%
U.S. Treasury Bonds & Notes	3.1%

Total Short-Term Investments	99.8%
Other Assets and Liabilities	0.2%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Short-Duration Bond Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve a high total rate of return primarily from current income while minimizing fluctuations in capital values by investing primarily in a diversified portfolio of short-term investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income debt securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Short-Duration Bond Fund Quality Structure (% of Net Assets) on 4/30/11 (Unaudited)

U.S. Government, Aaa/AAA	40.8%
Aa/AA	4.7%
A/A	8.0%
Baa/BBB	14.3%
Ba/BB	5.3%
B and Below	0.6%

Total Long-Term Investments	73.7%
Short-Term Investments and Other Assets and Liabilities	26.3%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Inflation-Protected and Income Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds and other income-producing securities. The Fund may invest up to 15% of its assets in non-U.S. holdings, but will normally (though not necessarily) hedge foreign currency risk back to the U.S. dollar. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Inflation-Protected and Income Fund Quality Structure (% of Net Assets) on 4/30/11 (Unaudited)

U.S. Government, Aaa/AAA	110.5%
Aa/AA	4.2%
A/A	2.5%
Baa/BBB	1.4%

Total Long-Term Investments	118.6%
Short-Term Investments and Other Assets and Liabilities	(18.6)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Core Bond Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve a high total rate of return consistent with prudent investment risk and the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in investment grade fixed income debt securities (rated Baa or higher by Moody’s or BBB or higher by Standard & Poor’s or, if unrated, determined to be of comparable quality by the subadviser). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Core Bond Fund Quality Structure (% of Net Assets) on 4/30/11 (Unaudited)

U.S. Government, Aaa/AAA	54.1%
Aa/AA	6.3%
A/A	11.7%
Baa/BBB	19.4%
Ba/BB	6.1%
B and Below	1.0%

Total Long-Term Investments	98.6%
Short-Term Investments and Other Assets and Liabilities	1.4%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Diversified Bond Fund, and who is the Fund’s subadviser?

This Fund seeks a superior total rate of return by investing in fixed income instruments. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income debt securities. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Diversified Bond Fund Quality Structure (% of Net Assets) on 4/30/11 (Unaudited)

U.S. Government, Aaa/AAA	44.5%
Aa/AA	4.8%
A/A	9.4%
Baa/BBB	21.5%
Ba/BB	8.0%
B and Below	8.5%
Equities	0.1%

Total Long-Term Investments	96.8%
Short-Term Investments and Other Assets and Liabilities	3.2%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier High Yield Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities. Under normal circumstances, the Fund invests at least 80% of its net assets in lower rated fixed income securities (rated below Baa3 by Moody’s or BBB- by Standard & Poor’s or, if unrated, determined by the Fund’s subadviser to be of comparable quality). The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier High Yield Fund Quality Structure (% of Net Assets) on 4/30/11 (Unaudited)

Baa/BBB	1.5%
Ba/BB	12.5%
B and Below	80.2%
Equities	0.8%

Total Long-Term Investments	95.0%

Short-Term Investments and Other Assets and Liabilities	5.0%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier International Bond Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve a high total rate of return by investing, under normal circumstances, at least 80% of its net assets in fixed income securities. The Fund primarily invests in fixed income securities in markets represented in the Citigroup Non-USD World Government Bond Index, the Fund’s benchmark index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier International Bond Fund Quality Structure (% of Net Assets) on 4/30/11 (Unaudited)

Aaa/AAA	60.6%
Aa/AA	13.1%
A/A	20.9%

Total Long-Term Investments	94.6%
Short-Term Investments and Other Assets and Liabilities	5.4%

Net Assets	100.0%

MassMutual Premier International Bond Fund Country Weightings (% of Net Assets) on 4/30/11 (Unaudited)

Germany	11.1%
Finland	8.3%
Netherlands	7.5%
Japan	7.2%
Canada	7.2%
Italy	6.9%
France	5.8%
Austria	5.7%
United Kingdom	5.2%
Norway	5.2%
Australia	4.8%
Mexico	4.4%
Sweden	3.7%
Poland	3.4%
South Africa	2.8%
Belgium	2.2%
Luxembourg	1.8%
United States	1.4%

Total Long-Term Investments	94.6%
Short-Term Investments and Other Assets and Liabilities	5.4%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Balanced Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve a high total rate of return over an extended period of time consistent with the preservation of capital by investing in a diversified portfolio of equity securities, fixed income securities and money market instruments. The Fund invests across different asset classes (U.S. equity securities, international equity securities, fixed income securities, and money market instruments), each represented by a different segment of the Fund’s portfolio. The subadviser typically adjusts the allocation among the four segments, based on its judgment about each segment’s potential for returns in comparison with those of other segments and corresponding risk. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

MassMutual Premier Balanced Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Vanguard Emerging Markets ETF	2.9%
Federal National Mortgage Association TBA Pool #1090 3.500% 8/01/40	2.1%
Exxon Mobil Corp.	2.0%
Federal National Mortgage Association TBA Pool #27790 5.000% 7/01/36	1.9%
Federal Home Loan Mortgage Corp. TBA Pool #7190 4.500% 3/01/39	1.9%
Federal National Mortgage Association TBA Pool #6554 4.000% 2/01/24	1.8%
Apple, Inc.	1.5%
Federal National Mortgage Association TBA Pool #11379 4.500% 2/01/21	1.4%
Federal National Mortgage Association TBA Pool #6238 4.000% 11/01/39	1.4%
General Electric Co.	1.3%

18.2%

MassMutual Premier Balanced Fund Asset Allocation (% of Net Assets) on 4/30/11 (Unaudited)

Equities	53.7%
Bonds & Notes	36.1%
Mutual Funds	6.9%

Total Long-Term Investments	96.7%
Short-Term Investments and Other Assets and Liabilities	3.3%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Value Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve long-term capital appreciation primarily through investment in a portfolio of common stocks of established companies with varying market capitalizations that the Fund’s subadviser believes are undervalued in the marketplace. The subadviser currently focuses on securities of larger size companies. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Value Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Chevron Corp.	5.0%
JP Morgan Chase & Co.	3.1%
MetLife, Inc.	3.0%
Ingersoll-Rand PLC	2.9%
Humana, Inc.	2.9%
Wells Fargo & Co.	2.8%
Ford Motor Co.	2.7%
The Coca-Cola Co.	2.6%
LyondellBasell Industries NV Class A	2.6%
Viacom, Inc. Class B	2.4%

30.0%

MassMutual Premier Value Fund Sector Table (% of Net Assets) on 4/30/11 (Unaudited)

Financial	22.3%
Consumer, Non-cyclical	21.4%
Energy	11.6%
Industrial	8.9%
Consumer, Cyclical	8.2%
Communications	7.5%
Basic Materials	6.3%
Utilities	6.0%
Technology	5.4%

Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Disciplined Value Fund, and who is the Fund’s subadviser?

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Value Index, while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but not less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are in the market capitalization range of companies included in the Russell 1000 Value Index. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital). Effective March 1, 2011, the name of this Fund changed from MassMutual Premier Enhanced Index Value Fund to MassMutual Premier Disciplined Value Fund. The Fund’s investment approach remains the same.

MassMutual Premier Disciplined Value Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Chevron Corp.	3.6%
JP Morgan Chase & Co.	2.7%
Pfizer, Inc.	2.7%
General Electric Co.	2.6%
AT&T, Inc.	2.5%
The Procter & Gamble Co.	2.4%
Wells Fargo & Co.	2.2%
Johnson & Johnson	2.0%
Verizon Communications, Inc.	1.9%
Berkshire Hathaway, Inc. Class B	1.8%

24.4%

MassMutual Premier Disciplined Value Fund Sector Table (% of Net Assets) on 4/30/11 (Unaudited)

Financial	25.8%
Consumer, Non-cyclical	20.6%
Energy	12.9%
Communications	12.6%
Industrial	10.4%
Utilities	6.2%
Consumer, Cyclical	4.3%
Technology	3.8%
Basic Materials	3.1%
Diversified	0.1%

Total Long-Term Investments	99.8%
Short-Term Investments and Other Assets and Liabilities	0.2%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Enhanced Index Core Equity Fund, and who is the Fund’s subadviser?

This Fund seeks to outperform the total return performance of its benchmark index, the S&P 500® Index*, while maintaining risk characteristics similar to those of the benchmark. Under normal market conditions, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included within the S&P 500 Index. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital).

*

“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500,” “500” and “S&P 500®” are trademarks of the McGraw-Hill Companies and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

MassMutual Premier Enhanced Index Core Equity Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Exxon Mobil Corp.	3.8%
Apple, Inc.	2.7%
General Electric Co.	2.4%
Chevron Corp.	2.2%
International Business Machines Corp.	2.1%
Microsoft Corp.	1.7%
JP Morgan Chase & Co.	1.7%
Pfizer, Inc.	1.6%
Wells Fargo & Co.	1.4%
Philip Morris International, Inc.	1.3%

20.9%

MassMutual Premier Enhanced Index Core Equity Fund Sector Table (% of Net Assets) on 4/30/11 (Unaudited)

Consumer, Non-cyclical	19.6%
Financial	15.5%
Technology	14.2%
Energy	12.7%
Industrial	11.7%
Communications	11.2%
Consumer, Cyclical	8.4%
Basic Materials	3.6%
Utilities	3.1%
Diversified	0.1%

Total Long-Term Investments	100.1%
Other Assets and Liabilities	(0.1)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Main Street Fund, and who is the Fund’s subadviser?

This Fund seeks a high total return by investing primarily in common stocks of U.S. companies of different capitalization ranges. The Fund’s subadviser currently focuses on companies with market capitalizations at the time of purchase within the market capitalization range of companies included within the Russell 1000® Index, although it may purchase stocks of companies with any market capitalization. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Main Street Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Chevron Corp.	4.7%
Apple, Inc.	4.7%
Occidental Petroleum Corp.	4.6%
Philip Morris International, Inc.	4.1%
eBay, Inc.	3.6%
CIT Group, Inc.	3.5%
Ford Motor Co.	3.2%
The AES Corp.	3.2%
Citigroup, Inc.	3.0%
United Parcel Service, Inc. Class B	3.0%

37.6%

MassMutual Premier Main Street Fund Sector Table (% of Net Assets) on 4/30/11 (Unaudited)

Consumer, Non-cyclical	20.7%
Financial	16.8%
Communications	14.1%
Energy	12.7%
Technology	9.8%
Industrial	8.5%
Consumer, Cyclical	8.1%
Utilities	3.2%
Basic Materials	1.8%

Total Long-Term Investments	95.7%
Short-Term Investments and Other Assets and Liabilities	4.3%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Capital Appreciation Fund, and who is the Fund’s subadviser?

This Fund seeks long-term capital appreciation by investing primarily in common stocks of companies that the Fund’s subadviser believes may appreciate in value over the long-term, which may include newer companies or established companies of any market capitalization range (“growth companies”). Currently, the Fund primarily focuses on established companies that are similar in size to companies in the S&P 500® Index or the Russell 1000® Growth Index. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Capital Appreciation Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Apple, Inc.	5.0%
QUALCOMM, Inc.	4.0%
Google, Inc. Class A	3.2%
Oracle Corp.	3.0%
Occidental Petroleum Corp.	2.6%
ConocoPhillips	2.1%
Juniper Networks, Inc.	2.0%
Caterpillar, Inc.	2.0%
Allergan, Inc.	1.8%
Schlumberger Ltd.	1.8%

27.5%

MassMutual Premier Capital Appreciation Fund Sector Table (% of Net Assets) on 4/30/11 (Unaudited)

Industrial	19.1%
Consumer, Non-cyclical	18.2%
Communications	17.4%
Technology	14.7%
Energy	11.2%
Consumer, Cyclical	10.7%
Financial	4.9%
Basic Materials	4.9%

Total Long-Term Investments	101.1%
Other Assets and Liabilities	(1.1)%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Disciplined Growth Fund, and who is the Fund’s subadviser?

This Fund seeks to outperform the total return performance of its benchmark index, the Russell 1000® Growth Index, while maintaining risk characteristics similar to those of the benchmark. Under normal circumstances, the Fund invests substantially all (but no less than 80%) of its net assets in common stocks of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included within the Russell 1000 Growth Index. The Fund’s subadviser is Babson Capital Management LLC (Babson Capital). Effective March 1, 2011, the name of this Fund changed from MassMutual Premier Enhanced Index Growth Fund to MassMutual Premier Disciplined Growth Fund. The Fund’s investment approach remains the same.

MassMutual Premier Disciplined Growth Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Exxon Mobil Corp.	6.0%
Apple, Inc.	4.6%
International Business Machines Corp.	3.2%
Microsoft Corp.	2.2%
Google, Inc. Class A	2.1%
Philip Morris International, Inc.	1.8%
Oracle Corp.	1.8%
The Coca-Cola Co.	1.4%
Hewlett-Packard Co.	1.4%
Cisco Systems, Inc.	1.3%

25.8%

MassMutual Premier Disciplined Growth Fund Sector Table (% of Net Assets) on 4/30/11 (Unaudited)

Technology	22.9%
Consumer, Non-cyclical	18.1%
Consumer, Cyclical	15.1%
Industrial	13.7%
Energy	10.8%
Communications	9.3%
Financial	4.9%
Basic Materials	4.4%
Utilities	0.1%

Total Long-Term Investments	99.3%
Short-Term Investments and Other Assets and Liabilities	0.7%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Discovery Value Fund, and who is the Fund’s subadviser?

This Fund seeks long-term capital appreciation by investing primarily in common stocks of U.S. issuers having market capitalizations up to $13 billion that the Fund’s subadviser believes are undervalued. These may include securities of small- and mid-capitalization companies. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier Discovery Value Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Rock-Tenn Co. Class A	2.0%
Hospira, Inc.	2.0%
Celanese Corp. Series A	2.0%
Allegheny Technologies, Inc.	1.7%
Mattel, Inc.	1.7%
Cleco Corp.	1.6%
Lear Corp.	1.6%
Ingersoll-Rand PLC	1.6%
ACE Ltd.	1.6%
CMS Energy Corp.	1.5%

17.3%

MassMutual Premier Discovery Value Fund Sector Table (% of Net Assets) on 4/30/11 (Unaudited)

Financial	17.3%
Industrial	16.6%
Consumer, Non-cyclical	16.5%
Consumer, Cyclical	12.1%
Energy	9.6%
Utilities	7.9%
Technology	5.8%
Basic Materials	3.6%
Communications	2.9%

Total Long-Term Investments	92.3%
Short-Term Investments and Other Assets and Liabilities	7.7%

Net Assets	100.0%

MassMutual Premier Discovery Value Fund Country Weightings (% of Net Assets) on 4/30/11 (Unaudited)

United States	78.0%
Bermuda	5.0%
Ireland	3.6%
Switzerland	1.6%
United Kingdom	1.5%
Luxembourg	1.0%
Netherlands	0.8%
Singapore	0.8%

Total Long-Term Investments	92.3%
Short-Term Investments and Other Assets and Liabilities	7.7%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Main Street Small/Mid Cap Fund, and who is the Fund’s subadviser?

This Fund seeks capital appreciation by investing primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500™ Index. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional). Effective May 1, 2011, the name of this Fund changed from MassMutual Premier Main Street Small Cap Fund to MassMutual Premier Main Street Small/Mid Cap Fund and the Fund’s investment strategy changed from investing in small-capitalization companies to investing in small- and mid-capitalization companies.

MassMutual Premier Main Street Small/Mid Cap Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Digital Realty Trust, Inc.	1.3%
The Children’s Place Retail Store, Inc.	1.3%
MSCI, Inc. Class A	1.1%
Healthspring, Inc.	1.1%
Robert Half International, Inc.	1.1%
The AES Corp.	1.1%
Old Dominion Freight Line, Inc.	1.0%
Imax Corp.	1.0%
KBR, Inc.	0.9%
Ares Capital Corp.	0.9%

10.8%

MassMutual Premier Main Street Small/Mid Cap Fund Sector Table (% of Net Assets) on 4/30/11 (Unaudited)

Financial	19.1%
Consumer, Non-cyclical	18.0%
Industrial	16.1%
Consumer, Cyclical	13.5%
Technology	11.3%
Communications	5.8%
Energy	5.4%
Utilities	4.8%
Basic Materials	3.6%
Diversified	0.0%

Total Long-Term Investments	97.6%
Short-Term Investments and Other Assets and Liabilities	2.4%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Small/Mid Cap Opportunities Fund, and who is the Fund’s subadviser?

This Fund seeks capital appreciation through investment primarily in common stocks of small- and mid-capitalization U.S. companies that the Fund’s subadviser believes have favorable business trends or prospects based on fundamental analysis and quantitative models. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2500™ Index. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional). Effective May 1, 2011, the name of this Fund changed from MassMutual Premier Small Company Opportunities Fund to MassMutual Premier Small/Mid Cap Opportunities Fund and the Fund’s investment strategy changed from investing in small-capitalization companies to investing in small- and mid-capitalization companies.

MassMutual Premier Small/Mid Cap Opportunities Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

The Children’s Place Retail Store, Inc.	1.3%
Digital Realty Trust, Inc.	1.3%
MSCI, Inc. Class A	1.2%
Robert Half International, Inc.	1.1%
Healthspring, Inc.	1.1%
The AES Corp.	1.1%
Imax Corp.	1.1%
Old Dominion Freight Line, Inc.	1.1%
KBR, Inc.	1.0%
Ares Capital Corp.	0.9%

11.2%

MassMutual Premier Small/Mid Cap Opportunities Fund Sector Table (% of Net Assets) on 4/30/11 (Unaudited)

Financial	19.2%
Consumer, Non-cyclical	18.1%
Industrial	16.4%
Consumer, Cyclical	13.7%
Technology	11.5%
Communications	5.9%
Energy	5.5%
Utilities	4.9%
Basic Materials	3.7%
Diversified	0.0%

Total Long-Term Investments	98.9%
Short-Term Investments and Other Assets and Liabilities	1.1%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Global Fund, and who is the Fund’s subadviser?

This Fund seeks long-term capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries. The Fund’s subadviser is OppenheimerFunds, Inc. (OFI).

MassMutual Premier Global Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Telefonaktiebolaget LM Ericsson Class B	4.7%
Siemens AG	3.0%
eBay, Inc.	2.8%
Altera Corp.	2.2%
Credit Suisse Group	2.2%
SAP AG	1.9%
Intuit, Inc.	1.8%
Tiffany & Co.	1.7%
LVMH Moet Hennessy Louis Vuitton SA	1.7%
The Walt Disney Co.	1.6%

23.6%

MassMutual Premier Global Fund Country Weightings (% of Net Assets) on 4/30/11 (Unaudited)

United States	34.9%
Japan	10.0%
Germany	9.9%
Sweden	7.4%
Switzerland	6.3%
France	5.7%
United Kingdom	4.7%
Netherlands	3.1%
Mexico	3.0%
Brazil	2.9%
Spain	2.5%
Italy	2.0%
Taiwan	1.7%
India	1.6%
Panama	1.4%
Ireland	1.0%
Finland	0.9%
Republic of Korea	0.5%
Israel	0.4%

Total Long-Term Investments	99.9%
Other Assets and Liabilities	0.1%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier International Equity Fund, and who is the Fund’s subadviser?

This Fund seeks to achieve long-term capital appreciation by investing primarily in common stock of foreign companies. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of foreign companies. The Fund’s subadviser is OFI Institutional Asset Management, Inc. (OFI Institutional).

MassMutual Premier International Equity Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Telefonaktiebolaget LM Ericsson Class B	2.6%
Autonomy Corp. PLC	2.6%
Aggreko PLC	2.1%
Aalberts Industries NV	2.1%
Nidec Corp.	1.8%
BG Group PLC	1.7%
SAP AG	1.7%
Burberry Group PLC	1.7%
ICAP PLC	1.6%
ABB Ltd.	1.6%

19.5%

MassMutual Premier International Equity Fund Country Weightings (% of Net Assets) on 4/30/11 (Unaudited)

United Kingdom	28.4%
Switzerland	12.6%
France	9.3%
Japan	8.1%
Netherlands	7.9%
Germany	5.4%
Australia	4.3%
Sweden	3.7%
Spain	3.7%
Italy	3.4%
United States	2.2%
Brazil	2.1%
India	1.5%
Ireland	1.2%
South Africa	1.1%
Canada	1.0%
Finland	0.8%
Denmark	0.7%
Panama	0.6%
Austria	0.6%
Luxembourg	0.5%
Mexico	0.4%
Republic of Korea	0.3%
Bermuda	0.1%

Total Long-Term Investments	99.9%
Other Assets and Liabilities	0.1%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Focused International Fund, and who is the Fund’s subadviser?

This Fund seeks long-term capital appreciation by normally investing a minimum of 90% of its net assets in equity securities. The Fund may invest in developed and emerging markets, however will typically invest in a minimum of 30 issuers organized, headquartered or having a substantial portion of their assets in or deriving a substantial portion of their revenues from countries appearing in the Morgan Stanley Capital International (“MSCI®”) Europe, Australasia, Far East (“EAFE®”) Index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier Focused International Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Syngenta AG	2.6%
Newcrest Mining Ltd.	2.5%
Gazprom OAO Sponsored ADR (Russia)	2.5%
Israel Chemicals Ltd.	2.5%
Bayer AG	2.2%
Total SA	2.2%
Grifols SA	2.1%
Fresenius SE & Co. KGaA	2.1%
SES SA	2.1%
Heineken NV	2.1%

22.9%

MassMutual Premier Focused International Fund Country Weightings (% of Net Assets) on 4/30/11 (Unaudited)

United Kingdom	19.1%
Japan	15.5%
France	9.6%
Germany	9.5%
Switzerland	7.6%
Australia	6.0%
Norway	3.7%
Singapore	3.5%
Hong Kong	3.1%
Russia	2.5%
Israel	2.5%
Spain	2.1%
Luxembourg	2.1%
Netherlands	2.1%
Channel Islands	2.0%
Republic of Korea	1.9%
Canada	1.8%
Cayman Islands	1.7%
Brazil	1.4%

Total Long-Term Investments	97.7%
Short-Term Investments and Other Assets and Liabilities	2.3%

Net Assets	100.0%

MassMutual Premier Funds – Portfolio Summaries (Continued)

What is the investment approach of MassMutual Premier Strategic Emerging Markets Fund, and who is the Fund’s subadviser?

This Fund seeks long-term capital growth by investing, under normal circumstances, at least 80% of its net assets in investments tied economically to emerging market countries. The Fund defines an emerging market country as one whose economy or markets are generally considered emerging or developing, and is not classified as a developed country according to the Morgan Stanley Capital International Barra Index. The Fund’s subadviser is Baring International Investment Limited (Baring).

MassMutual Premier Strategic Emerging Markets Fund Largest Holdings (% of Net Assets) on 4/30/11 (Unaudited)

Samsung Electronics Co., Ltd.	5.2%
Vale SA Sponsored ADR (Brazil)	4.5%
CNOOC Ltd.	3.8%
China Construction Bank Corp. Class H	3.6%
Industrial & Commercial Bank of China	3.5%
Tupras-Turkiye Petrol Rafinerileri AS	3.1%
Sberbank	3.1%
Petroleo Brasileiro SA Sponsored ADR (Brazil)	2.9%
Gazprom OAO Sponsored ADR (Russia)	2.8%
Hon Hai Precision Industry Co. Ltd.	2.7%

35.2%

MassMutual Premier Strategic Emerging Markets Fund Country Weightings (% of Net Assets) on 4/30/11 (Unaudited)

Republic of Korea	16.1%
Brazil	14.2%
China	10.1%
Russia	9.4%
Taiwan	8.1%
Hong Kong	6.7%
India	6.6%
Cayman Islands	5.7%
Mexico	4.2%
Indonesia	3.7%
Turkey	3.1%
Bermuda	3.0%
Channel Islands	2.4%
South Africa	1.6%
United Kingdom	1.3%
Luxembourg	1.1%
Netherlands	0.9%
Canada	0.7%
Poland	0.2%

Total Long-Term Investments	99.1%
Short-Term Investments and Other Assets and Liabilities	0.9%

Net Assets	100.0%

MassMutual Premier Money Market Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.8%
Commercial Paper — 87.4%
Abbey National North America LLC 0.230% 5/10/11	$15,500,000	$15,499,010
American Honda Finance Corp. 0.240% 5/04/11	15,000,000	14,999,600
Archer-Daniels-Midland Co. (a) 0.300% 5/02/11	5,000,000	4,999,917
Archer-Daniels-Midland Co. (a) 0.310% 5/02/11	10,000,000	9,999,828
Bank of America Corp. 0.120% 5/04/11	16,000,000	15,999,787
Bank of Nova Scotia 0.260% 6/15/11	4,500,000	4,498,505
Bank of Nova Scotia 0.492% 1/06/12	5,750,000	5,757,397
Bank of Nova Scotia 0.559% 3/12/12	5,000,000	5,010,006
Barclays U.S. Funding Corp. 0.250% 5/23/11	15,500,000	15,497,524
BASF SE (a) 0.140% 6/02/11	4,800,000	4,799,384
BASF SE (a) 0.150% 6/02/11	10,740,000	10,738,523
Basin Electric Power Cooperative, Inc. (a) 0.180% 6/01/11	3,900,000	3,899,376
Cargill, Inc. (a) 0.140% 5/06/11	7,000,000	6,999,837
Citigroup Funding, Inc. 0.220% 7/20/11	15,500,000	15,492,327
The Coca-cola Co. (a) 0.200% 8/05/11	6,000,000	5,996,767
The Coca-cola Co. (a) 0.230% 6/13/11	9,580,000	9,577,307
ConocoPhillips Qatar Funding Ltd. (a) 0.260% 7/12/11	1,300,000	1,299,315
ConocoPhillips Qatar Funding Ltd. (a) 0.310% 5/09/11	14,000,000	13,998,915
Covidien International Finance (a) 0.360% 6/28/11	16,000,000	15,990,560
Deere & Co. (a) 0.140% 5/26/11	3,500,000	3,499,646
Deutsche Bank Financial LLC 0.260% 6/02/11	15,000,000	14,996,425
Dover Corp. (a) 0.100% 5/02/11	15,500,000	15,499,914
Ecolab, Inc. (a) 0.130% 5/04/11	16,000,000	15,999,769
General Electric Co. 0.100% 5/18/11	15,500,000	15,499,225

	Principal Amount	Value
Google, Inc. (a) 0.140% 5/11/11	$13,000,000	$12,999,444
Google, Inc. (a) 0.350% 9/12/11	2,500,000	2,496,719
Hewlett-Packard Co. (a) 0.110% 5/02/11	11,000,000	10,999,933
HSBC Finance Corp. 0.150% 5/27/11	15,000,000	14,998,313
Illinois Tool Works, Inc. (a) 0.130% 5/13/11	7,130,000	7,129,665
Illinois Tool Works, Inc. (a) 0.140% 6/23/11	2,000,000	1,999,580
Illinois Tool Works, Inc. (a) 0.150% 5/13/11	6,830,000	6,829,630
John Deere Capital Corp. (a) 0.130% 5/16/11	12,400,000	12,399,284
Kimberly-Clark Worldwide, Inc (a) 0.120% 5/10/11	15,500,000	15,499,483
L’Oreal USA, Inc. (a) 0.110% 5/24/11	2,725,000	2,724,800
L’Oreal USA, Inc. (a) 0.120% 5/19/11	4,400,000	4,399,721
McDonald’s Corp. (a) 0.120% 5/03/11	15,500,000	15,499,845
Natexis Banques Populaires U.S. Financial Co. LLC 0.299% 7/12/11	15,500,000	15,490,577
National Rural Utilities Cooperative Finance Corp. 0.270% 5/05/11	15,000,000	14,999,437
Nestle Capital Corp. (a) 0.269% 10/14/11	2,670,000	2,666,662
Nestle Capital Corp. (a) 0.300% 12/14/11	5,700,000	5,689,170
NSTAR Electric Co. 0.110% 5/05/11	15,500,000	15,499,763
PepsiCo, Inc. (a) 0.080% 5/05/11	4,150,000	4,149,954
Praxair, Inc. 0.080% 5/04/11	15,500,000	15,499,862
The Procter & Gamble Co. (a) 0.250% 5/03/11	13,390,000	13,389,721
Reckitt Benckiser Treasury Services PLC (a) 0.280% 6/15/11	15,500,000	15,494,454
Rockwell Collins, Inc. (a) 0.150% 5/20/11	11,400,000	11,399,050
Rockwell Collins, Inc. (a) 0.160% 5/12/11	4,100,000	4,099,781
Royal Bank of Scotland Group PLC (a) 0.200% 6/03/11	500,000	499,906

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Royal Bank of Scotland Group PLC (a) 0.340% 5/31/11	$15,300,000	$15,295,520
Sanofi-Aventis (a) 0.280% 7/14/11	2,500,000	2,498,542
Sanofi-Aventis 0.357% 3/28/12	12,500,000	12,500,000
The Sherwin Williams Co. (a) 0.200% 5/03/11	16,900,000	16,899,718
Sigma Aldrich Corp. (a) 0.110% 5/05/11	4,000,000	3,999,939
Wal-Mart Stores, Inc. (a) 0.090% 5/17/11	3,400,000	3,399,856
Wisconsin Gas LLC 0.110% 5/02/11	15,500,000	15,499,905

		543,497,098

Corporate Debt — 3.1%
Berkshire Hathaway Finance Corp. FRN 0.408% 1/13/12	3,150,000	3,152,882
Berkshire Hathaway, Inc. FRN 0.492% 2/10/12	2,575,000	2,578,714
Hewlett-Packard Co. FRN 1.361% 5/27/11	5,000,000	5,004,275
JPMorgan Chase & Co. FRN 0.434% 12/21/11	8,800,000	8,808,666

		19,544,537

Discount Notes — 5.3%
Federal Farm Credit Bank 0.200% 5/23/11	1,000,000	999,872
Federal Farm Credit Bank 0.210% 5/12/11	1,000,000	999,930
Federal Home Loan Bank 0.200% 5/25/11	1,500,000	1,499,792
Federal Home Loan Bank 0.200% 5/27/11	5,380,000	5,379,193
Federal Home Loan Bank 0.240% 6/20/11	177,000	176,940
Federal Home Loan Bank 0.240% 8/04/11	800,000	799,488
Federal Home Loan Bank 0.250% 8/04/11	2,650,000	2,648,233
Federal Home Loan Bank 0.260% 9/12/11	1,000,000	999,025
Federal Home Loan Mortgage Corp. 0.210% 5/16/11	187,000	186,983
Federal Home Loan Mortgage Corp. 0.210% 6/22/11	353,000	352,891
Federal Home Loan Mortgage Corp. 0.225% 5/24/11	1,541,000	1,540,769

	Principal Amount	Value
Federal Home Loan Mortgage Corp. 0.230% 5/03/11	$235,000	$234,995
Federal Home Loan Mortgage Corp. 0.230% 7/12/11	5,000,000	4,997,668
Federal Home Loan Mortgage Corp. 0.240% 6/27/11	1,145,000	1,144,557
Federal Home Loan Mortgage Corp. 0.240% 9/14/11	995,000	994,091
Federal Home Loan Mortgage Corp. 0.250% 6/29/11	500,000	499,792
Federal Home Loan Mortgage Corp. 0.250% 8/05/11	1,000,000	999,326
Federal Home Loan Mortgage Corp. 0.270% 9/06/11	400,000	399,613
Federal Home Loan Mortgage Corp. 0.300% 5/03/11	400,000	399,990
Federal National Mortgage Association 0.205% 6/08/11	2,000,000	1,999,556
Federal National Mortgage Association 0.210% 8/11/11	310,000	309,814
Federal National Mortgage Association 0.230% 5/04/11	341,000	340,991
Federal National Mortgage Association 0.230% 6/22/11	1,325,000	1,324,551
Federal National Mortgage Association 0.230% 7/11/11	1,000,000	999,540
Federal National Mortgage Association 0.250% 5/02/11	425,000	424,994
Federal National Mortgage Association 0.250% 5/09/11	500,000	499,969
Federal National Mortgage Association 0.250% 7/05/11	1,500,000	1,499,313
Federal National Mortgage Association 0.255% 7/18/11	115,000	114,936
Federal National Mortgage Association 0.260% 5/09/11	260,000	259,983

		33,026,795

U.S. Treasury Bills — 0.9%
U.S. Treasury Bill 0.262% 10/20/11	1,000,000	998,741
U.S. Treasury Bill 0.262% 11/17/11	1,540,000	1,537,747
U.S. Treasury Bill 0.264% 10/20/11	840,000	838,932
U.S. Treasury Bill 0.274% 11/17/11	1,975,000	1,971,973

		5,347,393

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bonds & Notes — 3.1%
U.S. Treasury Note 0.875% 1/31/12	$14,895,000	$14,956,561
U.S. Treasury Note 0.875% 2/29/12	4,000,000	4,018,694

		18,975,255

TOTAL SHORT-TERM INVESTMENTS (Cost $620,391,078)		620,391,078

TOTAL INVESTMENTS — 99.8% (Cost $620,391,078) (b)		620,391,078

Other Assets/(Liabilities) — 0.2%		1,399,445

NET ASSETS — 100.0%		$621,790,523

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $315,759,435 or 50.78% of net assets.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 73.7%

CORPORATE DEBT — 28.7%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$765,000	$900,039

Aerospace & Defense — 0.2%
L-3 Communications Corp. 6.375% 10/15/15	1,125,000	1,161,563

Agriculture — 0.3%
Altria Group, Inc. 9.700% 11/10/18	105,000	139,805
BAT International Finance PLC (a) 8.125% 11/15/13	1,085,000	1,253,341

		1,393,146

Banks — 2.0%
Associated Banc-Corp 5.125% 3/28/16	750,000	764,233
Bank of America Corp. 2.100% 4/30/12	1,500,000	1,526,397
Bank of America Corp. 3.625% 3/17/16	725,000	728,682
Bank of America Corp. 5.750% 12/01/17	1,500,000	1,618,051
Bank of America Corp. 7.375% 5/15/14	1,100,000	1,253,916
Capital One Financial Corp. 7.375% 5/23/14	270,000	313,773
Credit Suisse New York 5.500% 5/01/14	760,000	841,002
Deutsche Bank AG 3.250% 1/11/16	1,050,000	1,071,748
First Horizon National Corp. 5.375% 12/15/15	770,000	819,671
ICICI Bank Ltd. (a) 5.500% 3/25/15	585,000	619,444
State Street Corp. 2.150% 4/30/12	450,000	458,276
Wells Fargo & Co. 5.625% 12/11/17	65,000	72,508

		10,087,701

Beverages — 0.3%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	435,000	479,348
Foster’s Finance Corp. (a) 6.875% 6/15/11	1,000,000	1,007,054

		1,486,402

Building Materials — 0.6%
CRH America, Inc. 5.300% 10/15/13	425,000	453,745

	Principal Amount	Value
CRH America, Inc. 8.125% 7/15/18	$55,000	$65,876
Lafarge SA (a) 5.850% 7/09/15	1,100,000	1,161,358
Masco Corp. 4.800% 6/15/15	1,090,000	1,090,595
Masco Corp. 7.125% 8/15/13	400,000	434,539

		3,206,113

Chemicals — 1.2%
Airgas, Inc. 4.500% 9/15/14	425,000	447,780
Ashland, Inc. 9.125% 6/01/17	250,000	289,062
Cytec Industries, Inc. 8.950% 7/01/17	125,000	154,410
The Dow Chemical Co. 4.850% 8/15/12	325,000	340,119
The Dow Chemical Co. 5.900% 2/15/15	860,000	967,061
The Dow Chemical Co. 7.600% 5/15/14	525,000	609,447
The Dow Chemical Co. 8.550% 5/15/19	15,000	19,231
Incitec Pivot Ltd. (a) 4.000% 12/07/15	650,000	658,285
Lyondell Chemical Co. (a) 8.000% 11/01/17	1,075,000	1,198,625
Praxair, Inc. 5.250% 11/15/14	1,250,000	1,409,535
Valspar Corp. 7.250% 6/15/19	175,000	204,034

		6,297,589

Coal — 0.1%
Consol Energy, Inc. 8.250% 4/01/20	275,000	306,625

Commercial Services — 0.6%
Brambles USA, Inc. (a) 3.950% 4/01/15	510,000	519,618
Deluxe Corp. 7.375% 6/01/15	180,000	186,525
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	490,012
Equifax, Inc. 6.300% 7/01/17	800,000	877,157
ERAC USA Finance LLC (a) 5.800% 10/15/12	1,000,000	1,061,066

		3,134,378

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	$80,000	$84,800
Brocade Communications Systems, Inc. 6.875% 1/15/20	40,000	43,500
HP Enterprise Services LLC Series B 6.000% 8/01/13	475,000	525,901

		654,201

Diversified Financial — 4.1%
American Express Co. 7.250% 5/20/14	545,000	625,553
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,000,000	1,174,944
BlackRock, Inc. 2.250% 12/10/12	950,000	970,780
Citigroup, Inc. 2.125% 4/30/12	1,200,000	1,221,533
Citigroup, Inc. 5.500% 10/15/14	320,000	348,918
Citigroup, Inc. 5.500% 2/15/17	840,000	894,471
Citigroup, Inc. 6.375% 8/12/14	585,000	653,601
Eaton Vance Corp. 6.500% 10/02/17	575,000	660,514
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,288,312
General Electric Capital Corp. 3.500% 8/13/12	590,000	608,788
General Electric Capital Corp. 5.900% 5/13/14	485,000	540,759
The Goldman Sachs Group, Inc. 1.625% 7/15/11	3,750,000	3,761,081
The Goldman Sachs Group, Inc. 5.150% 1/15/14	250,000	269,789
The Goldman Sachs Group, Inc. 5.625% 1/15/17	275,000	295,500
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	745,888
The Goldman Sachs Group, Inc. 6.150% 4/01/18	385,000	425,887
HSBC Finance Corp. 6.375% 10/15/11	175,000	179,584
International Lease Finance Corp. 5.625% 9/20/13	300,000	307,500
Janus Capital Group, Inc. 6.700% 6/15/17	925,000	1,012,752
Lazard Group LLC 6.850% 6/15/17	650,000	715,037
Lazard Group LLC 7.125% 5/15/15	805,000	896,809

	Principal Amount	Value
Merrill Lynch & Co., Inc. 5.450% 2/05/13	$1,800,000	$1,915,833
Morgan Stanley 3.800% 4/29/16	325,000	326,143
National Rural Utilities Cooperative Finance Corp. 10.375% 11/01/18	50,000	68,903
SLM Corp. 5.000% 10/01/13	1,100,000	1,146,732
TD Ameritrade Holding Corp. 4.150% 12/01/14	155,000	163,543

		21,219,154

Electric — 2.8%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	975,000	1,031,088
Ameren Corp. 8.875% 5/15/14	545,000	631,848
Carolina Power & Light Co. 5.125% 9/15/13	780,000	847,827
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	250,000	286,724
CMS Energy Corp. 5.050% 2/15/18	2,250,000	2,288,446
CMS Energy Corp. 6.300% 2/01/12	22,000	22,743
IPALCO Enterprises, Inc. 8.625% 11/14/11	3,165,000	3,267,862
Kansas Gas & Electric Co. 5.647% 3/29/21	437,050	505,693
Kiowa Power Partners LLC (a) 4.811% 12/30/13	183,281	188,092
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	327,643	338,291
Monongahela Power 6.700% 6/15/14	500,000	549,038
Nevada Power Co. Series L 5.875% 1/15/15	650,000	727,352
NRG Energy, Inc. 8.500% 6/15/19	400,000	426,000
Pacific Gas & Electric Co. 4.800% 3/01/14	950,000	1,029,366
PPL Energy Supply LLC 6.300% 7/15/13	600,000	654,179
Tenaska Oklahoma (a) 6.528% 12/30/14	227,499	229,096
TransAlta Corp. 6.650% 5/15/18	300,000	341,269
Tri-State Generation & Transmission Association Series 2003 Class A (a) 6.040% 1/31/18	428,785	463,298

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wisconsin Public Service Corp. 5.650% 11/01/17	$450,000	$507,557

		14,335,769

Electronics — 0.1%
Agilent Technologies, Inc. 2.500% 7/15/13	550,000	558,669
Amphenol Corp. 4.750% 11/15/14	180,000	195,257

		753,926

Entertainment — 0.1%
Peninsula Gaming LLC 8.375% 8/15/15	515,000	551,050

Environmental Controls — 0.0%
Waste Management, Inc. 6.100% 3/15/18	35,000	39,710

Foods — 0.6%
Delhaize Group 6.500% 6/15/17	1,180,000	1,344,510
Kellogg Co. 5.125% 12/03/12	855,000	912,264
Kraft Foods, Inc. 4.125% 2/09/16	525,000	551,493
The Kroger Co. 7.500% 1/15/14	260,000	296,929

		3,105,196

Forest Products & Paper — 0.3%
International Paper Co. 9.375% 5/15/19	105,000	136,861
Rock-Tenn Co. 5.625% 3/15/13	180,000	185,850
Rock-Tenn Co. 8.200% 8/15/11	650,000	662,188
Rock-Tenn Co. 9.250% 3/15/16	375,000	408,750
Verso Paper Holdings LLC 11.500% 7/01/14	180,000	196,200

		1,589,849

Hand & Machine Tools — 0.4%
Black & Decker Corp. 8.950% 4/15/14	750,000	890,221
Kennametal, Inc. 7.200% 6/15/12	950,000	996,474

		1,886,695

Health Care – Products — 0.5%
Beckman Coulter, Inc. 6.000% 6/01/15	295,000	324,656
Beckman Coulter, Inc. 7.000% 6/01/19	235,000	273,534
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,326,817

	Principal Amount	Value
Covidien International Finance SA 5.450% 10/15/12	$600,000	$639,045

		2,564,052

Health Care – Services — 0.3%
Apria Healthcare Group, Inc. 11.250% 11/01/14	725,000	781,187
CIGNA Corp. 5.125% 6/15/20	200,000	210,794
HCA, Inc. 9.250% 11/15/16	450,000	482,625

		1,474,606

Holding Company – Diversified — 0.1%
Leucadia National Corp. 7.000% 8/15/13	460,000	497,950

Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	275,000	288,707

		288,707

Home Furnishing — 0.3%
Sealy Mattress Co. (a) 10.875% 4/15/16	1,250,000	1,406,250
Whirlpool Corp. 8.600% 5/01/14	135,000	157,723

		1,563,973

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	300,000	305,264

		305,264

Insurance — 1.0%
American International Group, Inc. 3.650% 1/15/14	150,000	153,738
Berkshire Hathaway, Inc. 3.200% 2/11/15	975,000	1,015,697
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	529,378
Lincoln National Corp. 4.300% 6/15/15	200,000	211,064
MetLife Global Funding I (a) 2.875% 9/17/12	465,000	475,081
Principal Financial Group, Inc. 8.875% 5/15/19	175,000	224,076
Prudential Financial, Inc. 3.625% 9/17/12	480,000	494,975
Prudential Financial, Inc. 4.500% 11/15/20	250,000	248,600
Prudential Financial, Inc. 4.750% 9/17/15	640,000	688,156

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. 5.800% 6/15/12	$1,000,000	$1,046,918

		5,087,683

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	335,000	374,594

Iron & Steel — 0.6%
AK Steel Corp. 7.625% 5/15/20	265,000	278,581
ArcelorMittal 9.000% 2/15/15	1,290,000	1,552,536
ArcelorMittal 9.850% 6/01/19	165,000	212,569
Reliance Steel & Aluminum Co. 6.200% 11/15/16	445,000	487,847
Steel Dynamics, Inc. 7.375% 11/01/12	560,000	595,000

		3,126,533

Lodging — 0.2%
Marriott International, Inc. 5.810% 11/10/15	150,000	164,345
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	54,000	57,645
Wyndham Worldwide Corp. 6.000% 12/01/16	375,000	401,390
Wynn Las Vegas LLC 7.750% 8/15/20	350,000	382,375

		1,005,755

Machinery – Diversified — 0.2%
Roper Industries, Inc. 6.625% 8/15/13	720,000	800,703

Manufacturing — 1.2%
Cooper US, Inc. 6.100% 7/01/17	750,000	866,699
General Electric Co. 5.250% 12/06/17	1,000,000	1,107,214
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	350,000	421,443
Textron, Inc. 6.200% 3/15/15	2,500,000	2,760,580
Tyco Electronics Group SA 6.000% 10/01/12	375,000	399,386
Tyco Electronics Group SA 6.550% 10/01/17	325,000	379,926

		5,935,248

Media — 0.7%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 4.750% 10/01/14	1,250,000	1,355,593

	Principal Amount	Value
Scholastic Corp. 5.000% 4/15/13	$575,000	$582,188
Thomson Corp. 5.700% 10/01/14	930,000	1,045,262
Time Warner Cable, Inc. 7.500% 4/01/14	460,000	531,053

		3,514,096

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	372,295

Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/01/17	1,080,000	1,190,700
Teck Resources Ltd. 7.000% 9/15/12	250,000	266,997
Teck Resources Ltd. 10.750% 5/15/19	325,000	415,610
Vale Overseas Ltd. 6.250% 1/23/17	535,000	605,151

		2,478,458

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	250,000	265,170
Xerox Corp. 5.500% 5/15/12	280,000	293,411

		558,581

Office Furnishings — 0.2%
Steelcase, Inc. 6.500% 8/15/11	1,210,000	1,227,222

Oil & Gas — 0.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	960,000	1,084,283
Cenovus Energy, Inc. 4.500% 9/15/14	650,000	703,810
Noble Holding International Ltd. 7.375% 3/15/14	735,000	842,080
Petrobras International Finance Co. 3.875% 1/27/16	480,000	486,613
Rowan Cos., Inc. 5.000% 9/01/17	700,000	743,022
Shell International Finance BV 5.625% 6/27/11	100,000	100,803
Tesoro Corp. 6.500% 6/01/17	400,000	413,000
Valero Energy Corp. 4.500% 2/01/15	440,000	469,148

		4,842,759

Oil & Gas Services — 0.2%
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	970,000	979,700

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.5%
Packaging Corporation of America 5.750% 8/01/13	$1,400,000	$1,503,818
Sealed Air Corp. (a) 5.625% 7/15/13	1,200,000	1,261,602

		2,765,420

Pharmaceuticals — 0.6%
Abbott Laboratories 5.600% 11/30/17	1,660,000	1,901,321
Express Scripts, Inc. 6.250% 6/15/14	900,000	1,009,183
Mylan, Inc. (a) 7.625% 7/15/17	275,000	301,125

		3,211,629

Pipelines — 1.4%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	140,000	143,891
DCP Midstream LLC (a) 9.750% 3/15/19	25,000	32,457
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	1,000,000	1,031,912
Enogex LLC (a) 6.875% 7/15/14	930,000	1,023,951
Enterprise Products Operating LP 3.200% 2/01/16	225,000	227,065
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	295,233
Kinder Morgan Energy Partners LP 6.000% 2/01/17	175,000	197,567
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	1,400,000	1,445,500
NGPL PipeCo LLC (a) 6.514% 12/15/12	950,000	1,002,587
ONEOK Partners LP 3.250% 2/01/16	225,000	227,115
Southern Natural Gas Co. (a) 5.900% 4/01/17	420,000	472,532
Texas Eastern Transmission LP (a) 6.000% 9/15/17	275,000	309,462
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	600,000	654,382

		7,063,654

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	350,000	353,405

		353,405

Real Estate Investment Trusts (REITS) — 0.1%
Brandywine Operating Partners LP 4.950% 4/15/18	450,000	454,281
Senior Housing Properties Trust 8.625% 1/15/12	175,000	182,448

	Principal Amount	Value
Simon Property Group LP 4.200% 2/01/15	$100,000	$106,450

		743,179

Retail — 0.2%
J.C. Penney Corp., Inc. 7.950% 4/01/17	200,000	222,500
Lowe’s Cos., Inc. 5.600% 9/15/12	425,000	452,346
Nordstrom, Inc. 6.750% 6/01/14	150,000	172,359

		847,205

Savings & Loans — 0.1%
Glencore Funding LLC (a) 6.000% 4/15/14	665,000	717,053

Software — 0.0%
CA, Inc. 5.375% 12/01/19	170,000	180,604

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	940,000	1,018,725

Telecommunications — 3.1%
America Movil SAB de CV 5.000% 3/30/20	120,000	125,190
American Tower Corp. 4.500% 1/15/18	1,050,000	1,037,570
AT&T, Inc. 4.850% 2/15/14	1,000,000	1,086,452
Cellco Partnership/Verizon Wireless Capital LLC 3.750% 5/20/11	5,000,000	5,006,860
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	735,000	840,384
CenturyLink, Inc. 5.500% 4/01/13	390,000	408,511
CenturyLink, Inc. 6.150% 9/15/19	235,000	246,766
Embarq Corp. 6.738% 6/01/13	2,470,000	2,686,982
Embarq Corp. 7.082% 6/01/16	35,000	39,591
Juniper Networks, Inc. 4.600% 3/15/21	250,000	253,748
Rogers Communications, Inc. 5.500% 3/15/14	260,000	287,152
Rogers Communications, Inc. 6.375% 3/01/14	450,000	507,308
Telecom Italia Capital 6.175% 6/18/14	535,000	583,492

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telefonica Emisiones SAU 3.992% 2/16/16	$700,000	$713,935
Verizon Communications, Inc. 8.750% 11/01/18	540,000	700,280
Virgin Media Secured Finance PLC 6.500% 1/15/18	860,000	941,700
Windstream Corp. 7.875% 11/01/17	535,000	577,800

		16,043,721

Transportation — 0.4%
Asciano Finance (a) 5.000% 4/07/18	400,000	406,985
Bristow Group, Inc. 7.500% 9/15/17	1,255,000	1,324,025
Canadian National Railway Co. 5.850% 11/15/17	245,000	279,870
Ryder System, Inc. 5.000% 6/15/12	225,000	233,910

		2,244,790

Trucking & Leasing — 0.6%
GATX Corp. 3.500% 7/15/16	1,850,000	1,869,980
GATX Corp. 4.750% 5/15/15	150,000	158,202
GATX Corp. 8.750% 5/15/14	695,000	807,967

		2,836,149

TOTAL CORPORATE DEBT (Cost $137,887,544)		147,132,819

MUNICIPAL OBLIGATIONS — 0.7%
Access Group, Inc., Delaware VRN 0.610% 9/01/37	400,000	395,000
North Carolina State Education Assistance Authority FRN 1.212% 1/26/26	800,000	794,216
North Carolina State Education Assistance Authority Student Loan Revenue Bonds 0.760% 1/25/21	970,000	969,360
State of California 5.950% 4/01/16	245,000	266,413
State of Illinois 5.365% 3/01/17	1,200,000	1,242,060

		3,667,049

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,567,976)		3,667,049

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 19.4%
Automobile ABS — 3.3%
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	$646,554	$646,801
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2 0.900% 9/08/14	625,000	625,013
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	700,000	701,045
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	584,592	584,978
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.353% 8/20/13	675,000	660,762
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (a) 0.493% 7/20/12	875,000	844,684
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	863,351	864,201
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	31,197	31,201
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.219% 12/15/20	996,027	1,004,176
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	575,000	575,626
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	500,000	499,986
Ford Credit Auto Lease Trust, Series 2010-A, Class A2 (a) 1.040% 3/15/13	293,138	293,260
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	1,075,000	1,075,560
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	908,167	907,067
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	614,412	615,731
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	315,007	315,601

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	$700,000	$700,686
Rental Car Finance Corp., Series 2006-1A, Class A FRN (a) 0.393% 5/25/12	375,000	374,223
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	925,000	925,270
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	709,859	710,763
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 (c) 0.960% 2/18/14	765,000	764,952
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	629,311	630,869
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	655,606	655,978
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	900,000	901,027
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	292,007	292,242
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.769% 3/15/18	486,845	489,324

		16,691,026

Commercial MBS — 5.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.933% 2/10/51	2,000,000	2,207,687
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	1,265,000	1,349,632
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	814,309
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	1,123,127	1,135,385
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	517,541

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	$1,000,000	$1,014,562
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	700,000	770,713
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	1,100,000	1,195,291
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	1,215,346	1,225,708
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.008% 12/10/49	1,125,000	1,254,263
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	850,000	897,057
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.418% 2/15/41	1,350,000	1,098,545
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	946,440	972,498
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	500,000	520,691
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	1,000,000	1,015,480
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.389% 5/15/41	1,375,000	1,482,245
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	1,200,000	1,312,468
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	250,000	272,078
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, CMO, VRN 5.397% 11/12/37	1,200,000	1,299,019

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	$975,000	$1,026,348
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	887,777
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	1,905,659	1,975,063
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	625,000	706,640
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.983% 8/15/39	450,000	480,154
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.983% 8/15/39	750,000	819,121
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,540,161
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	483,469

		28,273,905

Home Equity ABS — 3.1%
Accredited Mortgage Loan Trust, Series 2006-2, Class A2 FRN 0.303% 9/25/36	202,388	201,560
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.483% 8/25/35	472,632	454,554
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.583% 11/25/34	607,236	580,418
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.573% 7/25/35	478,701	456,441
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.653% 6/25/35	680,000	612,619
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.796% 8/28/44	202,758	193,024
Bear Stearns Asset-Backed Securities, Inc., Series 2005-AQ2, Class A3 0.573% 9/25/35	449,469	412,761

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.593% 11/25/35	$604,846	$590,547
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.643% 4/25/35	525,709	503,503
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.743% 1/25/35	230,977	227,220
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.803% 12/25/34	170,398	154,637
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.263% 1/25/37	227,169	223,919
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.313% 5/25/36	158,517	154,977
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.323% 7/25/36	308,337	296,754
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.623% 12/25/33	287,520	267,767
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.443% 9/25/34	345,135	329,694
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.453% 1/25/36	461,590	448,004
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.593% 9/25/35	1,032,228	1,002,631
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.643% 4/25/35	440,661	393,888
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.383% 8/25/36	462,649	413,866
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.683% 8/25/35	400,000	332,913
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.713% 2/25/35	667,613	640,542
Merrill Lynch Mortgage Synthetic, 2005-ACR1 M1 (a) 0.946% 6/28/35	500,000	462,124

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital Inc., Series 2006-HE5, Class A2B FRN 0.313% 8/25/36	$1,220,404	$1,211,930
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.663% 3/25/35	425,000	331,626
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	1,742	1,709
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.593% 8/25/35	790,445	728,003
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.713% 3/25/35	525,000	460,100
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.563% 6/25/35	642,230	613,528
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.403% 3/25/36	664,960	609,353
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.463% 1/25/36	344,397	326,784
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2B FRN 0.313% 12/25/36	903,782	891,907
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.553% 3/25/36	607,993	569,287
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.573% 8/25/35	340,362	318,412
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.613% 10/25/35	525,000	416,139

		15,833,141

Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.496% 7/07/30	454,707	399,525

Other ABS — 1.3%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	600,000	613,500
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.396% 8/18/21	285,590	270,597
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	700,000	700,414

	Principal Amount	Value
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.019% 12/15/15	$800,000	$804,849
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	500,000	500,821
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	425,000	423,927
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (b) 0.909% 6/20/14	1,600,000	1,109,600
PFS Financing Corp., Series 2009-D, Class A FRN (a) 2.019% 2/15/14	1,300,000	1,310,211
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	408,247	405,430
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.469% 5/15/20	534,917	516,194

		6,655,543

Student Loans ABS — 4.3%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.488% 9/25/25	683,916	682,419
Access Group, Inc., Series 2003-1, Class A2 FRN 0.568% 12/27/16	194,190	193,140
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.319% 3/28/17	638,534	633,538
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.713% 1/25/47	1,075,000	919,125
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.716% 1/25/47	950,000	907,250
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.610% 12/15/17	625,347	625,208
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.760% 3/15/32	1,250,000	1,242,187
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.342% 5/25/22	661,267	661,411
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.842% 11/25/44	550,000	429,537

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.243% 3/25/25	$595,031	$592,663
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.253% 1/27/25	558,521	553,495
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.323% 3/25/26	1,033,027	1,010,015
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.363% 2/25/26	227,231	226,270
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.413% 9/25/25	1,119,503	1,111,846
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 0.777% 2/25/39	100,000	91,750
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.777% 2/25/39	150,000	137,625
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.482% 5/25/27	791,352	776,281
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.013% 4/25/46	458,394	461,214
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.373% 10/28/26	868,384	860,160
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.443% 4/28/17	711,000	710,092
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.501% 11/28/23	241,583	239,844
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.398% 1/15/19	806,627	787,398
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.360% 9/15/20	276,959	274,713
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.364% 7/25/22	289,671	288,943
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.900% 3/15/38	421,012	350,541
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.960% 6/15/38	522,262	436,259

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.960% 12/15/38	$934,425	$774,024
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.660% 12/15/16	375,000	374,998
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.670% 12/15/16	2,150,000	2,149,990
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.733% 12/15/16	1,050,000	1,049,995
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.735% 12/15/16	250,000	249,999
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.869% 12/15/17	650,127	655,179
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.340% 12/17/46	350,000	280,000
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.463% 10/28/28	312,501	308,638
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.724% 1/25/21	1,222,307	1,219,093

		22,264,840

WL Collateral CMO — 1.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.021% 8/25/34	290,617	262,434
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.785% 2/25/34	51,563	47,015
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.298% 9/25/33	25,691	20,916
Gracechurch Mortgage Financing PLC, Series 2007-1A, Class 3A1 FRN (a) 0.393% 11/20/56	918,751	910,880
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.864% 8/25/34	52,865	48,880
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.404% 1/19/38	914,906	598,483
Holmes Master Issuer PLC, Series 2007-2A, Class 3A1 FRN 0.358% 7/15/21	833,333	831,027

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.323% 5/25/37	$914,555	$456,422
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.716% 8/25/34	146,615	110,158
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.493% 6/25/36	457,076	449,188
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.463% 8/25/36	321,422	242,019
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.543% 2/25/34	424,044	414,908
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.648% 7/25/33	10,110	9,832
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.433% 2/25/34	21,101	20,917
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.571% 2/25/34	1,176	1,112
Morgan Stanley Reremic Trust, Series 2009-I0, Class A1 (a) 3.000% 1/17/13	2,444,474	2,446,772
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.393% 6/25/46	1,608,659	624,244
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.702% 3/25/34	88,757	79,641
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.706% 4/25/44	254,904	208,741

		7,783,589

WL Collateral PAC — 0.3%
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.263% 12/25/36	636,266	629,616
Structured Asset Securities Corp., Series 2006-GEL4, Class A1 FRN (a) 0.333% 10/25/36	203,337	200,605
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.463% 11/25/37	740,537	708,536

	Principal Amount	Value
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.752% 6/25/32	$93,276	$75,409

		1,614,166

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $100,466,681)		99,515,735

SOVEREIGN DEBT OBLIGATIONS — 0.2%
Colombia Government International Bond 7.375% 3/18/19	356,000	432,540
Poland Government International Bond 6.375% 7/15/19	380,000	425,020

		857,560

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $732,119)		857,560

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 18.2%
Pass-Through Securities — 18.2%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.522% 3/01/37	1,113,469	1,174,363
Pool #E00856 7.500% 6/01/15	9,679	10,455
Federal Home Loan Mortgage Corp. TBA
Pool #2865 4.000% 12/01/39 (c)	4,775,000	4,745,529
Pool #7190 4.500% 3/01/39 (c)	14,992,000	15,404,280
Federal National Mortgage Association
Pool #775539 2.441% 5/01/34	328,373	342,790
Pool #725692 2.459% 10/01/33	334,219	349,953
Pool #888586 2.734% 10/01/34	774,442	813,277
Pool #684154 5.500% 2/01/18	35,862	38,870
Pool #702331 5.500% 5/01/18	477,718	518,277
Pool #725796 5.500% 9/01/19	2,760,069	2,998,448
Pool #844564 5.500% 12/01/20	591,912	643,774

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA Pool #6554 4.000% 2/01/24 (c)	$20,383,000	$21,123,476
Pool #6238 4.000% 11/01/39 (c)	10,025,000	9,978,008
Pool #11379 4.500% 2/01/21 (c)	22,666,000	23,919,713
Pool #14673 4.500% 2/01/39 (c)	2,847,000	2,929,296
Pool #27790 5.000% 7/01/36 (c)	8,030,000	8,475,414
Government National Mortgage Association Pool #507545 7.500% 8/15/29	37,451	43,155

		93,509,078

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $91,786,114)		93,509,078

U.S. TREASURY OBLIGATIONS — 6.5%
U.S. Treasury Bonds & Notes — 6.5%
U.S. Treasury Note 0.375% 8/31/12	4,005,000	4,007,190
U.S. Treasury Note 1.250% 3/15/14	7,965,000	8,027,538
U.S. Treasury Note 1.250% 4/15/14	4,370,000	4,401,239
U.S. Treasury Note 2.625% 8/15/20	16,910,000	16,082,335
U.S. Treasury Note 3.000% 9/30/16	700,000	731,199

		33,249,501

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,922,217)		33,249,501

TOTAL BONDS & NOTES (Cost $367,362,651)		377,931,742

TOTAL LONG-TERM INVESTMENTS (Cost $367,362,651)		377,931,742

SHORT-TERM INVESTMENTS — 41.8%
Commercial Paper — 41.8%
Apache Corp. (a) 0.320% 5/03/11	6,495,000	6,494,827
Apache Corp. (a) 0.320% 5/04/11	4,270,000	4,269,848

	Principal Amount	Value
Bacardi USA, Inc. 0.330% 5/26/11	$3,000,000	$2,999,285
Bacardi USA, Inc. 0.340% 5/05/11	6,795,000	6,794,679
BMW US Capital LLC (a) 0.390% 5/25/11	4,000,000	3,998,917
BMW US Capital LLC (a) 0.400% 5/02/11	4,000,000	3,999,911
BAE Systems Holdings, Inc. (a) 0.350% 5/19/11	3,335,000	3,334,384
Covidien International Finance SA (a) 0.370% 5/12/11	8,500,000	8,498,952
Duke Energy Corp. (a) 0.350% 5/02/11	10,290,000	10,289,800
Eaton Corp. (a) 0.400% 6/02/11	6,000,000	5,997,800
Elsevier Finance SA (a) 0.350% 6/10/11	9,000,000	8,996,412
Enbridge Energy Partners LP (a) 0.340% 5/10/11	4,400,000	4,399,584
Enbridge Energy Partners LP (a) 0.350% 5/16/11	1,880,000	1,879,708
ERAC USA Finance Co. (a) 0.350% 5/06/11	7,000,000	6,999,592
ERAC USA Finance Co. (a) 0.410% 5/16/11	2,800,000	2,799,490
Henkel of America, Inc. (a) 0.350% 6/06/11	4,060,000	4,058,540
Lincoln National Corp. (a) 0.360% 5/11/11	1,170,000	1,169,871
Natexis Banques Populaires U.S. Finance Co. LLC 0.400% 5/03/11	5,130,000	5,129,829
National Grid USA (a) 0.510% 6/01/11	11,000,000	10,995,013
NextEra Energy Capital Holdings, Inc. 0.410% 5/04/11	4,000,000	3,999,818
NextEra Energy Capital Holdings, Inc. 0.410% 5/10/11	6,450,000	6,449,265
NextEra Energy Capital Holdings, Inc. 0.410% 6/06/11	550,000	549,768
Omnicom Capital, Inc. (a) 0.330% 5/17/11	10,000,000	9,998,442
Pacific Gas & Electric Co. (a) 0.330% 5/13/11	3,595,000	3,594,572
Potash Corp. of Saskatchewan, Inc. (a) 0.360% 7/01/11	5,000,000	4,996,900
Potash Corp. of Saskatchewan, Inc. (a) 0.380% 6/02/11	6,330,000	6,327,795
Societe Generale North America, Inc. 0.380% 5/05/11	10,000,000	9,999,472

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
South Carolina Electric & Gas 0.340% 6/02/11	$7,070,000	$7,067,796
Southern Power Co. (a) 0.320% 5/25/11	10,000,000	9,997,778
United Healthcare Co. (a) 0.350% 5/24/11	6,525,000	6,523,477
Verizon Communications, Inc. (a) 0.400% 5/25/11	1,970,000	1,969,453
Virginia Electric and Power Co. 0.340% 6/14/11	11,000,000	10,995,325
Volkswagen Group of America, Inc. (a) 0.380% 7/26/11	2,000,000	1,998,163
Volkswagen Group of America, Inc. (a) 0.400% 5/23/11	9,180,000	9,177,654
Wellpoint, Inc. (a) 0.350% 5/18/11	6,750,000	6,748,819
Wellpoint, Inc. (a) 0.360% 6/03/11	2,945,000	2,943,999
Wellpoint, Inc. (a) 0.370% 6/03/11	1,765,000	1,764,383
Xcel Energy, Inc. (a) 0.350% 6/30/11	6,000,000	5,996,442

		214,205,763

TOTAL SHORT-TERM INVESTMENTS (Cost $214,205,763)		214,205,763

TOTAL INVESTMENTS — 115.5% (Cost $581,568,414) (d)		592,137,505

Other Assets/(Liabilities) — (15.5)%		(79,522,085)

NET ASSETS — 100.0%		$512,615,420

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $205,656,157 or 40.12% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At April 30, 2011, these securities amounted to a value of $1,109,600 or 0.22% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 118.6%

CORPORATE DEBT — 4.3%
Beverages — 0.3%
SABMiller PLC (a) 6.200% 7/01/11	$800,000	$807,042

Chemicals — 0.3%
The Dow Chemical Co. FRN 2.562% 8/08/11	1,000,000	1,005,630

Computers — 0.3%
Hewlett-Packard Co. FRN 1.361% 5/27/11	1,000,000	1,000,701

Diversified Financial — 0.8%
American Honda Finance Corp. FRN (a) 2.810% 6/02/11	1,000,000	1,001,896
General Electric Capital Corp. 3.500% 8/13/12	575,000	593,311
HSBC Finance Corp. FRN 0.522% 8/09/11	800,000	800,067

		2,395,274

Environmental Controls — 0.2%
Republic Services, Inc. 6.750% 8/15/11	620,000	629,103

Insurance — 0.7%
Berkshire Hathaway, Inc. FRN 0.742% 2/11/13	1,700,000	1,708,680
MetLife Global Funding I (a) 2.875% 9/17/12	250,000	255,420

		1,964,100

Office Equipment/Supplies — 0.2%
Xerox Corp. 6.875% 8/15/11	600,000	610,230

Oil & Gas — 0.3%
Shell International Finance BV 1.300% 9/22/11	750,000	753,217

Pharmaceuticals — 0.3%
Merck & Co., Inc. 1.875% 6/30/11	1,000,000	1,002,662

Pipelines — 0.3%
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	305,000	313,477
Transcontinental Gas Pipe Line Corp. Series B 7.000% 8/15/11	570,000	580,412

		893,889

Telecommunications — 0.6%
Cellco Partnership/Verizon Wireless Capital LLC FRN 2.914% 5/20/11	1,000,000	1,001,209

	Principal Amount	Value
Telefonica Emisiones SAU FRN 0.641% 2/04/13	$725,000	$719,225

		1,720,434

TOTAL CORPORATE DEBT (Cost $12,876,926)		12,782,282

MUNICIPAL OBLIGATIONS — 0.2%
Municipal — 0.2%
North Carolina State Education Assistance Authority Student Loan Revenue Bonds 0.760% 1/25/21	475,000	474,686

TOTAL MUNICIPAL OBLIGATIONS (Cost $474,351)		474,686

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.3%
Automobile ABS — 3.4%
Ally Auto Receivables Trust, Series 2010-4, Class A2 0.710% 2/15/13	700,000	700,123
AmeriCredit Automobile Receivables Trust, Series 2010-3, Class A2 0.770% 12/09/13	379,014	379,159
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	1,200,000	1,200,990
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	375,000	375,560
AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2 1.220% 10/08/13	15,076	15,109
AmeriCredit Automobile Receivables Trust, Series 2010-A, Class A2 1.460% 11/06/13	394,600	394,860
CarMax Auto Owner Trust, Series 2010-2, Class A2 0.920% 1/15/13	555,011	555,558
CarMax Auto Owner Trust, Series 2009-2, Class A2 0.930% 6/15/12	40,556	40,561
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2 .219% 12/15/20	639,241	644,471
CPS Auto Trust, Series 2006-A, Class 1A4 (a) 5.330% 11/15/12	25,354	25,398

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DT Auto Owner Trust, Series 2010-1A, Class A2 (a) 0.990% 12/17/12	$335,000	$335,365
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	250,000	249,993
Ford Credit Auto Lease Trust, Series 2010-A, Class A2 (a) 1.040% 3/15/13	167,508	167,577
Ford Credit Auto Owner Trust, Series 2010-A, Class A2 0.720% 9/15/12	144,369	144,399
Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2 0.830% 11/15/13	575,000	575,300
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	487,309	486,719
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (a) 1.470% 10/18/12	396,395	397,246
New York City Tax Lien, Series 2010-AA, Class A (a) 1.680% 1/10/24	198,338	198,711
Nissan Auto Lease Trust, Series 2010-B, Class A2 0.900% 5/15/13	375,000	375,368
Santander Drive Auto Receivables Trust, Series 2010-3, Class A2 0.930% 6/17/13	500,000	500,146
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	430,091	430,639
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.960% 2/18/14	425,000	424,973
Toyota Auto Receivables Owner Trust, Series 2010-B, Class A2 0.740% 8/15/12	437,071	437,319
USAA Auto Owner Trust, Series 2008-3, Class A3 4.280% 10/15/12	4,239	4,244
USAA Auto Owner Trust, Series 2008-2, Class A3 4.640% 10/15/12	12,835	12,869
Volkswagen Auto Lease Trust, Series 2010-A, Class A2 0.770% 1/22/13	500,000	500,571
Westlake Automobile Receivables Trust, Series 2010-1A, Class A (a) 1.750% 12/17/12	182,504	182,651

	Principal Amount	Value
Wheels SPV LLC, Series 2009-1, Class A FRN (a) 1.769% 3/15/18	$286,380	$287,838
World Omni Automobile Lease Securitization Trust, Series 2009-A, Class A2 1.020% 1/16/12	56,434	56,442

		10,100,159

Home Equity ABS — 2.1%
Accredited Mortgage Loan Trust, Series 2006-2, Class A2 FRN 0.303% 9/25/36	105,864	105,431
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.483% 8/25/35	247,844	238,364
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.663% 4/25/35	742,456	698,996
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.583% 11/25/34	303,911	290,488
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.796% 8/28/44	103,645	98,670
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC2, Class A3 FRN 0.413% 2/25/36	242,313	240,949
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.593% 11/25/35	318,340	310,814
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.643% 4/25/35	276,334	264,662
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A1 FRN 0.263% 1/25/37	123,461	121,695
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A1 FRN 0.263% 5/25/47	32,312	32,187
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.443% 9/25/34	212,173	202,681
Encore Credit Receivables Trust, Series 2005-2, Class 2A4 FRN 0.563% 11/25/35	19,742	19,700
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.613% 4/25/35	670,000	645,008

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.623% 11/25/35	$475,000	$440,244
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.713% 2/25/35	351,115	336,878
Morgan Stanley Capital Inc., Series 2006-HE5, Class A2B FRN 0.313% 8/25/36	567,468	563,528
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.593% 8/25/35	444,625	409,502
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.563% 6/25/35	328,304	313,632
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.403% 3/25/36	326,780	299,454
Securitized Asset-Backed Receivables LLC, Series 2005-FR5, Class A1A FRN 0.503% 8/25/35	75,445	74,686
Soundview Home Equity Loan Trust, Series 2006-WF2, Class A2B FRN 0.313% 12/25/36	417,818	412,328

		6,119,897

Other ABS — 1.8%
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.396% 8/18/21	150,056	142,178
CNH Equipment Trust, Series 2010-C, Class A2 0.830% 4/15/13	375,000	375,222
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.019% 12/15/15	400,000	402,424
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	650,000	651,068
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	225,000	224,432
PFS Financing Corp., Series 2009-D, Class A FRN (a) 2.019% 2/15/14	1,000,000	1,007,854
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	236,354	234,723
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.469% 5/15/20	1,218,875	1,176,214

		4,214,115

	Principal Amount	Value
Student Loans ABS — 6.9%
Access Group, Inc., Series 2002-1, Class A2 FRN 0.488% 9/25/25	$432,681	$431,735
Access Group, Inc., Series 2003-1, Class A2 FRN 0.568% 12/27/16	262,156	260,739
Access to Loans for Learning Student Loan Corp., Series 2003-IV, Class A6 FRN 0.464% 1/25/13	186,940	186,479
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.319% 3/28/17	431,442	428,066
College Loan Corp. Trust, Series 2005-1, Class A2 FRN 0.374% 7/25/24	289,000	287,881
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 0.984% 1/25/47	200,000	191,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.713% 1/25/47	675,000	577,125
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.716% 1/25/47	675,000	644,625
Collegiate Funding Services Education Loan Trust I, Series 2003-A, Class A2 FRN 0.609% 9/28/20	147,337	147,337
Education Funding Capital Trust, Series 2003-2, Class A3 FRN 0.610% 12/15/17	734,628	734,465
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.760% 3/15/32	650,000	645,938
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.130% 12/15/42	325,000	317,586
GCO Education Loan Funding Trust, Series 2006-1, Class A7L FRN 0.342% 5/25/22	377,867	377,949
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.382% 5/25/23	400,000	392,604
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.842% 11/25/44	325,000	253,817
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.729% 1/01/44	200,000	174,000
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.730% 1/01/44	275,000	239,250

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Keycorp Student Loan Trust, Series 2005-A, Class 2A2 FRN 0.439% 3/27/24	$165,226	$161,840
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.534% 10/25/32	98,799	91,841
National Collegiate Student Loan Trust, Series 2006-4, Class A1 FRN 0.243% 3/25/25	333,912	332,583
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.253% 1/27/25	285,578	283,009
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.253% 6/25/25	553,592	546,790
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.323% 3/25/26	460,889	450,622
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.363% 2/25/26	137,196	136,616
National Collegiate Student Loan Trust, Series 2005-3, Class A2 FRN 0.413% 9/25/25	607,585	603,429
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.482% 5/25/27	535,327	525,132
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.013% 4/25/46	241,260	242,744
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.373% 10/28/26	537,571	532,480
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.443% 4/28/17	699,150	698,257
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.501% 11/28/23	138,047	137,053
Pennsylvania Higher Education Assistance Agency, Series 2006-1, Class A1 FRN 0.274% 7/25/19	93,052	92,839
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.398% 1/15/19	461,067	450,076
SLM Student Loan Trust, Series 2006-6, Class A1 FRN 0.264% 10/25/18	34,427	34,393
SLM Student Loan Trust, Series 2006-7, Class A3 FRN 0.294% 7/25/18	2,485	2,484

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-2, Class A4 FRN 0.354% 4/25/17	$105,106	$104,984
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.360% 9/15/20	155,097	153,839
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.360% 6/15/21	79,118	79,049
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.364% 4/25/22	34,173	34,078
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.364% 4/25/22	139,791	139,610
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.364% 7/25/22	608,856	607,325
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.384% 4/25/17	55,609	55,554
SLM Student Loan Trust, Series 2006-A, Class A2 FRN 0.390% 12/15/20	437,741	437,024
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.474% 1/25/16	114,272	113,968
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.490% 3/15/19	517,422	516,309
SLM Student Loan Trust, Series 2003-7, Class A4 FRN 0.510% 3/15/19	228,408	228,408
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.530% 12/15/17	568,537	567,552
SLM Student Loan Trust, Series 2008-2, Class A1 FRN 0.574% 1/26/15	199,787	199,900
SLM Student Loan Trust, Series 2008-6, Class A1 FRN 0.674% 10/27/14	117,510	117,586
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.774% 10/25/17	245,000	245,529
SLM Student Loan Trust, Series 2003-7, Class B FRN 0.880% 9/15/39	812,004	672,930
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.900% 3/15/38	273,658	227,852

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.960% 6/15/38	$321,392	$268,467
SLM Student Loan Trust, Series 2003-11, Class B FRN 0.960% 12/15/38	637,108	527,744
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.670% 12/15/16	2,525,000	2,524,988
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.869% 12/15/17	420,671	423,939
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.713% 9/15/39	550,000	444,125
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.393% 7/28/26	270,203	264,608
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.463% 10/28/28	205,593	203,051
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.724% 1/25/21	633,789	632,122

		21,403,325

WL Collateral CMO — 0.8%
Fosse Master Issuer PLC, Series 2007-1A, Class A2 FRN (a) 0.356% 10/18/54	43,122	42,997
Gracechurch Mortgage Financing PLC, Series 2007-1A, Class 3A1 FRN (a) 0.393% 11/20/56	466,475	462,478
Holmes Master Issuer PLC, Series 2007-2A, Class 3A1 FRN 0.358% 7/15/21	380,000	378,948
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.493% 6/25/36	239,702	235,566
Morgan Stanley Reremic Trust, Series 2009-I0, Class A1 3.000% 1/17/13	1,352,262	1,353,533

		2,473,522

WL Collateral PAC — 0.3%
Structured Asset Securities Corp., Series 2006-BC3, Class A2 FRN 0.263% 10/25/36	89,723	89,277
Structured Asset Securities Corp., Series 2006-BC4, Class A2 FRN 0.263% 12/25/36	363,580	359,780

	Principal Amount	Value
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.463% 11/25/37	$363,979	$348,250

		797,307

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $45,204,896)		45,108,325

U.S. TREASURY OBLIGATIONS — 98.8%
U.S. Treasury Bonds & Notes — 98.8%
U.S. Treasury Inflation Index 0.125% 4/15/16	6,930,315	7,150,102
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	5,941,522	6,275,732
U.S. Treasury Inflation Index (b) 0.625% 4/15/13	5,248,078	5,517,042
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	10,265,304	10,640,629
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	7,014,500	7,577,852
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	12,153,111	12,825,330
U.S. Treasury Inflation Index 1.375% 7/15/18	5,083,582	5,514,098
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	8,874,936	9,501,729
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	9,269,120	10,198,929
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	7,365,879	8,109,372
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	6,230,636	6,511,015
U.S. Treasury Inflation Index (b) 1.875% 7/15/13	9,287,235	10,099,868
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	10,151,384	11,350,517
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	6,781,602	7,584,798
U.S. Treasury Inflation Index (b) 2.000% 4/15/12	5,451,300	5,693,201
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	12,200,793	13,417,059
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	12,423,509	13,797,859
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	8,722,293	9,804,402
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	8,003,331	8,741,138
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	7,718,071	8,769,658

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	$5,890,479	$6,413,258
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	3,884,411	4,227,939
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	7,717,747	8,858,526
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	12,435,246	14,246,128
U.S. Treasury Inflation Index 2.375% 1/15/27	6,231,606	7,098,189
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	8,216,175	9,499,952
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	7,522,285	8,739,955
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	8,128,632	9,510,499
U.S. Treasury Inflation Index (b) 3.000% 7/15/12	12,347,666	13,204,285
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	2,685,992	3,551,385
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	9,574,950	12,629,958
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	10,140,452	13,892,420

		290,952,824

TOTAL U.S. TREASURY OBLIGATIONS (Cost $270,636,873)		290,952,824

TOTAL BONDS & NOTES (Cost $329,193,046)		349,318,117

TOTAL LONG-TERM INVESTMENTS (Cost $329,193,046)		349,318,117

SHORT-TERM INVESTMENTS — 64.2%
Commercial Paper — 63.9%
Apache Corp. (a) 0.320% 5/02/11	4,350,000	4,349,923
AutoZone, Inc. (a) 0.290% 5/06/11	3,350,000	3,349,838
AutoZone, Inc. (a) 0.300% 5/05/11	1,000,000	999,958
Bacardi Corp. 0.400% 5/06/11	400,000	399,973
Bacardi USA, Inc. 0.340% 5/19/11	2,825,000	2,824,493
Bacardi USA, Inc. 0.350% 5/05/11	1,050,000	1,049,949
BAE Systems Holdings, Inc. (a) 0.340% 6/30/11	4,000,000	3,997,696

	Principal Amount	Value
Bemis Co., Inc. (a) 0.320% 5/20/11	$4,250,000	$4,249,244
BMW US Capital LLC (a) 0.390% 6/23/11	4,000,000	3,997,660
BP Capital Markets PLC (a) 0.370% 6/30/11	6,000,000	5,996,238
Carnival PLC (a) 0.310% 6/27/11	4,000,000	3,998,002
Comcast Corp. (a) 0.380% 5/03/11	3,900,000	3,899,877
Covidien International Finance SA (a) 0.370% 5/11/11	5,825,000	5,824,342
Danske Corp. (a) 0.380% 5/31/11	1,000,000	999,673
Devon Energy Corp. (a) 0.500% 9/20/11	4,000,000	3,992,056
Duke Energy Corp. (a) 0.350% 6/13/11	2,500,000	2,498,931
Duke Energy Corp. (a) 0.360% 5/17/11	1,575,000	1,574,732
Elsevier Finance SA (a) 0.390% 7/25/11	4,275,000	4,271,017
Enbridge Energy Partners, LP (a) 0.350% 5/10/11	4,075,000	4,074,604
ERAC USA Finance Co. (a) 0.650% 9/28/11	4,000,000	3,989,094
FCAR Owner Trust II 0.390% 6/13/11	6,450,000	6,446,926
Harris Corp. 0.310% 5/11/11	4,350,000	4,349,588
Henkel of America, Inc. (a) 0.310% 5/17/11	4,250,000	4,249,378
Kinder Morgan Energy Partners, LP (a) 0.310% 5/03/11	4,000,000	3,999,897
Lincoln National Corp. (a) 0.350% 5/23/11	3,900,000	3,899,128
Mattel, Inc. 0.310% 5/23/11	4,300,000	4,299,148
National Grid USA (a) 0.380% 5/03/11	450,000	449,986
National Grid USA (a) 0.550% 6/01/11	3,600,000	3,598,240
Natixis US Finance Co. LLC 0.340% 8/18/11	3,000,000	2,996,883
Natixis US Finance Co. LLC 0.390% 8/03/11	4,250,000	4,245,626
NextEra Energy Capital Holdings, Inc. 0.390% 5/23/11	6,000,000	5,998,505
NextEra Energy Capital Holdings, Inc. 0.400% 5/05/11	450,000	449,975
NextEra Energy Capital Holdings, Inc. 0.400% 6/06/11	450,000	449,815

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OGE Energy Corp. (a) 0.300% 5/04/11	$2,000,000	$1,999,933
OGE Energy Corp. (a) 0.310% 5/10/11	5,300,000	5,299,544
Omnicom Capital, Inc. (a) 0.350% 5/26/11	4,350,000	4,348,900
Pacific Gas & Electric Co. (a) 0.360% 5/05/11	4,075,000	4,074,796
Pall Corp. (a) 0.330% 5/31/11	4,000,000	3,998,863
Potash Corp. of Saskatchewan, Inc. (a) 0.380% 6/02/11	4,050,000	4,048,589
Reckitt Benckiser PLC (a) 0.380% 9/26/11	5,000,000	4,992,136
Reckitt Benckiser PLC (a) 0.420% 11/18/11	2,300,000	2,294,580
Royal Bank of Scotland Group (a) 0.360% 5/05/11	6,000,000	5,999,700
Ryder System, Inc. 0.330% 5/12/11	4,350,000	4,349,522
Societe Generale North America, Inc. 0.350% 6/20/11	750,000	749,628
Societe Generale North America, Inc. 0.350% 9/08/11	4,600,000	4,594,141
Societe Generale North America, Inc. 0.370% 5/24/11	425,000	424,895
Societe Generale North America, Inc. 0.380% 5/24/11	1,025,000	1,024,740
South Carolina Electric & Gas 0.325% 6/06/11	4,350,000	4,348,547
Southern Power Co. (a) 0.320% 5/20/11	3,300,000	3,299,413
Verizon Communications, Inc. (a) 0.370% 8/09/11	300,000	299,689
Virginia Electric and Power Co. 0.340% 6/14/11	2,600,000	2,598,895
Virginia Electric and Power Co. 0.350% 5/11/11	1,000,000	999,893
Virginia Electric and Power Co. 0.350% 5/20/11	750,000	749,854
Volkswagen Group of America, Inc. (a) 0.340% 6/24/11	850,000	849,559
Volkswagen Group of America, Inc. (a) 0.400% 5/10/11	3,500,000	3,499,611
Wellpoint, Inc. (a) 0.350% 5/16/11	5,000,000	4,999,222
Wellpoint, Inc. (a) 0.350% 5/18/11	800,000	799,860
Wellpoint, Inc. (a) 0.350% 7/14/11	500,000	499,635
Wellpoint, Inc. 0.360% 6/06/11	700,000	699,741

	Principal Amount	Value
Wellpoint, Inc. (a) 0.370% 6/06/11	$300,000	$299,886
Xcel Energy, Inc. (a) 0.380% 7/15/11	4,275,000	4,271,571

		188,185,738

Repurchase Agreement — 0.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/11, 0.010%, due 5/02/11 (c)	766,327	766,327

TOTAL SHORT-TERM INVESTMENTS (Cost $188,952,065)		188,952,065

TOTAL INVESTMENTS — 182.8% (Cost $518,145,111) (d)		538,270,182

Other Assets/(Liabilities) — (82.8)%		(243,845,578)

NET ASSETS — 100.0%		$294,424,604

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
PAC	Planned Amortization Class
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $147,830,853 or 50.21% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	Maturity value of $766,327. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 9/25/39, and an aggregate market value, including accrued interest, of $782,769.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.6%

CORPORATE DEBT — 38.1%
Advertising — 0.2%
WPP Finance 8.000% 9/15/14	$2,405,000	$2,829,533

Aerospace & Defense — 0.5%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,557,831
Goodrich Corp. 6.125% 3/01/19	595,000	674,787
L-3 Communications Corp. 4.750% 7/15/20	105,000	106,581
L-3 Communications Corp. 6.375% 10/15/15	3,124,000	3,225,530
Lockheed Martin Corp. 5.500% 11/15/39	240,000	242,767
United Technologies Corp. 6.125% 7/15/38	465,000	525,568

		6,333,064

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	225,000	257,052

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	290,385	110,346

Banks — 2.4%
Associated Banc-Corp 5.125% 3/28/16	2,000,000	2,037,956
Bank of America Corp. 3.625% 3/17/16	1,870,000	1,879,498
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,052,078
Bank of America Corp. 5.625% 7/01/20	10,000	10,496
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,677,380
Bank of America Corp. Series L 5.650% 5/01/18	300,000	319,515
Barclays Bank PLC 5.200% 7/10/14	700,000	762,054
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,484,995
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,080,773
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,098,934
Credit Suisse New York 5.500% 5/01/14	585,000	647,350
Deutsche Bank AG 3.250% 1/11/16	2,700,000	2,755,922

	Principal Amount	Value
First Horizon National Corp. 5.375% 12/15/15	$1,900,000	$2,022,565
HSBC Holdings PLC 6.500% 9/15/37	1,995,000	2,076,330
ICICI Bank Ltd. (a) 5.500% 3/25/15	1,880,000	1,990,691
PNC Funding Corp. 4.375% 8/11/20	2,600,000	2,623,969
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	1,450,000	1,533,317
UBS AG 5.750% 4/25/18	1,500,000	1,652,202
Wachovia Bank NA 6.600% 1/15/38	690,000	789,740
Wachovia Corp. 5.300% 10/15/11	1,683,000	1,719,901
Wachovia Corp. 5.750% 6/15/17	220,000	247,222
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,153,470
Wells Fargo & Co. 5.625% 12/11/17	575,000	641,417

		32,257,775

Beverages — 0.2%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	1,269,000	1,398,374
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	119,000	134,799
Foster’s Finance Corp. (a) 6.875% 6/15/11	872,000	878,151

		2,411,324

Building Materials — 0.8%
CRH America, Inc. 8.125% 7/15/18	230,000	275,481
Lafarge SA (a) 5.850% 7/09/15	3,300,000	3,484,074
Lafarge SA 6.150% 7/15/11	600,000	606,250
Masco Corp. 4.800% 6/15/15	2,510,000	2,511,370
Masco Corp. 7.125% 8/15/13	1,250,000	1,357,936
Masco Corp. 7.125% 3/15/20	1,000,000	1,043,905
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,484,686

		10,763,702

Chemicals — 0.9%
Airgas, Inc. 4.500% 9/15/14	1,365,000	1,438,162

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ashland, Inc. 9.125% 6/01/17	$835,000	$965,469
Braskem Finance Ltd. (a) 5.750% 4/15/21	1,350,000	1,346,625
Cytec Industries, Inc. 8.950% 7/01/17	450,000	555,875
The Dow Chemical Co. 7.600% 5/15/14	170,000	197,345
The Dow Chemical Co. 8.550% 5/15/19	375,000	480,784
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	160,000	183,853
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,815,000	1,838,134
Lyondell Chemical Co. (a) 8.000% 11/01/17	2,660,000	2,965,900
Praxair, Inc. 5.250% 11/15/14	545,000	614,557
Rohm and Haas Co. 7.850% 7/15/29	1,000,000	1,213,111
Valspar Corp. 7.250% 6/15/19	650,000	757,839

		12,557,654

Coal — 0.1%
Consol Energy, Inc. 8.250% 4/01/20	850,000	947,750

Commercial Services — 0.3%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,426,401
Deluxe Corp. 7.375% 6/01/15	500,000	518,125
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	2,075,967
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	371,162

		4,391,655

Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	230,000	243,800
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	125,063
HP Enterprise Services LLC Series B 6.000% 8/01/13	1,646,000	1,822,385
International Business Machines Corp. 5.600% 11/30/39	825,000	878,903

		3,070,151

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	302,693

	Principal Amount	Value
Diversified Financial — 6.0%
American Express Co. 6.150% 8/28/17	$1,060,000	$1,203,979
American Express Co. 7.250% 5/20/14	715,000	820,679
American Express Co. 8.125% 5/20/19	610,000	774,727
American General Finance Corp. 6.500% 9/15/17	1,155,000	1,056,825
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,785,915
BlackRock, Inc. 5.000% 12/10/19	525,000	558,178
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,258,562
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	627,773
Citigroup, Inc. 4.750% 5/19/15	590,000	628,469
Citigroup, Inc. 5.375% 8/09/20	1,545,000	1,615,613
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,117,627
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,656,791
Citigroup, Inc. 5.875% 5/29/37	1,175,000	1,181,983
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,251,293
Citigroup, Inc. 8.125% 7/15/39	225,000	289,609
Citigroup, Inc. 8.500% 5/22/19	815,000	1,015,473
Eaton Vance Corp. 6.500% 10/02/17	485,000	557,129
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,550,015
General Electric Capital Corp. 2.800% 1/08/13	1,985,000	2,037,692
General Electric Capital Corp. 4.625% 1/07/21	2,500,000	2,512,880
General Electric Capital Corp. 5.300% 2/11/21	2,000,000	2,075,268
General Electric Capital Corp. 5.500% 1/08/20	600,000	645,176
General Electric Capital Corp. 5.900% 5/13/14	1,500,000	1,672,450
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	1,715,006
The Goldman Sachs Group, Inc. 3.625% 2/07/16	5,755,000	5,797,512

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 5.375% 3/15/20	$900,000	$935,951
The Goldman Sachs Group, Inc. 5.625% 1/15/17	6,240,000	6,705,167
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	464,604
The Goldman Sachs Group, Inc. 6.250% 2/01/41	750,000	769,439
The Goldman Sachs Group, Inc. 6.750% 10/01/37	920,000	953,522
HSBC Finance Corp. 5.900% 6/19/12	130,000	136,981
HSBC Finance Corp. 6.375% 10/15/11	669,000	686,524
Janus Capital Group, Inc. 6.700% 6/15/17	2,500,000	2,737,167
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,183,363
JPMorgan Chase & Co. 3.450% 3/01/16	2,460,000	2,488,477
Lazard Group LLC 6.850% 6/15/17	1,575,000	1,732,590
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,681,516
Merrill Lynch & Co., Inc. 5.450% 2/05/13	5,775,000	6,146,633
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	645,106
Morgan Stanley 3.800% 4/29/16	850,000	852,989
Morgan Stanley 4.200% 11/20/14	4,085,000	4,256,027
Morgan Stanley 5.450% 1/09/17	1,526,000	1,634,213
Morgan Stanley 5.625% 9/23/19	1,415,000	1,470,745
SLM Corp. 5.000% 10/01/13	2,129,000	2,219,448
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	538,110

		79,645,196

Electric — 2.6%
Allegheny Energy Supply Co. LLC (a) 8.250% 4/15/12	2,116,000	2,237,725
Ameren Corp. 8.875% 5/15/14	1,985,000	2,301,318
Carolina Power & Light Co. 6.125% 9/15/33	37,000	40,359
CenterPoint Energy Houston Electric LLC Class U 7.000% 3/01/14	610,000	699,606
CMS Energy Corp. 5.050% 2/15/18	1,875,000	1,907,038

	Principal Amount	Value
CMS Energy Corp. 6.250% 2/01/20	$1,055,000	$1,120,729
CMS Energy Corp. 6.300% 2/01/12	67,000	69,264
IPALCO Enterprises, Inc. 8.625% 11/14/11	4,827,000	4,983,877
Kansas Gas & Electric Co. 5.647% 3/29/21	1,445,180	1,672,158
Kiowa Power Partners LLC (a) 4.811% 12/30/13	569,270	584,213
MidAmerican Energy Co. 5.125% 1/15/13	69,000	73,628
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,597,857
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	978,847	1,010,660
Monongahela Power 6.700% 6/15/14	1,667,000	1,830,493
Nevada Power Co. Series L 5.875% 1/15/15	2,193,000	2,453,974
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,155,048
NRG Energy, Inc. 8.500% 6/15/19	1,175,000	1,251,375
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	87,042
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	159,912
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	825,078
PPL Energy Supply LLC 6.300% 7/15/13	1,900,000	2,071,566
Tenaska Oklahoma (a) 6.528% 12/30/14	852,211	858,193
TransAlta Corp. 6.650% 5/15/18	800,000	910,050
Tri-State Generation & Transmission Association Series 2003 Class A (a) 6.040% 1/31/18	1,227,550	1,326,356
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,054,045
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,584,707

		33,866,271

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,821,000

Electronics — 0.3%
Amphenol Corp. 4.750% 11/15/14	573,000	621,567

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Arrow Electronics, Inc. 5.125% 3/01/21	$750,000	$747,370
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,277,341
Avnet, Inc. 5.875% 3/15/14	1,080,000	1,167,843

		3,814,121

Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	750,000	774,365
Peninsula Gaming LLC 8.375% 8/15/15	1,555,000	1,663,850

		2,438,215

Environmental Controls — 0.2%
Republic Services, Inc. 5.000% 3/01/20	1,300,000	1,366,459
Republic Services, Inc. 5.250% 11/15/21	795,000	844,080
Republic Services, Inc. 6.750% 8/15/11	78,000	79,145

		2,289,684

Foods — 0.7%
ConAgra Foods, Inc. 6.750% 9/15/11	13,248	13,543
ConAgra Foods, Inc. 7.000% 4/15/19	965,000	1,115,802
General Mills, Inc. 5.400% 6/15/40	65,000	64,807
Kellogg Co. 5.125% 12/03/12	2,700,000	2,880,833
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,659,733
Kraft Foods, Inc. 6.500% 2/09/40	550,000	613,484
The Kroger Co. 7.500% 1/15/14	830,000	947,889
Ralcorp Holdings, Inc. 4.950% 8/15/20	850,000	863,856
Ralcorp Holdings, Inc. 6.625% 8/15/39	1,600,000	1,716,862

		9,876,809

Forest Products & Paper — 0.5%
International Paper Co. 7.300% 11/15/39	820,000	936,343
International Paper Co. 9.375% 5/15/19	290,000	377,998
The Mead Corp. 7.550% 3/01/47	1,460,000	1,447,273
Rock-Tenn Co. 5.625% 3/15/13	505,000	521,413

	Principal Amount	Value
Rock-Tenn Co. 8.200% 8/15/11	$1,891,000	$1,926,456
Rock-Tenn Co. 9.250% 3/15/16	530,000	577,700
Verso Paper Holdings LLC 11.500% 7/01/14	630,000	686,700

		6,473,883

Gas — 0.2%
Northern Natural Gas Co. (a) 7.000% 6/01/11	709,000	712,242
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	1,573,000	1,577,837

		2,290,079

Health Care – Products — 0.6%
Beckman Coulter, Inc. 6.000% 6/01/15	1,010,000	1,111,534
Beckman Coulter, Inc. 7.000% 6/01/19	805,000	937,000
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	3,990,939
Boston Scientific Corp. 5.450% 6/15/14	91,000	98,602
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,028,096
Covidien International Finance SA 6.550% 10/15/37	95,000	110,448
Johnson & Johnson 5.850% 7/15/38	245,000	274,184

		7,550,803

Health Care – Services — 0.5%
Apria Healthcare Group, Inc. 11.250% 11/01/14	2,150,000	2,316,625
CIGNA Corp. 5.125% 6/15/20	650,000	685,080
HCA, Inc. 9.250% 11/15/16	1,100,000	1,179,750
Roche Holdings, Inc. (a) 6.000% 3/01/19	370,000	424,495
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	305,149
WellPoint, Inc. 4.350% 8/15/20	1,665,000	1,683,939

		6,595,038

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,316,576
Leucadia National Corp. 7.000% 8/15/13	636,000	688,470
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,975,050

		3,980,096

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	$750,000	$787,382

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	460,000	537,425

Household Products — 0.1%
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	859,828

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	773,000	860,821

Insurance — 1.6%
Aflac, Inc. 8.500% 5/15/19	585,000	715,743
The Allstate Corp. 5.550% 5/09/35	875,000	878,397
The Allstate Corp. 7.450% 5/16/19	200,000	240,918
American International Group, Inc. 3.650% 1/15/14	400,000	409,967
American International Group, Inc. 6.400% 12/15/20	1,300,000	1,422,223
Berkshire Hathaway, Inc. 3.200% 2/11/15	2,825,000	2,942,916
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,157,849
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	1,820,000	1,870,813
Lincoln National Corp. 4.300% 6/15/15	600,000	633,193
Lincoln National Corp. 6.300% 10/09/37	1,245,000	1,337,404
Lincoln National Corp. 7.000% 6/15/40	700,000	820,675
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,736,413
MetLife, Inc. Series A 6.817% 8/15/18	235,000	276,359
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	793,869
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,244,460
Prudential Financial, Inc. 4.500% 11/15/20	700,000	696,079
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,209,626
Prudential Financial, Inc. 6.200% 11/15/40	500,000	534,012
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	845,888

		20,766,804

	Principal Amount	Value
Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	$1,765,000	$1,963,563

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	1,143,909

Iron & Steel — 1.4%
AK Steel Corp. 7.625% 5/15/20	785,000	825,231
Allegheny Technologies, Inc. 5.950% 1/15/21	900,000	964,981
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	908,804
ArcelorMittal 3.750% 8/05/15	1,500,000	1,537,010
ArcelorMittal 5.250% 8/05/20	1,700,000	1,708,891
ArcelorMittal 9.000% 2/15/15	3,080,000	3,706,829
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,808,685
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,535,949
Steel Dynamics, Inc. 7.375% 11/01/12	3,975,000	4,223,437

		18,219,817

Lodging — 0.7%
Choice Hotels International, Inc. 5.700% 8/28/20	1,500,000	1,505,244
Marriott International, Inc. 5.810% 11/10/15	425,000	465,644
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,551,157
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	165,000	176,138
Wyndham Worldwide Corp. 6.000% 12/01/16	1,150,000	1,230,929
Wynn Las Vegas LLC 7.750% 8/15/20	1,100,000	1,201,750

		9,130,862

Machinery – Diversified — 0.2%
Roper Industries, Inc. 6.625% 8/15/13	2,355,000	2,618,967

Manufacturing — 0.5%
General Electric Co. 5.250% 12/06/17	1,145,000	1,267,760
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,128,930
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	1,000,000	1,140,874

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tyco Electronics Group SA 6.000% 10/01/12	$1,215,000	$1,294,012
Tyco Electronics Group SA 6.550% 10/01/17	1,100,000	1,285,902
Tyco International Finance SA 8.500% 1/15/19	800,000	1,021,325

		7,138,803

Media — 1.4%
CBS Corp. 4.300% 2/15/21	1,250,000	1,201,590
CBS Corp. 7.875% 7/30/30	970,000	1,152,182
Comcast Cable Communications Holdings, Inc. 8.375% 3/15/13	121,000	136,439
Comcast Cable Communications Holdings, Inc. 9.800% 2/01/12	155,000	165,323
Comcast Corp. 6.400% 5/15/38	1,035,000	1,097,348
NBC Universal, Inc. (a) 5.150% 4/30/20	1,400,000	1,462,451
NBC Universal, Inc. (a) 6.400% 4/30/40	100,000	105,607
News America, Inc. 6.900% 8/15/39	525,000	588,887
Scholastic Corp. 5.000% 4/15/13	2,024,000	2,049,300
Thomson Corp. 5.700% 10/01/14	1,545,000	1,736,484
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	711,943
Time Warner Cable, Inc. 7.500% 4/01/14	1,345,000	1,552,754
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	291,542
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	462,871
Time Warner, Inc. 4.700% 1/15/21	900,000	914,176
Time Warner, Inc. 6.100% 7/15/40	950,000	967,004
Time Warner, Inc. 6.250% 3/29/41	2,200,000	2,291,870
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,365,365

		18,253,136

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	400,000	444,532

	Principal Amount	Value
Mining — 0.5%
Alcoa, Inc. 5.400% 4/15/21	$1,000,000	$1,015,368
Alcoa, Inc. 6.150% 8/15/20	1,400,000	1,507,481
Teck Resources Ltd. 10.750% 5/15/19	1,100,000	1,406,680
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,839,206
Vale Overseas Ltd. 6.875% 11/10/39	490,000	530,036

		6,298,771

Office Equipment/Supplies — 0.2%
Xerox Corp. 4.250% 2/15/15	800,000	848,545
Xerox Corp. 5.500% 5/15/12	1,175,000	1,231,275

		2,079,820

Office Furnishings — 0.5%
Steelcase, Inc. 6.375% 2/15/21	3,500,000	3,635,478
Steelcase, Inc. 6.500% 8/15/11	2,694,000	2,732,344

		6,367,822

Oil & Gas — 1.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,800,000	3,162,491
ConocoPhillips 6.500% 2/01/39	675,000	788,663
Devon Energy Corp. 6.300% 1/15/19	660,000	781,796
Mobil Corp. 8.625% 8/15/21	201,000	278,504
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,423,695
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,094,576
Nexen, Inc. 7.500% 7/30/39	145,000	168,255
Noble Holding International Ltd. 7.375% 3/15/14	2,365,000	2,709,550
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	204,174
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,292,567
Petrobras International Finance Co. 5.375% 1/27/21	1,430,000	1,450,217
Petrobras International Finance Co. 6.750% 1/27/41	615,000	640,109
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,731,405

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pioneer Natural Resources Co. 5.875% 7/15/16	$1,370,000	$1,454,049
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,311,406
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,061,460
Shell International Finance BV 5.500% 3/25/40	450,000	465,992
Tesoro Corp. 6.500% 6/01/17	1,100,000	1,135,750
Valero Energy Corp. 4.500% 2/01/15	1,320,000	1,407,443
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,268,930

		24,831,032

Oil & Gas Services — 0.5%
Baker Hughes, Inc. 5.125% 9/15/40	1,100,000	1,066,647
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	3,424,000	3,458,240
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	1,625,000	1,564,062

		6,088,949

Packaging & Containers — 0.4%
Ball Corp. 7.125% 9/01/16	1,320,000	1,438,800
Packaging Corporation of America 5.750% 8/01/13	1,050,000	1,127,864
Sealed Air Corp. (a) 5.625% 7/15/13	2,175,000	2,286,653

		4,853,317

Pharmaceuticals — 0.4%
Abbott Laboratories 5.600% 11/30/17	200,000	229,075
Eli Lilly & Co. 5.950% 11/15/37	260,000	285,281
McKesson Corp. 4.750% 3/01/21	850,000	880,023
McKesson Corp. 6.000% 3/01/41	800,000	849,680
Merck & Co., Inc. 5.850% 6/30/39	255,000	283,397
Mylan, Inc. (a) 7.625% 7/15/17	800,000	876,000
Pfizer, Inc. 7.200% 3/15/39	970,000	1,224,959

		4,628,415

	Principal Amount	Value
Pipelines — 3.0%
Alliance Pipeline LP (a) 6.996% 12/31/19	$893,445	$1,047,894
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	987,545
CenterPoint Energy Resources Corp. (a) 4.500% 1/15/21	650,000	660,213
CenterPoint Energy Resources Corp. (a) 5.850% 1/15/41	645,000	647,746
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	1,050,000	1,079,182
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	90,879
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	2,992,545
Enogex LLC (a) 6.875% 7/15/14	3,300,000	3,633,373
Enterprise Products Operating LP 3.200% 2/01/16	600,000	605,507
Enterprise Products Operating LP 5.950% 2/01/41	1,600,000	1,604,206
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	931,864
Kern River Funding Corp. (a) 4.893% 4/30/18	2,250,281	2,436,042
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	773,335
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	606,569
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	72,599
Kinder Morgan Energy Partners LP 7.125% 3/15/12	59,000	62,231
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,026,750
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,300,749
NGPL PipeCo LLC (a) 6.514% 12/15/12	2,875,000	3,034,146
ONEOK Partners LP 3.250% 2/01/16	600,000	605,639
ONEOK Partners LP 6.125% 2/01/41	1,500,000	1,549,248
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	1,945,000	2,091,036
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,280,000	1,424,244
Southern Natural Gas Co. (a) 5.900% 4/01/17	1,345,000	1,513,226
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	956,519

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
TransCanada PipeLines Ltd. 6.200% 10/15/37	$840,000	$911,650
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	1,830,000	1,995,866
Williams Partners LP 5.250% 3/15/20	2,045,000	2,174,886

		39,815,689

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	1,050,000	1,060,214
Brookfield Asset Management, Inc. 7.125% 6/15/12	685,000	724,927

		1,785,141

Real Estate Investment Trusts (REITS) — 0.6%
Boston Properties LP 4.125% 5/15/21	840,000	811,942
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,110,465
Developers Diversified Realty Corp. 4.750% 4/15/18	1,400,000	1,384,890
Mack-Cali Realty LP 5.250% 1/15/12	740,000	759,135
Senior Housing Properties Trust 8.625% 1/15/12	457,000	476,450
Simon Property Group LP 4.200% 2/01/15	275,000	292,737
Simon Property Group LP 4.375% 3/01/21	2,500,000	2,490,978
Simon Property Group LP 5.650% 2/01/20	830,000	908,337

		8,234,934

Retail — 0.9%
CVS Caremark Corp. 6.125% 9/15/39	895,000	930,065
The Gap, Inc. 5.950% 4/12/21	1,765,000	1,784,706
Home Depot, Inc. 5.950% 4/01/41	800,000	820,353
J.C. Penney Co., Inc. 5.650% 6/01/20	2,000,000	1,995,000
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	722,013
Lowe’s Cos., Inc. 5.600% 9/15/12	1,350,000	1,436,864
McDonald’s Corp. 6.300% 10/15/37	645,000	747,344
Nordstrom, Inc. 6.750% 6/01/14	480,000	551,549
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	880,231

	Principal Amount	Value
Sears Roebuck Acceptance Corp. 6.750% 8/15/11	$167,216	$169,306
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,153,140

		12,190,571

Savings & Loans — 0.2%
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,512,381
Targeted Return Index Securities Trust (Acquired 1/16/02, Cost $1,899,624) VRN (a) (c) 6.814% 1/15/12	644,864	657,826
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	5,047

		3,175,254

Software — 0.2%
CA, Inc. 5.375% 12/01/19	530,000	563,060
Microsoft Corp. 3.000% 10/01/20	2,325,000	2,187,781

		2,750,841

Storage & Warehousing — 0.2%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	2,600,000	2,817,750

Telecommunications — 3.0%
America Movil SAB de CV 5.000% 3/30/20	730,000	761,572
America Movil SAB de CV 6.125% 3/30/40	760,000	805,789
American Tower Corp. 4.500% 1/15/18	2,800,000	2,766,854
American Tower Corp. 5.050% 9/01/20	2,850,000	2,797,893
AT&T, Inc. 6.500% 9/01/37	1,485,000	1,603,389
British Telecom PLC STEP 9.875% 12/15/30	1,050,000	1,481,436
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	2,365,000	2,704,091
CenturyLink, Inc. 5.500% 4/01/13	1,225,000	1,283,145
CenturyLink, Inc. 6.150% 9/15/19	760,000	798,052
Cisco Systems, Inc. 5.500% 1/15/40	485,000	489,866
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	390,114

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Embarq Corp. 7.082% 6/01/16	$561,000	$634,594
Embarq Corp. 7.995% 6/01/36	200,000	216,623
Juniper Networks, Inc. 4.600% 3/15/21	700,000	710,494
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,018,185
Rogers Communications, Inc. 5.500% 3/15/14	822,000	907,841
Rogers Communications, Inc. 6.375% 3/01/14	1,553,000	1,750,775
Rogers Communications, Inc. 7.500% 8/15/38	160,000	198,071
Telecom Italia Capital 6.000% 9/30/34	153,000	140,102
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,990,418
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,937,823
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	674,641
Telstra Corp. Ltd. (a) 4.800% 10/12/21	1,615,000	1,636,542
Verizon Communications, Inc. 8.750% 11/01/18	1,815,000	2,353,719
Verizon Global Funding Corp. 4.375% 6/01/13	840,000	894,078
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,221,211
Verizon Virginia, Inc. Series A 4.625% 3/15/13	46,000	48,612
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,934,600
Windstream Corp. (a) 7.750% 10/01/21	3,185,000	3,368,137
Windstream Corp. 7.875% 11/01/17	1,610,000	1,738,800

		40,257,467

Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	1,306,000	1,374,565

Transportation — 0.8%
Asciano Finance (a) 5.000% 4/07/18	1,000,000	1,017,463
Bristow Group, Inc. 7.500% 9/15/17	3,707,000	3,910,885
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,192,376
Canadian National Railway Co. 5.850% 11/15/17	725,000	828,186

	Principal Amount	Value
Canadian National Railway Co. 6.375% 11/15/37	$1,070,000	$1,243,153
CSX Corp. 7.250% 5/01/27	733,000	861,387
Federal Express Corp. 7.500% 7/15/19	64,098	68,440
Norfolk Southern Corp. 7.250% 2/15/31	110,000	136,140
Ryder System, Inc. 5.000% 6/15/12	650,000	675,740
Union Pacific Corp. 4.000% 2/01/21	700,000	698,287

		10,632,057

Trucking & Leasing — 0.4%
GATX Corp. 3.500% 7/15/16	1,650,000	1,667,820
GATX Corp. 4.750% 5/15/15	905,000	954,486
GATX Corp. 8.750% 5/15/14	2,385,000	2,772,663

		5,394,969

TOTAL CORPORATE DEBT (Cost $476,946,712)		504,177,107

MUNICIPAL OBLIGATIONS — 1.0%
Access Group, Inc., Delaware VRN 0.610% 9/01/37	1,250,000	1,234,375
Colorado Bridge Enterprise BAB 6.078% 12/01/40	3,300,000	3,508,329
North Texas Tollway Authority BAB 6.718% 1/01/49	3,400,000	3,473,712
State of California 5.950% 4/01/16	895,000	973,223
State of California BAB 7.550% 4/01/39	505,000	572,342
State of Illinois 5.365% 3/01/17	2,910,000	3,011,996
Tennessee Valley Authority 5.250% 9/15/39	930,000	985,898

		13,759,875

TOTAL MUNICIPAL OBLIGATIONS (Cost $13,142,495)		13,759,875

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Automobile ABS — 0.6%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.353% 8/20/13	2,200,000	2,153,594

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (a) 0.492% 7/20/12	$2,250,000	$2,172,044
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.219% 12/15/20	1,858,259	1,873,462
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	1,320,000	1,319,962
Santander Drive Auto Receivables Trust, Series 2010-1, Class A2 1.360% 3/15/13	740,366	742,198

		8,261,260

Commercial MBS — 5.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.933% 2/10/51	4,775,000	5,270,853
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.394% 2/10/51	1,150,000	1,279,409
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	3,850,000	4,107,577
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	1,975,000	2,144,348
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	3,688,701	3,728,959
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	1,295,000	1,340,430
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	3,125,000	3,170,508
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	2,200,000	2,422,241
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	3,250,000	3,531,541
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	2,601,601	2,623,780

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.008% 12/10/49	$3,570,000	$3,980,194
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	2,500,000	2,638,403
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.418% 2/15/41	4,500,000	3,661,817
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	2,600,000	2,640,248
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.389% 5/15/41	4,200,000	4,527,585
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	3,000,000	3,281,169
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	3,050,000	3,210,626
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	4,857,107	5,034,003
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	2,300,000	2,600,435
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.983% 8/15/39	1,500,000	1,638,243
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.983% 8/15/39	1,200,000	1,280,411
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	4,806,363
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.052% 2/15/51	4,334,877	4,428,183
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	632,673	631,542
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,246,842

		75,225,710

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity ABS — 2.9%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.483% 8/25/35	$1,282,448	$1,233,393
AH Mortgage Advance Trust, Series 2010-ADV2, Class A1, ABS (a) 4.210% 5/10/41	700,000	701,750
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.583% 11/25/34	1,561,921	1,492,939
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.573% 7/25/35	1,396,210	1,331,285
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.653% 6/25/35	1,775,000	1,599,115
Bear Stearns Asset-Backed Securities, Inc., Series 2005-AQ2, Class A3 0.573% 9/25/35	569,749	523,219
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.593% 11/25/35	681,247	665,142
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.803% 12/25/34	520,163	472,049
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.313% 5/25/36	475,552	464,930
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.323% 7/25/36	806,420	776,126
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.623% 12/25/33	739,958	689,122
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.443% 9/25/34	1,055,914	1,008,674
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.593% 1/25/36	1,167,606	1,118,371
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.703% 12/25/35	1,350,000	1,304,119
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.813% 2/25/35	920,061	852,083
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.613% 3/25/35	410,531	400,769
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.453% 1/25/36	1,195,937	1,160,737

	Principal Amount	Value
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.643% 4/25/35	$1,101,652	$984,719
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.383% 8/25/36	1,233,731	1,103,643
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.493% 8/25/45	720,800	699,268
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.683% 8/25/35	1,675,000	1,394,074
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.713% 2/25/35	1,866,845	1,791,145
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.743% 2/25/35	1,690,000	1,366,709
Merrill Lynch Mortgage Synthetic, 2005-ACR1 M1 (a) 0.946% 6/28/35	1,623,993	1,500,971
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 0.976% 6/28/35	1,300,000	889,782
Morgan Stanley ABS Capital I, Series 2006-NC1, Class A3 FRN 0.403% 12/25/35	1,113,949	1,091,750
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.663% 3/25/35	1,275,000	994,878
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	6,709	6,584
Park Place Securities, Inc., Series 2005-WHQ4, Class A2D FRN 0.583% 9/25/35	666,418	561,819
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.593% 8/25/35	2,050,217	1,888,258
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.713% 3/25/35	1,400,000	1,226,934
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.843% 2/25/35	1,125,000	987,975
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.403% 3/25/36	1,747,895	1,601,728
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.463% 1/25/36	1,116,964	1,059,841

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.553% 3/25/36	$1,796,884	$1,682,491
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.573% 8/25/35	859,862	804,410
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.613% 10/25/35	1,550,000	1,228,600

		38,659,402

Other ABS — 0.7%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	1,525,000	1,559,312
CLI Funding LLC, Series 2011-1A (a) 4.500% 3/18/26	1,390,587	1,393,091
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (c) 0.909% 6/20/14	5,000,000	3,467,500
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	1,138,794	1,130,937
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.380% 11/26/21	1,312,083	1,246,479

		8,797,319

Student Loans ABS — 2.6%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.568% 12/27/16	596,939	593,713
Access Group, Inc., Series 2004-1, Class A4 FRN 1.734% 12/27/32	500,000	440,000
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.319% 3/28/17	1,932,859	1,917,738
College Loan Corp. Trust, Series 2007-1, Class A9 FRN 0.984% 1/25/47	950,000	907,250
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.713% 1/25/47	2,075,000	1,774,125
College Loan Corp. Trust, Series 2007-1, Class A6 FRN 1.713% 1/25/47	375,000	358,125
College Loan Corp. Trust, Series 2007-1, Class A7 FRN 1.716% 1/25/47	900,000	859,500
College Loan Corp. Trust, Series 2003-1, Class A3 FRN 1.728% 3/01/42	1,100,000	979,000

	Principal Amount	Value
Community Program Loan Trust, Series 1987-A, Class A4 4.500% 10/01/18	$76,798	$77,946
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.760% 3/15/32	1,000,000	993,750
GCO Education Loan Funding Trust, Series 2007-1A, Class A7AR FRN (a) 1.590% 11/26/46	275,000	244,420
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.711% 3/25/42	1,150,000	1,043,625
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.842% 11/25/44	1,650,000	1,288,610
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.253% 1/27/25	1,427,892	1,415,044
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.253% 6/25/25	1,845,305	1,822,633
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.323% 3/25/26	1,668,735	1,631,562
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.363% 2/25/26	655,970	653,194
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.777% 2/25/39	375,000	344,063
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.013% 4/25/46	1,302,805	1,310,818
Northstar Education Finance, Inc., Series 2004-1, Class A3 FRN 0.443% 4/28/17	880,850	879,725
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.493% 1/28/47	1,200,000	756,000
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2 FRN 1.736% 4/25/44	900,000	841,500
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.360% 9/15/20	886,268	879,080
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.900% 3/15/38	1,263,036	1,051,624
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.960% 6/15/38	1,606,961	1,342,335
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.660% 12/15/16	1,200,000	1,199,994

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 1.714% 9/15/28	$500,000	$465,000
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.718% 12/15/16	250,000	249,999
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.727% 9/15/28	525,000	517,125
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.733% 12/15/16	3,450,000	3,449,984
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.735% 12/15/16	250,000	249,999
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.340% 12/17/46	2,200,000	1,760,000
TAL Advantage LLC, Series 2011-1A, Class A (a) 4.600% 1/20/26	1,218,750	1,227,452

		33,524,933

WL Collateral CMO — 1.3%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.021% 8/25/34	1,007,649	909,930
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.785% 2/25/34	181,573	165,556
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.298% 9/25/33	93,145	75,834
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.864% 8/25/34	180,520	166,913
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.404% 1/19/38	2,925,916	1,913,981
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.573% 7/25/35	1,067,095	987,039
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.323% 5/25/37	2,760,920	1,377,878
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.716% 8/25/34	452,031	339,631
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.463% 8/25/36	951,902	716,748
Merrill Lynch Mortgage Investors Inc., Series 2005-AR1, Class A1A FRN 0.493% 6/25/36	1,240,244	1,218,841

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.648% 7/25/33	$23,668	$23,017
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.433% 2/25/34	80,084	79,386
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.571% 2/25/34	3,918	3,704
Morgan Stanley Reremic Trust, Series 2009-I0, Class A1 (a) 3.000% 1/17/13	6,098,182	6,103,915
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.393% 6/25/46	5,269,745	2,044,936
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.702% 3/25/34	318,259	285,571
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.706% 4/25/44	876,869	718,069

		17,130,949

WL Collateral PAC — 0.2%
Structured Asset Securities Corp., Series 2006-GEL4, Class A1 FRN (a) 0.333% 10/25/36	747,265	737,225
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.463% 11/25/37	1,949,047	1,864,821
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.752% 6/25/32	331,990	268,398

		2,870,444

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $187,700,317)		184,470,017

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,427,625
Peruvian Government International Bond 6.550% 3/14/37	560,000	579,600
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,409,277
Province of Quebec Canada 7.500% 9/15/29	540,000	731,972

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Republic of Brazil International Bond 5.875% 1/15/19	$2,243,000	$2,518,889
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	1,825,000
United Mexican States 5.125% 1/15/20	1,110,000	1,173,270
United Mexican States 6.750% 9/27/34	950,000	1,083,000

		10,748,633

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $10,041,189)		10,748,633

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 34.0%
Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	942,914	1,057,832
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	481,768	511,947
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	696,991	795,887

		2,365,666

Pass-Through Securities — 33.8%
Federal Home Loan Mortgage Corp.
Pool #C01283 5.500% 11/01/31	11,688	12,644
Pool #G01563 5.500% 6/01/33	1,910,062	2,063,464
Pool #E84025 6.000% 6/01/16	312,814	340,588
Pool #G11431 6.000% 2/01/18	31,036	33,792
Pool #G11122 6.500% 5/01/16	182,083	195,008
Pool #E84450 6.500% 7/01/16	33,410	36,228
Pool #E84580 6.500% 7/01/16	75,930	82,265
Pool #E84660 6.500% 7/01/16	8,404	9,156
Pool #E90508 6.500% 7/01/17	117,559	128,793
Pool #C00836 7.000% 7/01/29	42,554	48,538
Pool #C49314 7.000% 4/01/31	8,557	9,801
Pool #C51422 7.000% 5/01/31	7,245	8,301

	Principal Amount	Value
Pool #C51550 7.000% 5/01/31	$2,485	$2,839
Pool #C53034 7.000% 6/01/31	16,485	18,886
Pool #C53267 7.000% 6/01/31	6,856	7,794
Pool #G01311 7.000% 9/01/31	232,476	266,003
Pool #G01317 7.000% 10/01/31	152,500	174,494
Pool #E00856 7.500% 6/01/15	26,087	28,179
Pool #G00143 7.500% 6/01/23	3,278	3,697
Pool #C55867 7.500% 2/01/30	89,728	101,874
Pool #C37986 7.500% 5/01/30	2,100	2,396
Pool #C39755 7.500% 6/01/30	1,117	1,273
Pool #C40675 7.500% 7/01/30	457	522
Pool #C42538 7.500% 9/01/30	1,907	2,177
Pool #C41497 7.500% 9/01/30	267	305
Pool #C42340 7.500% 9/01/30	424	484
Pool #C42427 7.500% 9/01/30	1,910	2,179
Pool #C42446 7.500% 9/01/30	3,927	4,483
Pool #C43930 7.500% 10/01/30	14,675	16,748
Pool #C43962 7.500% 10/01/30	12,135	13,848
Pool #C44509 7.500% 11/01/30	16,790	19,170
Pool #C44732 7.500% 11/01/30	3,191	3,479
Pool #C44830 7.500% 11/01/30	130	148
Pool #C45304 7.500% 12/01/30	627	716
Pool #C45235 7.500% 12/01/30	103,467	118,104
Pool #C46038 7.500% 12/01/30	1,720	1,962
Pool #C46309 7.500% 1/01/31	641	732
Pool #C46560 7.500% 1/01/31	759	863

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C46810 7.500% 1/01/31	$2,139	$2,441
Pool #C47063 7.500% 1/01/31	12,136	13,841
Pool #C47060 7.500% 1/01/31	2,258	2,576
Pool #C01116 7.500% 1/01/31	4,839	5,522
Pool #E00842 8.000% 3/01/15	76,114	82,594
Pool #E00843 8.000% 4/01/15	29,245	31,613
Pool #E00852 8.000% 5/01/15	23,856	25,949
Pool #E80782 8.000% 7/01/15	3,330	3,585
Pool #E80998 8.000% 7/01/15	14,920	16,209
Pool #E81091 8.000% 7/01/15	16,808	18,386
Pool #E81151 8.000% 8/01/15	31,067	34,026
Pool #555481 8.250% 5/01/17	13,174	14,649
Pool #G00653 8.500% 11/01/25	52,560	60,432
Pool #554904 9.000% 3/01/17	204	230
Federal Home Loan Mortgage Corp. TBA
Pool #2865 4.000% 12/01/39 (d)	13,500,000	13,416,679
Pool #7190 4.500% 3/01/39 (d)	68,024,000	69,894,660
Federal National Mortgage Association
Pool #775539 2.441% 5/01/34	986,390	1,029,697
Pool #725692 2.459% 10/01/33	1,134,436	1,187,841
Pool #888586 2.734% 10/01/34	2,363,147	2,481,649
Pool #675713 5.000% 3/01/18	33,995	36,353
Pool #545636 6.500% 5/01/17	235,116	255,664
Pool #524355 7.000% 12/01/29	154	176
Pool #254379 7.000% 7/01/32	129,954	149,440
Pool #252717 7.500% 9/01/29	8,777	9,964

	Principal Amount	Value
Pool #535996 7.500% 6/01/31	$30,879	$35,205
Pool #254009 7.500% 10/01/31	111,252	127,362
Pool #253394 8.000% 7/01/20	55,590	63,580
Pool #323992 8.000% 11/01/29	5,619	6,437
Pool #525725 8.000% 2/01/30	10,044	11,484
Pool #537433 8.000% 5/01/30	6,411	7,358
Pool #253266 8.000% 5/01/30	13,955	15,998
Pool #536271 8.000% 6/01/30	12,828	14,726
Pool #253347 8.000% 6/01/30	16,573	19,010
Pool #544976 8.000% 7/01/30	1,399	1,605
Pool #535428 8.000% 8/01/30	21,823	25,026
Pool #543290 8.000% 9/01/30	69	79
Pool #547786 8.000% 9/01/30	3,080	3,521
Pool #550767 8.000% 9/01/30	11,107	12,720
Pool #553061 8.000% 9/01/30	15,719	18,016
Pool #535533 8.000% 10/01/30	16,020	18,371
Pool #253481 8.000% 10/01/30	19,139	21,960
Pool #560741 8.000% 11/01/30	3,320	3,811
Pool #253644 8.000% 2/01/31	7,673	8,803
Pool #581170 8.000% 5/01/31	3,797	4,358
Pool #583916 8.000% 5/01/31	5,489	6,304
Pool #593848 8.000% 7/01/31	1,122	1,288
Pool #190317 8.000% 8/01/31	99,808	114,451
Pool #545240 8.000% 9/01/31	10,560	12,113
Pool #541202 8.500% 8/01/26	151,863	173,318

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association TBA
Pool #1090 3.500% 8/01/40 (d)	$83,535,000	$79,678,030
Pool #6554 4.000% 2/01/24 (d)	54,466,000	56,444,646
Pool #6238 4.000% 11/01/39 (d)	53,433,000	53,182,533
Pool #11379 4.500% 2/01/21 (d)	53,786,000	56,761,038
Pool #14673 4.500% 2/01/39 (d)	29,387,000	30,236,467
Pool #27790 5.000% 7/01/36 (d)	70,255,000	74,151,961
Government National Mortgage Association
Pool #518418 6.000% 8/15/29	17,274	19,093
Pool #404246 6.500% 8/15/28	1,253	1,415
Pool #418295 6.500% 1/15/29	1,021	1,153
Pool #781038 6.500% 5/15/29	196,016	221,451
Pool #527586 6.500% 5/15/31	2,187	2,475
Pool #781468 6.500% 7/15/32	15,308	17,333
Pool #781496 6.500% 9/15/32	75,627	85,588
Pool #363066 7.000% 8/15/23	17,812	20,175
Pool #358555 7.000% 10/15/23	9,873	11,199
Pool #352049 7.000% 10/15/23	10,080	11,439
Pool #354674 7.000% 10/15/23	13,818	15,659
Pool #345964 7.000% 11/15/23	9,642	10,935
Pool #380866 7.000% 3/15/24	2,708	3,063
Pool #781124 7.000% 12/15/29	20,917	23,994
Pool #781319 7.000% 7/15/31	455,350	523,313
Pool #581417 7.000% 7/15/32	105,791	121,642
Pool #588012 7.000% 7/15/32	43,551	49,998
Pool #565982 7.000% 7/15/32	35,077	40,351
Pool #591581 7.000% 8/15/32	11,989	13,793

	Principal Amount	Value
Pool #307830 7.250% 7/20/21	$110,054	$124,490
Pool #314265 7.250% 8/20/21	138,597	156,175
Pool #314280 7.250% 9/20/21	39,292	43,960
Pool #316478 7.250% 10/20/21	6,960	7,214
Pool #332232 7.250% 7/20/22	86,855	98,541
Pool #410343 7.500% 6/15/11	408	409
Pool #398964 7.500% 11/15/11	211	215
Pool #190766 7.500% 1/15/17	29,901	32,949
Pool #187548 7.500% 4/15/17	11,103	12,204
Pool #203940 7.500% 4/15/17	53,272	58,349
Pool #181168 7.500% 5/15/17	23,043	25,547
Pool #210627 7.500% 5/15/17	6,599	7,300
Pool #201622 7.500% 5/15/17	46,846	51,783
Pool #192796 7.500% 6/15/17	6,382	7,050
Pool #357262 7.500% 9/15/23	8,708	9,915
Pool #432175 8.000% 11/15/26	268	309
Pool #441009 8.000% 11/15/26	1,600	1,841
Pool #522777 8.000% 12/15/29	7,267	8,394
Pool #434719 8.000% 2/15/30	238	275
Pool #523025 8.000% 2/15/30	1,423	1,618
Pool #508661 8.000% 3/15/30	5,361	6,196
Pool #523043 8.000% 3/15/30	377	436
Pool #529134 8.000% 3/15/30	2,096	2,424
Pool #477036 8.000% 4/15/30	1,542	1,783
Pool #503157 8.000% 4/15/30	47,121	54,270
Pool #528714 8.000% 4/15/30	2,207	2,553

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #544640 8.000% 11/15/30	$47,860	$55,355
Pool #531298 8.500% 8/15/30	3,140	3,643
New Valley Generation IV 4.687% 1/15/22	1,471,891	1,569,075

		447,256,030

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $440,961,693)		449,621,696

U.S. TREASURY OBLIGATIONS — 10.7%
U.S. Treasury Bonds & Notes — 10.7%
U.S. Treasury Bond 4.375% 5/15/40	14,330,000	14,242,676
U.S. Treasury Bond 5.375% 2/15/31	13,310,000	15,467,676
U.S. Treasury Inflation Index 2.125% 2/15/41	8,622,484	9,385,035
U.S. Treasury Note 1.250% 3/15/14	26,335,000	26,541,772
U.S. Treasury Note 1.250% 4/15/14	23,205,000	23,370,878
U.S. Treasury Note 2.625% 8/15/20	9,615,000	9,144,391
U.S. Treasury Note (e) 3.000% 9/30/16	41,065,000	42,895,279

		141,047,707

TOTAL U.S. TREASURY OBLIGATIONS (Cost $140,553,854)		141,047,707

TOTAL BONDS & NOTES (Cost $1,269,346,260)		1,303,825,035

TOTAL LONG-TERM INVESTMENTS (Cost $1,269,346,260)		1,303,825,035

SHORT-TERM INVESTMENTS — 33.5%
Commercial Paper — 33.5%
Altria Group, Inc. 0.330% 5/05/11	3,800,000	3,799,826
Altria Group, Inc. 0.350% 5/06/11	10,000,000	9,999,417
Apache Corp. (a) 0.320% 5/02/11	7,000,000	6,999,876
Bacardi Ltd. 0.340% 5/26/11	14,800,000	14,796,366
Bacardi USA, Inc. 0.340% 5/12/11	8,175,000	8,174,074

	Principal Amount	Value
Bacardi USA, Inc. 0.340% 5/19/11	$3,175,000	$3,174,430
BAE Systems Holdings, Inc (a) 0.310% 5/23/11	10,000,000	9,998,020
BAE Systems Holdings, Inc (a) 0.360% 8/01/11	5,000,000	4,995,350
BMW US Capital LLC (a) 0.350% 6/07/11	7,000,000	6,997,414
BMW US Capital LLC (a) 0.370% 5/05/11	7,000,000	6,999,640
BMW US Capital LLC (a) 0.390% 5/25/11	13,000,000	12,996,479
BMW US Capital LLC (a) 0.400% 5/05/11	2,350,000	2,349,869
Covidien International Finance SA (a) 0.370% 5/11/11	9,575,000	9,573,918
Devon Energy Corp. (a) 0.440% 9/26/11	10,000,000	9,981,789
Duke Energy Corp. (a) 0.320% 5/24/11	9,000,000	8,998,080
Duke Energy Corp. (a) 0.330% 6/20/11	6,000,000	5,997,195
Duke Energy Corp. (a) 0.345% 6/13/11	8,750,000	8,746,310
Duke Energy Corp. (a) 0.355% 6/06/11	6,429,000	6,426,654
Enbridge Energy Partners, LP (a) 0.350% 5/10/11	4,350,000	4,349,577
Enbridge Energy Partners, LP (a) 0.350% 5/16/11	8,137,000	8,135,734
Enbridge Energy Partners, LP (a) 0.350% 5/19/11	6,000,000	5,998,892
ERAC USA Finance Co. (a) 0.370% 5/09/11	16,550,000	16,548,469
ERAC USA Finance Co. (a) 0.410% 5/16/11	13,750,000	13,747,495
National Grid USA (a) 0.500% 5/03/11	10,000,000	9,999,583
National Grid USA (a) 0.500% 7/13/11	13,523,000	13,509,101
Natixis US Finance Co. LLC 0.320% 7/01/11	7,250,000	7,246,004
Natixis US Finance Co. LLC 0.390% 8/03/11	5,000,000	4,994,854
Natixis US Finance Co. LLC 0.400% 5/10/11	7,325,000	7,324,186
NextEra Energy Capital Holdings, Inc. 0.390% 5/23/11	12,500,000	12,496,885
NextEra Energy Capital Holdings, Inc. 0.400% 5/05/11	11,125,000	11,124,382
NextEra Energy, Inc. 0.410% 5/25/11	7,000,000	6,998,007

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OGE Energy Corp. (a) 0.310% 5/10/11	$6,500,000	$6,499,440
Omnicom Capital, Inc (a) 0.340% 5/17/11	22,375,000	22,371,408
Pacific Gas & Electric Co. (a) 0.330% 5/18/11	9,800,000	9,798,383
Pacific Gas & Electric Co. (a) 0.350% 5/09/11	15,000,000	14,998,688
Pall Corp. (a) 0.330% 5/18/11	8,650,000	8,648,573
Pall Corp. (a) 0.330% 5/31/11	5,000,000	4,998,579
Reed Elsevier, Inc. (a) 0.300% 5/13/11	8,225,000	8,224,109
Reed Elsevier, Inc. (a) 0.320% 6/02/11	16,650,000	16,645,116
Ryder System, Inc. 0.330% 5/12/11	3,650,000	3,649,599
Ryder System, Inc. 0.340% 5/12/11	6,900,000	6,899,218
Societe Generale North America, Inc. 0.340% 5/03/11	5,800,000	5,799,836
Societe Generale North America, Inc. 0.350% 9/08/11	10,200,000	10,187,009
South Carolina Electric & Gas 0.340% 5/11/11	5,350,000	5,349,444
South Carolina Electric & Gas 0.340% 5/16/11	5,300,000	5,299,199
Southern Power Co. (a) 0.310% 5/11/11	15,000,000	14,998,579
Southern Power Co. (a) 0.330% 5/12/11	4,500,000	4,499,505
Wellpoint, Inc. (a) 0.350% 7/14/11	10,000,000	9,992,708
Wellpoint, Inc. (a) 0.370% 6/20/11	10,000,000	9,994,758
Wellpoint, Inc. (a) 0.380% 6/23/11	10,000,000	9,994,300

		442,326,327

TOTAL SHORT-TERM INVESTMENTS (Cost $442,326,327)		442,326,327

TOTAL INVESTMENTS — 132.1% (Cost $1,711,672,587) (f)		1,746,151,362

Other Assets/(Liabilities) — (32.1)%		(424,298,403)

NET ASSETS — 100.0%		$1,321,852,959

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $426,203,133 or 32.24% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2011, these securities amounted to a value of $115,393 or 0.01% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At April 30, 2011, these securities amounted to a value of $4,125,326 or 0.31% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.1%

COMMON STOCK — 0.1%
Forest Products & Paper — 0.1%
The Newark Group, Inc. (a) (b)	26,904	$114,325

Telecommunications — 0.0%
Manitoba Telecom Services, Inc.	1,709	54,404

TOTAL COMMON STOCK (Cost $223,281)		168,729

TOTAL EQUITIES (Cost $223,281)		168,729

	Principal Amount
BONDS & NOTES — 96.7%

CORPORATE DEBT — 44.3%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$595,000	700,030

Aerospace & Defense — 0.3%
BE Aerospace, Inc. 6.875% 10/01/20	125,000	131,562
Goodrich Corp. 6.125% 3/01/19	160,000	181,455
L-3 Communications Corp. 4.750% 7/15/20	50,000	50,753
Lockheed Martin Corp. 5.500% 11/15/39	60,000	60,692
United Technologies Corp. 6.125% 7/15/38	105,000	118,677

		543,139

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	50,000	57,123

Auto Manufacturers — 0.2%
Ford Motor Co. 6.500% 8/01/18	100,000	106,529
Ford Motor Co. 7.450% 7/16/31	305,000	347,809

		454,338

Auto Parts & Equipment — 0.3%
Affinia Group, Inc. 9.000% 11/30/14	305,000	313,769
RSC Equipment Rental, Inc./RSC Holdings III LLC 9.500% 12/01/14	243,000	254,542

		568,311

Automotive & Parts — 0.6%
Accuride Corp. 9.500% 8/01/18	30,000	33,450
American Axle & Manufacturing, Inc. 7.875% 3/01/17	425,000	436,687
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	299,250

	Principal Amount	Value
Pittsburgh Glass Works LLC (c) 8.500% 4/15/16	$60,000	$62,700
Titan International, Inc. (c) 7.875% 10/01/17	163,000	175,225
Uncle Acquisition 2010 Corp. (c) 8.625% 2/15/19	115,000	122,188
Visteon Corp/New (c) 6.750% 4/15/19	145,000	143,550

		1,273,050

Banks — 2.2%
Ally Financial, Inc. 6.750% 12/01/14	150,000	160,125
Associated Banc-Corp 5.125% 3/28/16	500,000	509,489
Bank of America Corp. 3.625% 3/17/16	330,000	331,676
Bank of America Corp. 5.625% 7/01/20	205,000	215,161
Bank of America Corp. 6.000% 9/01/17	455,000	498,199
Barclays Bank PLC 5.200% 7/10/14	160,000	174,184
Capital One Financial Corp. 7.375% 5/23/14	240,000	278,909
Credit Suisse AG 5.400% 1/14/20	130,000	134,084
Credit Suisse New York 5.500% 5/01/14	190,000	210,250
First Horizon National Corp. 5.375% 12/15/15	500,000	532,254
HSBC Holdings PLC 6.500% 9/15/37	125,000	130,096
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	502,967
PNC Funding Corp. 4.375% 8/11/20	105,000	105,968
The Royal Bank of Scotland PLC (c) 4.875% 8/25/14	375,000	396,548
UBS AG 5.750% 4/25/18	100,000	110,147
Wachovia Bank NA 6.600% 1/15/38	90,000	103,010
Wells Fargo & Co. 5.625% 12/11/17	60,000	66,930

		4,459,997

Beverages — 0.4%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	60,000	66,117
Anheuser-Busch Cos., Inc. 6.500% 2/01/43	20,000	22,655
Cott Beverages, Inc. 8.125% 9/01/18	230,000	246,675

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Foster’s Finance Corp. (c) 6.875% 6/15/11	$390,000	$392,751

		728,198

Building Materials — 1.0%
CRH America, Inc. 8.125% 7/15/18	55,000	65,876
Interline Brands, Inc. 7.000% 11/15/18	220,000	226,600
Lafarge SA (c) 5.850% 7/09/15	1,100,000	1,161,358
Masco Corp. 6.125% 10/03/16	250,000	258,409
Masco Corp. 7.125% 8/15/13	300,000	325,905

		2,038,148

Chemicals — 1.2%
Airgas, Inc. 4.500% 9/15/14	345,000	363,492
Braskem Finance Ltd. (c) 5.750% 4/15/21	225,000	224,438
Cytec Industries, Inc. 8.950% 7/01/17	175,000	216,173
The Dow Chemical Co. 7.600% 5/15/14	45,000	52,238
The Dow Chemical Co. 8.550% 5/15/19	100,000	128,209
Georgia Gulf Corp. (c) 9.000% 1/15/17	155,000	172,050
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	481,054
Lyondell Chemical Co. (c) 8.000% 11/01/17	461,000	514,015
Nalco Co. (c) 6.625% 1/15/19	80,000	82,400
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. (c) 8.375% 3/01/18	50,000	51,875
Valspar Corp. 7.250% 6/15/19	150,000	174,886

		2,460,830

Coal — 0.4%
Arch Coal, Inc. 7.250% 10/01/20	400,000	431,500
Arch Western Finance LLC 6.750% 7/01/13	218,000	219,363
International Coal Group, Inc. 9.125% 4/01/18	150,000	169,875

		820,738

Commercial Services — 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 1/15/19	350,000	371,875

	Principal Amount	Value
Brambles USA, Inc. (c) 3.950% 4/01/15	$500,000	$509,429
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	300,330
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	55,591
Rent-A-Center, Inc. (c) 6.625% 11/15/20	160,000	160,200
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	95,000	103,907

		1,501,332

Computers — 0.1%
International Business Machines Corp. 5.600% 11/30/39	185,000	197,087

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	60,000	67,265

Diversified Financial — 3.3%
American Express Co. 6.150% 8/28/17	270,000	306,674
American Express Co. 8.125% 5/20/19	100,000	127,004
American General Finance Corp. 6.500% 9/15/17	250,000	228,750
BlackRock, Inc. 5.000% 12/10/19	110,000	116,952
Cemex Finance LLC (c) 9.500% 12/14/16	430,000	457,950
CIT Group, Inc. 7.000% 5/01/15	192,971	195,624
Citigroup, Inc. 4.750% 5/19/15	15,000	15,978
Citigroup, Inc. 5.375% 8/09/20	325,000	339,854
Citigroup, Inc. 5.500% 10/15/14	140,000	152,652
Citigroup, Inc. 5.500% 2/15/17	655,000	697,474
Citigroup, Inc. 5.875% 5/29/37	290,000	291,723
Citigroup, Inc. 8.500% 5/22/19	90,000	112,138
Eaton Vance Corp. 6.500% 10/02/17	130,000	149,334
General Electric Capital Corp. 5.300% 2/11/21	500,000	518,817
General Electric Capital Corp. 5.900% 5/13/14	400,000	445,987
General Electric Capital Corp. 6.875% 1/10/39	70,000	80,301
The Goldman Sachs Group, Inc. 6.750% 10/01/37	210,000	217,652

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Janus Capital Group, Inc. 6.700% 6/15/17	$525,000	$574,805
Lazard Group LLC 6.850% 6/15/17	135,000	148,508
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	145,294
Morgan Stanley 3.800% 4/29/16	200,000	200,703
Morgan Stanley 5.450% 1/09/17	450,000	481,911
Pinafore LLC/Pinafore, Inc. (c) 9.000% 10/01/18	300,000	327,750
SLM Corp. 6.250% 1/25/16	270,000	286,293
TD Ameritrade Holding Corp. 4.150% 12/01/14	120,000	126,614

		6,746,742

Electric — 2.4%
Ameren Corp. 8.875% 5/15/14	480,000	556,490
Calpine Corp. (c) 7.500% 2/15/21	305,000	322,537
Elwood Energy LLC 8.159% 7/05/26	390,000	380,250
Indianapolis Power & Light (c) 6.300% 7/01/13	160,000	175,984
Intergen NV (c) 9.000% 6/30/17	300,000	325,500
Kansas Gas & Electric Co. 5.647% 3/29/21	270,555	313,048
Kiowa Power Partners LLC (c) 4.811% 12/30/13	109,968	112,855
MidAmerican Energy Holdings Co. 5.950% 5/15/37	120,000	125,733
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	241,704	249,559
Monongahela Power 6.700% 6/15/14	250,000	274,519
Nevada Power Co. Series L 5.875% 1/15/15	180,000	201,421
NRG Energy, Inc. 8.500% 6/15/19	250,000	266,250
Oncor Electric Delivery Co. 6.800% 9/01/18	35,000	40,620
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	165,016
PPL Energy Supply LLC 6.300% 7/15/13	500,000	545,149
Tenaska Oklahoma (c) 6.528% 12/30/14	161,524	162,658
TransAlta Corp. 6.650% 5/15/18	115,000	130,820

	Principal Amount	Value
Tri-State Generation & Transmission Association Series 2003 Class A (c) 6.040% 1/31/18	$91,883	$99,278
Tri-State Generation & Transmission Association Series 2003 Class B (c) 7.144% 7/31/33	185,000	207,936
Virginia Electric and Power Co. 6.350% 11/30/37	200,000	227,902

		4,883,525

Electrical Components & Equipment — 0.0%
Anixter, Inc. 5.950% 3/01/15	10,000	10,075

Electronics — 0.2%
Amphenol Corp. 4.750% 11/15/14	140,000	151,866
Arrow Electronics, Inc. 6.000% 4/01/20	235,000	251,193

		403,059

Energy – Alternate Sources — 0.2%
Headwaters, Inc. (c) 7.625% 4/01/19	335,000	340,863

Engineering & Construction — 0.1%
Tutor Perini Corp. (c) 7.625% 11/01/18	120,000	122,400

Entertainment — 0.5%
International Game Technology 5.500% 6/15/20	250,000	258,122
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	472,787
Regal Entertainment Group 9.125% 8/15/18	190,000	203,775
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	54,750

		989,434

Environmental Controls — 0.1%
Republic Services, Inc. 5.250% 11/15/21	180,000	191,112

Foods — 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	165,000	190,785
Kraft Foods, Inc. 4.125% 2/09/16	270,000	283,625
Kraft Foods, Inc. 6.500% 2/09/40	95,000	105,965
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	279,483
Ralcorp Holdings, Inc. 6.625% 8/15/39	425,000	456,042

		1,315,900

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Forest Products & Paper — 0.2%
International Paper Co. 9.375% 5/15/19	$110,000	$143,379
The Mead Corp. 7.550% 3/01/47	70,000	69,390
Verso Paper Holdings LLC (c) 8.750% 2/01/19	65,000	67,112
Verso Paper Holdings LLC 11.500% 7/01/14	157,000	171,130

		451,011

Gas — 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	160,000	160,492

Hand & Machine Tools — 0.3%
Black & Decker Corp. 8.950% 4/15/14	235,000	278,936
Kennametal, Inc. 7.200% 6/15/12	410,000	430,057

		708,993

Health Care – Products — 1.0%
Alere, Inc. 9.000% 5/15/16	350,000	375,375
Beckman Coulter, Inc. 6.000% 6/01/15	260,000	286,138
Beckman Coulter, Inc. 7.000% 6/01/19	210,000	244,435
Boston Scientific Corp. 4.500% 1/15/15	600,000	629,320
Boston Scientific Corp. 6.000% 1/15/20	240,000	259,729
Boston Scientific Corp. 7.375% 1/15/40	120,000	138,782

		1,933,779

Health Care – Services — 1.3%
Apria Healthcare Group, Inc. 11.250% 11/01/14	80,000	86,200
Apria Healthcare Group, Inc. 12.375% 11/01/14	375,000	407,344
CIGNA Corp. 5.125% 6/15/20	225,000	237,143
Community Health Systems, Inc. 8.875% 7/15/15	250,000	255,625
HCA Holdings, Inc. (c) 7.750% 5/15/21	140,000	146,300
HCA, Inc. 8.500% 4/15/19	460,000	510,600
Health Management Associates, Inc. 6.125% 4/15/16	300,000	310,875
HEALTHSOUTH Corp. 7.250% 10/01/18	110,000	116,050
HEALTHSOUTH Corp. 7.750% 9/15/22	220,000	233,475

	Principal Amount	Value
Roche Holdings, Inc. (c) 6.000% 3/01/19	$80,000	$91,783
Universal Health Services, Inc. 6.750% 11/15/11	150,000	153,712
WellPoint, Inc. 4.350% 8/15/20	130,000	131,479

		2,680,586

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (c) 5.750% 9/11/19	210,000	226,624
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 7.750% 10/15/16	300,000	318,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 9.000% 4/15/19	100,000	105,375

		649,999

Home Furnishing — 0.1%
Whirlpool Corp. 8.600% 5/01/14	120,000	140,198

Housewares — 0.1%
Libbey Glass, Inc. 10.000% 2/15/15	108,000	117,990
Toro Co. 7.800% 6/15/27	170,000	189,314

		307,304

Insurance — 1.8%
Aflac, Inc. 8.500% 5/15/19	150,000	183,524
The Allstate Corp. 5.550% 5/09/35	50,000	50,194
The Allstate Corp. 7.450% 5/16/19	60,000	72,275
American International Group, Inc. 3.650% 1/15/14	100,000	102,492
American International Group, Inc. 6.400% 12/15/20	350,000	382,906
Berkshire Hathaway Finance Corp. 4.850% 1/15/15	225,000	248,222
CNA Financial Corp. 7.350% 11/15/19	250,000	289,462
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	400,888
Lincoln National Corp. 4.300% 6/15/15	200,000	211,064
Lincoln National Corp. 6.300% 10/09/37	65,000	69,824
Lincoln National Corp. 7.000% 6/15/40	365,000	427,923
MetLife, Inc. Series A 6.817% 8/15/18	85,000	99,960
Principal Financial Group, Inc. 8.875% 5/15/19	175,000	224,076

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Prudential Financial, Inc. 3.875% 1/14/15	$300,000	$313,730
Prudential Financial, Inc. 4.500% 11/15/20	175,000	174,020
Prudential Financial, Inc. 6.200% 11/15/40	125,000	133,503
The Travelers Cos., Inc. 6.250% 6/15/37	170,000	185,550

		3,569,613

Internet — 0.2%
Expedia, Inc. 7.456% 8/15/18	300,000	333,750

Investment Companies — 0.2%
Xstrata Finance Canada (c) 5.800% 11/15/16	295,000	329,866

Iron & Steel — 1.2%
AK Steel Corp. 7.625% 5/15/20	185,000	194,481
Allegheny Technologies, Inc. 5.950% 1/15/21	225,000	241,245
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	134,401
ArcelorMittal 3.750% 8/05/15	325,000	333,019
ArcelorMittal 5.250% 8/05/20	375,000	376,961
ArcelorMittal 9.000% 2/15/15	425,000	511,494
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	433,033
Reliance Steel & Aluminum Co. 6.850% 11/15/36	269,000	268,991

		2,493,625

Lodging — 0.4%
Choice Hotels International, Inc. 5.700% 8/28/20	475,000	476,661
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	74,000	78,995
Wyndham Worldwide Corp. 6.000% 12/01/16	260,000	278,297

		833,953

Machinery – Diversified — 0.3%
Briggs & Stratton Corp. 6.875% 12/15/20	340,000	361,250
The Manitowoc Co., Inc. 8.500% 11/01/20	175,000	191,625

		552,875

Manufacturing — 0.8%
Griffon Corp. (c) 7.125% 4/01/18	180,000	186,525

	Principal Amount	Value
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	$80,000	$94,078
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	320,000	385,319
Polypore International, Inc. (c) 7.500% 11/15/17	285,000	301,922
SPX Corp. 7.625% 12/15/14	285,000	315,281
Trimas Corp. 9.750% 12/15/17	50,000	55,000
Tyco International Finance SA 8.500% 1/15/19	215,000	274,481

		1,612,606

Media — 3.0%
CBS Corp. 7.875% 7/30/30	100,000	118,782
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	252,000	268,380
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	50,000	55,563
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	300,000	333,750
Comcast Corp. 6.400% 5/15/38	250,000	265,060
Echostar DBS Corp. 6.625% 10/01/14	305,000	324,062
LIN Television Corp. 8.375% 4/15/18	255,000	278,587
Mediacom Broadband LLC 8.500% 10/15/15	300,000	312,000
NBC Universal, Inc. (c) 5.150% 4/30/20	500,000	522,304
NBC Universal, Inc. (c) 6.400% 4/30/40	25,000	26,402
News America, Inc. 6.900% 8/15/39	125,000	140,211
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	125,000	136,563
Nielsen Finance LLC (c) 7.750% 10/15/18	235,000	253,212
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	425,000	474,937
Thomson Corp. 5.700% 10/01/14	440,000	494,533
Time Warner Cable, Inc. 6.750% 6/15/39	155,000	168,475
Time Warner, Inc. 4.700% 1/15/21	200,000	203,150
Time Warner, Inc. 5.875% 11/15/16	25,000	28,331

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Warner, Inc. 6.250% 3/29/41	$550,000	$572,967
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	266,250
Univision Communications, Inc. (c) 8.500% 5/15/21	340,000	352,750
Univision Communications, Inc. (c) 12.000% 7/01/14	75,000	80,813
Videotron Ltd. 9.125% 4/15/18	280,000	313,600

		5,990,682

Metal Fabricate & Hardware — 0.4%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	268,438
Mueller Water Products, Inc. 8.750% 9/01/20	245,000	272,562
The Timken Co. 6.000% 9/15/14	275,000	305,615

		846,615

Mining — 1.0%
Alcoa, Inc. 5.400% 4/15/21	275,000	279,226
Alcoa, Inc. 6.150% 8/15/20	280,000	301,496
FMG Resources PTY Ltd. (c) 7.000% 11/01/15	215,000	226,825
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	245,000	326,560
Teck Resources Ltd. 10.750% 5/15/19	275,000	351,670
Vale Overseas Ltd. 6.250% 1/23/17	465,000	525,972
Vale Overseas Ltd. 6.875% 11/10/39	85,000	91,945

		2,103,694

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	200,000	212,136
Xerox Corp. 5.500% 5/15/12	80,000	83,832

		295,968

Office Furnishings — 0.8%
Steelcase, Inc. 6.375% 2/15/21	600,000	623,225
Steelcase, Inc. 6.500% 8/15/11	900,000	912,810

		1,536,035

Oil & Gas — 2.6%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. (c) 9.625% 10/15/18	250,000	256,250

	Principal Amount	Value
Anadarko Petroleum Corp. 6.375% 9/15/17	$625,000	$705,913
Chesapeake Energy Corp. 7.250% 12/15/18	200,000	225,000
Coffeyville Resources LLC/Coffeyville Finance, Inc. (c) 9.000% 4/01/15	225,000	245,250
ConocoPhillips 6.500% 2/01/39	150,000	175,259
Devon Energy Corp. 6.300% 1/15/19	80,000	94,763
Frontier Oil Corp. 6.875% 11/15/18	60,000	62,700
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	153,938
Motiva Enterprises LLC (c) 5.750% 1/15/20	300,000	332,380
Nexen, Inc. 7.500% 7/30/39	50,000	58,019
Northern Tier Energy LLC/Northern Tier Finance Corp. (c) 10.500% 12/01/17	170,000	192,100
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	51,549
Petrobras International Finance Co. 3.875% 1/27/16	220,000	223,031
Petrobras International Finance Co. 5.375% 1/27/21	245,000	248,464
Petrobras International Finance Co. 6.750% 1/27/41	100,000	104,083
Petroleos Mexicanos 5.500% 1/21/21	375,000	384,187
Precision Drilling Corp. (c) 6.625% 11/15/20	85,000	87,975
Rowan Cos., Inc. 5.000% 9/01/17	185,000	196,370
Shell International Finance BV 5.500% 3/25/40	110,000	113,909
SM Energy Co. (c) 6.625% 2/15/19	100,000	103,250
Southwestern Energy Co. 7.500% 2/01/18	135,000	153,394
Tesoro Corp. 6.500% 6/01/17	180,000	185,850
Valero Energy Corp. 4.500% 2/01/15	325,000	346,530
Valero Energy Corp. 6.125% 2/01/20	280,000	310,306
Venoco, Inc. (c) 8.875% 2/15/19	330,000	331,237

		5,341,707

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas Services — 0.2%
Baker Hughes, Inc. 5.125% 9/15/40	$30,000	$29,090
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	400,000	385,000

		414,090

Packaging & Containers — 0.7%
Graham Packaging Co. LP/GPC Capital Corp. I 8.250% 10/01/18	124,000	135,470
Packaging Corporation of America 5.750% 8/01/13	275,000	295,393
Packaging Dynamics Corp. (c) 8.750% 2/01/16	240,000	248,700
Pregis Corp. 12.375% 10/15/13	360,000	355,500
Sealed Air Corp. (c) 5.625% 7/15/13	225,000	236,550
Silgan Holdings, Inc. 7.250% 8/15/16	200,000	215,250

		1,486,863

Pharmaceuticals — 1.3%
McKesson Corp. 4.750% 3/01/21	225,000	232,947
McKesson Corp. 6.000% 3/01/41	200,000	212,420
Mylan, Inc. (c) 6.000% 11/15/18	340,000	348,075
Mylan, Inc. (c) 7.625% 7/15/17	175,000	191,625
Mylan, Inc. (c) 7.875% 7/15/20	275,000	303,875
Omnicare, Inc. 7.750% 6/01/20	250,000	268,750
Pfizer, Inc. 7.200% 3/15/39	220,000	277,826
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	99,500
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	134,831
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	196,500
Warner Chilcott Co. LLC (c) 7.750% 9/15/18	350,000	368,813

		2,635,162

Pipelines — 2.8%
CenterPoint Energy Resources Corp. (c) 4.500% 1/15/21	175,000	177,750
CenterPoint Energy Resources Corp. (c) 5.850% 1/15/41	150,000	150,639

	Principal Amount	Value
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.875% 2/15/18	$200,000	$218,500
DCP Midstream LLC (c) 9.750% 3/15/19	50,000	64,913
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	500,000	515,956
Energy Transfer Equity LP 7.500% 10/15/20	100,000	109,500
Enogex LLC (c) 6.875% 7/15/14	825,000	908,343
Enterprise Products Operating LP 3.200% 2/01/16	175,000	176,606
Enterprise Products Operating LP 5.950% 2/01/41	400,000	401,052
Gulf South Pipeline Co. LP (c) 5.050% 2/01/15	25,000	26,839
Kern River Funding Corp. (c) 4.893% 4/30/18	103,359	111,892
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	124,185
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	90,295
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	16,754
Kinder Morgan Finance Co. 5.700% 1/05/16	360,000	378,900
ONEOK Partners LP 3.250% 2/01/16	150,000	151,410
ONEOK Partners LP 6.125% 2/01/41	400,000	413,133
Rockies Express Pipeline LLC (c) 6.250% 7/15/13	510,000	548,292
Rockies Express Pipeline LLC (c) 6.850% 7/15/18	340,000	378,315
Southern Natural Gas Co. (c) 5.900% 4/01/17	60,000	67,504
Texas Eastern Transmission LP (c) 6.000% 9/15/17	85,000	95,652
TransCanada PipeLines Ltd. 6.200% 10/15/37	50,000	54,265
Williams Partners LP 5.250% 3/15/20	360,000	382,865

		5,563,560

Real Estate — 0.1%
AMB Property LP 4.500% 8/15/17	225,000	227,189

Real Estate Investment Trusts (REITS) — 0.9%
Boston Properties LP 4.125% 5/15/21	150,000	144,990

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Brandywine Operating Partners LP 4.950% 4/15/18	$300,000	$302,854
Developers Diversified Realty Corp. 4.750% 4/15/18	275,000	272,032
Senior Housing Properties Trust 8.625% 1/15/12	45,000	46,915
Simon Property Group LP 4.200% 2/01/15	100,000	106,450
Simon Property Group LP 5.650% 2/01/20	210,000	229,820
Weingarten Realty Investors Series A 4.857% 1/15/14	650,000	667,754

		1,770,815

Retail — 1.1%
CVS Caremark Corp. 6.125% 9/15/39	25,000	25,979
CVS Pass-Through Trust (c) 7.507% 1/10/32	19,553	22,893
The Gap, Inc. 5.950% 4/12/21	300,000	303,349
Home Depot, Inc. 5.950% 4/01/41	200,000	205,088
Inergy LP/Inergy Finance Corp. (c) 7.000% 10/01/18	350,000	369,250
J.C. Penney Co., Inc. 5.650% 6/01/20	350,000	349,125
McDonald’s Corp. 6.300% 10/15/37	70,000	81,107
Nordstrom, Inc. 6.750% 6/01/14	135,000	155,123
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	226,345
Phillips-Van Heusen Corp. 7.375% 5/15/20	125,000	135,313
Roadhouse Financing, Inc. (c) 10.750% 10/15/17	75,000	81,188
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	211,700

		2,166,460

Savings & Loans — 0.2%
Glencore Funding LLC (c) 6.000% 4/15/14	325,000	350,440
Washington Mutual Bank (d) 5.650% 8/15/14	1,225,000	1,531

		351,971

Software — 0.4%
First Data Corp. (c) 7.375% 6/15/19	435,000	443,157
First Data Corp. (c) 8.250% 1/15/21	152,000	151,240
First Data Corp. 9.875% 9/24/15	35,000	36,181

	Principal Amount	Value
Microsoft Corp. 3.000% 10/01/20	$100,000	$94,098

		724,676

Telecommunications — 4.0%
America Movil SAB de CV 5.000% 3/30/20	175,000	182,569
America Movil SAB de CV 6.125% 3/30/40	180,000	190,845
American Tower Corp. 4.500% 1/15/18	750,000	741,122
American Tower Corp. 5.050% 9/01/20	490,000	481,041
AT&T, Inc. 6.500% 9/01/37	635,000	685,624
British Telecom PLC STEP 9.875% 12/15/30	50,000	70,545
CenturyLink, Inc. 6.150% 9/15/19	195,000	204,763
Cisco Systems, Inc. 5.500% 1/15/40	75,000	75,752
CommScope, Inc. (c) 8.250% 1/15/19	185,000	194,713
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	90,000	121,070
Embarq Corp. 7.082% 6/01/16	210,000	237,549
Embarq Corp. 7.995% 6/01/36	45,000	48,740
Frontier Communications Corp. 8.125% 10/01/18	450,000	486,563
GeoEye, Inc. 9.625% 10/01/15	25,000	28,281
Hughes Network Systems LLC/HNS Finance Corp. 9.500% 4/15/14	440,000	453,200
Juniper Networks, Inc. 4.600% 3/15/21	175,000	177,623
Juniper Networks, Inc. 5.950% 3/15/41	275,000	280,001
MetroPCS Wireless, Inc. 7.875% 9/01/18	300,000	323,250
Rogers Communications, Inc. 7.500% 8/15/38	35,000	43,328
Rogers Wireless Communications, Inc. 7.500% 3/15/15	30,000	35,594
Sprint Capital Corp. 6.900% 5/01/19	255,000	267,750
Telecom Italia Capital 6.000% 9/30/34	80,000	73,256
Telecom Italia Capital 6.175% 6/18/14	475,000	518,054

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telefonica Emisiones SAU 3.992% 2/16/16	$450,000	$458,958
Telefonica Emisiones SAU 5.462% 2/16/21	175,000	181,634
Telstra Corp. Ltd. (c) 4.800% 10/12/21	275,000	278,668
Verizon Communications, Inc. 8.750% 11/01/18	315,000	408,497
Verizon Communications, Inc. 8.950% 3/01/39	150,000	210,837
Virgin Media Finance PLC 9.125% 8/15/16	340,000	360,825
Windstream Corp. (c) 7.750% 10/01/21	190,000	200,925

		8,021,577

Transportation — 0.8%
Asciano Finance (c) 5.000% 4/07/18	275,000	279,802
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	181,178
Canadian National Railway Co. 6.375% 11/15/37	25,000	29,046
CHC Helicopter SA (c) 9.250% 10/15/20	144,000	141,120
RailAmerica, Inc. 9.250% 7/01/17	144,000	160,200
Ryder System, Inc. 5.000% 6/15/12	225,000	233,910
Union Pacific Corp. 4.000% 2/01/21	250,000	249,388
Union Pacific Corp. 5.750% 11/15/17	225,000	256,675

		1,531,319

Trucking & Leasing — 0.5%
GATX Corp. 3.500% 7/15/16	90,000	90,972
GATX Corp. 4.750% 5/15/15	115,000	121,288
GATX Corp. 8.750% 5/15/14	630,000	732,402

		944,662

TOTAL CORPORATE DEBT (Cost $85,291,267)		89,584,391

MUNICIPAL OBLIGATIONS — 1.7%
Access Group, Inc., Delaware VRN 0.610% 9/01/37	315,000	311,063
Access Group, Inc., Delaware VRN 1.711% 9/01/37	150,000	109,500
Colorado Bridge Enterprise BAB 6.078% 12/01/40	800,000	850,504

	Principal Amount	Value
North Texas Tollway Authority BAB 6.718% 1/01/49	$870,000	$888,862
State of California 5.950% 4/01/16	225,000	244,665
State of California BAB 7.550% 4/01/39	125,000	141,669
State of Illinois 5.365% 3/01/17	650,000	672,782
Tennessee Valley Authority 5.250% 9/15/39	210,000	222,622

		3,441,667

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,284,765)		3,441,667

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.7%
Auto Floor Plan ABS — 0.1%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	224,008	225,891

Automobile ABS — 0.1%
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (c) 0.493% 7/20/12	200,000	193,070

Commercial MBS — 5.9%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.932% 2/10/51	635,000	700,941
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	600,000	640,142
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	500,000	542,873
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	513,849	519,457
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	680,000	689,903
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	635,000	699,147
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	750,000	814,971
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	626,663	632,005

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.008% 12/10/49	$540,000	$602,046
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	625,000	659,601
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (c) 6.417% 2/15/41	470,000	382,456
Global Tower Partners Acquisition Partners LLC, Series 2007-1A, Class G (c) 7.874% 5/15/37	350,000	360,535
GS Mortgage Securities Corp. II, Series 2011-GC3, Class C VRN (c) 5.728% 3/10/44	250,000	253,342
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.388% 5/15/41	300,000	323,399
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	630,000	689,046
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	630,000	663,178
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	687,896	712,950
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.457% 1/11/43	650,000	734,906
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.983% 8/15/39	225,000	245,736
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.983% 8/15/39	100,000	106,701
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	568,266
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.051% 2/15/51	305,478	312,053

		11,853,654

Home Equity ABS — 3.3%
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.653% 6/25/35	315,000	283,787

	Principal Amount	Value
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.572% 7/25/35	$359,025	$342,330
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.682% 4/25/35	247,000	217,214
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC1, Class A2 FRN 0.432% 12/25/35	92,472	90,826
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE1, Class M1 FRN 0.742% 1/25/35	157,784	155,218
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE11, Class M1 FRN 0.802% 12/25/34	125,557	113,943
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.312% 5/25/36	118,888	116,233
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2 FRN 0.312% 8/25/36	279,272	204,778
Carrington Mortgage Loan Trust, Series 2006-NC4, Class A2 FRN 0.312% 10/25/36	481,399	378,295
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.322% 7/25/36	142,309	136,964
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.442% 9/25/34	226,318	216,193
Countrywide Partnership Trust, Series 2004-EC1, Class M1 0.812% 2/25/35	230,085	213,085
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.453% 1/25/36	209,813	203,638
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.382% 8/25/36	222,757	199,269
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 0.833% 9/25/35	300,000	228,249
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.682% 8/25/35	200,000	166,457
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.712% 2/25/35	321,443	308,409
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.743% 2/25/35	300,000	242,611
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.693% 3/25/35	225,000	174,582

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.683% 4/25/36	$200,000	$169,876
Merrill Lynch Mortgage Synthetic, 2005-ACR1 M1 (c) 0.946% 6/28/35	235,000	217,198
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 0.976% 6/28/35	220,000	150,578
Morgan Stanley Capital, Inc., Series 2006-NC5, Class A2B FRN 0.322% 10/25/36	475,927	442,544
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.662% 3/25/35	295,000	230,187
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	305	299
Novastar Home Equity Loan, Series 2007-2, Class A2A FRN 0.302% 9/25/37	110,213	108,907
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.593% 8/25/35	330,999	304,851
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.843% 2/25/35	200,000	175,640
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1 FRN 0.612% 10/25/35	250,000	160,732
Residential Asset Mortgage Products, Inc., Series 2005-EFC3, Class M3 FRN 0.703% 8/25/35	275,000	198,966
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.453% 11/25/35	375,394	348,362
Saxon Asset Securities Trust, Series 2000-2, Class MF2 VRN 8.409% 7/25/30	148,272	135,522

		6,635,743

Other ABS — 0.5%
Cajun Global LLC, Series 2011-1A, Class A2 5.955% 2/20/41	125,000	127,813
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (e) 0.909% 6/20/14	1,175,000	814,862

		942,675

	Principal Amount	Value
Student Loans ABS — 1.4%
Access Group, Inc., Series 2003-1, Class A2 FRN 0.568% 12/27/16	$145,642	$144,855
Access Group, Inc., Series 2003-1, Class B FRN 1.731% 12/26/35	500,000	362,500
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.713% 1/25/47	475,000	406,125
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 1.711% 3/25/42	250,000	226,875
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.899% 3/15/38	294,708	245,379
SLM Student Loan Trust, Series 2003-4, Class B FRN 0.959% 6/15/38	361,566	302,025
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (c) 1.660% 12/15/16	225,000	224,999
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (c) 1.733% 12/15/16	475,000	474,998
SLM Student Loan Trust, Series 2003-10A, Class B FRN (c) 3.340% 12/17/46	500,000	400,000

		2,787,756

WL Collateral CMO — 1.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.021% 8/25/34	161,161	145,531
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.785% 2/25/34	22,723	20,718
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.297% 9/25/33	12,123	9,870
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.864% 8/25/34	26,432	24,440
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.403% 1/19/38	766,382	501,327
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.322% 5/25/37	828,276	413,363
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.715% 8/25/34	70,558	53,014

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.462% 8/25/36	$291,752	$219,679
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.542% 2/25/34	245,499	240,210
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.648% 7/25/33	4,423	4,302
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.432% 2/25/34	8,927	8,849
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.571% 2/25/34	484	458
Morgan Stanley Reremic Trust, Series 2009-I0, Class A1 (c) 3.000% 1/17/13	403,078	403,457
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.392% 6/25/46	1,381,228	535,989
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.702% 3/25/34	35,820	32,141
Structured Asset Securities Corp., Series 2003-7H, Class A1II 6.500% 3/25/33	240,465	245,001
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.706% 4/25/44	112,800	92,372

		2,950,721

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.752% 6/25/32	41,334	33,417

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $26,576,230)		25,622,927

SOVEREIGN DEBT OBLIGATIONS — 0.7%
Peruvian Government International Bond 6.550% 3/14/37	155,000	160,425
Poland Government International Bond 6.375% 7/15/19	220,000	246,064
Province of Quebec Canada 7.500% 9/15/29	125,000	169,438
Rebublic of Brazil International Bond 5.875% 1/15/19	94,000	105,562
Republic of Brazil International Bond 5.625% 1/07/41	235,000	235,000

	Principal Amount	Value
United Mexican States 5.125% 1/15/20	$265,000	$280,105
United Mexican States 6.750% 9/27/34	215,000	245,100

		1,441,694

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,411,692)		1,441,694

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 32.4%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	51,245	57,491
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	25,303	28,893

		86,384

Pass-Through Securities — 32.4%
Federal Home Loan Mortgage Corp. Pool #G11476 5.000% 11/01/18	175,029	187,586
Pool #B16010 5.000% 8/01/19	5,581	5,978
Pool #B17058 5.000% 9/01/19	16,945	18,151
Pool #B17494 5.000% 12/01/19	66,288	71,255
Pool #B14584 5.000% 1/01/20	266,172	285,448
Pool #B18677 5.000% 1/01/20	12,975	13,914
Pool #C01283 5.500% 11/01/31	38,689	41,850
Pool #E89199 6.000% 4/01/17	12,420	13,523
Pool #G11431 6.000% 2/01/18	2,340	2,548
Pool #G01311 7.000% 9/01/31	4,903	5,611
Pool #C80207 7.500% 9/01/24	3,148	3,564
Pool #C00530 7.500% 7/01/27	3,612	4,107
Pool #C00563 7.500% 11/01/27	11,918	13,556
Pool #C00612 7.500% 4/01/28	765	869
Pool #C55867 7.500% 2/01/30	13,547	15,381

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Federal Home Loan Mortgage Corp. TBA Pool #2865 4.000% 12/01/39 (f)	$1,800,000	$1,788,891
Pool #7190 4.500% 3/01/39 (f)	8,622,000	8,859,105
Federal National Mortgage Association Pool #725692 2.459% 10/01/33	295,155	309,050
Pool #888586 2.734% 10/01/34	715,480	751,359
Pool #675713 5.000% 3/01/18	104,790	112,060
Pool #735010 5.000% 11/01/19	641,643	687,585
Pool #253880 6.500% 7/01/16	6,449	6,974
Pool #575579 7.500% 4/01/31	17,885	20,392
Pool #535996 7.500% 6/01/31	4,272	4,870
Federal National Mortgage Association TBA Pool #1090 3.500% 8/01/40 (f)	13,315,000	12,700,221
Pool #6554 4.000% 2/01/24 (f)	9,633,000	9,982,949
Pool #6238 4.000% 11/01/39 (f)	7,831,000	7,794,292
Pool #11379 4.500% 2/01/21 (f)	6,170,000	6,511,278
Pool #14673 4.500% 2/01/39 (f)	4,137,000	4,256,585
Pool #27790 5.000% 7/01/36 (f)	9,980,000	10,533,579
Government National Mortgage Association Pool #579140 6.500% 1/15/32	4,886	5,528
Pool #587280 6.500% 9/15/32	4,805	5,439
Pool #550659 6.500% 9/15/35	143,111	161,917
Pool #538689 6.500% 12/15/35	76,298	86,277
Pool #780651 7.000% 10/15/27	4,755	5,444
Pool #462384 7.000% 11/15/27	3,308	3,780
Pool #482668 7.000% 8/15/28	2,842	3,250
Pool #506804 7.000% 5/15/29	20,161	23,087

	Principal Amount	Value
Pool #506914 7.000% 5/15/29	$64,727	$74,100
Pool #581417 7.000% 7/15/32	6,436	7,401
Pool #591581 7.000% 8/15/32	1,030	1,185
Pool #423836 8.000% 8/15/26	1,871	2,152
Pool #444619 8.000% 3/15/27	12,414	14,298
New Valley Generation IV 4.687% 1/15/22	66,972	71,394

		65,467,783

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $64,256,651)		65,554,167

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds & Notes — 4.9%
U.S. Treasury Bond 4.375% 5/15/40	1,400,000	1,391,469
U.S. Treasury Bond (g) 5.375% 2/15/31	2,600,000	3,021,484
U.S. Treasury Inflation Index 2.125% 2/15/41	1,515,375	1,649,391
U.S. Treasury Note 1.875% 9/30/17	3,360,000	3,231,244
U.S. Treasury Note 2.625% 8/15/20	25,000	23,776
U.S. Treasury Note 3.000% 9/30/16	500,000	522,285

		9,839,649

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,707,363)		9,839,649

TOTAL BONDS & NOTES (Cost $190,527,968)		195,484,495

TOTAL LONG-TERM INVESTMENTS (Cost $190,751,249)		195,653,224

SHORT-TERM INVESTMENTS — 32.5%
Commercial Paper — 32.5%
Bacardi Ltd. 0.340% 5/26/11	5,000,000	4,998,772
BMW US Capital LLC (c) 0.350% 5/23/11	5,700,000	5,698,726
Comcast Corp. (c) 0.380% 5/03/11	5,500,000	5,499,826

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ERAC USA Finance Co. (c) 0.430% 6/06/11	$5,700,000	$5,697,481
National Grid USA (c) 0.500% 6/03/11	5,725,000	5,722,297
Nextera Energy Capital Holdings, Inc. 0.410% 5/16/11	5,700,000	5,698,961
Omnicom Cap, Inc. (c) 0.330% 5/16/11	5,000,000	4,999,267
Pacific Gas & Electric Co. (c) 0.310% 5/11/11	5,000,000	4,999,526
Ryder System, Inc. 0.310% 5/06/11	4,300,000	4,299,778
South Carolina Electric & Gas 0.340% 5/03/11	5,500,000	5,499,844
Southern Power Co. (c) 0.320% 5/23/11	1,750,000	1,749,642
Volkswagen of America (c) 0.390% 5/31/11	1,500,000	1,499,496
Volkswagen of America (c) 0.400% 5/02/11	896,000	895,980
Volkswagen of America (c) 0.400% 5/09/11	2,700,000	2,699,730
Wellpoint, Inc. (c) 0.360% 6/06/11	5,700,000	5,697,891

		65,657,217

TOTAL SHORT-TERM INVESTMENTS (Cost $65,657,217)		65,657,217

TOTAL INVESTMENTS — 129.3% (Cost $256,408,466) (h)		261,310,441

Other Assets/(Liabilities) — (29.3)%		(59,170,813)

NET ASSETS — 100.0%		$202,139,628

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $70,245,120 or 34.75% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2011, these securities amounted to a value of $1,531 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At April 30, 2011, these securities amounted to a value of $814,862 or 0.40% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.8%

COMMON STOCK — 0.8%
Forest Products & Paper — 0.8%
The Newark Group, Inc. (a) (b)	329,969	$1,402,164

TOTAL COMMON STOCK (Cost $2,113,590)		1,402,164

TOTAL EQUITIES (Cost $2,113,590)		1,402,164

	Principal Amount
BONDS & NOTES — 94.2%

CORPORATE DEBT — 94.2%
Advertising — 1.1%
inVentiv Health, Inc. (c) 10.000% 8/15/18	$1,130,000	$1,203,450
MDC Partners, Inc. (c) 11.000% 11/01/16	605,000	671,550

		1,875,000

Aerospace & Defense — 0.9%
DAE Aviation Holdings, Inc. (c) 11.250% 8/01/15	1,475,000	1,559,813

Agriculture — 0.3%
American Rock Salt Co. LLC/American Rock Capital Corp. (c) 8.250% 5/01/18	510,000	515,100

Apparel — 1.1%
Perry Ellis International, Inc. 7.875% 4/01/19	1,775,000	1,850,438

Auto Manufacturers — 1.4%
Ford Motor Co. 7.450% 7/16/31	2,035,000	2,320,626

Auto Parts & Equipment — 0.9%
Affinia Group, Inc. 9.000% 11/30/14	1,510,000	1,553,413

Automotive & Parts — 3.4%
American Axle & Manufacturing, Inc. 7.875% 3/01/17	845,000	868,237
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	812,250
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	1,300,000	1,397,500
Pittsburgh Glass Works LLC (c) 8.500% 4/15/16	1,605,000	1,677,225
Titan International, Inc. (c) 7.875% 10/01/17	850,000	913,750

		5,668,962

	Principal Amount	Value
Banks — 0.4%
Ally Financial, Inc. 6.750% 12/01/14	$670,000	$715,225

Beverages — 0.8%
Cott Beverages, Inc. 8.125% 9/01/18	1,275,000	1,367,438

Building Materials — 1.3%
Calcipar SA (c) 6.875% 5/01/18	230,000	235,750
Interline Brands, Inc. 7.000% 11/15/18	1,220,000	1,256,600
Nortek, Inc. (c) 8.500% 4/15/21	585,000	583,538

		2,075,888

Chemicals — 3.2%
Georgia Gulf Corp. (c) 9.000% 1/15/17	850,000	943,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC (c) 9.000% 11/15/20	740,000	799,200
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. (c) 8.375% 3/01/18	210,000	217,875
Omnova Solutions, Inc. (c) 7.875% 11/01/18	1,540,000	1,578,500
Vertellus Specialties, Inc. (c) 9.375% 10/01/15	1,600,000	1,684,000

		5,223,075

Coal — 1.2%
Consol Energy, Inc. 8.250% 4/01/20	560,000	624,400
International Coal Group, Inc. 9.125% 4/01/18	720,000	815,400
James River Escrow, Inc. (c) 7.875% 4/01/19	500,000	523,750

		1,963,550

Commercial Services — 4.7%
ARAMARK Holdings Corp. (c) 8.625% 5/01/16	380,000	390,450
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8.250% 1/15/19	1,775,000	1,885,937
Hertz Corp. (c) 6.750% 4/15/19	2,000,000	2,040,000
Rent-A-Center, Inc. (c) 6.625% 11/15/20	880,000	881,100
RSC Equipment Rental, Inc./RSC Holdings III LLC (c) 8.250% 2/01/21	1,300,000	1,371,500

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Rentals North America, Inc. 8.375% 9/15/20	$1,030,000	$1,096,950

		7,665,937

Diversified Financial — 7.0%
American General Finance Corp. 6.500% 9/15/17	1,170,000	1,070,550
Cemex Finance LLC (c) 9.500% 12/14/16	1,040,000	1,107,600
CIT Group, Inc. 7.000% 5/01/15	3,024,565	3,066,153
Community Choice Financial, Inc. (c) 10.750% 5/01/19	815,000	834,356
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,200,000	1,321,381
International Lease Finance Corp. (c) 8.625% 9/15/15	700,000	770,000
Oppenheimer Holdings, Inc. (c) 8.750% 4/15/18	620,000	647,900
Pinafore LLC/Pinafore, Inc. (c) 9.000% 10/01/18	1,675,000	1,829,938
Springleaf Finance Corp. 5.375% 10/01/12	900,000	900,000

		11,547,878

Electric — 5.0%
Calpine Corp. (c) 7.500% 2/15/21	1,660,000	1,755,450
Energy Future Holdings Corp. 10.000% 1/15/20	2,315,000	2,477,235
Intergen NV (c) 9.000% 6/30/17	1,330,000	1,443,050
NRG Energy, Inc. 7.375% 2/01/16	560,000	581,000
NRG Energy, Inc. 8.250% 9/01/20	630,000	663,075
NRG Energy, Inc. 8.500% 6/15/19	850,000	905,250
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (c) 11.500% 10/01/20	385,000	395,588

		8,220,648

Energy – Alternate Sources — 0.5%
Headwaters, Inc. (c) 7.625% 4/01/19	775,000	788,563

Engineering & Construction — 0.4%
Tutor Perini Corp. (c) 7.625% 11/01/18	650,000	663,000

Entertainment — 1.4%
Regal Entertainment Group 9.125% 8/15/18	1,580,000	1,694,550
Vail Resorts, Inc. (c) 6.500% 5/01/19	525,000	535,500

		2,230,050

	Principal Amount	Value
Foods — 0.3%
Michael Foods, Inc. (c) 9.750% 7/15/18	$425,000	$466,438

Forest Products & Paper — 1.1%
NewPage Corp. 11.375% 12/31/14	1,500,000	1,492,500
Verso Paper Holdings LLC (c) 8.750% 2/01/19	290,000	299,425

		1,791,925

Health Care – Products — 1.3%
Alere, Inc. 9.000% 5/15/16	2,045,000	2,193,262

Health Care – Services — 3.7%
Apria Healthcare Group, Inc. 11.250% 11/01/14	675,000	727,312
Apria Healthcare Group, Inc. 12.375% 11/01/14	1,000,000	1,086,250
HCA Holdings, Inc. (c) 7.750% 5/15/21	600,000	627,000
HEALTHSOUTH Corp. 7.250% 10/01/18	600,000	633,000
HEALTHSOUTH Corp. 7.750% 9/15/22	1,180,000	1,252,275
IASIS Healthcare LLC/IASIS Capital Corp. (c) 8.375% 5/15/19	1,680,000	1,705,200

		6,031,037

Holding Company – Diversified — 1.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 8.500% 5/15/18	925,000	952,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (c) 9.000% 4/15/19	375,000	395,156
Susser Holdings LLC/Susser Finance Corp. 8.500% 5/15/16	900,000	974,250

		2,322,156

Household Products — 1.2%
Diversey, Inc. 8.250% 11/15/19	530,000	572,400
Spectrum Brands Holdings, Inc. (c) 9.500% 6/15/18	1,325,000	1,480,688

		2,053,088

Housewares — 0.4%
Libbey Glass, Inc. 10.000% 2/15/15	562,000	613,985

Iron & Steel — 0.8%
Tube City IMS Corp. 9.750% 2/01/15	1,285,000	1,338,006

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 1.4%
Easton-Bell Sports, Inc. 9.750% 12/01/16	$970,000	$1,086,400
Travelport LLC 9.875% 9/01/14	1,242,000	1,173,690

		2,260,090

Lodging — 0.7%
Boyd Gaming Corp. 6.750% 4/15/14	265,000	265,000
Boyd Gaming Corp. 7.125% 2/01/16	900,000	846,000

		1,111,000

Machinery – Diversified — 0.6%
The Manitowoc Co., Inc. 8.500% 11/01/20	950,000	1,040,250

Manufacturing — 2.3%
Griffon Corp. (c) 7.125% 4/01/18	875,000	906,719
Polypore International, Inc. (c) 7.500% 11/15/17	1,600,000	1,695,000
Trimas Corp. 9.750% 12/15/17	1,100,000	1,210,000

		3,811,719

Media — 7.4%
CCO Holdings LLC/CCO Holdings Capital Corp. 7.250% 10/30/17	800,000	852,000
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c) 8.625% 11/15/17	1,600,000	1,716,000
Clear Channel Worldwide Holdings, Inc. 9.250% 12/15/17	1,045,000	1,162,562
Gannett Co., Inc. 9.375% 11/15/17	2,125,000	2,390,625
LIN Television Corp. 8.375% 4/15/18	1,486,000	1,623,455
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	1,405,000	1,524,425
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	1,600,000	1,748,000
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	1,010,000	1,128,675

		12,145,742

Metal Fabricate & Hardware — 1.4%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	830,000	891,212
Mueller Water Products, Inc. 8.750% 9/01/20	1,220,000	1,357,250

		2,248,462

	Principal Amount	Value
Mining — 0.8%
FMG Resources PTY Ltd. (c) 7.000% 11/01/15	$1,175,000	$1,239,625

Oil & Gas — 11.4%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. (c) 9.625% 10/15/18	1,510,000	1,547,750
Calumet Specialty Products Partners LP/Calumet Finance Corp. (c) 9.375% 5/01/19	1,230,000	1,285,350
Chaparral Energy, Inc. (c) 8.250% 9/01/21	2,025,000	2,141,437
Coffeyville Resources LLC/Coffeyville Finance, Inc. (c) 10.875% 4/01/17	1,100,000	1,254,000
Goodrich Petroleum Corp. (c) 8.875% 3/15/19	1,810,000	1,828,100
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 7.625% 4/15/21	790,000	829,500
Laredo Petroleum, Inc. (c) 9.500% 2/15/19	680,000	722,500
MEG Energy Corp. (c) 6.500% 3/15/21	725,000	744,031
Northern Tier Energy LLC/Northern Tier Finance Corp. (c) 10.500% 12/01/17	1,520,000	1,717,600
Precision Drilling Corp. (c) 6.625% 11/15/20	395,000	408,825
QEP Resources, Inc. 6.875% 3/01/21	850,000	915,875
Quicksilver Resources, Inc. 7.125% 4/01/16	1,575,000	1,571,063
SandRidge Energy, Inc. 8.750% 1/15/20	1,200,000	1,320,000
SM Energy Co. (c) 6.625% 2/15/19	500,000	516,250
Venoco, Inc. (c) 8.875% 2/15/19	1,905,000	1,912,144

		18,714,425

Oil & Gas Services — 0.3%
Basic Energy Services, Inc. (c) 7.750% 2/15/19	500,000	525,000

Packaging & Containers — 2.3%
Packaging Dynamics Corp. (c) 8.750% 2/01/16	1,630,000	1,689,087
Pregis Corp. 12.375% 10/15/13	1,405,000	1,387,438
Solo Cup Co. 8.500% 2/15/14	750,000	658,125

		3,734,650

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 4.2%
Mylan, Inc. (c) 6.000% 11/15/18	$1,230,000	$1,259,212
Omnicare, Inc. 7.750% 6/01/20	1,500,000	1,612,500
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	375,000	373,125
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	600,000	599,250
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	800,000	786,000
Warner Chilcott Co. LLC (c) 7.750% 9/15/18	2,225,000	2,344,594

		6,974,681

Pipelines — 1.3%
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.875% 2/15/18	1,200,000	1,311,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (c) 6.875% 2/01/21	800,000	796,000

		2,107,000

Retail — 2.0%
Claire’s Stores, Inc. (c) 8.875% 3/15/19	700,000	680,750
Dunkin Finance Corp. (c) 9.625% 12/01/18	1,000,000	1,020,000
Inergy LP/Inergy Finance Corp. (c) 7.000% 10/01/18	900,000	949,500
OSI Restaurant Partners, Inc. 10.000% 6/15/15	670,000	705,175

		3,355,425

Savings & Loans — 0.8%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. 9.750% 4/01/17	1,805,000	1,358,263

Semiconductors — 0.6%
Freescale Semiconductor, Inc. (c) 9.250% 4/15/18	900,000	999,000

Software — 3.7%
EVERTEC, Inc. (c) 11.000% 10/01/18	1,375,000	1,481,562
Fidelity National Information Services, Inc. 7.625% 7/15/17	500,000	547,500
Fidelity National Information Services, Inc. 7.875% 7/15/20	670,000	740,350
First Data Corp. (c) 7.375% 6/15/19	1,915,000	1,950,906

	Principal Amount	Value
First Data Corp. 9.875% 9/24/15	$194,000	$200,548
First Data Corp. 11.250% 3/31/16	260,000	262,600
First Data Corp. (c) 12.625% 1/15/21	865,000	948,256

		6,131,722

Telecommunications — 4.0%
CPI International Acquisition, Inc. (c) 8.000% 2/15/18	300,000	301,500
Intelsat Jackson Holdings SA (c) 7.250% 4/01/19	1,100,000	1,118,563
MetroPCS Wireless, Inc. 7.875% 9/01/18	1,400,000	1,508,500
Sprint Capital Corp. 6.900% 5/01/19	2,245,000	2,357,250
Viasat, Inc. 8.875% 9/15/16	1,265,000	1,361,456

		6,647,269

Transportation — 3.8%
CHC Helicopter SA (c) 9.250% 10/15/20	1,255,000	1,229,900
Quality Distribution LLC/QD Capital Corp. (c) 9.875% 11/01/18	1,985,000	2,064,400
RailAmerica, Inc. 9.250% 7/01/17	1,200,000	1,335,000
Swift Services Holdings, Inc. (c) 10.000% 11/15/18	1,450,000	1,591,374

		6,220,674

TOTAL CORPORATE DEBT (Cost $148,016,880)		155,239,498

TOTAL BONDS & NOTES (Cost $148,016,880)		155,239,498

TOTAL LONG-TERM INVESTMENTS (Cost $150,130,470)		156,641,662

SHORT-TERM INVESTMENTS — 4.9%
Commercial Paper — 4.9%
Apache Corp. (c) 0.320% 5/04/11	2,775,000	2,774,901
Avery Dennison Corp. (c) 0.280% 5/02/11	1,225,000	1,224,981
ERAC USA Finance Co. (c) 0.330% 5/02/11	725,000	724,987
ERAC USA Finance Co. (c) 0.340% 5/09/11	1,575,000	1,574,866

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co. (c) 0.300% 5/03/11	$1,800,000	$1,799,955

		8,099,690

TOTAL SHORT-TERM INVESTMENTS (Cost $8,099,690)		8,099,690

TOTAL INVESTMENTS — 99.9% (Cost $158,230,160) (d)		164,741,352

Other Assets/(Liabilities) — 0.1%		124,548

NET ASSETS — 100.0%		$164,865,900

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $87,780,040 or 53.24% of net assets.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 94.6%

CORPORATE DEBT — 21.3%
Banks — 14.5%
Barclays Bank PLC GBP (a) 2.875% 12/23/11	300,000	$506,954
Eksportfinans A/S EUR (a) 4.750% 6/11/13	525,000	809,470
Eksportfinans ASA EUR (a) 4.750% 6/11/13	200,000	308,370
KFW JPY (a) 2.050% 2/16/26	92,000,000	1,185,538
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	80,000,000	1,019,583
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	200,000	346,505
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	550,000	843,217

		5,019,637

Multi-National — 6.3%
European Investment Bank JPY (a) 1.400% 6/20/17	50,000,000	638,699
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	255,000	490,377
Nordic Investment Bank JPY (a) 1.700% 4/27/17	80,000,000	1,041,397

		2,170,473

Oil & Gas — 0.5%
BG Energy Capital PLC GBP (a) 5.125% 12/07/17	100,000	178,390

TOTAL CORPORATE DEBT (Cost $6,572,557)		7,368,500

SOVEREIGN DEBT OBLIGATIONS — 73.3%
Agence Francaise de Developpement JPY (a) 1.800% 6/19/15	20,000,000	258,621
Belgium Government EUR (a) 4.000% 3/28/13	500,000	762,644
Bundesrepublik Deutschland EUR (a) 3.500% 1/04/16	570,000	879,968
Canadian Government Bond CAD (a) 2.000% 9/01/12	700,000	744,612
Canadian Government Bond CAD (a) 2.000% 12/01/14	850,000	890,957
Canadian Government Bond CAD (a) 2.500% 6/01/15	600,000	637,428
Finland Government Bond EUR (a) 3.125% 9/15/14	1,175,000	1,782,886

	Principal Amount	Value
French Republic EUR (a) 5.750% 10/25/32	500,000	$921,572
Government of France OAT EUR (a) 3.750% 4/25/21	550,000	825,565
Italy Buoni Poliennali Del Tesoro EUR (a) 3.000% 4/15/15	700,000	1,011,393
Italy Buoni Poliennali Del Tesoro EUR (a) 4.500% 2/01/18	925,000	1,389,724
Japan Government JPY (a) 1.400% 6/20/19	50,000,000	638,092
Japan Government JPY (a) 1.700% 12/20/16	30,000,000	392,951
Japan Government JPY (a) 1.700% 6/20/33	14,000,000	161,612
Japan Government JPY (a) 2.300% 3/19/26	100,000,000	1,314,954
Kingdom of the Netherlands EUR (a) 3.750% 1/15/23	570,000	856,903
Kingdom of the Netherlands EUR (a) 4.250% 7/15/13	350,000	543,856
Mexican Bonos MXN (a) 6.000% 6/18/15	6,000,000	513,333
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	600,000	661,099
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	715,000	779,785
Norway Treasury Bill NOK (a) 0.000% 9/21/11	3,600,000	679,640
Poland Government Bond PLN (a) 5.000% 10/24/13	800,000	300,113
Poland Government Bond PLN (a) 5.250% 10/25/17	1,700,000	619,101
Poland Government Bond PLN (a) 5.750% 9/23/22	750,000	271,831
Province of Ontario Canada CAD (a) 3.150% 9/08/15	200,000	214,598
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	200,000	223,203
Republic of Austria EUR (Acquired 11/16/10-12/17/10, Cost $686,101) (a) (b) (c) 3.500% 9/15/21	500,000	731,340
Republic of Austria EUR (a) 4.650% 1/15/18	770,000	1,232,021
Republic of Germany EUR (a) 4.750% 7/04/28	440,000	734,388
South Africa Government Bond ZAR (a) 8.000% 12/21/18	6,500,000	972,376

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sweden Government Bond SEK (a) 3.000% 7/12/16	7,775,000	$1,282,998
United Kingdom Gilt GBP (a) 4.500% 9/07/34	275,000	479,309
United Kingdom Treasury GBP (a) 4.750% 3/07/20	350,000	645,072
United Mexican States MXN (a) 8.000% 12/19/13	11,220,000	1,026,609

		25,380,554

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $23,020,621)		25,380,554

TOTAL BONDS & NOTES (Cost $29,593,178)		32,749,054

TOTAL LONG-TERM INVESTMENTS (Cost $29,593,178)		32,749,054

SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 04/29/11, 0.010%, due 5/02/11 (d)	$587,376	587,376

TOTAL SHORT-TERM INVESTMENTS (Cost $587,376)		587,376

TOTAL INVESTMENTS — 96.3% (Cost $30,180,554) (e)		33,336,430

Other Assets/(Liabilities) — 3.7%		1,285,511

NET ASSETS — 100.0%		$34,621,941

Notes to Portfolio of Investments

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $731,340 or 2.11% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At April 30, 2011, these securities amounted to a value of $731,340 or 2.11% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Maturity value of $587,377. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $602,813.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES— 53.7%

COMMON STOCK— 53.7%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	9,033	$106,138
Omnicom Group, Inc.	1,598	78,605

		184,743

Aerospace & Defense — 1.1%
The Boeing Co.	996	79,461
General Dynamics Corp.	2,748	200,109
Goodrich Corp.	673	59,473
L-3 Communications Holdings, Inc.	1,344	107,775
Lockheed Martin Corp.	2,561	202,959
Northrop Grumman Corp.	2,723	173,210
Raytheon Co.	3,496	169,731
Rockwell Collins, Inc.	557	35,147
United Technologies Corp.	5,672	508,098

		1,535,963

Agriculture — 1.2%
Altria Group, Inc.	11,741	315,128
Archer-Daniels-Midland Co.	3,826	141,639
Lorillard, Inc.	1,533	163,265
Philip Morris International, Inc.	13,996	971,882
Reynolds American, Inc.	1,944	72,142

		1,664,056

Airlines — 0.1%
Southwest Airlines Co.	9,766	114,751

Apparel — 0.3%
Nike, Inc. Class B	2,921	240,457
VF Corp.	1,060	106,593

		347,050

Auto Manufacturers — 0.4%
Ford Motor Co. (a)	27,762	429,478
Paccar, Inc.	1,434	76,160

		505,638

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	1,861	33,777
Johnson Controls, Inc.	805	33,005

		66,782

Banks — 2.5%
Banco Santander Chile Sponsored ADR (Chile)	4,100	375,519
Bank of America Corp.	42,342	519,960
Bank of New York Mellon Corp.	7,195	208,367
BB&T Corp.	2,312	62,239
Capital One Financial Corp.	3,775	206,606
Comerica, Inc.	524	19,875
Fifth Third Bancorp	4,621	61,321

	Number of Shares	Value
First Horizon National Corp.	680	$7,446
Huntington Bancshares, Inc.	6,810	46,240
KeyCorp	11,672	101,196
M&T Bank Corp.	761	67,249
Marshall & Ilsley Corp.	3,110	25,409
Northern Trust Corp.	361	18,046
PNC Financial Services Group, Inc.	3,045	189,825
Regions Financial Corp.	1,543	11,326
State Street Corp.	2,585	120,332
SunTrust Banks, Inc.	2,473	69,714
U.S. Bancorp	11,029	284,769
Wells Fargo & Co.	33,664	979,959
Zions Bancorp	249	6,088

		3,381,486

Beverages — 1.1%
Brown-Forman Corp. Class B	341	24,504
The Coca-Cola Co.	11,512	776,599
Coca-Cola Enterprises, Inc.	3,885	110,373
Constellation Brands, Inc. Class A (a)	2,922	65,424
Dr. Pepper Snapple Group, Inc.	3,410	133,672
Molson Coors Brewing Co. Class B	1,336	65,130
PepsiCo, Inc.	5,292	364,566

		1,540,268

Biotechnology — 0.5%
Amgen, Inc. (a)	7,405	420,974
Biogen Idec, Inc. (a)	1,794	174,646
Celgene Corp. (a)	99	5,829
Life Technologies Corp. (a)	1,171	64,639

		666,088

Building Materials — 0.0%
Masco Corp.	1,994	26,759

Chemicals — 1.0%
Air Products & Chemicals, Inc.	1,010	96,475
Airgas, Inc.	93	6,459
CF Industries Holdings, Inc.	785	111,117
The Dow Chemical Co.	9,193	376,821
E.I. du Pont de Nemours & Co.	5,071	287,982
Eastman Chemical Co.	347	37,216
Ecolab, Inc.	724	38,198
FMC Corp.	300	26,484
International Flavors & Fragrances, Inc.	173	10,989
Monsanto Co.	2,899	197,248
PPG Industries, Inc.	1,004	95,049
Praxair, Inc.	24	2,554
The Sherwin-Williams Co.	147	12,097
Sigma-Aldrich Corp.	349	24,632

		1,323,321

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.1%
CONSOL Energy, Inc.	257	$13,901
Massey Energy Co.	61	4,163
Peabody Energy Corp.	759	50,716

		68,780

Commercial Services — 0.8%
Apollo Group, Inc. Class A (a)	3,660	146,510
Automatic Data Processing, Inc.	2,721	147,886
DeVry, Inc.	373	19,732
Donnelley (R.R.) & Sons Co.	834	15,729
Equifax, Inc.	436	16,363
H&R Block, Inc.	3,442	59,512
Iron Mountain, Inc.	99	3,153
MasterCard, Inc. Class A	409	112,839
McKesson Corp.	1,441	119,618
Monster Worldwide, Inc. (a)	1,300	21,333
Moody’s Corp.	935	36,596
Paychex, Inc.	2,113	69,116
Quanta Services, Inc. (a)	424	9,192
Robert Half International, Inc.	335	10,161
SAIC, Inc. (a)	2,286	39,776
Total System Services, Inc.	1,021	19,246
Visa, Inc. Class A	1,960	153,115
Western Union Co.	5,907	125,524

		1,125,401

Computers — 4.0%
Apple, Inc. (a)	5,649	1,967,151
Cognizant Technology Solutions Corp. Class A (a)	59	4,891
Computer Sciences Corp.	3,075	156,764
Dell, Inc. (a)	14,294	221,700
EMC Corp. (a)	12,153	344,416
Hewlett-Packard Co.	15,063	608,093
International Business Machines Corp.	8,710	1,485,752
Lexmark International, Inc. Class A (a)	3,104	100,104
NetApp, Inc. (a)	2,509	130,418
SanDisk Corp. (a)	2,750	135,135
Teradata Corp. (a)	1,098	61,400
Western Digital Corp. (a)	3,131	124,614

		5,340,438

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	1,209	35,520
Colgate-Palmolive Co.	943	79,542
The Estee Lauder Cos., Inc. Class A	298	28,906
The Procter & Gamble Co.	12,333	800,412

		944,380

Distribution & Wholesale — 0.1%
Fastenal Co.	185	12,412
Genuine Parts Co.	1,336	71,743
W.W. Grainger, Inc.	274	41,538

		125,693

	Number of Shares	Value
Diversified Financial — 3.0%
American Express Co.	5,888	$288,983
Ameriprise Financial, Inc.	2,395	148,634
BlackRock, Inc.	500	97,970
The Charles Schwab Corp.	2,522	46,178
Citigroup, Inc. (a)	164,745	756,180
CME Group, Inc.	361	106,773
Discover Financial Services	4,595	114,140
E*TRADE Financial Corp. (a)	393	6,382
Federated Investors, Inc. Class B	661	17,041
Franklin Resources, Inc.	836	107,944
The Goldman Sachs Group, Inc.	2,898	437,627
IntercontinentalExchange, Inc. (a)	274	32,976
Invesco Ltd.	2,723	67,721
Janus Capital Group, Inc.	2,500	30,425
JP Morgan Chase & Co.	26,465	1,207,598
Legg Mason, Inc.	947	35,181
Morgan Stanley	8,696	227,400
The NASDAQ OMX Group, Inc. (a)	4,822	130,676
NYSE Euronext	1,136	45,497
SLM Corp. (a)	4,718	78,272
T. Rowe Price Group, Inc.	1,386	89,050

		4,072,648

Electric — 1.5%
The AES Corp. (a)	5,377	71,192
Ameren Corp.	1,072	31,420
American Electric Power Co., Inc.	2,596	94,702
CenterPoint Energy, Inc.	635	11,811
CMS Energy Corp.	1,810	35,838
Consolidated Edison, Inc.	1,309	68,225
Constellation Energy Group, Inc.	796	28,990
Dominion Resources, Inc.	3,062	142,138
DTE Energy Co.	612	30,924
Duke Energy Corp.	8,070	150,506
Edison International	2,334	91,656
Entergy Corp.	1,111	77,459
Exelon Corp.	4,283	180,528
FirstEnergy Corp.	3,366	134,505
Integrys Energy Group, Inc.	661	34,610
NextEra Energy, Inc.	1,336	75,578
Northeast Utilities	1,822	64,863
NRG Energy, Inc. (a)	1,320	31,944
Pepco Holdings, Inc.	1,398	26,940
PG&E Corp.	2,423	111,652
Pinnacle West Capital Corp.	650	28,204
PPL Corp.	2,484	68,136
Progress Energy, Inc.	1,140	54,093
Public Service Enterprise Group, Inc.	1,809	58,196
SCANA Corp.	272	11,293
The Southern Co.	4,334	169,199
TECO Energy, Inc.	1,398	26,939
Wisconsin Energy Corp.	996	31,085
Xcel Energy, Inc.	2,145	52,188

		1,994,814

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.2%
Emerson Electric Co.	3,043	$184,893
Molex, Inc.	1,409	38,043

		222,936

Electronics — 0.2%
Agilent Technologies, Inc. (a)	1,473	73,517
Amphenol Corp. Class A	336	18,786
FLIR Systems, Inc.	235	8,277
Jabil Circuit, Inc.	1,002	19,880
PerkinElmer, Inc.	2,224	62,872
Waters Corp. (a)	460	45,080

		228,412

Energy – Alternate Sources — 0.0%
First Solar, Inc. (a)	100	13,957

Engineering & Construction — 0.1%
Fluor Corp.	1,347	94,209
Jacobs Engineering Group, Inc. (a)	824	40,879

		135,088

Entertainment — 0.0%
International Game Technology	1,010	17,867

Environmental Controls — 0.2%
Republic Services, Inc.	2,287	72,315
Stericycle, Inc. (a)	287	26,197
Waste Management, Inc.	4,145	163,562

		262,074

Foods — 0.7%
Campbell Soup Co.	465	15,619
ConAgra Foods, Inc.	2,584	63,179
Dean Foods Co. (a)	5,010	56,062
General Mills, Inc.	1,194	46,065
H.J. Heinz Co.	1,935	99,130
The Hershey Co.	1,019	58,806
Hormel Foods Corp.	894	26,293
The J.M. Smucker Co.	834	62,608
Kellogg Co.	235	13,458
Kraft Foods, Inc. Class A	1,421	47,717
The Kroger Co.	4,334	105,360
McCormick & Co., Inc.	673	33,058
Safeway, Inc.	2,621	63,716
Sara Lee Corp.	4,883	93,754
SUPERVALU, Inc.	7,034	79,203
Sysco Corp.	666	19,254
Tyson Foods, Inc. Class A	2,220	44,178
Whole Foods Market, Inc.	836	52,467

		979,927

Forest Products & Paper — 0.2%
International Paper Co.	2,507	77,416
MeadWestvaco Corp.	3,207	108,044
Plum Creek Timber Co., Inc.	573	24,690
Weyerhaeuser Co.	2,477	56,996

		267,146

	Number of Shares	Value
Gas — 0.1%
Nicor, Inc.	377	$20,897
NiSource, Inc.	1,372	26,686
Sempra Energy	1,202	66,230

		113,813

Hand & Machine Tools — 0.0%
Snap-on, Inc.	385	23,782
Stanley Black & Decker, Inc.	342	24,846

		48,628

Health Care – Products — 1.5%
Baxter International, Inc.	3,522	200,402
Becton, Dickinson & Co.	1,402	120,488
Boston Scientific Corp. (a)	121	906
C.R. Bard, Inc.	474	50,599
CareFusion Corp. (a)	1,348	39,591
Covidien PLC	2,300	128,087
Intuitive Surgical, Inc. (a)	4	1,399
Johnson & Johnson	16,799	1,104,030
Medtronic, Inc.	3,069	128,131
St. Jude Medical, Inc.	98	5,237
Stryker Corp.	2,159	127,381
Varian Medical Systems, Inc. (a)	574	40,295
Zimmer Holdings, Inc. (a)	1,024	66,816

		2,013,362

Health Care – Services — 0.8%
Aetna, Inc.	3,094	128,030
CIGNA Corp.	1,959	91,740
Coventry Health Care, Inc. (a)	1,576	50,857
DaVita, Inc. (a)	173	15,239
Humana, Inc. (a)	1,355	103,143
Laboratory Corporation of America Holdings (a)	561	54,120
Quest Diagnostics, Inc.	935	52,715
Tenet Healthcare Corp. (a)	517	3,583
Thermo Fisher Scientific, Inc. (a)	1,898	113,861
UnitedHealth Group, Inc.	7,181	353,521
WellPoint, Inc.	2,158	165,713

		1,132,522

Holding Company – Diversified — 0.0%
Leucadia National Corp.	936	36,186

Home Builders — 0.1%
D.R. Horton, Inc.	3,259	40,542
Lennar Corp. Class A	310	5,887
Pulte Group, Inc. (a)	3,474	28,243

		74,672

Home Furnishing — 0.1%
Harman International Industries, Inc.	474	23,003
Whirlpool Corp.	954	82,216

		105,219

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products — 0.2%
Avery Dennison Corp.	782	$32,641
The Clorox Co.	147	10,240
Fortune Brands, Inc.	573	37,291
Kimberly-Clark Corp.	1,760	116,265

		196,437

Housewares — 0.0%
Newell Rubbermaid, Inc.	1,583	30,172

Insurance — 2.4%
ACE Ltd.	2,100	141,225
Aflac, Inc.	2,745	154,242
The Allstate Corp.	2,286	77,358
American International Group, Inc. (a)	1,211	37,723
Aon Corp.	1,536	80,133
Assurant, Inc.	3,310	131,407
Berkshire Hathaway, Inc. Class B (a)	8,733	727,459
The Chubb Corp.	2,064	134,552
Cincinnati Financial Corp.	1,524	48,280
Genworth Financial, Inc. Class A (a)	1,855	22,613
The Hartford Financial Services Group, Inc.	4,290	124,281
Lincoln National Corp.	3,658	114,239
Loews Corp.	2,134	94,451
Marsh & McLennan Cos., Inc.	3,330	100,832
MetLife, Inc.	6,929	324,208
Principal Financial Group, Inc.	3,135	105,806
The Progressive Corp.	4,134	90,700
Prudential Financial, Inc.	4,035	255,900
Torchmark Corp.	1,147	76,757
The Travelers Cos., Inc.	3,963	250,779
Unum Group	2,535	67,127
XL Group PLC	1,797	43,883

		3,203,955

Internet — 1.2%
Akamai Technologies, Inc. (a)	310	10,676
Amazon.com, Inc. (a)	544	106,896
eBay, Inc. (a)	5,865	201,756
Expedia, Inc.	1,147	28,709
F5 Networks, Inc. (a)	500	50,680
Google, Inc. Class A (a)	1,629	886,339
Netflix, Inc. (a)	113	26,292
Priceline.com, Inc. (a)	232	126,906
Symantec Corp. (a)	6,679	131,242
VeriSign, Inc.	789	29,162
Yahoo!, Inc. (a)	2,134	37,879

		1,636,537

Iron & Steel — 0.2%
AK Steel Holding Corp.	677	11,001
Allegheny Technologies, Inc.	119	8,568
Cliffs Natural Resources, Inc.	1,360	127,459

	Number of Shares	Value
Nucor Corp.	1,261	$59,217
United States Steel Corp.	567	27,052

		233,297

Leisure Time — 0.1%
Carnival Corp.	2,073	78,919
Harley-Davidson, Inc.	1,408	52,462

		131,381

Lodging — 0.2%
Marriott International, Inc. Class A	1,613	56,939
Starwood Hotels & Resorts Worldwide, Inc.	760	45,273
Wyndham Worldwide Corp.	1,022	35,371
Wynn Resorts Ltd.	499	73,428

		211,011

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	2,890	333,535
Ingersoll-Rand PLC	1,100	55,550
Joy Global, Inc.	700	70,665

		459,750

Machinery – Diversified — 0.4%
Cummins, Inc.	873	104,917
Deere & Co.	1,681	163,898
Eaton Corp.	2,208	118,194
Flowserve Corp.	187	23,678
Rockwell Automation, Inc.	536	46,702
Roper Industries, Inc.	674	58,294

		515,683

Manufacturing — 2.5%
3M Co.	4,025	391,270
Danaher Corp.	2,472	136,553
Dover Corp.	1,303	88,656
General Electric Co.	84,186	1,721,604
Honeywell International, Inc.	4,375	267,881
Illinois Tool Works, Inc.	2,660	155,371
ITT Corp.	901	52,069
Leggett & Platt, Inc.	695	18,272
Pall Corp.	661	38,629
Parker Hannifin Corp.	1,360	128,275
Textron, Inc.	4,285	111,838
Tyco International Ltd.	4,100	199,834

		3,310,252

Media — 2.0%
Cablevision Systems Corp. Class A	1,900	66,937
CBS Corp. Class B	4,270	107,689
Comcast Corp. Class A	17,681	463,950
DIRECTV Class A (a)	4,486	217,975
Discovery Communications, Inc. Series A (a)	1,300	57,538
Gannett Co., Inc.	5,507	82,936

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The McGraw-Hill Cos., Inc.	1,709	$69,163
News Corp. Class A	13,021	232,034
Scripps Networks Interactive Class A	724	37,228
Time Warner Cable, Inc.	2,568	200,638
Time Warner, Inc.	7,088	268,352
Viacom, Inc. Class B	3,690	188,780
The Walt Disney Co.	10,682	460,394
The Washington Post Co. Class B	379	165,206

		2,618,820

Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.	399	61,653

Mining — 0.5%
Alcoa, Inc.	6,546	111,282
Freeport-McMoRan Copper & Gold, Inc.	6,648	365,839
Newmont Mining Corp.	2,784	163,170
Titanium Metals Corp. (a)	473	9,474
Vulcan Materials Co.	198	8,950

		658,715

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	2,999	73,655
Xerox Corp.	8,173	82,466

		156,121

Oil & Gas — 5.6%
Anadarko Petroleum Corp.	1,917	151,328
Apache Corp.	1,198	159,777
Cabot Oil & Gas Corp.	198	11,143
Chesapeake Energy Corp.	3,798	127,879
Chevron Corp.	15,000	1,641,600
ConocoPhillips	12,510	987,414
Denbury Resources, Inc. (a)	1,285	29,003
Devon Energy Corp.	2,517	229,047
Diamond Offshore Drilling, Inc.	585	44,384
EOG Resources, Inc.	91	10,275
EQT Corp.	269	14,152
Exxon Mobil Corp.	30,929	2,721,752
Helmerich & Payne, Inc.	540	35,824
Hess Corp.	1,747	150,172
Marathon Oil Corp.	5,885	318,025
Murphy Oil Corp.	1,422	110,177
Nabors Industries Ltd. (a)	2,899	88,825
Newfield Exploration Co. (a)	900	63,720
Noble Corp.	1,900	81,719
Noble Energy, Inc.	723	69,603
Occidental Petroleum Corp.	1,330	152,006
Pioneer Natural Resources Co.	143	14,619
QEP Resources, Inc.	98	4,188
Range Resources Corp.	99	5,589
Rowan Companies, Inc. (a)	1,309	54,585
Southwestern Energy Co. (a)	200	8,772
Sunoco, Inc.	1,485	63,350

	Number of Shares	Value
Tesoro Corp. (a)	3,586	$97,252
Valero Energy Corp.	4,310	121,973

		7,568,153

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	1,874	145,066
Cameron International Corp. (a)	737	38,855
FMC Technologies, Inc. (a)	272	12,643
Halliburton Co.	2,471	124,736
National Oilwell Varco, Inc.	4,709	361,133
Schlumberger Ltd.	4,295	385,476

		1,067,909

Packaging & Containers — 0.2%
Ball Corp.	1,220	45,518
Bemis Co., Inc.	877	27,485
Owens-IIlinois, Inc. (a)	622	18,455
Sealed Air Corp.	4,147	106,868

		198,326

Pharmaceuticals — 2.8%
Abbott Laboratories	7,704	400,916
Allergan, Inc.	261	20,765
AmerisourceBergen Corp.	1,660	67,462
Bristol-Myers Squibb Co.	11,212	315,057
Cardinal Health, Inc.	2,455	107,259
Cephalon, Inc. (a)	1,273	97,766
DENTSPLY International, Inc.	261	9,798
Eli Lilly & Co.	8,507	314,844
Express Scripts, Inc. (a)	2,238	126,984
Forest Laboratories, Inc. (a)	4,834	160,296
Gilead Sciences, Inc. (a)	2,826	109,762
Hospira, Inc. (a)	24	1,362
Mead Johnson Nutrition Co.	224	14,981
Medco Health Solutions, Inc. (a)	1,533	90,953
Merck & Co., Inc.	19,929	716,448
Mylan, Inc. (a)	2,359	58,786
Patterson Cos., Inc.	61	2,117
Pfizer, Inc.	54,857	1,149,803
Watson Pharmaceuticals, Inc. (a)	961	59,601

		3,824,960

Pipelines — 0.2%
El Paso Corp.	5,325	103,358
ONEOK, Inc.	500	34,970
Spectra Energy Corp.	3,071	89,182
The Williams Cos., Inc.	2,733	90,654

		318,164

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	1,298	34,670

Real Estate Investment Trusts (REITS) — 0.6%
Apartment Investment & Management Co. Class A	564	15,205

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AvalonBay Communities, Inc.	404	$51,150
Boston Properties, Inc.	447	46,725
Equity Residential	1,601	95,612
HCP, Inc.	1,776	70,365
Health Care REIT, Inc.	274	14,733
Host Hotels & Resorts, Inc.	3,330	59,241
Kimco Realty Corp.	2,710	52,953
ProLogis	2,209	35,985
Public Storage	747	87,631
Simon Property Group, Inc.	1,594	182,577
Ventas, Inc.	636	35,571
Vornado Realty Trust	765	73,960

		821,708

Retail — 3.3%
Abercrombie & Fitch Co. Class A	427	30,232
AutoNation, Inc. (a)	520	17,633
AutoZone, Inc. (a)	363	102,504
Bed Bath & Beyond, Inc. (a)	1,673	93,889
Best Buy Co., Inc.	3,608	112,642
Big Lots, Inc. (a)	970	39,877
CarMax, Inc. (a)	1,000	34,700
Coach, Inc.	2,058	123,089
Costco Wholesale Corp.	2,598	210,230
CVS Caremark Corp.	6,513	236,031
Darden Restaurants, Inc.	873	41,005
Family Dollar Stores, Inc.	647	35,074
GameStop Corp. Class A (a)	3,161	81,175
The Gap, Inc.	2,505	58,216
The Home Depot, Inc.	9,010	334,631
J.C. Penney Co., Inc.	1,596	61,366
Kohl’s Corp.	1,561	82,280
Limited Brands, Inc.	2,860	117,718
Lowe’s Cos., Inc.	10,029	263,261
Macy’s, Inc.	3,940	94,205
McDonald’s Corp.	2,595	203,214
Nordstrom, Inc.	811	38,563
O’Reilly Automotive, Inc. (a)	674	39,806
Polo Ralph Lauren Corp.	540	70,616
RadioShack Corp.	1,619	25,596
Ross Stores, Inc.	798	58,805
Sears Holdings Corp. (a)	111	9,543
Staples, Inc.	4,183	88,429
Starbucks Corp.	4,295	155,436
Target Corp.	5,567	273,340
Tiffany & Co.	311	21,596
The TJX Cos., Inc.	2,720	145,846
Urban Outfitters, Inc. (a)	560	17,618
Wal-Mart Stores, Inc.	12,453	684,666
Walgreen Co.	6,006	256,576
Yum! Brands, Inc.	2,836	152,123

		4,411,531

	Number of Shares	Value
Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	5,835	$55,607
People’s United Financial, Inc.	1,059	14,498

		70,105

Semiconductors — 1.5%
Advanced Micro Devices, Inc. (a)	2,690	24,479
Altera Corp.	1,597	77,774
Analog Devices, Inc.	2,259	91,060
Applied Materials, Inc.	8,867	139,123
Broadcom Corp. Class A (a)	1,124	39,542
Intel Corp.	31,611	733,059
KLA-Tencor Corp.	2,098	92,102
Linear Technology Corp.	1,381	48,059
LSI Corp. (a)	3,426	25,113
MEMC Electronic Materials, Inc. (a)	849	10,044
Microchip Technology, Inc.	1,124	46,129
Micron Technology, Inc. (a)	6,133	69,242
National Semiconductor Corp.	1,222	29,475
Novellus Systems, Inc. (a)	4,690	150,549
NVIDIA Corp. (a)	5,185	103,700
Teradyne, Inc. (a)	6,480	104,328
Texas Instruments, Inc.	7,145	253,862
Xilinx, Inc.	1,161	40,472

		2,078,112

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	453	18,120

Software — 2.0%
Adobe Systems, Inc. (a)	1,505	50,493
Autodesk, Inc. (a)	1,247	56,090
BMC Software, Inc. (a)	1,522	76,450
CA, Inc.	5,685	139,794
Cerner Corp. (a)	300	36,054
Citrix Systems, Inc. (a)	545	45,965
Compuware Corp. (a)	711	8,056
Dun & Bradstreet Corp.	449	36,899
Electronic Arts, Inc. (a)	386	7,789
Fidelity National Information Services, Inc.	1,460	48,326
Fiserv, Inc. (a)	747	45,799
Intuit, Inc. (a)	1,089	60,505
Microsoft Corp.	46,041	1,197,987
Oracle Corp.	22,588	814,297
Red Hat, Inc. (a)	624	29,621
Salesforce.com, Inc. (a)	285	39,501

		2,693,626

Telecommunications — 2.8%
American Tower Corp. Class A (a)	698	36,512
AT&T, Inc.	30,970	963,786
CenturyLink, Inc.	5,854	238,726
Cisco Systems, Inc.	32,224	565,854
Corning, Inc.	9,574	200,480

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Frontier Communications Corp.	2,970	$24,562
Harris Corp.	1,254	66,625
JDS Uniphase Corp. (a)	1,404	29,259
Juniper Networks, Inc. (a)	748	28,671
MetroPCS Communications, Inc. (a)	2,165	36,437
Motorola Mobility Holdings, Inc. (a)	117	3,049
Motorola Solutions, Inc. (a)	1,934	88,732
QUALCOMM, Inc.	7,788	442,670
Sprint Nextel Corp. (a)	23,087	119,591
Tellabs, Inc.	11,210	55,153
Verizon Communications, Inc.	22,032	832,369
Windstream Corp.	3,451	44,207

		3,776,683

Textiles — 0.0%
Cintas Corp.	849	26,361

Toys, Games & Hobbies — 0.0%
Hasbro, Inc.	247	11,569
Mattel, Inc.	1,061	28,350

		39,919

Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	354	28,384
CSX Corp.	3,291	258,969
Expeditors International of Washington, Inc.	784	42,548
FedEx Corp.	486	46,496
Norfolk Southern Corp.	2,173	162,280
Ryder System, Inc.	274	14,659
Union Pacific Corp.	2,380	246,258
United Parcel Service, Inc. Class B	4,815	360,980

		1,160,574

TOTAL COMMON STOCK (Cost $61,235,431)		72,213,573

TOTAL EQUITIES (Cost $61,235,431)		72,213,573

	Principal Amount
BONDS & NOTES — 36.1%

CORPORATE DEBT — 13.5%
Advertising — 0.1%
WPP Finance 8.000% 9/15/14	$90,000	105,887

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	56,649
Goodrich Corp. 6.125% 3/01/19	20,000	22,682
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,075

	Principal Amount	Value
L-3 Communications Corp. 6.375% 10/15/15	$110,000	$113,575
Lockheed Martin Corp. 5.500% 11/15/39	10,000	10,115
United Technologies Corp. 6.125% 7/15/38	15,000	16,954

		225,050

Agriculture — 0.0%
Philip Morris International, Inc. 6.375% 5/16/38	5,000	5,712

Banks — 0.8%
Associated Banc-Corp 5.125% 3/28/16	75,000	76,423
Bank of America Corp. 3.625% 3/17/16	70,000	70,356
Bank of America Corp. 4.500% 4/01/15	35,000	36,823
Bank of America Corp. Series L 5.650% 5/01/18	60,000	63,903
Barclays Bank PLC 5.200% 7/10/14	20,000	21,773
Barclays Bank PLC 6.750% 5/22/19	50,000	57,115
Capital One Financial Corp. 7.375% 5/23/14	35,000	40,674
Credit Suisse AG 5.400% 1/14/20	70,000	72,199
Credit Suisse New York 5.500% 5/01/14	35,000	38,730
Deutsche Bank AG 3.250% 1/11/16	100,000	102,071
First Horizon National Corp. 5.375% 12/15/15	65,000	69,193
HSBC Holdings PLC 6.500% 9/15/37	80,000	83,261
ICICI Bank Ltd. (b) 5.500% 3/25/15	70,000	74,122
PNC Funding Corp. 4.375% 8/11/20	90,000	90,830
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	65,000	68,735
UBS AG 5.750% 4/25/18	55,000	60,581
Wachovia Corp. 5.300% 10/15/11	65,000	66,425
Wachovia Corp. 5.750% 6/15/17	5,000	5,619
Wells Fargo & Co. 3.625% 4/15/15	40,000	41,944

		1,140,777

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Beverages — 0.2%
Anheuser-Busch Cos., Inc. 5.050% 10/15/16	$75,000	$82,646
Foster’s Finance Corp. (b) 6.875% 6/15/11	225,000	226,587

		309,233

Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	10,000	11,977
Lafarge SA (b) 5.850% 7/09/15	125,000	131,973
Masco Corp. 4.800% 6/15/15	115,000	115,063
Masco Corp. 7.125% 8/15/13	45,000	48,886
Masco Corp. 7.125% 3/15/20	10,000	10,439
Owens Corning, Inc. 9.000% 6/15/19	10,000	11,925

		330,263

Chemicals — 0.4%
Airgas, Inc. 4.500% 9/15/14	50,000	52,680
Ashland, Inc. 9.125% 6/01/17	10,000	11,563
Braskem Finance Ltd. (b) 5.750% 4/15/21	45,000	44,887
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,529
The Dow Chemical Co. 7.600% 5/15/14	70,000	81,260
The Dow Chemical Co. 8.550% 5/15/19	15,000	19,231
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	5,745
Incitec Pivot Ltd. (b) 4.000% 12/07/15	75,000	75,956
Lyondell Chemical Co. (b) 8.000% 11/01/17	100,000	111,500
Praxair, Inc. 5.250% 11/15/14	135,000	152,230
Valspar Corp. 7.250% 6/15/19	25,000	29,148

		602,729

Coal — 0.0%
Consol Energy, Inc. 8.250% 4/01/20	10,000	11,150

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	56,037

	Principal Amount	Value
Deluxe Corp. 7.375% 6/01/15	$20,000	$20,725
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	31,614
ERAC USA Finance LLC (b) 6.700% 6/01/34	35,000	36,593

		144,969

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	10,000	10,600
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,438
HP Enterprise Services LLC Series B 6.000% 8/01/13	90,000	99,644
International Business Machines Corp. 5.600% 11/30/39	30,000	31,960

		147,642

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	10,000	11,211

Diversified Financial — 1.9%
American Express Co. 6.150% 8/28/17	50,000	56,791
American Express Co. 7.250% 5/20/14	25,000	28,695
American Express Co. 8.125% 5/20/19	30,000	38,101
American General Finance Corp. 6.500% 9/15/17	50,000	45,750
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	70,497
BlackRock, Inc. 5.000% 12/10/19	20,000	21,264
BlackRock, Inc. 6.250% 9/15/17	45,000	52,684
Boeing Capital Corp. Ltd. 6.500% 2/15/12	50,000	52,356
Citigroup, Inc. 5.375% 8/09/20	50,000	52,285
Citigroup, Inc. 5.500% 10/15/14	40,000	43,615
Citigroup, Inc. 5.500% 2/15/17	115,000	122,457
Citigroup, Inc. 5.875% 5/29/37	65,000	65,386
Citigroup, Inc. 6.375% 8/12/14	80,000	89,381
Citigroup, Inc. 8.125% 7/15/39	15,000	19,307
Citigroup, Inc. 8.500% 5/22/19	35,000	43,609

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Eaton Vance Corp. 6.500% 10/02/17	$20,000	$22,974
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	28,629
General Electric Capital Corp. 2.800% 1/08/13	60,000	61,593
General Electric Capital Corp. 4.625% 1/07/21	50,000	50,258
General Electric Capital Corp. 5.300% 2/11/21	65,000	67,446
General Electric Capital Corp. 5.375% 10/20/16	100,000	111,238
General Electric Capital Corp. 5.900% 5/13/14	60,000	66,898
General Electric Capital Corp. 6.000% 8/07/19	30,000	33,405
General Electric Capital Corp. 6.875% 1/10/39	55,000	63,094
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	46,798
The Goldman Sachs Group, Inc. 5.625% 1/15/17	65,000	69,846
The Goldman Sachs Group, Inc. 6.250% 2/01/41	30,000	30,778
The Goldman Sachs Group, Inc. 6.750% 10/01/37	35,000	36,275
HSBC Finance Corp. 6.375% 10/15/11	125,000	128,274
Janus Capital Group, Inc. 6.700% 6/15/17	50,000	54,743
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	71,923
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	85,984
Lazard Group LLC 6.850% 6/15/17	75,000	82,504
Lazard Group LLC 7.125% 5/15/15	95,000	105,835
Merrill Lynch & Co., Inc. 5.450% 2/05/13	200,000	212,870
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	23,247
Morgan Stanley 3.800% 4/29/16	30,000	30,106
Morgan Stanley 4.200% 11/20/14	130,000	135,443
Morgan Stanley 5.450% 1/09/17	60,000	64,255
Morgan Stanley 5.625% 9/23/19	50,000	51,970
SLM Corp. 5.000% 10/01/13	65,000	67,761

	Principal Amount	Value
TD Ameritrade Holding Corp. 4.150% 12/01/14	$15,000	$15,827

		2,622,152

Electric — 0.9%
Allegheny Energy Supply Co. LLC (b) 8.250% 4/15/12	75,000	79,314
Ameren Corp. 8.875% 5/15/14	70,000	81,155
CMS Energy Corp. 5.050% 2/15/18	80,000	81,367
CMS Energy Corp. 6.250% 2/01/20	10,000	10,623
CMS Energy Corp. 6.300% 2/01/12	2,000	2,068
IPALCO Enterprises, Inc. 8.625% 11/14/11	20,000	20,650
Kansas Gas & Electric Co. 5.647% 3/29/21	70,761	81,874
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	73,344
Mirant Mid-Atlantic LLC Series 2001 Class A 8.625% 6/30/12	46,192	47,694
Monongahela Power 6.700% 6/15/14	110,000	120,788
Nevada Power Co. Series L 5.875% 1/15/15	120,000	134,280
Nevada Power Co. Series N 6.650% 4/01/36	20,000	23,101
NRG Energy, Inc. 8.500% 6/15/19	40,000	42,600
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	5,803
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	18,451
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	25,784
PPL Energy Supply LLC 6.300% 7/15/13	70,000	76,321
Tenaska Oklahoma (b) 6.528% 12/30/14	72,800	73,311
Tri-State Generation & Transmission Association Series 2003 Class A (b) 6.040% 1/31/18	73,506	79,423
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	34,185
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	56,395

		1,168,531

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electrical Components & Equipment — 0.1%
Anixter, Inc. 5.950% 3/01/15	$130,000	$130,975

Electronics — 0.1%
Amphenol Corp. 4.750% 11/15/14	20,000	21,695
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	48,101

		69,796

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	25,000	25,812
Peninsula Gaming LLC 8.375% 8/15/15	60,000	64,200

		90,012

Environmental Controls — 0.1%
Republic Services, Inc. 5.000% 3/01/20	50,000	52,556
Republic Services, Inc. 5.250% 11/15/21	25,000	26,544

		79,100

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	46,251
Kraft Foods, Inc. 4.125% 2/09/16	60,000	63,028
Kraft Foods, Inc. 6.500% 2/09/40	20,000	22,309
The Kroger Co. 7.500% 1/15/14	40,000	45,681
Ralcorp Holdings, Inc. 4.950% 8/15/20	30,000	30,489
Ralcorp Holdings, Inc. 6.625% 8/15/39	55,000	59,017

		266,775

Forest Products & Paper — 0.1%
International Paper Co. 7.300% 11/15/39	25,000	28,547
International Paper Co. 9.375% 5/15/19	15,000	19,552
The Mead Corp. 7.550% 3/01/47	50,000	49,564
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,813
Rock-Tenn Co. 8.200% 8/15/11	55,000	56,031
Rock-Tenn Co. 9.250% 3/15/16	20,000	21,800
Verso Paper Holdings LLC 11.500% 7/01/14	9,000	9,810

		211,117

	Principal Amount	Value
Gas — 0.1%
Piedmont Natural Gas Co. Series E 6.000% 12/19/33	$100,000	$100,308

Hand & Machine Tools — 0.1%
Kennametal, Inc. 7.200% 6/15/12	65,000	68,180

Health Care – Products — 0.2%
Beckman Coulter, Inc. 6.000% 6/01/15	40,000	44,021
Beckman Coulter, Inc. 7.000% 6/01/19	30,000	34,919
Boston Scientific Corp. 4.500% 1/15/15	140,000	146,842
Boston Scientific Corp. 6.000% 1/15/20	35,000	37,877
Johnson & Johnson 5.850% 7/15/38	10,000	11,191

		274,850

Health Care – Services — 0.2%
Apria Healthcare Group, Inc. 11.250% 11/01/14	130,000	140,075
CIGNA Corp. 5.125% 6/15/20	20,000	21,079
HCA, Inc. 9.250% 11/15/16	10,000	10,725
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	17,209
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	6,103
WellPoint, Inc. 4.350% 8/15/20	60,000	60,683

		255,874

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	48,562
Leucadia National Corp. 7.750% 8/15/13	350,000	374,063

		422,625

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	5,000	5,249

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	20,000	23,366

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	30,526

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	40,000	44,544

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.6%
Aflac, Inc. 8.500% 5/15/19	$25,000	$30,587
The Allstate Corp. 5.550% 5/09/35	30,000	30,117
The Allstate Corp. 7.450% 5/16/19	10,000	12,046
American International Group, Inc. 3.650% 1/15/14	15,000	15,374
American International Group, Inc. 6.400% 12/15/20	45,000	49,231
Berkshire Hathaway, Inc. 3.200% 2/11/15	100,000	104,174
CNA Financial Corp. 7.350% 11/15/19	40,000	46,314
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	61,675
Lincoln National Corp. 4.300% 6/15/15	20,000	21,106
Lincoln National Corp. 6.300% 10/09/37	20,000	21,484
Lincoln National Corp. 7.000% 6/15/40	50,000	58,620
Lincoln National Corp. 8.750% 7/01/19	50,000	64,312
MetLife, Inc. Series A 6.817% 8/15/18	10,000	11,760
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	38,413
Prudential Financial, Inc. 3.875% 1/14/15	45,000	47,059
Prudential Financial, Inc. 4.500% 11/15/20	25,000	24,860
Prudential Financial, Inc. 4.750% 9/17/15	75,000	80,643
Prudential Financial, Inc. 6.200% 11/15/40	15,000	16,020
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	27,287

		761,082

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	65,000	72,313

Investment Companies — 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	50,319

Iron & Steel — 0.5%
AK Steel Corp. 7.625% 5/15/20	30,000	31,537
Allegheny Technologies, Inc. 5.950% 1/15/21	35,000	37,527

	Principal Amount	Value
Allegheny Technologies, Inc. 9.375% 6/01/19	$25,000	$32,000
ArcelorMittal 3.750% 8/05/15	50,000	51,234
ArcelorMittal 5.250% 8/05/20	60,000	60,314
ArcelorMittal 9.000% 2/15/15	115,000	138,404
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	60,296
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	54,998
Steel Dynamics, Inc. 7.375% 11/01/12	140,000	148,750

		615,060

Lodging — 0.2%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	55,192
Marriott International, Inc. 5.810% 11/10/15	15,000	16,435
Marriott International, Inc. 6.200% 6/15/16	180,000	202,875
Starwood Hotels & Resorts Worldwide, Inc. 6.250% 2/15/13	8,000	8,540
Wyndham Worldwide Corp. 6.000% 12/01/16	15,000	16,056
Wynn Las Vegas LLC 7.750% 8/15/20	15,000	16,387

		315,485

Machinery – Diversified — 0.1%
Roper Industries, Inc. 6.625% 8/15/13	85,000	94,527

Manufacturing — 0.2%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	47,039
ITT Corp. 4.900% 5/01/14	40,000	43,239
ITT Corp. 6.125% 5/01/19	40,000	45,327
Tyco Electronics Group SA 6.000% 10/01/12	45,000	47,926
Tyco Electronics Group SA 6.550% 10/01/17	40,000	46,760

		230,291

Media — 0.5%
CBS Corp. 7.875% 7/30/30	40,000	47,513
Comcast Corp. 6.400% 5/15/38	35,000	37,108

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NBC Universal, Inc. (b) 5.150% 4/30/20	$50,000	$52,231
NBC Universal, Inc. (b) 6.400% 4/30/40	5,000	5,280
News America, Inc. 6.900% 8/15/39	25,000	28,042
Scholastic Corp. 5.000% 4/15/13	80,000	81,000
Thomson Corp. 5.700% 10/01/14	135,000	151,732
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	27,173
Time Warner Cable, Inc. 7.500% 4/01/14	55,000	63,496
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	12,406
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	12,681
Time Warner, Inc. 4.700% 1/15/21	35,000	35,551
Time Warner, Inc. 6.100% 7/15/40	30,000	30,537
Time Warner, Inc. 6.250% 3/29/41	75,000	78,132
Viacom, Inc. 6.250% 4/30/16	40,000	45,972

		708,854

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	25,000	27,783

Mining — 0.3%
Alcoa, Inc. 5.400% 4/15/21	40,000	40,615
Alcoa, Inc. 6.150% 8/15/20	30,000	32,303
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	50,000	66,645
Teck Resources Ltd. 7.000% 9/15/12	130,000	138,838
Teck Resources Ltd. 10.750% 5/15/19	10,000	12,788
Vale Overseas Ltd. 6.250% 1/23/17	65,000	73,523
Vale Overseas Ltd. 6.875% 11/10/39	15,000	16,226

		380,938

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	30,000	31,820
Xerox Corp. 5.500% 5/15/12	50,000	52,395

		84,215

	Principal Amount	Value
Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	$75,000	$77,903
Steelcase, Inc. 6.500% 8/15/11	95,000	96,352

		174,255

Oil & Gas — 0.6%
Anadarko Petroleum Corp. 6.375% 9/15/17	105,000	118,593
ConocoPhillips 6.500% 2/01/39	20,000	23,368
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	44,317
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	40,540
Nexen, Inc. 7.500% 7/30/39	5,000	5,802
Noble Holding International Ltd. 7.375% 3/15/14	95,000	108,840
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	5,054
Petrobras International Finance Co. 3.875% 1/27/16	45,000	45,620
Petrobras International Finance Co. 5.375% 1/27/21	50,000	50,707
Petrobras International Finance Co. 6.750% 1/27/41	20,000	20,817
Petroleos Mexicanos 5.500% 1/21/21	60,000	61,470
Pioneer Natural Resources Co. 5.875% 7/15/16	50,000	53,068
Rowan Cos., Inc. 5.000% 9/01/17	30,000	31,844
Shell International Finance BV 5.500% 3/25/40	15,000	15,533
Tesoro Corp. 6.500% 6/01/17	50,000	51,625
Valero Energy Corp. 4.500% 2/01/15	50,000	53,312
Valero Energy Corp. 6.125% 2/01/20	40,000	44,329

		774,839

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	38,787
Hornbeck Offshore Services, Inc. Series B 6.125% 12/01/14	65,000	65,650
Hornbeck Offshore Services, Inc., Convertible 1.625% 11/15/26	50,000	48,125

		152,562

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 0.1%
Ball Corp. 7.125% 9/01/16	$50,000	$54,500
Packaging Corporation of America 5.750% 8/01/13	50,000	53,708
Sealed Air Corp. (b) 5.625% 7/15/13	45,000	47,310

		155,518

Pharmaceuticals — 0.1%
Abbott Laboratories 5.600% 11/30/17	55,000	62,995
Eli Lilly & Co. 5.950% 11/15/37	10,000	10,972
McKesson Corp. 4.750% 3/01/21	30,000	31,060
McKesson Corp. 6.000% 3/01/41	30,000	31,863
Merck & Co., Inc. 5.850% 6/30/39	10,000	11,114
Mylan, Inc. (b) 7.625% 7/15/17	10,000	10,950
Pfizer, Inc. 7.200% 3/15/39	35,000	44,200

		203,154

Pipelines — 0.9%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	43,219
CenterPoint Energy Resources Corp. (b) 4.500% 1/15/21	25,000	25,393
CenterPoint Energy Resources Corp. (b) 5.850% 1/15/41	20,000	20,085
Consolidated Natural Gas Co. Series C 6.250% 11/01/11	65,000	66,806
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,491
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	25,798
Enogex LLC (b) 6.875% 7/15/14	120,000	132,123
Enterprise Products Operating LP 3.200% 2/01/16	25,000	25,229
Enterprise Products Operating LP 5.950% 2/01/41	55,000	55,145
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	42,943
Kern River Funding Corp. (b) 4.893% 4/30/18	118,125	127,876
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	28,224

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.500% 2/01/37	$25,000	$26,557
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,585
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	36,137
NGPL PipeCo LLC (b) 6.514% 12/15/12	100,000	105,535
ONEOK Partners LP 3.250% 2/01/16	25,000	25,235
ONEOK Partners LP 6.125% 2/01/41	55,000	56,806
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	75,000	80,631
Rockies Express Pipeline LLC (b) 6.850% 7/15/18	45,000	50,071
Southern Natural Gas Co. (b) 5.900% 4/01/17	55,000	61,879
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	32,559
Transcontinental Gas Pipe Line Co. LLC 8.875% 7/15/12	75,000	81,798
Williams Partners LP 5.250% 3/15/20	75,000	79,764

		1,241,889

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	415,000	419,037
Brookfield Asset Management, Inc. 7.125% 6/15/12	25,000	26,457

		445,494

Real Estate Investment Trusts (REITS) — 0.2%
Boston Properties LP 4.125% 5/15/21	30,000	28,998
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	40,381
Developers Diversified Realty Corp. 4.750% 4/15/18	15,000	14,838
Senior Housing Properties Trust 8.625% 1/15/12	25,000	26,064
Simon Property Group LP 4.200% 2/01/15	10,000	10,645
Simon Property Group LP 4.375% 3/01/21	90,000	89,675
Simon Property Group LP 5.650% 2/01/20	30,000	32,831

		243,432

Retail — 0.3%
CVS Caremark Corp. 6.125% 9/15/39	10,000	10,392

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
The Gap, Inc. 5.950% 4/12/21	$65,000	$65,726
Home Depot, Inc. 5.950% 4/01/41	30,000	30,763
J.C. Penney Co., Inc. 5.650% 6/01/20	15,000	14,962
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	33,375
Lowe’s Cos., Inc. 5.600% 9/15/12	55,000	58,539
McDonald’s Corp. 6.300% 10/15/37	25,000	28,967
Nordstrom, Inc. 6.750% 6/01/14	20,000	22,981
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	40,239
Wal-Mart Stores, Inc. 5.625% 4/01/40	75,000	77,451

		383,395

Savings & Loans — 0.1%
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	161,741
Washington Mutual Bank (c) 5.650% 8/15/14	180,000	225

		161,966

Software — 0.1%
CA, Inc. 5.375% 12/01/19	15,000	15,936
Microsoft Corp. 3.000% 10/01/20	75,000	70,573

		86,509

Storage & Warehousing — 0.1%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8.875% 3/15/18	105,000	113,794

Telecommunications — 1.0%
America Movil SAB de CV 5.000% 3/30/20	25,000	26,081
America Movil SAB de CV 6.125% 3/30/40	30,000	31,807
American Tower Corp. 4.500% 1/15/18	90,000	88,935
American Tower Corp. 5.050% 9/01/20	100,000	98,172
AT&T, Inc. 6.500% 9/01/37	65,000	70,182
British Telecom PLC STEP 9.875% 12/15/30	15,000	21,163
Cellco Partnership/Verizon Wireless Capital LLC 7.375% 11/15/13	95,000	108,621

	Principal Amount	Value
CenturyLink, Inc. 5.500% 4/01/13	$45,000	$47,136
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,502
CenturyLink, Inc. 7.600% 9/15/39	10,000	10,093
Cisco Systems, Inc. 5.500% 1/15/40	10,000	10,100
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	20,178
Embarq Corp. 7.082% 6/01/16	30,000	33,936
Juniper Networks, Inc. 4.600% 3/15/21	25,000	25,375
Juniper Networks, Inc. 5.950% 3/15/41	35,000	35,637
Rogers Communications, Inc. 5.500% 3/15/14	60,000	66,266
Rogers Communications, Inc. 7.500% 8/15/38	5,000	6,190
Telecom Italia Capital 6.000% 9/30/34	10,000	9,157
Telecom Italia Capital 6.175% 6/18/14	70,000	76,345
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	66,294
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	31,137
Telstra Corp. Ltd. (b) 4.800% 10/12/21	60,000	60,800
Verizon Communications, Inc. 8.750% 11/01/18	30,000	38,904
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	49,492
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	109,500
Windstream Corp. (b) 7.750% 10/01/21	120,000	126,900
Windstream Corp. 7.875% 11/01/17	60,000	64,800

		1,364,703

Textiles — 0.1%
Mohawk Industries, Inc. Series D 7.200% 4/15/12	85,000	89,463

Transportation — 0.2%
Asciano Finance (b) 5.000% 4/07/18	40,000	40,698
Bristow Group, Inc. 7.500% 9/15/17	35,000	36,925
Canadian National Railway Co. 5.850% 11/15/17	30,000	34,270

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Canadian National Railway Co. 6.375% 11/15/37	$40,000	$46,473
CSX Corp. 7.250% 5/01/27	10,000	11,752
Ryder System, Inc. 5.000% 6/15/12	25,000	25,990
Union Pacific Corp. 4.000% 2/01/21	25,000	24,939

		221,047

Trucking & Leasing — 0.1%
GATX Corp. 3.500% 7/15/16	40,000	40,432
GATX Corp. 4.750% 5/15/15	35,000	36,914
GATX Corp. 8.750% 5/15/14	100,000	116,254

		193,600

TOTAL CORPORATE DEBT (Cost $17,240,800)		18,245,090

MUNICIPAL OBLIGATIONS — 0.4%
Access Group, Inc., Delaware VRN 0.610% 9/01/37	50,000	49,375
Colorado Bridge Enterprise BAB 6.078% 12/01/40	100,000	106,313
North Texas Tollway Authority BAB 6.718% 1/01/49	130,000	132,818
State of California 5.950% 4/01/16	35,000	38,059
State of California BAB 7.550% 4/01/39	25,000	28,334
State of Illinois 5.365% 3/01/17	100,000	103,505
Tennessee Valley Authority 5.250% 9/15/39	35,000	37,104

		495,508

TOTAL MUNICIPAL OBLIGATIONS (Cost $473,005)		495,508

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.1%
Automobile ABS — 0.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2005-4A, Class A3 FRN (b) 0.493% 7/20/12	200,000	193,070
Navistar Financial Corp. Owner Trust, Series 2010-A, Class A2 (b) 1.470% 10/18/12	59,459	59,587

		252,657

	Principal Amount	Value
Commercial MBS — 2.1%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.933% 2/10/51	$160,000	$176,615
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4 4.674% 6/11/41	135,000	144,032
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	75,000	81,431
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A2 5.205% 2/11/44	146,814	148,416
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	51,754
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	150,000	152,184
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	75,000	82,576
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/13/50	100,000	108,663
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2A 5.237% 12/11/49	121,535	122,571
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 6.008% 12/10/49	125,000	139,363
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	100,000	105,536
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.418% 2/15/41	165,000	134,267
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	100,000	101,548
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C2, Class A3 VRN 5.389% 5/15/41	150,000	161,700
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	109,372

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3 VRN 5.172% 12/12/49	$100,000	$105,266
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	195,214	202,324
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.458% 1/11/43	100,000	113,062
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.983% 8/15/39	50,000	53,351
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	159,327
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 6.052% 2/15/51	213,350	217,942
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	97,334	97,160
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	101,783

		2,870,243

Home Equity ABS — 1.1%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.483% 8/25/35	97,985	94,237
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.583% 11/25/34	69,625	66,550
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.653% 6/25/35	65,000	58,559
Asset-Backed Funding Certificates, Series 2005-OPT1, Class A2C FRN 0.573% 7/25/35	39,892	38,037
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 FRN 0.593% 11/25/35	63,668	62,163
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.313% 5/25/36	13,210	12,915
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.323% 7/25/36	47,436	45,655
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.623% 12/25/33	27,125	25,261

	Principal Amount	Value
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.443% 9/25/34	$36,777	$35,131
Countrywide Asset-Backed Certificates, Series 2005-9, Class 2A4M FRN 0.593% 1/25/36	38,074	36,469
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.703% 12/25/35	50,000	48,301
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF2, Class M1 FRN 0.613% 3/25/35	17,849	17,425
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.453% 1/25/36	41,963	40,728
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.643% 4/25/35	44,066	39,389
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.323% 7/25/37	56,247	54,331
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.383% 8/25/36	51,406	45,985
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.393% 7/25/36	78,620	73,578
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 FRN 0.493% 8/25/45	26,696	25,899
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1 FRN 0.683% 8/25/35	50,000	41,614
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.713% 2/25/35	61,816	59,309
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 0.743% 2/25/35	60,000	48,522
Merrill Lynch Mortgage Synthetic, 2005-ACR1 M1 (b) 0.946% 6/28/35	100,000	92,425
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.663% 3/25/35	45,000	35,113
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.593% 8/25/35	74,104	68,250
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.713% 3/25/35	50,000	43,819

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Park Place Securities, Inc., Series 2004-WHQ2, Class M2 FRN 0.843% 2/25/35	$50,000	$43,910
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.403% 3/25/36	60,796	55,712
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.553% 3/25/36	71,529	66,975
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.573% 8/25/35	32,245	30,165
Wells Fargo Home Equity Trust, Series 2005-2, Class M1 FRN 0.613% 10/25/35	100,000	79,264

		1,485,691

Other ABS — 0.3%
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	100,000	102,250
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (d) 0.909% 6/20/14	250,000	173,375
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.380% 11/26/21	111,667	106,083

		381,708

Student Loans ABS — 0.7%
Access Group, Inc., Series 2004-1, Class A4 FRN 1.734% 12/27/32	25,000	22,000
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.319% 3/28/17	69,031	68,491
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.713% 1/25/47	75,000	64,125
College Loan Corp. Trust, Series 2007-1, Class A6 FRN 1.713% 1/25/47	25,000	23,875
Education Funding Capital Trust, Series 2003-2, Class A4 FRN 1.760% 3/15/32	50,000	49,687
Goal Capital Funding Trust, Series 2005-2, Class B FRN 0.842% 11/25/44	100,000	78,098
National Collegiate Student Loan Trust, Series 2007-2, Class A1 FRN 0.253% 1/27/25	53,072	52,595

	Principal Amount	Value
National Collegiate Student Loan Trust, Series 2007-1, Class A1 FRN 0.253% 6/25/25	$43,057	$42,528
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.323% 3/25/26	79,464	77,693
National Collegiate Student Loan Trust, Series 2005-2, Class A2 FRN 0.363% 2/25/26	23,152	23,054
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.013% 4/25/46	48,252	48,549
SLM Student Loan Trust, Series 2006-B, Class A2 FRN 0.360% 6/15/21	14,065	14,053
SLM Student Loan Trust, Series 2003-12, Class B FRN 0.900% 3/15/38	42,101	35,054
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.660% 12/15/16	50,000	50,000
SLM Student Loan Trust, Series 2006-7, Class A6B FRN 1.713% 1/27/42	100,000	98,580
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 1.727% 9/15/28	50,000	49,250
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.733% 12/15/16	150,000	149,999
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.340% 12/17/46	75,000	60,000

		1,007,631

WL Collateral CMO — 0.6%
Countrywide Home Loans, Inc., Series 2004-23, Class 1A1 FRN 2.785% 2/25/34	11,361	10,359
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 3.298% 9/25/33	5,620	4,575
Gracechurch Mortgage Financing PLC, Series 2007-1A, Class 3A1 FRN (b) 0.393% 11/20/56	83,523	82,807
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.864% 8/25/34	11,202	10,358
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.404% 1/19/38	100,996	66,066

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.573% 7/25/35	$40,486	$37,449
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.323% 5/25/37	103,535	51,671
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.716% 8/25/34	32,072	24,097
Merrill Lynch Mortgage Investors Inc., Series 2005-AR1, Class A1A FRN 0.493% 6/25/36	94,796	93,160
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.463% 8/25/36	34,615	26,064
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.648% 7/25/33	2,528	2,458
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 3.433% 2/25/34	4,869	4,827
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.571% 2/25/34	277	262
Morgan Stanley Reremic Trust, Series 2009-I0, Class A1 (b) 3.000% 1/17/13	226,244	226,457
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.393% 6/25/46	194,149	75,340
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.702% 3/25/34	19,812	17,777
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.706% 4/25/44	54,192	44,378

		778,105

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.463% 11/25/37	64,996	62,187
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 2.752% 6/25/32	20,118	16,265

		78,452

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,014,731)		6,854,487

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 0.2%
Colombia Government International Bond 7.375% 3/18/19	$40,000	$48,600
Peruvian Government International Bond 6.550% 3/14/37	20,000	20,700
Poland Government International Bond 6.375% 7/15/19	50,000	55,924
Province of Quebec Canada 7.500% 9/15/29	20,000	27,110
Republic of Brazil International Bond 5.625% 1/07/41	65,000	65,000
United Mexican States 5.125% 1/15/20	35,000	36,995
United Mexican States 6.750% 9/27/34	35,000	39,900

		294,229

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $289,162)		294,229

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 12.1%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	80,510	91,934

Pass-Through Securities — 12.0%
Federal Home Loan Mortgage Corp. Pool #E85389 6.000% 9/01/16	24,550	26,730
Pool #G11431 6.000% 2/01/18	8,404	9,150
Pool #E85015 6.500% 8/01/16	9,259	10,032
Pool #G00729 8.000% 6/01/27	40,360	46,232
Pool #554904 9.000% 3/01/17	138	156
Federal Home Loan Mortgage Corp. TBA Pool #2865 4.000% 12/01/39 (e)	475,000	472,068
Pool #7190 4.500% 3/01/39 (e)	2,454,000	2,521,485
Federal National Mortgage Association Pool #725692 2.459% 10/01/33	43,405	45,449
Pool #888586 2.734% 10/01/34	87,067	91,434
Pool #586036 6.000% 5/01/16	5,108	5,580
Pool #564594 7.000% 1/01/31	20,864	23,949
Pool #253795 7.000% 5/01/31	18,530	21,282

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #507061 7.500% 10/01/29	$1,394	$1,583
Pool #519528 7.500% 11/01/29	23,551	26,859
Pool #527761 7.500% 2/01/30	5,704	6,493
Pool #531196 7.500% 2/01/30	1,787	2,038
Pool #534119 7.500% 3/01/30	740	844
Pool #534420 7.500% 3/01/30	1,525	1,738
Pool #253183 7.500% 4/01/30	6,553	7,464
Pool #529259 7.500% 4/01/30	3,004	3,416
Pool #537797 7.500% 4/01/30	2,789	3,180
Pool #253265 7.500% 5/01/30	9,676	11,018
Pool #535248 8.000% 4/01/30	442	507
Pool #539460 8.000% 5/01/30	2,327	2,667
Pool #546988 8.000% 7/01/30	3,718	4,134
Pool #552630 8.000% 9/01/30	1,955	2,171
Pool #190317 8.000% 8/01/31	5,058	5,801
Federal National Mortgage Association TBA Pool #1090 3.500% 8/01/40 (e)	2,970,000	2,832,869
Pool #6554 4.000% 2/01/24 (e)	2,291,000	2,374,228
Pool #6238 4.000% 11/01/39 (e)	1,892,000	1,883,131
Pool #11379 4.500% 2/01/21 (e)	1,800,000	1,899,563
Pool #14673 4.500% 2/01/39 (e)	1,094,000	1,125,623
Pool #27790 5.000% 7/01/36 (e)	2,470,000	2,607,008
Government National Mortgage Association Pool #351528 7.000% 8/15/23	12,472	13,903
Pool #352049 7.000% 10/15/23	3,378	3,833
Pool #588012 7.000% 7/15/32	7,364	8,454
Pool #591581 7.000% 8/15/32	3,236	3,723

	Principal Amount	Value
Pool #185306 7.500% 4/15/17	$5,033	$5,551
Pool #199170 7.500% 5/15/17	242	260
Pool #188302 7.500% 5/15/17	398	400
Pool #189371 7.500% 6/15/17	2,093	2,310
New Valley Generation IV 4.687% 1/15/22	74,413	79,326

		16,193,642

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $15,961,956)		16,285,576

U.S. TREASURY OBLIGATIONS — 4.8%
U.S. Treasury Bonds & Notes — 4.8%
U.S. Treasury Bond 4.375% 5/15/40	550,000	546,648
U.S. Treasury Bond 5.375% 2/15/31	405,000	470,654
U.S. Treasury Inflation Index 2.125% 2/15/41	318,229	346,372
U.S. Treasury Note 1.250% 3/15/14	1,065,000	1,073,362
U.S. Treasury Note 1.250% 4/15/14	590,000	594,218
U.S. Treasury Note (f) 1.375% 2/15/12	350,000	353,275
U.S. Treasury Note 1.875% 9/30/17	305,000	293,312
U.S. Treasury Note (f) 2.500% 3/31/13	825,000	855,712
U.S. Treasury Note 2.625% 8/15/20	340,000	323,359
U.S. Treasury Note (f) 3.000% 9/30/16	1,550,000	1,619,084

		6,475,996

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,457,603)		6,475,996

TOTAL BONDS & NOTES (Cost $47,437,257)		48,650,886

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

MUTUAL FUNDS — 6.9%
Diversified Financial — 6.9%
iPath Goldman Sachs Crude Oil Total Return Index ETN (a)	13,400	$401,732
iShares MSCI Canada Index Fund	30,000	1,011,000
iShares MSCI Mexico Investable Market Index Fund	16,500	1,061,115
iShares MSCI Turkey Investable Market Index Fund	4,700	332,102
Japan Smaller Capitalization Fund, Inc.	105,550	910,896
Market Vectors - Russia ETF	10,000	412,300
Market Vectors Poland ETF	10,010	312,012
SPDR Gold Trust (a)	5,680	865,405
Vanguard Emerging Markets ETF	77,800	3,935,124

		9,241,686

TOTAL MUTUAL FUNDS (Cost $8,057,328)		9,241,686

TOTAL LONG-TERM INVESTMENTS (Cost $116,730,016)		130,106,145

	Principal Amount
SHORT-TERM INVESTMENTS — 11.9%
Commercial Paper — 11.9%
Altria Group, Inc. 0.330% 5/05/11	$1,000,000	999,954
Bacardi Ltd. 0.340% 5/26/11	1,175,000	1,174,711
BMW US Capital LLC (b) 0.320% 5/17/11	1,175,000	1,174,822
BMW US Capital LLC (b) 0.350% 6/06/11	850,000	849,694
Duke Energy Corp. (b) 0.320% 5/23/11	1,150,000	1,149,765
Enbridge Energy Partners, LP (b) 0.350% 5/10/11	1,175,000	1,174,886
ERAC USA Finance LLC (b) 0.340% 5/03/11	1,000,000	999,972
National Grid USA (b) 0.490% 6/01/11	1,150,000	1,149,499
NextEra Energy, Inc. 0.410% 5/25/11	800,000	799,772
Pacific Gas & Electric Co. (b) 0.350% 5/09/11	1,000,000	999,913
Reed Elsevier, Inc. (b) 0.300% 5/12/11	1,175,000	1,174,883
South Carolina Electric & Gas 0.340% 5/11/11	1,150,000	1,149,881
UnitedHealth Group, Inc. (b) 0.300% 5/02/11	1,175,000	1,174,980

	Principal Amount	Value
Verizon Communications, Inc. (b) 0.380% 5/09/11	$1,000,000	$999,905
Virginia Electric and Power Co. 0.330% 5/24/11	1,000,000	999,780

		15,972,417

TOTAL SHORT-TERM INVESTMENTS (Cost $15,972,417)		15,972,417

TOTAL INVESTMENTS — 108.6% (Cost $132,702,433) (g)		146,078,562

Other Assets/(Liabilities) — (8.6)%		(11,560,841)

NET ASSETS — 100.0%		$134,517,721

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, these securities amounted to a value of $15,170,151 or 11.28% of net assets.
(c)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At April 30, 2011, these securities amounted to a value of $225 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At April 30, 2011, these securities amounted to a value of $173,375 or 0.13% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Auto Manufacturers — 2.7%
Ford Motor Co. (a)	367,440	$5,684,297

Banks — 9.9%
M&T Bank Corp.	46,490	4,108,321
PNC Financial Services Group, Inc.	47,780	2,978,605
State Street Corp.	104,000	4,841,200
U.S. Bancorp	121,230	3,130,159
Wells Fargo & Co.	202,940	5,907,583

		20,965,868

Beverages — 2.7%
The Coca-Cola Co.	83,280	5,618,069

Biotechnology — 2.4%
Amgen, Inc. (a)	88,790	5,047,712

Chemicals — 5.0%
Celanese Corp. Series A	102,500	5,116,800
LyondellBasell Industries NV Class A (a)	124,020	5,518,890

		10,635,690

Commercial Services — 1.5%
AerCap Holdings NV (a)	224,930	3,220,998

Diversified Financial — 7.3%
CIT Group, Inc. (a)	82,920	3,520,783
E*TRADE Financial Corp. (a)	108,020	1,754,245
The Goldman Sachs Group, Inc.	24,850	3,752,599
JP Morgan Chase & Co.	141,910	6,475,353

		15,502,980

Electric — 5.6%
American Electric Power Co., Inc.	52,680	1,921,766
Edison International	118,220	4,642,499
Entergy Corp.	68,720	4,791,159
PPL Corp.	18,570	509,375

		11,864,799

Electrical Components & Equipment — 1.2%
The Babcock & Wilcox Co. (a)	80,910	2,541,383

Forest Products & Paper — 1.5%
Rock-Tenn Co. Class A	45,970	3,175,148

Gas — 0.4%
NiSource, Inc.	47,360	921,152

Health Care – Products — 2.0%
Medtronic, Inc.	101,600	4,241,800

Health Care – Services — 6.8%
HCA Holdings, Inc. (a)	113,830	3,733,624
Humana, Inc. (a)	79,630	6,061,436
WellPoint, Inc.	60,150	4,618,918

		14,413,978

	Number of Shares	Value
Household Products — 2.2%
Church & Dwight Co., Inc.	56,770	$4,682,390

Insurance — 5.0%
ACE Ltd.	64,610	4,345,022
MetLife, Inc.	135,930	6,360,165

		10,705,187

Internet — 1.0%
VeriSign, Inc.	56,650	2,093,784

Iron & Steel — 1.3%
Allegheny Technologies, Inc.	37,010	2,664,720

Machinery – Construction & Mining — 2.9%
Ingersoll-Rand PLC	123,260	6,224,630

Manufacturing — 1.8%
Cooper Industries PLC	58,210	3,838,950

Media — 4.5%
Comcast Corp. Class A	167,260	4,388,902
Viacom, Inc. Class B	100,580	5,145,673

		9,534,575

Oil & Gas — 11.6%
Apache Corp.	17,390	2,319,304
Chevron Corp.	97,100	10,626,624
Exxon Mobil Corp.	52,330	4,605,040
Penn West Petroleum Ltd.	76,520	1,959,677
Royal Dutch Shell PLC A Shares Sponsored ADR (United Kingdom)	65,930	5,108,257

		24,618,902

Pharmaceuticals — 3.8%
Gilead Sciences, Inc. (a)	98,640	3,831,177
Pfizer, Inc.	203,780	4,271,229

		8,102,406

Retail — 3.7%
The Talbots, Inc. (a)	203,890	1,096,928
Target Corp.	75,770	3,720,307
Walgreen Co.	69,590	2,972,885

		7,790,120

Semiconductors — 1.1%
Xilinx, Inc.	64,650	2,253,699

Software — 4.4%
Microsoft Corp.	186,720	4,858,454
Oracle Corp.	122,060	4,400,263

		9,258,717

Telecommunications — 2.0%
AT&T, Inc.	72,721	2,263,078
Vodafone Group PLC Sponsored ADR (United Kingdom)	70,810	2,061,987

		4,325,065

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Textiles — 1.9%
Mohawk Industries, Inc. (a)	66,670	$4,002,867

Transportation — 1.4%
United Continental Holdings, Inc. (a)	133,470	3,045,785

TOTAL COMMON STOCK (Cost $180,496,651)		206,975,671

TOTAL EQUITIES (Cost $180,496,651)		206,975,671

TOTAL LONG-TERM INVESTMENTS (Cost $180,496,651)		206,975,671

	Principal Amount
SHORT-TERM INVESTMENTS — 5.4%
Repurchase Agreement — 5.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/11, 0.010%, due 5/02/11 (b)	$11,310,407	11,310,407

TOTAL SHORT-TERM INVESTMENTS (Cost $11,310,407)		11,310,407

TOTAL INVESTMENTS — 103.0% (Cost $191,807,058) (c)		218,286,078

Other Assets/(Liabilities) — (3.0)%		(6,259,330)

NET ASSETS — 100.0%		$212,026,748

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $11,310,417. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/38, and an aggregate market value, including accrued interest, of $11,537,863.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	1,000	$13,760
Lamar Advertising Co. Class A (a)	1,100	35,772
Omnicom Group, Inc.	5,500	270,545

		320,077

Aerospace & Defense — 1.5%
Alliant Techsystems, Inc.	700	49,455
BE Aerospace, Inc. (a)	1,100	42,449
The Boeing Co.	1,000	79,780
General Dynamics Corp.	17,580	1,280,176
Goodrich Corp.	3,600	318,132
L-3 Communications Holdings, Inc.	4,960	397,742
Lockheed Martin Corp.	4,000	317,000
Northrop Grumman Corp.	14,950	950,970
Raytheon Co.	20,370	988,963
Rockwell Collins, Inc.	1,400	88,340
United Technologies Corp.	2,680	240,074

		4,753,081

Agriculture — 1.6%
Altria Group, Inc.	38,300	1,027,972
Archer-Daniels-Midland Co.	27,500	1,018,050
Bunge Ltd.	1,700	128,248
Lorillard, Inc.	8,700	926,550
Philip Morris International, Inc.	16,900	1,173,536
Reynolds American, Inc.	16,240	602,666

		4,877,022

Airlines — 0.1%
AMR Corp. (a)	8,000	46,960
Copa Holdings SA Class A	700	40,705
Southwest Airlines Co.	29,900	351,325

		438,990

Apparel — 0.2%
VF Corp.	4,930	495,761

Auto Manufacturers — 0.0%
Tesla Motors, Inc. (a)	100	2,760

Automotive & Parts — 0.5%
Autoliv, Inc.	6,600	528,858
BorgWarner, Inc. (a)	400	30,896
Federal-Mogul Corp. (a)	9,000	238,500
Johnson Controls, Inc.	1,500	61,500
Lear Corp.	7,400	378,436
TRW Automotive Holdings Corp. (a)	7,490	427,379

		1,665,569

Banks — 7.7%
Associated Banc-Corp.	8,350	121,910

	Number of Shares	Value
BancorpSouth, Inc.	1,800	$24,390
Bank of America Corp.	392,273	4,817,112
Bank of Hawaii Corp.	1,320	64,403
Bank of New York Mellon Corp.	52,550	1,521,848
BB&T Corp.	16,619	447,383
BOK Financial Corp.	1,800	96,804
Capital One Financial Corp.	26,850	1,469,501
CapitalSource, Inc.	13,900	92,852
City National Corp.	1,970	112,507
Comerica, Inc.	8,100	307,233
Commerce Bancshares, Inc.	3,423	145,683
Cullen/Frost Bankers, Inc.	2,400	142,176
East West Bancorp, Inc.	4,800	101,424
Fifth Third Bancorp	44,460	589,984
First Citizens BancShares, Inc. Class A	218	43,602
First Horizon National Corp.	3,016	33,025
Fulton Financial Corp.	8,300	96,944
Huntington Bancshares, Inc.	39,571	268,687
KeyCorp	48,400	419,628
M&T Bank Corp.	3,440	303,993
Marshall & Ilsley Corp.	11,480	93,792
Northern Trust Corp.	2,300	114,977
PNC Financial Services Group, Inc.	22,836	1,423,596
Popular, Inc. (a)	34,100	107,415
Regions Financial Corp.	11,460	84,116
State Street Corp.	19,300	898,415
SunTrust Banks, Inc.	18,599	524,306
Synovus Financial Corp.	24,660	61,650
TCF Financial Corp.	5,300	82,627
U.S. Bancorp	83,190	2,147,966
Valley National Bancorp	7,197	103,061
Wells Fargo & Co.	236,610	6,887,717
Wilmington Trust Corp.	700	3,157
Zions Bancorp	1,450	35,453

		23,789,337

Beverages — 1.4%
Brown-Forman Corp. Class B	2,000	143,720
Central European Distribution Corp. (a)	3,400	40,188
The Coca-Cola Co.	21,590	1,456,461
Coca-Cola Enterprises, Inc.	18,120	514,789
Constellation Brands, Inc. Class A (a)	12,230	273,830
Dr. Pepper Snapple Group, Inc.	9,100	356,720
Hansen Natural Corp. (a)	100	6,615
Molson Coors Brewing Co. Class B	5,260	256,425
PepsiCo, Inc.	18,100	1,246,909

		4,295,657

Biotechnology — 1.3%
Amgen, Inc. (a)	45,200	2,569,620

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	900	$112,608
Biogen Idec, Inc. (a)	11,500	1,119,525
Charles River Laboratories International, Inc. (a)	700	29,533
Life Technologies Corp. (a)	1,060	58,512

		3,889,798

Building Materials — 0.2%
Armstrong World Industries, Inc.	800	35,800
Masco Corp.	8,500	114,070
Owens Corning, Inc. (a)	9,500	359,480
USG Corp. (a)	1,800	27,756

		537,106

Chemicals — 1.9%
Ashland, Inc.	3,100	192,448
Cabot Corp.	4,200	188,370
CF Industries Holdings, Inc.	2,428	343,683
Cytec Industries, Inc.	1,900	111,492
The Dow Chemical Co.	57,910	2,373,731
Eastman Chemical Co.	1,600	171,600
EI du Pont de Nemours & Co.	26,300	1,493,577
FMC Corp.	800	70,624
Huntsman Corp.	3,000	62,550
Intrepid Potash, Inc. (a)	2,100	71,946
PPG Industries, Inc.	6,700	634,289
RPM International, Inc.	2,500	58,750
The Sherwin-Williams Co.	300	24,687
Sigma-Aldrich Corp.	200	14,116
The Valspar Corp.	2,000	78,620

		5,890,483

Coal — 0.4%
Alpha Natural Resources, Inc. (a)	5,200	302,484
Arch Coal, Inc.	1,900	65,170
CONSOL Energy, Inc.	600	32,454
Massey Energy Co.	2,300	156,952
Peabody Energy Corp.	6,300	420,966
Walter Energy, Inc.	1,800	248,796

		1,226,822

Commercial Services — 0.8%
Aaron’s, Inc.	1,400	40,306
Booz Allen Hamilton Holding Corp. (a)	100	1,934
Convergys Corp. (a)	6,470	93,815
CoreLogic, Inc. (a)	100	1,841
Corrections Corporation of America (a)	3,600	89,604
Donnelley (R.R.) & Sons Co.	8,400	158,424
Education Management Corp. (a)	600	11,124
Equifax, Inc.	1,800	67,554
FTI Consulting, Inc. (a)	100	3,990
Green Dot Corp. Class A (a)	1,900	82,004
H&R Block, Inc.	13,000	224,770

	Number of Shares	Value
Hertz Global Holdings, Inc. (a)	1,100	$18,931
KAR Auction Services, Inc. (a)	14,900	290,550
Manpower, Inc.	1,900	125,875
McKesson Corp.	5,590	464,026
Monster Worldwide, Inc. (a)	1,800	29,538
Quanta Services, Inc. (a)	3,900	84,552
Service Corp. International	8,400	98,868
Total System Services, Inc.	10,100	190,385
Towers Watson & Co. Class A	7,200	412,992

		2,491,083

Computers — 0.6%
Brocade Communications Systems, Inc. (a)	3,900	24,375
Computer Sciences Corp.	10,070	513,369
Diebold, Inc.	3,200	108,160
Lexmark International, Inc. Class A (a)	9,000	290,250
Seagate Technology PLC	11,800	207,916
Synopsys, Inc. (a)	6,300	172,557
Western Digital Corp. (a)	12,800	509,440

		1,826,067

Cosmetics & Personal Care — 2.4%
Alberto-Culver Co.	610	22,777
Colgate-Palmolive Co.	1,100	92,785
The Procter & Gamble Co.	114,110	7,405,739

		7,521,301

Distribution & Wholesale — 0.2%
Genuine Parts Co.	6,800	365,160
Ingram Micro, Inc. Class A (a)	6,400	119,872
Tech Data Corp. (a)	1,500	79,695
WESCO International, Inc. (a)	1,200	74,340

		639,067

Diversified Financial — 7.3%
Ameriprise Financial, Inc.	11,130	690,728
BlackRock, Inc.	2,000	391,880
CBOE Holdings, Inc.	2,200	59,004
CIT Group, Inc. (a)	3,700	157,102
Citigroup, Inc. (a)	900,010	4,131,046
CME Group, Inc.	2,744	811,593
Discover Financial Services	25,600	635,904
E*TRADE Financial Corp. (a)	3,300	53,592
Federated Investors, Inc. Class B	800	20,624
The Goldman Sachs Group, Inc.	23,200	3,503,432
Interactive Brokers Group, Inc. Class A	6,700	117,518
Invesco Ltd.	12,800	318,336
Janus Capital Group, Inc.	7,200	87,624
JP Morgan Chase & Co.	184,927	8,438,219
Legg Mason, Inc.	7,600	282,340
LPL Investment Holdings, Inc. (a)	700	25,676
Morgan Stanley	50,700	1,325,805

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The NASDAQ OMX Group, Inc. (a)	13,500	$365,850
NYSE Euronext	9,000	360,450
Raymond James Financial, Inc.	7,400	277,500
SLM Corp. (a)	21,100	350,049

		22,404,272

Electric — 5.4%
The AES Corp. (a)	28,800	381,312
Alliant Energy Corp.	8,000	316,320
Ameren Corp.	7,760	227,446
American Electric Power Co., Inc.	20,130	734,342
Calpine Corp. (a)	6,600	110,550
CenterPoint Energy, Inc.	4,700	87,420
CMS Energy Corp.	12,900	255,420
Consolidated Edison, Inc.	13,160	685,899
Constellation Energy Group, Inc.	5,000	182,100
Dominion Resources, Inc.	26,300	1,220,846
DPL, Inc.	5,700	172,653
DTE Energy Co.	6,410	323,897
Duke Energy Corp.	62,916	1,173,383
Edison International	16,880	662,878
Entergy Corp.	9,800	683,256
Exelon Corp.	34,190	1,441,109
FirstEnergy Corp.	24,327	972,107
GenOn Energy, Inc. (a)	13,341	52,430
Great Plains Energy, Inc.	5,737	118,068
Hawaiian Electric Industries, Inc.	1,900	48,431
Integrys Energy Group, Inc.	3,640	190,590
MDU Resources Group, Inc.	2,500	59,725
NextEra Energy, Inc.	10,410	588,894
Northeast Utilities	9,100	323,960
NRG Energy, Inc. (a)	7,900	191,180
NSTAR	4,310	199,553
NV Energy, Inc.	13,700	208,103
OGE Energy Corp.	3,760	199,919
Pepco Holdings, Inc.	10,710	206,382
PG&E Corp.	18,630	858,470
Pinnacle West Capital Corp.	4,060	176,163
PPL Corp.	19,500	534,885
Progress Energy, Inc.	9,400	446,030
Public Service Enterprise Group, Inc.	10,600	341,002
SCANA Corp.	2,620	108,782
The Southern Co.	34,350	1,341,024
TECO Energy, Inc.	3,030	58,388
Westar Energy, Inc.	6,300	171,423
Wisconsin Energy Corp.	10,360	323,336
Xcel Energy, Inc.	12,820	311,911

		16,689,587

Electrical Components & Equipment — 0.2%
The Babcock & Wilcox Co. (a)	500	15,705
Energizer Holdings, Inc. (a)	900	67,977
General Cable Corp. (a)	3,700	179,450
Hubbell, Inc. Class B	1,400	97,986

	Number of Shares	Value
Molex, Inc.	6,300	$170,100

		531,218

Electronics — 0.5%
Arrow Electronics, Inc. (a)	7,800	355,602
Avnet, Inc. (a)	3,500	127,120
AVX Corp.	4,200	68,502
Garmin Ltd. (a)	1,200	41,076
Jabil Circuit, Inc.	1,900	37,696
PerkinElmer, Inc.	6,410	181,211
Thomas & Betts Corp. (a)	2,800	162,316
Vishay Intertechnology, Inc. (a)	28,400	541,872
Vishay Precision Group, Inc. (a)	9,800	161,700

		1,677,095

Energy – Alternate Sources — 0.1%
Covanta Holding Corp.	2,800	48,076
SunPower Corp. Class A (a)	7,500	163,275

		211,351

Engineering & Construction — 0.6%
Aecom Technology Corp. (a)	3,000	81,780
Chicago Bridge & Iron Co. NV	4,300	174,322
Fluor Corp.	7,600	531,544
Jacobs Engineering Group, Inc. (a)	1,700	84,337
KBR, Inc.	14,500	556,365
McDermott International, Inc. (a)	2,300	53,107
The Shaw Group, Inc. (a)	500	19,450
URS Corp. (a)	6,300	281,925

		1,782,830

Entertainment — 0.1%
International Speedway Corp. Class A	300	9,180
Madison Square Garden Co. Class A (a)	7,400	202,390
Penn National Gaming, Inc. (a)	2,900	116,029
Regal Entertainment Group Class A	3,700	50,986

		378,585

Environmental Controls — 0.3%
Republic Services, Inc.	7,890	249,482
Waste Connections, Inc.	250	7,693
Waste Management, Inc.	20,440	806,562

		1,063,737

Foods — 1.8%
Campbell Soup Co.	1,400	47,026
ConAgra Foods, Inc.	17,700	432,765
Corn Products International, Inc.	2,070	114,057
Dean Foods Co. (a)	8,100	90,639
Flowers Foods, Inc.	500	15,280
General Mills, Inc.	4,240	163,579
H.J. Heinz Co.	8,130	416,500
The Hershey Co.	5,600	323,176
Hormel Foods Corp.	6,500	191,165
The J.M. Smucker Co.	6,140	460,930

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kellogg Co.	400	$22,908
Kraft Foods, Inc. Class A	17,950	602,761
The Kroger Co.	27,940	679,221
McCormick & Co., Inc.	2,900	142,448
Ralcorp Holdings, Inc. (a)	500	38,900
Safeway, Inc.	16,300	396,253
Sara Lee Corp.	15,900	305,280
Smithfield Foods, Inc. (a)	18,100	426,436
SUPERVALU, Inc.	18,600	209,436
Tyson Foods, Inc. Class A	16,900	336,310

		5,415,070

Forest Products & Paper — 0.6%
Domtar Corp.	5,000	465,100
International Paper Co.	5,000	154,400
MeadWestvaco Corp.	11,300	380,697
Plum Creek Timber Co., Inc.	3,300	142,197
Rayonier, Inc.	2,200	145,992
Temple-Inland, Inc.	1,600	37,648
Weyerhaeuser Co.	21,822	502,124

		1,828,158

Gas — 0.6%
AGL Resources, Inc.	3,460	143,625
Atmos Energy Corp.	5,150	179,684
Energen Corp.	3,500	227,535
NiSource, Inc.	14,290	277,940
Sempra Energy	12,110	667,261
Southern Union Co.	5,300	158,470
UGI Corp.	5,890	196,137
Vectren Corp.	1,850	52,873

		1,903,525

Hand & Machine Tools — 0.2%
Kennametal, Inc.	1,500	63,330
Regal-Beloit Corp.	100	7,579
Snap-on, Inc.	2,730	168,632
Stanley Black & Decker, Inc.	4,135	300,408

		539,949

Health Care – Products — 2.6%
Alere, Inc. (a)	1,600	59,424
Baxter International, Inc.	3,700	210,530
Beckman Coulter, Inc.	3,100	256,835
Boston Scientific Corp. (a)	600	4,494
CareFusion Corp. (a)	6,000	176,220
The Cooper Cos., Inc.	2,500	187,250
Hill-Rom Holdings, Inc.	1,000	45,010
Hologic, Inc. (a)	10,000	220,200
Johnson & Johnson	93,700	6,157,964
Kinetic Concepts, Inc. (a)	2,100	123,963
Medtronic, Inc.	2,800	116,900
Zimmer Holdings, Inc. (a)	7,600	495,900

		8,054,690

	Number of Shares	Value
Health Care – Services — 2.5%
Aetna, Inc.	21,920	$907,049
CIGNA Corp.	12,300	576,009
Community Health Systems, Inc. (a)	3,200	98,336
Coventry Health Care, Inc. (a)	6,700	216,209
Health Net, Inc. (a)	5,800	193,140
Humana, Inc. (a)	7,900	601,348
LifePoint Hospitals, Inc. (a)	2,200	91,542
MEDNAX, Inc. (a)	100	7,092
Quest Diagnostics, Inc.	800	45,104
Tenet Healthcare Corp. (a)	13,300	92,169
Thermo Fisher Scientific, Inc. (a)	14,910	894,451
UnitedHealth Group, Inc.	54,500	2,683,035
Universal Health Services, Inc. Class B	400	21,912
WellPoint, Inc.	17,800	1,366,862

		7,794,258

Holding Company – Diversified — 0.1%
Leucadia National Corp.	7,100	274,486

Home Builders — 0.1%
D.R. Horton, Inc.	14,000	174,160
KB Home	3,200	37,792
Lennar Corp. Class A	4,400	83,556
Pulte Group, Inc. (a)	10,057	81,763
Toll Brothers, Inc. (a)	200	4,202

		381,473

Home Furnishing — 0.1%
Harman International Industries, Inc.	2,300	111,619
Whirlpool Corp.	4,000	344,720

		456,339

Household Products — 0.3%
Avery Dennison Corp.	4,000	166,960
The Clorox Co.	100	6,966
Fortune Brands, Inc.	6,260	407,401
Jarden Corp.	5,900	214,701
Kimberly-Clark Corp.	3,940	260,276

		1,056,304

Housewares — 0.1%
Newell Rubbermaid, Inc.	15,900	303,054

Insurance — 7.5%
ACE Ltd.	13,300	894,425
Aflac, Inc.	4,100	230,379
Alleghany Corp. (a)	165	54,364
Allied World Assurance Co. Holdings Ltd.	7,100	461,287
The Allstate Corp.	7,100	240,264
American Financial Group, Inc.	12,600	450,702
American International Group, Inc. (a)	7,202	224,342
American National Insurance Co.	380	30,058
Aon Corp.	6,560	342,235

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Arch Capital Group Ltd. (a)	1,700	$176,800
Arthur J. Gallagher & Co.	1,500	44,670
Aspen Insurance Holdings Ltd.	6,800	194,276
Assurant, Inc.	9,990	396,603
Assured Guaranty Ltd.	9,300	158,100
Axis Capital Holdings Ltd.	7,000	247,520
Berkshire Hathaway, Inc. Class B (a)	67,200	5,597,760
Brown & Brown, Inc.	1,100	28,435
The Chubb Corp.	12,960	844,862
Cincinnati Financial Corp.	6,320	200,218
CNA Financial Corp.	9,800	304,192
Endurance Specialty Holdings Ltd.	4,800	212,832
Erie Indemnity Co. Class A	1,650	119,509
Everest Re Group Ltd.	3,300	300,696
Fidelity National Financial, Inc. Class A	10,100	155,944
Genworth Financial, Inc. Class A (a)	3,760	45,834
The Hanover Insurance Group, Inc.	2,200	92,884
The Hartford Financial Services Group, Inc.	25,490	738,445
HCC Insurance Holdings, Inc.	4,970	161,724
Lincoln National Corp.	15,598	487,126
Loews Corp.	13,620	602,821
Markel Corp. (a)	285	118,925
Marsh & McLennan Cos., Inc.	900	27,252
MBIA, Inc. (a)	16,000	165,120
Mercury General Corp.	690	27,421
MetLife, Inc.	22,140	1,035,931
Old Republic International Corp.	4,200	53,214
OneBeacon Insurance Group Ltd. Class A	600	8,430
PartnerRe Ltd.	3,400	273,224
Principal Financial Group, Inc.	15,200	513,000
The Progressive Corp.	29,000	636,260
Protective Life Corp.	13,780	370,820
Prudential Financial, Inc.	24,900	1,579,158
Reinsurance Group of America, Inc. Class A	5,150	325,995
RenaissanceRe Holdings Ltd.	3,600	253,008
StanCorp Financial Group, Inc.	2,870	123,697
Symetra Financial Corp.	21,400	297,032
Torchmark Corp.	4,440	297,125
Transatlantic Holdings, Inc.	4,300	211,947
The Travelers Cos., Inc.	21,469	1,358,558
Unitrin, Inc.	4,750	143,640
Unum Group	15,200	402,496
Validus Holdings Ltd.	3,600	117,144
W.R. Berkley Corp.	5,300	172,833
Wesco Financial Corp.	48	18,816
White Mountains Insurance Group Ltd.	332	118,693
XL Group PLC	13,250	323,565

		23,012,611

	Number of Shares	Value
Internet — 0.9%
AOL, Inc. (a)	4,000	$81,520
eBay, Inc. (a)	27,300	939,120
Expedia, Inc.	6,200	155,186
IAC/InterActiveCorp (a)	7,350	265,409
Liberty Media Corp. — Interactive Class A (a)	31,700	554,116
Symantec Corp. (a)	39,300	772,245
Yahoo!, Inc. (a)	400	7,100

		2,774,696

Investment Companies — 0.0%
Ares Capital Corp.	8,400	148,764

Iron & Steel — 0.3%
AK Steel Holding Corp.	1,300	21,125
Nucor Corp.	10,300	483,688
Reliance Steel & Aluminum Co.	1,600	90,576
Schnitzer Steel Industries, Inc. Class A	1,700	105,519
Steel Dynamics, Inc.	6,000	109,140
United States Steel Corp.	1,990	94,943

		904,991

Leisure Time — 0.2%
Carnival Corp.	8,500	323,595
Royal Caribbean Cruises Ltd. (a)	4,300	171,226

		494,821

Lodging — 0.2%
Choice Hotels International, Inc.	1,000	37,380
Hyatt Hotels Corp. Class A (a)	3,900	172,809
MGM Resorts International (a)	9,900	125,334
Wyndham Worldwide Corp.	9,800	339,178

		674,701

Machinery – Construction & Mining — 0.2%
Ingersoll-Rand PLC	8,800	444,400
Terex Corp. (a)	4,600	159,988

		604,388

Machinery – Diversified — 0.4%
AGCO Corp. (a)	3,870	222,835
CNH Global NV (a)	600	28,980
Deere & Co.	900	87,750
Eaton Corp.	9,600	513,888
Gardner Denver, Inc.	600	51,846
IDEX Corp.	700	32,844
Wabtec Corp.	1,200	85,656
Zebra Technologies Corp. Class A (a)	1,800	70,722

		1,094,521

Manufacturing — 3.8%
AptarGroup, Inc.	4,200	220,290
Carlisle Cos., Inc.	2,700	133,758
Crane Co.	2,120	105,809
Danaher Corp.	2,400	132,576

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dover Corp.	3,700	$251,748
General Electric Co.	392,090	8,018,241
Harsco Corp.	1,400	49,840
ITT Corp.	6,300	364,077
Leggett & Platt, Inc.	3,410	89,649
Parker Hannifin Corp.	5,700	537,624
Pentair, Inc.	1,700	68,272
SPX Corp.	1,200	103,740
Teleflex, Inc.	2,920	183,989
Textron, Inc.	10,600	276,660
Trinity Industries, Inc.	4,300	155,660
Tyco International Ltd.	20,400	994,296

		11,686,229

Media — 5.3%
Cablevision Systems Corp. Class A	12,300	433,329
CBS Corp. Class B	25,100	633,022
Central European Media Enterprises Ltd. Class A (a)	1,200	27,492
Comcast Corp. Class A	135,800	3,563,392
Discovery Communications, Inc. Series A (a)	3,800	168,188
DISH Network Corp. Class A (a)	14,000	350,560
Gannett Co., Inc.	15,455	232,752
John Wiley & Sons, Inc. Class A	100	5,093
Liberty Global, Inc. Class A (a)	11,700	544,050
Liberty Media Corp.-Starz Series A (a)	3,100	238,235
Liberty Media Corp. Capital Class A (a)	3,200	263,264
The McGraw-Hill Cos., Inc.	5,700	230,679
Meredith Corp.	4,900	163,758
The New York Times Co. Class A (a)	8,800	71,544
News Corp. Class A	77,500	1,381,050
Thomson Reuters Corp.	2,300	93,081
Time Warner Cable, Inc.	16,963	1,325,319
Time Warner, Inc.	39,990	1,514,021
Viacom, Inc. Class B	21,000	1,074,360
The Walt Disney Co.	82,890	3,572,559
The Washington Post Co. Class B	954	415,849

		16,301,597

Metal Fabricate & Hardware — 0.1%
Commercial Metals Co.	1,100	18,436
The Timken Co.	2,800	157,892

		176,328

Mining — 0.3%
Alcoa, Inc.	45,200	768,400
Royal Gold, Inc.	1,600	97,568
Vulcan Materials Co.	600	27,120

		893,088

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	6,600	162,096

	Number of Shares	Value
Xerox Corp.	59,956	$604,956

		767,052

Oil & Gas — 10.7%
Anadarko Petroleum Corp.	14,150	1,117,001
Apache Corp.	9,148	1,220,069
Atwood Oceanics, Inc. (a)	2,400	107,832
Cabot Oil & Gas Corp.	100	5,628
Chesapeake Energy Corp.	29,900	1,006,733
Chevron Corp.	100,195	10,965,341
Comstock Resources, Inc. (a)	900	28,854
ConocoPhillips	56,948	4,494,905
Denbury Resources, Inc. (a)	8,614	194,418
Devon Energy Corp.	20,550	1,870,050
Diamond Offshore Drilling, Inc.	3,200	242,784
Exxon Mobil Corp.	22,600	1,988,800
Forest Oil Corp. (a)	600	21,546
Frontier Oil Corp.	10,700	298,958
Helmerich & Payne, Inc.	2,400	159,216
Hess Corp.	15,800	1,358,168
Holly Corp.	2,100	121,590
Marathon Oil Corp.	30,800	1,664,432
Murphy Oil Corp.	9,200	712,816
Nabors Industries Ltd. (a)	4,400	134,816
Newfield Exploration Co. (a)	6,600	467,280
Noble Energy, Inc.	6,100	587,247
Occidental Petroleum Corp.	17,700	2,022,933
Patterson-UTI Energy, Inc.	7,400	230,214
Petrohawk Energy Corp. (a)	400	10,804
Pioneer Natural Resources Co.	1,900	194,237
Plains Exploration & Production Co. (a)	1,200	45,648
Pride International, Inc. (a)	1,600	70,256
QEP Resources, Inc.	200	8,546
Questar Corp.	7,100	124,747
Quicksilver Resources, Inc. (a)	1,400	20,790
Rowan Companies, Inc. (a)	2,800	116,760
SandRidge Energy, Inc. (a)	1,200	14,832
SM Energy Co.	1,400	106,204
Sunoco, Inc.	7,400	315,684
Tesoro Corp. (a)	10,300	279,336
Unit Corp. (a)	200	12,604
Valero Energy Corp.	27,164	768,741
Whiting Petroleum Corp. (a)	1,300	90,350

		33,201,170

Oil & Gas Services — 1.2%
Baker Hughes, Inc.	5,803	449,210
Cameron International Corp. (a)	2,000	105,440
Dresser-Rand Group, Inc. (a)	200	10,508
Exterran Holdings, Inc. (a)	2,600	56,446
National Oilwell Varco, Inc.	22,700	1,740,863
Oceaneering International, Inc. (a)	2,200	192,324
Oil States International, Inc. (a)	1,600	132,816

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SEACOR Holdings, Inc.	5,300	$523,799
Superior Energy Services, Inc. (a)	4,100	157,522
Tidewater, Inc.	30	1,786
Weatherford International Ltd. (a)	19,900	429,442

		3,800,156

Packaging & Containers — 0.3%
Ball Corp.	6,300	235,053
Bemis Co., Inc.	1,060	33,220
Greif, Inc. Class A	500	31,050
Owens-IIlinois, Inc. (a)	2,800	83,076
Packaging Corporation of America	4,600	131,238
Sealed Air Corp.	14,500	373,665
Sonoco Products Co.	3,400	117,504

		1,004,806

Pharmaceuticals — 6.2%
Abbott Laboratories	2,700	140,508
Bristol-Myers Squibb Co.	67,900	1,907,990
Cardinal Health, Inc.	10,000	436,900
Cephalon, Inc. (a)	4,300	330,240
Eli Lilly & Co.	39,920	1,477,439
Endo Pharmaceuticals Holdings, Inc. (a)	5,700	223,212
Forest Laboratories, Inc. (a)	17,800	590,248
Mead Johnson Nutrition Co.	1,600	107,008
Merck & Co., Inc.	139,828	5,026,817
Mylan, Inc. (a)	2,500	62,300
Omnicare, Inc.	3,400	106,828
Pfizer, Inc.	392,636	8,229,651
Watson Pharmaceuticals, Inc. (a)	5,860	363,437

		19,002,578

Pipelines — 0.6%
El Paso Corp.	21,950	426,050
National Fuel Gas Co.	1,350	98,955
ONEOK, Inc.	5,280	369,283
Spectra Energy Corp.	21,700	630,168
The Williams Cos., Inc.	6,300	208,971

		1,733,427

Real Estate — 0.1%
Forest City Enterprises, Inc. Class A (a)	12,700	243,967
The Howard Hughes Corp. (a)	100	6,477

		250,444

Real Estate Investment Trusts (REITS) — 3.1%
Alexandria Real Estate Equities, Inc.	2,200	180,730
AMB Property Corp.	3,600	131,040
Annaly Capital Management, Inc.	27,160	484,534
Apartment Investment & Management Co. Class A	2,100	56,616
AvalonBay Communities, Inc.	3,604	456,303
Boston Properties, Inc.	5,100	533,103

	Number of Shares	Value
Brandywine Realty Trust	10,900	$138,430
BRE Properties, Inc.	800	40,576
Camden Property Trust	2,900	181,975
Chimera Investment Corp.	53,500	216,675
CommonWealth	5,167	141,524
Corporate Office Properties Trust	600	21,126
Developers Diversified Realty Corp.	7,500	110,550
Douglas Emmett, Inc.	2,700	56,187
Duke Realty Corp.	8,200	125,050
Equity Residential	10,900	650,948
Essex Property Trust, Inc.	700	94,836
Federal Realty Investment Trust	500	43,780
General Growth Properties, Inc.	1,940	32,398
HCP, Inc.	16,200	641,844
Health Care, Inc.	6,000	322,620
Hospitality Properties Trust	8,240	198,996
Host Hotels & Resorts, Inc.	29,103	517,742
Kimco Realty Corp.	20,700	404,478
Liberty Property Trust	4,070	143,142
The Macerich Co.	5,682	300,123
Mack-Cali Realty Corp.	3,060	108,079
Nationwide Health Properties, Inc.	4,400	192,720
Piedmont Office Realty Trust, Inc. Class A	2,800	55,720
ProLogis	16,000	260,640
Public Storage	400	46,924
Realty Income Corp.	4,800	170,640
Regency Centers Corp.	3,100	145,886
Senior Housing Properties Trust	9,700	230,084
Simon Property Group, Inc.	3,300	377,982
SL Green Realty Corp.	3,600	297,108
Taubman Centers, Inc.	700	40,705
UDR, Inc.	7,500	194,175
Ventas, Inc.	4,000	223,720
Vornado Realty Trust	7,658	740,376
Weingarten Realty Investors	5,400	142,614

		9,452,699

Retail — 2.2%
Abercrombie & Fitch Co. Class A	1,600	113,280
American Eagle Outfitters, Inc.	11,900	185,164
AutoNation, Inc. (a)	1,140	38,657
BJ’s Wholesale Club, Inc. (a)	2,100	107,772
Brinker International, Inc.	2,700	65,043
CVS Caremark Corp.	35,400	1,282,896
Foot Locker, Inc.	23,300	501,416
GameStop Corp. Class A (a)	9,600	246,528
The Gap, Inc.	5,500	127,820
J.C. Penney Co., Inc.	6,200	238,390
Kohl’s Corp.	3,600	189,756
Lowe’s Cos., Inc.	17,000	446,250
Macy’s, Inc.	21,344	510,335
Office Depot, Inc. (a)	10,800	46,548

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RadioShack Corp.	4,070	$64,347
Sears Holdings Corp. (a)	310	26,651
Signet Jewelers Ltd. (a)	7,600	332,500
Wal-Mart Stores, Inc.	36,700	2,017,766
Walgreen Co.	5,300	226,416
Wendy’s/Arby’s Group, Inc. Class A	6,600	31,812

		6,799,347

Savings & Loans — 0.3%
First Niagara Financial Group, Inc.	15,500	223,200
Hudson City Bancorp, Inc.	18,850	179,641
New York Community Bancorp, Inc.	16,990	282,034
People’s United Financial, Inc.	15,400	210,826
Washington Federal, Inc.	3,916	63,008

		958,709

Semiconductors — 1.5%
Advanced Micro Devices, Inc. (a)	4,900	44,590
Atmel Corp. (a)	10,200	156,060
Fairchild Semiconductor International, Inc. (a)	20,800	436,176
Intel Corp.	68,500	1,588,515
International Rectifier Corp. (a)	3,100	107,136
Intersil Corp. Class A	2,200	32,494
KLA-Tencor Corp.	6,900	302,910
LSI Corp. (a)	30,600	224,298
MEMC Electronic Materials, Inc. (a)	7,300	86,359
Micron Technology, Inc. (a)	27,600	311,604
National Semiconductor Corp.	4,300	103,716
Novellus Systems, Inc. (a)	9,680	310,728
PMC-Sierra, Inc. (a)	8,500	68,170
Texas Instruments, Inc.	27,800	987,734

		4,760,490

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. (a)	2,808	112,320

Software — 1.4%
Activision Blizzard, Inc.	29,700	338,283
Broadridge Financial Solutions, Inc.	500	11,620
CA, Inc.	12,190	299,752
Compuware Corp. (a)	9,990	113,187
Electronic Arts, Inc. (a)	700	14,126
Fidelity National Information Services, Inc.	9,800	324,380
Fiserv, Inc. (a)	1,900	116,489
Microsoft Corp.	116,900	3,041,738

		4,259,575

Telecommunications — 6.3%
Amdocs Ltd. (a)	9,100	279,825
AT&T, Inc.	252,214	7,848,900
CenturyLink, Inc.	28,807	1,174,750
Clearwire Corp. Class A (a)	1,900	9,234
Corning, Inc.	60,500	1,266,870
EchoStar Corp. (a)	11,300	419,004

	Number of Shares	Value
Frontier Communications Corp.	15,789	$130,575
Leap Wireless International, Inc. (a)	1,500	22,260
MetroPCS Communications, Inc. (a)	9,900	166,617
Motorola Solutions, Inc. (a)	13,700	628,556
NII Holdings, Inc. (a)	1,000	41,580
Sprint Nextel Corp. (a)	113,600	588,448
Telephone & Data Systems, Inc.	6,500	218,140
Tellabs, Inc.	28,800	141,696
US Cellular Corp. (a)	2,200	108,328
Verizon Communications, Inc.	155,758	5,884,537
Virgin Media, Inc.	15,200	459,952
Windstream Corp.	8,362	107,117

		19,496,389

Textiles — 0.1%
Cintas Corp.	6,200	192,510
Mohawk Industries, Inc. (a)	2,530	151,901

		344,411

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	7,300	195,056

Transportation — 1.8%
Alexander & Baldwin, Inc.	2,200	115,940
Con-way, Inc.	1,300	50,596
CSX Corp.	23,300	1,833,477
FedEx Corp.	1,800	172,206
Frontline Ltd.	400	8,844
Kansas City Southern (a)	1,200	69,732
Kirby Corp. (a)	1,400	79,492
Norfolk Southern Corp.	14,400	1,075,392
Ryder System, Inc.	990	52,965
Teekay Corp.	1,300	44,187
Union Pacific Corp.	15,300	1,583,091
United Continental Holdings, Inc. (a)	17,400	397,068
UTI Worldwide, Inc.	300	6,723

		5,489,713

Trucking & Leasing — 0.0%
GATX Corp.	1,900	80,313

Water — 0.1%
American Water Works Co., Inc.	9,100	267,358
Aqua America, Inc.	8,200	184,910

		452,268

TOTAL COMMON STOCK (Cost $263,284,836)		308,333,620

TOTAL EQUITIES (Cost $263,284,836)		308,333,620

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value

Rights — 0.0%
Auto Manufacturers — 0.0%
Sanofi, Expires 12/31/20 (a)	900	$2,232

TOTAL RIGHTS (Cost $2,119)		2,232

TOTAL LONG-TERM INVESTMENTS (Cost $263,286,955)		308,335,852

	Principal Amount
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/11, 0.010%, due 5/02/11 (b)	$594,540	594,540

TOTAL SHORT-TERM INVESTMENTS (Cost $594,540)		594,540

TOTAL INVESTMENTS — 100.0% (Cost $263,881,495) (c)		308,930,392

Other Assets/(Liabilities) — (0.0)%		(56,137)

NET ASSETS — 100.0%		$308,874,255

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $594,540. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $607,754.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.1%

COMMON STOCK — 100.1%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	1,998	$23,476
Omnicom Group, Inc.	245	12,052

		35,528

Aerospace & Defense — 2.0%
The Boeing Co.	195	15,557
General Dynamics Corp.	593	43,182
Goodrich Corp.	98	8,660
L-3 Communications Holdings, Inc.	247	19,807
Lockheed Martin Corp.	594	47,074
Northrop Grumman Corp.	593	37,721
Raytheon Co.	741	35,976
Rockwell Collins, Inc.	99	6,247
United Technologies Corp.	1,226	109,825

		324,049

Agriculture — 2.4%
Altria Group, Inc.	2,669	71,636
Archer-Daniels-Midland Co.	884	32,726
Lorillard, Inc.	399	42,493
Philip Morris International, Inc.	3,156	219,153
Reynolds American, Inc.	494	18,332

		384,340

Airlines — 0.2%
Southwest Airlines Co.	2,193	25,768

Apparel — 0.4%
Nike, Inc. Class B	593	48,816
VF Corp.	198	19,911

		68,727

Auto Manufacturers — 0.7%
Ford Motor Co. (a)	5,838	90,314
Paccar, Inc.	393	20,872

		111,186

Automotive & Parts — 0.1%
The Goodyear Tire & Rubber Co. (a)	490	8,894
Johnson Controls, Inc.	242	9,922

		18,816

Banks — 4.2%
Bank of America Corp.	9,621	118,146
Bank of New York Mellon Corp.	1,684	48,769
BB&T Corp.	590	15,883
Capital One Financial Corp.	899	49,202
Comerica, Inc.	98	3,717
Fifth Third Bancorp	1,333	17,689
First Horizon National Corp.	103	1,128
Huntington Bancshares, Inc.	1,600	10,864

	Number of Shares	Value
KeyCorp	1,839	$15,944
M&T Bank Corp.	198	17,497
Marshall & Ilsley Corp.	341	2,786
Northern Trust Corp.	149	7,448
PNC Financial Services Group, Inc.	743	46,319
Regions Financial Corp.	378	2,775
State Street Corp.	491	22,856
SunTrust Banks, Inc.	543	15,307
U.S. Bancorp	2,516	64,963
Wells Fargo & Co.	7,710	224,438
Zions Bancorp	98	2,396

		688,127

Beverages — 2.2%
Brown-Forman Corp. Class B	97	6,970
The Coca-Cola Co.	2,659	179,376
Coca-Cola Enterprises, Inc.	941	26,734
Constellation Brands, Inc. Class A (a)	747	16,725
Dr. Pepper Snapple Group, Inc.	794	31,125
Molson Coors Brewing Co. Class B	297	14,479
PepsiCo, Inc.	1,220	84,046

		359,455

Biotechnology — 0.9%
Amgen, Inc. (a)	1,585	90,107
Biogen Idec, Inc. (a)	397	38,648
Celgene Corp. (a)	99	5,829
Life Technologies Corp. (a)	172	9,495

		144,079

Building Materials — 0.0%
Masco Corp.	442	5,932

Chemicals — 2.0%
Air Products & Chemicals, Inc.	197	18,817
Airgas, Inc.	99	6,876
CF Industries Holdings, Inc.	99	14,013
The Dow Chemical Co.	2,181	89,399
Eastman Chemical Co.	94	10,082
Ecolab, Inc.	97	5,118
EI du Pont de Nemours & Co.	1,182	67,126
FMC Corp.	100	8,828
International Flavors & Fragrances, Inc.	99	6,288
Monsanto Co.	699	47,560
PPG Industries, Inc.	297	28,117
Praxair, Inc.	98	10,429
Sigma-Aldrich Corp.	98	6,917

		319,570

Coal — 0.2%
CONSOL Energy, Inc.	99	5,355
Massey Energy Co.	99	6,756
Peabody Energy Corp.	195	13,030

		25,141

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 1.6%
Apollo Group, Inc. Class A (a)	798	$31,944
Automatic Data Processing, Inc.	591	32,121
DeVry, Inc.	99	5,237
Donnelley (R.R.) & Sons Co.	234	4,413
Equifax, Inc.	149	5,592
H&R Block, Inc.	794	13,728
Iron Mountain, Inc.	98	3,121
MasterCard, Inc. Class A	89	24,554
McKesson Corp.	394	32,706
Monster Worldwide, Inc. (a)	300	4,923
Moody’s Corp.	297	11,625
Paychex, Inc.	297	9,715
Quanta Services, Inc. (a)	97	2,103
Robert Half International, Inc.	97	2,942
SAIC, Inc. (a)	395	6,873
Total System Services, Inc.	289	5,448
Visa, Inc. Class A	490	38,279
Western Union Co.	1,334	28,347

		263,671

Computers — 7.4%
Apple, Inc. (a)	1,276	444,341
Cognizant Technology Solutions Corp. Class A (a)	95	7,875
Computer Sciences Corp.	643	32,780
Dell, Inc. (a)	3,156	48,950
EMC Corp. (a)	2,704	76,631
Hewlett-Packard Co.	3,391	136,895
International Business Machines Corp.	1,969	335,872
Lexmark International, Inc. Class A (a)	699	22,543
NetApp, Inc. (a)	542	28,173
SanDisk Corp. (a)	491	24,128
Teradata Corp. (a)	187	10,457
Western Digital Corp. (a)	791	31,482

		1,200,127

Cosmetics & Personal Care — 1.3%
Avon Products, Inc.	293	8,608
Colgate-Palmolive Co.	294	24,799
The Estee Lauder Cos., Inc. Class A	95	9,215
The Procter & Gamble Co.	2,729	177,112

		219,734

Distribution & Wholesale — 0.2%
Fastenal Co.	99	6,642
Genuine Parts Co.	297	15,949
W.W. Grainger, Inc.	99	15,008

		37,599

Diversified Financial — 5.7%
American Express Co.	1,374	67,436
Ameriprise Financial, Inc.	504	31,278
BlackRock, Inc.	100	19,594
The Charles Schwab Corp.	497	9,100

	Number of Shares	Value
Citigroup, Inc. (a)	37,591	$172,543
CME Group, Inc.	82	24,253
Discover Financial Services	1,138	28,268
E*TRADE Financial Corp. (a)	98	1,591
Federated Investors, Inc. Class B	198	5,104
Franklin Resources, Inc.	198	25,566
The Goldman Sachs Group, Inc.	686	103,593
IntercontinentalExchange, Inc. (a)	99	11,915
Invesco Ltd.	593	14,748
Janus Capital Group, Inc.	500	6,085
JP Morgan Chase & Co.	5,931	270,631
Legg Mason, Inc.	198	7,356
Morgan Stanley	1,873	48,979
The NASDAQ OMX Group, Inc. (a)	1,098	29,756
NYSE Euronext	297	11,895
SLM Corp. (a)	1,278	21,202
T. Rowe Price Group, Inc.	297	19,082

		929,975

Electric — 2.9%
The AES Corp. (a)	882	11,678
Ameren Corp.	291	8,529
American Electric Power Co., Inc.	642	23,420
CenterPoint Energy, Inc.	387	7,198
CMS Energy Corp.	497	9,840
Consolidated Edison, Inc.	345	17,981
Constellation Energy Group, Inc.	290	10,562
Dominion Resources, Inc.	687	31,890
DTE Energy Co.	145	7,327
Duke Energy Corp.	1,911	35,640
Edison International	593	23,287
Entergy Corp.	297	20,707
Exelon Corp.	886	37,345
FirstEnergy Corp.	756	30,210
Integrys Energy Group, Inc.	199	10,420
NextEra Energy, Inc.	298	16,858
Northeast Utilities	397	14,133
NRG Energy, Inc. (a)	300	7,260
Pepco Holdings, Inc.	299	5,762
PG&E Corp.	542	24,975
Pinnacle West Capital Corp.	197	8,548
PPL Corp.	595	16,321
Progress Energy, Inc.	397	18,838
Public Service Enterprise Group, Inc.	489	15,731
SCANA Corp.	98	4,069
The Southern Co.	993	38,767
TECO Energy, Inc.	95	1,831
Wisconsin Energy Corp.	198	6,179
Xcel Energy, Inc.	345	8,394

		473,700

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	634	38,522
Molex, Inc.	89	2,403

		40,925

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electronics — 0.3%
Agilent Technologies, Inc. (a)	395	$19,715
Amphenol Corp. Class A	99	5,535
FLIR Systems, Inc.	99	3,487
Jabil Circuit, Inc.	282	5,595
PerkinElmer, Inc.	446	12,608
Waters Corp. (a)	99	9,702

		56,642

Engineering & Construction — 0.2%
Fluor Corp.	297	20,772
Jacobs Engineering Group, Inc. (a)	197	9,773

		30,545

Entertainment — 0.0%
International Game Technology	295	5,219

Environmental Controls — 0.4%
Republic Services, Inc.	563	17,802
Stericycle, Inc. (a)	99	9,037
Waste Management, Inc.	987	38,947

		65,786

Foods — 1.3%
Campbell Soup Co.	97	3,258
ConAgra Foods, Inc.	593	14,499
Dean Foods Co. (a)	1,095	12,253
General Mills, Inc.	288	11,111
H.J. Heinz Co.	393	20,133
The Hershey Co.	298	17,198
Hormel Foods Corp.	296	8,705
The J.M. Smucker Co.	99	7,432
Kellogg Co.	98	5,613
Kraft Foods, Inc. Class A	169	5,675
The Kroger Co.	694	16,871
McCormick & Co., Inc.	98	4,814
Safeway, Inc.	491	11,936
Sara Lee Corp.	1,181	22,675
SUPERVALU, Inc.	1,593	17,937
Sysco Corp.	189	5,464
Tyson Foods, Inc. Class A	584	11,622
Whole Foods Market, Inc.	195	12,238

		209,434

Forest Products & Paper — 0.4%
International Paper Co.	634	19,578
MeadWestvaco Corp.	784	26,413
Plum Creek Timber Co., Inc.	98	4,223
Weyerhaeuser Co.	625	14,381

		64,595

Gas — 0.2%
Nicor, Inc.	99	5,488
NiSource, Inc.	385	7,488
Sempra Energy	295	16,254

		29,230

	Number of Shares	Value
Hand & Machine Tools — 0.1%
Snap-on, Inc.	99	$6,115
Stanley Black & Decker, Inc.	124	9,009

		15,124

Health Care – Products — 2.7%
Baxter International, Inc.	791	45,008
Becton, Dickinson & Co.	297	25,524
Boston Scientific Corp. (a)	91	681
C.R. Bard, Inc.	99	10,568
CareFusion Corp. (a)	291	8,547
Covidien PLC	500	27,845
Intuitive Surgical, Inc. (a)	1	350
Johnson & Johnson	3,294	216,482
Medtronic, Inc.	777	32,440
St. Jude Medical, Inc.	99	5,290
Stryker Corp.	494	29,146
Varian Medical Systems, Inc. (a)	199	13,970
Zimmer Holdings, Inc. (a)	297	19,379

		435,230

Health Care – Services — 1.6%
Aetna, Inc.	691	28,594
CIGNA Corp.	442	20,699
Coventry Health Care, Inc. (a)	387	12,488
DaVita, Inc. (a)	99	8,721
Humana, Inc. (a)	297	22,608
Laboratory Corporation of America Holdings (a)	98	9,454
Quest Diagnostics, Inc.	197	11,107
Tenet Healthcare Corp. (a)	174	1,206
Thermo Fisher Scientific, Inc. (a)	491	29,455
UnitedHealth Group, Inc.	1,628	80,146
WellPoint, Inc.	490	37,627

		262,105

Holding Company – Diversified — 0.1%
Leucadia National Corp.	297	11,482

Home Builders — 0.1%
D.R. Horton, Inc.	541	6,730
Lennar Corp. Class A	198	3,760
Pulte Group, Inc. (a)	226	1,837

		12,327

Home Furnishing — 0.1%
Harman International Industries, Inc.	99	4,804
Whirlpool Corp.	198	17,064

		21,868

Household Products — 0.3%
Avery Dennison Corp.	197	8,223
The Clorox Co.	49	3,413
Fortune Brands, Inc.	149	9,697
Kimberly-Clark Corp.	390	25,763

		47,096

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.0%
Newell Rubbermaid, Inc.	391	$7,452

Insurance — 4.3%
ACE Ltd.	500	33,625
Aflac, Inc.	690	38,771
The Allstate Corp.	538	18,206
American International Group, Inc. (a)	302	9,407
Aon Corp.	349	18,207
Assurant, Inc.	695	27,592
Berkshire Hathaway, Inc. Class B (a)	1,908	158,936
The Chubb Corp.	442	28,814
Cincinnati Financial Corp.	293	9,282
Genworth Financial, Inc. Class A (a)	189	2,304
The Hartford Financial Services Group, Inc.	990	28,680
Lincoln National Corp.	742	23,173
Loews Corp.	493	21,820
Marsh & McLennan Cos., Inc.	691	20,924
MetLife, Inc.	1,533	71,729
Principal Financial Group, Inc.	793	26,764
The Progressive Corp.	887	19,461
Prudential Financial, Inc.	838	53,146
Torchmark Corp.	298	19,942
The Travelers Cos., Inc.	839	53,092
Unum Group	493	13,055
XL Group PLC	486	11,868

		708,798

Internet — 2.4%
Akamai Technologies, Inc. (a)	97	3,341
Amazon.com, Inc. (a)	194	38,121
eBay, Inc. (a)	1,282	44,101
Expedia, Inc.	291	7,284
F5 Networks, Inc. (a)	100	10,136
Google, Inc. Class A (a)	371	201,861
Netflix, Inc. (a)	25	5,817
Priceline.com, Inc. (a)	53	28,991
Symantec Corp. (a)	1,486	29,200
VeriSign, Inc.	242	8,944
Yahoo!, Inc. (a)	484	8,591

		386,387

Iron & Steel — 0.4%
AK Steel Holding Corp.	198	3,217
Allegheny Technologies, Inc.	98	7,056
Cliffs Natural Resources, Inc.	298	27,929
Nucor Corp.	343	16,107
United States Steel Corp.	98	4,676

		58,985

Leisure Time — 0.2%
Carnival Corp.	398	15,152
Harley-Davidson, Inc.	294	10,954

		26,106

	Number of Shares	Value
Lodging — 0.3%
Marriott International, Inc. Class A	198	$6,989
Starwood Hotels & Resorts Worldwide, Inc.	198	11,795
Wyndham Worldwide Corp.	297	10,279
Wynn Resorts Ltd.	99	14,568

		43,631

Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	685	79,056
Ingersoll-Rand PLC	300	15,150
Joy Global, Inc.	200	20,190

		114,396

Machinery – Diversified — 0.8%
Cummins, Inc.	197	23,675
Deere & Co.	394	38,415
Eaton Corp.	492	26,337
Flowserve Corp.	99	12,535
Rockwell Automation, Inc.	197	17,165
Roper Industries, Inc.	199	17,212

		135,339

Manufacturing — 4.7%
3M Co.	885	86,031
Danaher Corp.	592	32,702
Dover Corp.	295	20,072
General Electric Co.	19,186	392,354
Honeywell International, Inc.	1,086	66,496
Illinois Tool Works, Inc.	636	37,149
ITT Corp.	245	14,158
Leggett & Platt, Inc.	237	6,231
Pall Corp.	198	11,571
Parker Hannifin Corp.	297	28,013
Textron, Inc.	1,045	27,274
Tyco International Ltd.	800	38,992

		761,043

Media — 3.6%
Cablevision Systems Corp. Class A	400	14,092
CBS Corp. Class B	1,086	27,389
Comcast Corp. Class A	4,034	105,852
DIRECTV Class A (a)	977	47,472
Discovery Communications, Inc. Series A (a)	200	8,852
Gannett Co., Inc.	1,226	18,463
The McGraw-Hill Cos., Inc.	393	15,905
News Corp. Class A	2,946	52,498
Scripps Networks Interactive Class A	99	5,091
Time Warner Cable, Inc.	538	42,034
Time Warner, Inc.	1,537	58,191
Viacom, Inc. Class B	885	45,277
The Walt Disney Co.	2,355	101,500
The Washington Post Co. Class B	86	37,487

		580,103

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mining — 0.9%
Alcoa, Inc.	1,581	$26,877
Freeport-McMoRan Copper & Gold, Inc.	1,456	80,123
Newmont Mining Corp.	590	34,580
Titanium Metals Corp. (a)	98	1,963
Vulcan Materials Co.	99	4,475

		148,018

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	395	9,701
Xerox Corp.	1,940	19,575

		29,276

Oil & Gas — 10.6%
Anadarko Petroleum Corp.	398	31,418
Apache Corp.	197	26,274
Cabot Oil & Gas Corp.	99	5,572
Chesapeake Energy Corp.	742	24,983
Chevron Corp.	3,345	366,077
ConocoPhillips	2,760	217,847
Denbury Resources, Inc. (a)	299	6,748
Devon Energy Corp.	598	54,418
Diamond Offshore Drilling, Inc.	199	15,098
EOG Resources, Inc.	99	11,178
Exxon Mobil Corp.	7,045	619,960
Helmerich & Payne, Inc.	100	6,634
Hess Corp.	449	38,596
Marathon Oil Corp.	1,289	69,658
Murphy Oil Corp.	397	30,760
Nabors Industries Ltd. (a)	593	18,169
Newfield Exploration Co. (a)	200	14,160
Noble Corp.	400	17,204
Noble Energy, Inc.	198	19,061
Occidental Petroleum Corp.	333	38,059
Pioneer Natural Resources Co.	99	10,121
QEP Resources, Inc.	97	4,145
Range Resources Corp.	99	5,589
Rowan Companies, Inc. (a)	187	7,798
Southwestern Energy Co. (a)	100	4,386
Sunoco, Inc.	399	17,021
Tesoro Corp. (a)	890	24,137
Valero Energy Corp.	995	28,158

		1,733,229

Oil & Gas Services — 1.5%
Baker Hughes, Inc.	513	39,711
Cameron International Corp. (a)	95	5,008
FMC Technologies, Inc. (a)	194	9,017
Halliburton Co.	580	29,279
National Oilwell Varco, Inc.	1,033	79,221
Schlumberger Ltd.	889	79,788

		242,024

	Number of Shares	Value
Packaging & Containers — 0.3%
Ball Corp.	298	$11,118
Bemis Co., Inc.	58	1,818
Owens-IIlinois, Inc. (a)	197	5,845
Sealed Air Corp.	890	22,935

		41,716

Pharmaceuticals — 5.5%
Abbott Laboratories	1,668	86,803
Allergan, Inc.	94	7,479
AmerisourceBergen Corp.	391	15,890
Bristol-Myers Squibb Co.	2,458	69,070
Cardinal Health, Inc.	690	30,146
Cephalon, Inc. (a)	299	22,963
DENTSPLY International, Inc.	99	3,716
Eli Lilly & Co.	1,934	71,577
Express Scripts, Inc. (a)	496	28,143
Forest Laboratories, Inc. (a)	1,185	39,295
Gilead Sciences, Inc. (a)	797	30,956
Hospira, Inc. (a)	97	5,503
Mead Johnson Nutrition Co.	98	6,554
Medco Health Solutions, Inc. (a)	389	23,079
Merck & Co., Inc.	4,553	163,680
Mylan, Inc. (a)	494	12,311
Patterson Cos., Inc.	99	3,436
Pfizer, Inc.	12,478	261,539
Watson Pharmaceuticals, Inc. (a)	298	18,482

		900,622

Pipelines — 0.4%
El Paso Corp.	1,190	23,098
ONEOK, Inc.	100	6,994
Spectra Energy Corp.	641	18,615
The Williams Cos., Inc.	489	16,220

		64,927

Real Estate — 0.0%
CB Richard Ellis Group, Inc. Class A (a)	295	7,879

Real Estate Investment Trusts (REITS) — 1.1%
Apartment Investment & Management Co. Class A	213	5,743
AvalonBay Communities, Inc.	102	12,914
Boston Properties, Inc.	98	10,244
Equity Residential	345	20,603
HCP, Inc.	398	15,769
Health Care, Inc.	99	5,323
Host Hotels & Resorts, Inc.	512	9,109
Kimco Realty Corp.	693	13,541
ProLogis	585	9,530
Public Storage	98	11,496
Simon Property Group, Inc.	307	35,164
Ventas, Inc.	198	11,074
Vornado Realty Trust	202	19,529

		180,039

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 6.0%
Abercrombie & Fitch Co. Class A	94	$6,655
AutoNation, Inc. (a)	85	2,882
AutoZone, Inc. (a)	82	23,155
Bed Bath & Beyond, Inc. (a)	294	16,499
Best Buy Co., Inc.	790	24,664
Big Lots, Inc. (a)	41	1,686
CarMax, Inc. (a)	300	10,410
Coach, Inc.	490	29,307
Costco Wholesale Corp.	591	47,824
CVS Caremark Corp.	1,487	53,889
Darden Restaurants, Inc.	99	4,650
Family Dollar Stores, Inc.	147	7,969
GameStop Corp. Class A (a)	694	17,822
The Gap, Inc.	585	13,595
The Home Depot, Inc.	1,963	72,906
J.C. Penney Co., Inc.	393	15,111
Kohl’s Corp.	294	15,497
Limited Brands, Inc.	689	28,359
Lowe’s Cos., Inc.	2,274	59,692
Macy’s, Inc.	909	21,734
McDonald’s Corp.	593	46,438
Nordstrom, Inc.	195	9,272
O’Reilly Automotive, Inc. (a)	99	5,847
Polo Ralph Lauren Corp.	98	12,815
RadioShack Corp.	747	11,810
Ross Stores, Inc.	195	14,370
Sears Holdings Corp. (a)	99	8,511
Staples, Inc.	886	18,730
Starbucks Corp.	982	35,539
Target Corp.	1,186	58,233
Tiffany & Co.	97	6,736
The TJX Cos., Inc.	491	26,327
Urban Outfitters, Inc. (a)	200	6,292
Wal-Mart Stores, Inc.	2,860	157,243
Walgreen Co.	1,378	58,868
Yum! Brands, Inc.	597	32,023

		983,360

Savings & Loans — 0.1%
Hudson City Bancorp, Inc.	1,339	12,761
People’s United Financial, Inc.	293	4,011

		16,772

Semiconductors — 2.8%
Advanced Micro Devices, Inc. (a)	690	6,279
Altera Corp.	498	24,253
Analog Devices, Inc.	545	21,969
Applied Materials, Inc.	2,277	35,726
Broadcom Corp. Class A (a)	193	6,790
Intel Corp.	7,198	166,922
KLA-Tencor Corp.	397	17,428
Linear Technology Corp.	193	6,716
LSI Corp. (a)	772	5,659

	Number of Shares	Value
MEMC Electronic Materials, Inc. (a)	198	$2,342
Microchip Technology, Inc.	297	12,189
Micron Technology, Inc. (a)	1,080	12,193
National Semiconductor Corp.	295	7,115
Novellus Systems, Inc. (a)	998	32,036
NVIDIA Corp. (a)	1,186	23,720
Teradyne, Inc. (a)	1,374	22,121
Texas Instruments, Inc.	1,464	52,016
Xilinx, Inc.	194	6,763

		462,237

Software — 3.8%
Adobe Systems, Inc. (a)	339	11,373
Autodesk, Inc. (a)	397	17,857
BMC Software, Inc. (a)	346	17,380
CA, Inc.	1,299	31,942
Citrix Systems, Inc. (a)	199	16,784
Compuware Corp. (a)	197	2,232
Dun & Bradstreet Corp.	99	8,136
Electronic Arts, Inc. (a)	198	3,996
Fidelity National Information Services, Inc.	400	13,240
Fiserv, Inc. (a)	197	12,078
Intuit, Inc. (a)	245	13,612
Microsoft Corp.	10,469	272,403
Oracle Corp.	4,998	180,178
Red Hat, Inc. (a)	197	9,352
Salesforce.com, Inc. (a)	99	13,721

		624,284

Telecommunications — 5.1%
American Tower Corp. Class A (a)	99	5,179
AT&T, Inc.	7,025	218,618
CenturyLink, Inc.	882	35,968
Cisco Systems, Inc.	7,334	128,785
Corning, Inc.	2,178	45,607
Frontier Communications Corp.	697	5,764
Harris Corp.	295	15,673
JDS Uniphase Corp. (a)	389	8,107
Juniper Networks, Inc. (a)	43	1,648
MetroPCS Communications, Inc. (a)	487	8,196
Motorola Mobility Holdings, Inc. (a)	44	1,147
Motorola Solutions, Inc. (a)	622	28,537
QUALCOMM, Inc.	1,767	100,436
Sprint Nextel Corp. (a)	4,250	22,015
Tellabs, Inc.	2,591	12,748
Verizon Communications, Inc.	4,998	188,825
Windstream Corp.	433	5,547

		832,800

Textiles — 0.0%
Cintas Corp.	195	6,055

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	49	2,295

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mattel, Inc.	294	$7,856

		10,151

Transportation — 1.7%
C.H. Robinson Worldwide, Inc.	97	7,778
CSX Corp.	790	62,165
Expeditors International of Washington, Inc.	97	5,264
FedEx Corp.	195	18,656
Norfolk Southern Corp.	493	36,817
Ryder System, Inc.	98	5,243
Union Pacific Corp.	590	61,047
United Parcel Service, Inc. Class B	1,177	88,240

		285,210

TOTAL COMMON STOCK (Cost $13,575,520)		16,333,971

TOTAL EQUITIES (Cost $13,575,520)		16,333,971

TOTAL LONG-TERM INVESTMENTS (Cost $13,575,520)		16,333,971

TOTAL INVESTMENTS — 100.1% (Cost $13,575,520) (b)		16,333,971

Other Assets/(Liabilities) — (0.1)%		(19,478)

NET ASSETS — 100.0%		$16,314,493

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.7%

COMMON STOCK — 95.7%
Aerospace & Defense — 1.1%
The Boeing Co.	25,370	$2,024,019

Agriculture — 4.1%
Philip Morris International, Inc.	112,460	7,809,222

Auto Manufacturers — 3.2%
Ford Motor Co. (a)	390,270	6,037,477

Banks — 5.1%
State Street Corp.	84,190	3,919,045
Wells Fargo & Co.	192,810	5,612,699

		9,531,744

Beverages — 2.1%
Dr. Pepper Snapple Group, Inc.	101,310	3,971,352

Biotechnology — 2.7%
Celgene Corp. (a)	68,380	4,026,214
Human Genome Sciences, Inc. (a)	34,440	1,014,947

		5,041,161

Chemicals — 1.8%
Praxair, Inc.	31,970	3,402,247

Computers — 5.2%
Apple, Inc. (a)	25,330	8,820,666
Western Digital Corp. (a)	23,210	923,758

		9,744,424

Diversified Financial — 6.8%
The Blackstone Group LP	32,100	607,974
CIT Group, Inc. (a)	154,120	6,543,935
Citigroup, Inc. (a)	1,237,650	5,680,814

		12,832,723

Electric — 3.2%
The AES Corp. (a)	455,290	6,028,040

Electronics — 0.3%
Waters Corp. (a)	6,160	603,680

Engineering & Construction — 0.6%
KBR, Inc.	28,240	1,083,569

Foods — 3.2%
General Mills, Inc.	98,810	3,812,090
Sara Lee Corp.	119,360	2,291,712

		6,103,802

Health Care – Products — 0.1%
Intuitive Surgical, Inc. (a)	810	283,257

Health Care – Services — 2.4%
WellPoint, Inc.	58,880	4,521,395

Insurance — 5.0%
Aflac, Inc.	66,150	3,716,968
Genworth Financial, Inc. Class A (a)	77,920	949,845

	Number of Shares	Value
Marsh & McLennan Cos., Inc.	23,920	$724,298
The Progressive Corp.	182,480	4,003,611

		9,394,722

Internet — 6.9%
Check Point Software Technologies Ltd. (a)	32,400	1,779,732
eBay, Inc. (a)	195,660	6,730,704
Google, Inc. Class A (a)	8,380	4,559,558

		13,069,994

Lodging — 1.5%
Hyatt Hotels Corp. Class A (a)	63,160	2,798,620

Manufacturing — 2.5%
Tyco International Ltd.	97,010	4,728,267

Media — 3.1%
The McGraw-Hill Cos., Inc.	113,840	4,607,105
The Washington Post Co. Class B	2,677	1,166,904

		5,774,009

Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	900	139,068

Oil & Gas — 10.7%
Chevron Corp.	81,780	8,950,003
Noble Energy, Inc.	26,260	2,528,050
Occidental Petroleum Corp.	76,390	8,730,613

		20,208,666

Pharmaceuticals — 5.9%
Abbott Laboratories	90,580	4,713,783
Allergan, Inc.	5,950	473,382
Mead Johnson Nutrition Co.	50,030	3,346,007
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	56,540	2,585,574

		11,118,746

Pipelines — 2.0%
Enterprise Products Partners LP	39,430	1,706,136
Kinder Morgan, Inc. (a)	45,630	1,304,105
Plains All American Pipeline LP	11,040	709,210

		3,719,451

Retail — 3.4%
AutoZone, Inc. (a)	10,050	2,837,919
McDonald’s Corp.	19,660	1,539,575
The TJX Cos., Inc.	38,800	2,080,456

		6,457,950

Semiconductors — 1.4%
Marvell Technology Group Ltd. (a)	165,990	2,561,226

Software — 2.3%
Microsoft Corp.	168,410	4,382,028

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 5.1%
America Movil SAB de CV Series L ADR (Mexico)	76,510	$4,376,372
QUALCOMM, Inc.	91,890	5,223,027

		9,599,399

Transportation — 3.9%
CSX Corp.	12,260	964,739
Norfolk Southern Corp.	10,920	815,506
United Parcel Service, Inc. Class B	75,610	5,668,482

		7,448,727

TOTAL COMMON STOCK (Cost $142,120,051)		180,418,985

TOTAL EQUITIES (Cost $142,120,051)		180,418,985

TOTAL LONG-TERM INVESTMENTS (Cost $142,120,051)		180,418,985

	Principal Amount
SHORT-TERM INVESTMENTS — 2.4%
Repurchase Agreement — 2.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/11, 0.010%, due 5/02/11 (b)	$4,564,755	4,564,755

TOTAL SHORT-TERM INVESTMENTS (Cost $4,564,755)		4,564,755

TOTAL INVESTMENTS — 98.1% (Cost $146,684,806) (c)		184,983,740

Other Assets/(Liabilities) — 1.9%		3,668,121

NET ASSETS — 100.0%		$188,651,861

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,564,759. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $4,659,450.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 101.1%

COMMON STOCK — 101.1%
Aerospace & Defense — 2.5%
Goodrich Corp.	85,300	$7,537,961
United Technologies Corp.	64,840	5,808,367

		13,346,328

Apparel — 1.1%
Nike, Inc. Class B	73,520	6,052,166

Automotive & Parts — 0.9%
Johnson Controls, Inc.	115,140	4,720,740

Banks — 1.5%
Standard Chartered PLC	97,740	2,708,681
Wells Fargo & Co.	170,830	4,972,861

		7,681,542

Beverages — 1.8%
Brown-Forman Corp. Class B	30,300	2,177,358
The Coca-Cola Co.	78,620	5,303,705
SABMiller PLC	58,820	2,196,417

		9,677,480

Biotechnology — 0.9%
Celgene Corp. (a)	78,509	4,622,610

Chemicals — 3.1%
Albemarle Corp.	33,750	2,381,062
Ecolab, Inc.	101,420	5,350,919
Praxair, Inc.	79,640	8,475,289

		16,207,270

Commercial Services — 1.1%
Visa, Inc. Class A	72,670	5,676,980

Computers — 7.4%
Apple, Inc. (a)	74,842	26,062,229
Cognizant Technology Solutions Corp. Class A (a)	90,870	7,533,123
International Business Machines Corp.	30,910	5,272,628

		38,867,980

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	83,880	7,075,278

Diversified Financial — 3.4%
American Express Co.	88,630	4,349,960
BM&F BOVESPA SA	409,410	3,073,438
The Charles Schwab Corp.	138,810	2,541,611
IntercontinentalExchange, Inc. (a)	20,530	2,470,786
JP Morgan Chase & Co.	124,730	5,691,430

		18,127,225

Electrical Components & Equipment — 1.7%
Emerson Electric Co.	149,030	9,055,063

	Number of Shares	Value
Electronics — 0.8%
Mettler-Toledo International, Inc. (a)	23,970	$4,491,978

Engineering & Construction — 1.3%
ABB Ltd. (a)	253,834	6,992,590

Foods — 3.0%
General Mills, Inc.	69,827	2,693,926
Nestle SA	125,063	7,764,555
Unilever NV	155,989	5,134,440

		15,592,921

Health Care – Products — 2.4%
Baxter International, Inc.	114,730	6,528,137
Stryker Corp.	101,470	5,986,730

		12,514,867

Health Care – Services — 1.7%
Thermo Fisher Scientific, Inc. (a)	146,890	8,811,931

Internet — 6.0%
Amazon.com, Inc. (a)	36,848	7,240,632
eBay, Inc. (a)	217,983	7,498,615
Google, Inc. Class A (a)	30,850	16,785,485

		31,524,732

Machinery – Construction & Mining — 3.7%
Caterpillar, Inc.	89,270	10,302,651
Joy Global, Inc.	89,510	9,036,034

		19,338,685

Machinery – Diversified — 1.2%
Deere & Co.	65,080	6,345,300

Manufacturing — 3.3%
Danaher Corp.	149,880	8,279,371
Parker Hannifin Corp.	99,140	9,350,885

		17,630,256

Media — 1.7%
The McGraw-Hill Cos., Inc.	11,210	453,669
The Walt Disney Co.	193,470	8,338,557

		8,792,226

Mining — 1.8%
Barrick Gold Corp.	81,900	4,177,719
Freeport-McMoRan Copper & Gold, Inc.	93,290	5,133,749

		9,311,468

Oil & Gas — 7.7%
Chevron Corp.	78,970	8,642,477
ConocoPhillips	141,960	11,204,903
EOG Resources, Inc.	62,560	7,063,650
Occidental Petroleum Corp.	119,643	13,673,998

		40,585,028

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 3.5%
Halliburton Co.	170,360	$8,599,773
Schlumberger Ltd.	107,846	9,679,178

		18,278,951

Pharmaceuticals — 7.7%
Allergan, Inc.	122,102	9,714,435
Bristol-Myers Squibb Co.	229,770	6,456,537
Express Scripts, Inc. (a)	101,860	5,779,536
Medco Health Solutions, Inc. (a)	70,960	4,210,057
Novo Nordisk A/S Class B	70,135	8,891,197
Roche Holding AG	34,898	5,660,646

		40,712,408

Retail — 8.7%
Bed Bath & Beyond, Inc. (a)	35,530	1,993,944
Coach, Inc.	122,140	7,305,193
Costco Wholesale Corp.	100,790	8,155,927
McDonald’s Corp.	105,030	8,224,899
O’Reilly Automotive, Inc. (a)	82,720	4,885,443
Polo Ralph Lauren Corp.	40,351	5,276,700
Tiffany & Co.	51,840	3,599,770
The TJX Cos., Inc.	115,540	6,195,255

		45,637,131

Semiconductors — 1.3%
Broadcom Corp. Class A (a)	192,708	6,779,467

Software — 6.0%
Intuit, Inc. (a)	146,520	8,140,651
Oracle Corp.	438,590	15,811,170
VMware, Inc. Class A (a)	79,740	7,609,588

		31,561,409

Telecommunications — 9.8%
Cisco Systems, Inc.	368,320	6,467,699
Corning, Inc.	381,280	7,984,003
Juniper Networks, Inc. (a)	268,980	10,310,003
NII Holdings, Inc. (a)	135,206	5,621,866
QUALCOMM, Inc.	369,010	20,974,529

		51,358,100

Transportation — 2.8%
Union Pacific Corp.	77,820	8,052,036
United Parcel Service, Inc. Class B	88,390	6,626,598

		14,678,634

TOTAL COMMON STOCK (Cost $400,778,891)		532,048,744

TOTAL EQUITIES (Cost $400,778,891)		532,048,744

TOTAL LONG-TERM INVESTMENTS (Cost $400,778,891)		532,048,744

Value

TOTAL INVESTMENTS — 101.1% (Cost $400,778,891) (b)	$532,048,744

Other Assets/(Liabilities) — (1.1)%	(6,032,487)

NET ASSETS — 100.0%	$526,016,257

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Advertising — 0.4%
The Interpublic Group of Companies, Inc.	28,700	$337,225
Lamar Advertising Co. Class A (a)	2,200	71,544
Omnicom Group, Inc.	8,500	418,115

		826,884

Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.	1,200	84,780
The Boeing Co.	4,600	366,988
Goodrich Corp.	1,560	137,857
Lockheed Martin Corp.	17,730	1,405,102
Rockwell Collins, Inc.	2,680	169,108
Spirit AeroSystems Holdings, Inc. Class A (a)	700	17,220
TransDigm Group, Inc. (a)	2,800	233,240
United Technologies Corp.	24,970	2,236,813

		4,651,108

Agriculture — 2.2%
Altria Group, Inc.	32,970	884,915
Philip Morris International, Inc.	56,770	3,942,109

		4,827,024

Airlines — 0.2%
AMR Corp. (a)	6,600	38,742
Copa Holdings SA Class A	1,200	69,780
Delta Air Lines, Inc. (a)	37,200	386,136
Southwest Airlines Co.	3,400	39,950

		534,608

Apparel — 0.5%
Nike, Inc. Class B	13,000	1,070,160

Auto Manufacturers — 1.3%
Ford Motor Co. (a)	130,300	2,015,741
Navistar International Corp. (a)	3,000	208,560
Oshkosh Corp. (a)	4,700	148,802
Paccar, Inc.	8,000	424,880

		2,797,983

Automotive & Parts — 1.1%
Autoliv, Inc.	5,400	432,702
BorgWarner, Inc. (a)	2,840	219,362
Federal-Mogul Corp. (a)	9,900	262,350
The Goodyear Tire & Rubber Co. (a)	8,900	161,535
Johnson Controls, Inc.	5,300	217,300
Lear Corp.	9,400	480,716
TRW Automotive Holdings Corp. (a)	6,300	359,478
WABCO Holdings, Inc. (a)	3,700	273,245

		2,406,688

	Number of Shares	Value
Banks — 0.0%
Bank of Hawaii Corp.	600	$29,274
Northern Trust Corp.	770	38,492

		67,766

Beverages — 2.4%
Brown-Forman Corp. Class B	3,025	217,377
The Coca-Cola Co.	45,180	3,047,843
Coca-Cola Enterprises, Inc.	12,200	346,602
Dr. Pepper Snapple Group, Inc.	11,600	454,720
Green Mountain Coffee Roasters, Inc. (a)	300	20,088
Hansen Natural Corp. (a)	1,400	92,610
PepsiCo, Inc.	16,723	1,152,047

		5,331,287

Biotechnology — 0.4%
Alexion Pharmaceuticals, Inc. (a)	100	9,689
Celgene Corp. (a)	4,200	247,296
Charles River Laboratories International, Inc. (a)	4,700	198,293
Dendreon Corp. (a)	200	8,686
Human Genome Sciences, Inc. (a)	200	5,894
Illumina, Inc. (a)	2,100	149,058
Life Technologies Corp. (a)	3,145	173,604
Myriad Genetics, Inc. (a)	4,200	90,048
Vertex Pharmaceuticals, Inc. (a)	500	27,510

		910,078

Building Materials — 0.1%
Armstrong World Industries, Inc.	200	8,950
Eagle Materials, Inc.	700	20,363
Lennox International, Inc.	210	10,208
Martin Marietta Materials, Inc.	400	36,476
Masco Corp.	900	12,078
Owens Corning, Inc. (a)	5,800	219,472
USG Corp. (a)	600	9,252

		316,799

Chemicals — 2.5%
Air Products & Chemicals, Inc.	6,630	633,297
Airgas, Inc.	400	27,780
Albemarle Corp.	3,500	246,925
Ashland, Inc.	1,100	68,288
Celanese Corp. Series A	4,090	204,173
CF Industries Holdings, Inc.	2,514	355,857
Eastman Chemical Co.	900	96,525
Ecolab, Inc.	4,200	221,592
E.I. du Pont de Nemours & Co.	10,100	573,579
FMC Corp.	1,600	141,248
International Flavors & Fragrances, Inc.	1,900	120,688
The Lubrizol Corp.	2,500	336,300
Monsanto Co.	19,060	1,296,842
The Mosaic Co.	5,200	389,272
PPG Industries, Inc.	900	85,203

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Praxair, Inc.	3,700	$393,754
RPM International, Inc.	2,100	49,350
The Sherwin-Williams Co.	790	65,009
Sigma-Aldrich Corp.	2,070	146,101
The Valspar Corp.	1,200	47,172

		5,498,955

Coal — 0.2%
Alpha Natural Resources, Inc. (a)	1,492	86,790
Arch Coal, Inc.	2,500	85,750
Walter Energy, Inc.	2,000	276,440

		448,980

Commercial Services — 3.4%
Aaron’s, Inc.	5,850	168,422
Alliance Data Systems Corp. (a)	2,900	275,500
Apollo Group, Inc. Class A (a)	8,210	328,646
Automatic Data Processing, Inc.	14,380	781,553
Booz Allen Hamilton Holding Corp. (a)	4,800	92,832
Career Education Corp. (a)	10,500	229,005
Corrections Corporation of America (a)	500	12,445
DeVry, Inc.	1,500	79,350
Donnelley (R.R.) & Sons Co.	4,200	79,212
Education Management Corp. (a)	600	11,124
Emergency Medical Services Corp. Class A (a)	900	57,420
FTI Consulting, Inc. (a)	1,400	55,860
Gartner, Inc. (a)	2,800	120,148
Genpact Ltd. (a)	200	3,218
Global Payments, Inc.	550	29,282
Green Dot Corp. Class A (a)	1,800	77,688
H&R Block, Inc.	8,100	140,049
Hertz Global Holdings, Inc. (a)	12,000	206,520
Hillenbrand, Inc.	2,000	45,840
Iron Mountain, Inc.	2,100	66,885
ITT Educational Services, Inc. (a)	4,600	329,958
KAR Auction Services, Inc. (a)	10,700	208,650
Lender Processing Services, Inc.	5,200	153,036
MasterCard, Inc. Class A	2,279	628,753
McKesson Corp.	3,700	307,137
Monster Worldwide, Inc. (a)	1,500	24,615
Moody’s Corp.	5,300	207,442
Paychex, Inc.	9,600	314,016
Pharmaceutical Product Development, Inc.	4,500	138,825
Robert Half International, Inc.	500	15,165
SAIC, Inc. (a)	8,400	146,160
Strayer Education, Inc.	300	37,164
Towers Watson & Co. Class A	4,500	258,120
Verisk Analytics, Inc. Class A (a)	2,500	82,250
Visa, Inc. Class A	10,000	781,200
VistaPrint NV (a)	1,000	54,400

	Number of Shares	Value
Weight Watchers International, Inc.	2,900	$225,475
Western Union Co.	31,520	669,800

		7,443,165

Computers — 12.6%
Accenture PLC Class A	18,400	1,051,192
Apple, Inc. (a)	29,145	10,149,163
Cadence Design Systems, Inc. (a)	33,100	343,578
Cognizant Technology Solutions Corp. Class A (a)	1,800	149,220
Dell, Inc. (a)	76,700	1,189,617
Diebold, Inc.	2,900	98,020
DST Systems, Inc.	7,420	365,880
EMC Corp. (a)	64,480	1,827,363
Hewlett-Packard Co.	74,280	2,998,684
IHS, Inc. Class A (a)	1,000	88,240
International Business Machines Corp.	41,770	7,125,126
MICROS Systems, Inc. (a)	4,100	213,282
NCR Corp. (a)	9,560	189,384
NetApp, Inc. (a)	13,160	684,057
SanDisk Corp. (a)	9,800	481,572
Seagate Technology PLC	11,880	209,326
Synopsys, Inc. (a)	1,400	38,346
Teradata Corp. (a)	4,900	274,008
Western Digital Corp. (a)	5,930	236,014

		27,712,072

Cosmetics & Personal Care — 0.5%
Alberto-Culver Co.	300	11,202
Avon Products, Inc.	8,900	261,482
Colgate-Palmolive Co.	3,500	295,225
The Estee Lauder Cos., Inc. Class A	2,900	281,300
The Procter & Gamble Co.	2,157	139,989

		989,198

Distribution & Wholesale — 0.3%
Fastenal Co.	1,200	80,508
Fossil, Inc. (a)	1,500	143,670
Ingram Micro, Inc. Class A (a)	300	5,619
LKQ Corp. (a)	2,600	65,572
W.W. Grainger, Inc.	1,880	285,008
WESCO International, Inc. (a)	2,770	171,602

		751,979

Diversified Financial — 2.4%
Affiliated Managers Group, Inc. (a)	1,300	141,804
American Express Co.	31,000	1,521,480
Ameriprise Financial, Inc.	4,900	304,094
BlackRock, Inc.	900	176,346
CBOE Holdings, Inc.	1,100	29,502
The Charles Schwab Corp.	7,300	133,663
Eaton Vance Corp.	100	3,377
Federated Investors, Inc. Class B	2,780	71,668
Franklin Resources, Inc.	4,870	628,815

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Greenhill & Co., Inc.	400	$23,600
Interactive Brokers Group, Inc. Class A	400	7,016
IntercontinentalExchange, Inc. (a)	2,500	300,875
Invesco Ltd.	9,400	233,778
Janus Capital Group, Inc.	5,100	62,067
Lazard Ltd. Class A	2,600	106,600
Morgan Stanley	19,590	512,279
The NASDAQ OMX Group, Inc. (a)	11,500	311,650
NYSE Euronext	1,900	76,095
T. Rowe Price Group, Inc.	6,800	436,900
TD Ameritrade Holding Corp.	7,560	162,842
Waddell & Reed Financial, Inc. Class A	2,000	82,020

		5,326,471

Electric — 0.1%
Calpine Corp. (a)	1,400	23,450
ITC Holdings Corp.	1,300	92,209

		115,659

Electrical Components & Equipment — 0.8%
AMETEK, Inc.	6,150	283,146
Emerson Electric Co.	21,810	1,325,176
General Cable Corp. (a)	3,100	150,350
Hubbell, Inc. Class B	610	42,694

		1,801,366

Electronics — 1.0%
Agilent Technologies, Inc. (a)	10,020	500,098
Amphenol Corp. Class A	1,840	102,874
Arrow Electronics, Inc. (a)	4,800	218,832
AVX Corp.	100	1,631
Dolby Laboratories, Inc. Class A (a)	530	26,532
FLIR Systems, Inc.	100	3,522
Garmin Ltd. (a)	140	4,792
Gentex Corp.	1,160	36,366
Itron, Inc. (a)	700	38,101
Jabil Circuit, Inc.	4,500	89,280
Mettler-Toledo International, Inc. (a)	1,130	211,762
National Instruments Corp.	3,000	91,020
PerkinElmer, Inc.	8,670	245,101
Thomas & Betts Corp. (a)	2,100	121,737
Trimble Navigation Ltd. (a)	2,610	122,253
Waters Corp. (a)	3,490	342,020

		2,155,921

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	1,620	226,103

Engineering & Construction — 0.6%
Aecom Technology Corp. (a)	800	21,808
Chicago Bridge & Iron Co. NV	5,800	235,132
Fluor Corp.	400	27,976
Jacobs Engineering Group, Inc. (a)	2,200	109,142
KBR, Inc.	15,600	598,572

	Number of Shares	Value
McDermott International, Inc. (a)	7,370	$170,173
The Shaw Group, Inc. (a)	1,400	54,460

		1,217,263

Entertainment — 0.2%
DreamWorks Animation SKG, Inc. Class A (a)	2,100	55,629
International Game Technology	8,600	152,134
International Speedway Corp. Class A	200	6,120
Madison Square Garden Co. Class A (a)	5,900	161,365
Regal Entertainment Group Class A	400	5,512

		380,760

Environmental Controls — 0.2%
Nalco Holding Co.	3,800	110,998
Republic Services, Inc.	3,400	107,508
Stericycle, Inc. (a)	1,430	130,530
Waste Connections, Inc.	4,100	126,157

		475,193

Foods — 1.0%
Campbell Soup Co.	3,400	114,206
ConAgra Foods, Inc.	1,400	34,230
Flowers Foods, Inc.	1,000	30,560
General Mills, Inc.	7,960	307,097
H.J. Heinz Co.	3,940	201,846
The Hershey Co.	3,300	190,443
Kellogg Co.	4,140	237,098
The Kroger Co.	6,060	147,318
McCormick & Co., Inc.	2,200	108,064
Sara Lee Corp.	20,900	401,280
Sysco Corp.	5,900	170,569
Whole Foods Market, Inc.	4,500	282,420

		2,225,131

Forest Products & Paper — 0.2%
International Paper Co.	11,500	355,120
Plum Creek Timber Co., Inc.	200	8,618
Rayonier, Inc.	710	47,116
Temple-Inland, Inc.	2,500	58,825

		469,679

Hand & Machine Tools — 0.1%
Kennametal, Inc.	3,100	130,882
Lincoln Electric Holdings, Inc.	1,300	102,154
Regal-Beloit Corp.	600	45,474

		278,510

Health Care – Products — 3.5%
Alere, Inc. (a)	500	18,570
Baxter International, Inc.	14,120	803,428
Becton, Dickinson & Co.	8,370	719,318
C.R. Bard, Inc.	4,050	432,337
CareFusion Corp. (a)	2,800	82,236
The Cooper Cos., Inc.	3,800	284,620

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Covidien PLC	16,500	$918,885
Edwards Lifesciences Corp. (a)	1,540	132,979
Gen-Probe, Inc. (a)	900	74,628
Henry Schein, Inc. (a)	700	51,149
Hill-Rom Holdings, Inc.	2,500	112,525
IDEXX Laboratories, Inc. (a)	1,900	154,717
Intuitive Surgical, Inc. (a)	134	46,860
Johnson & Johnson	12,380	813,614
Kinetic Concepts, Inc. (a)	200	11,806
Medtronic, Inc.	23,290	972,357
ResMed, Inc. (a)	4,400	140,316
St. Jude Medical, Inc.	9,240	493,786
Stryker Corp.	14,300	843,700
Techne Corp.	1,240	96,360
Thoratec Corp. (a)	5,300	162,710
Varian Medical Systems, Inc. (a)	4,000	280,800

		7,647,701

Health Care – Services — 0.7%
Community Health Systems, Inc. (a)	6,400	196,672
Covance, Inc. (a)	1,900	118,940
DaVita, Inc. (a)	2,200	193,798
Health Management Associates, Inc. Class A (a)	11,600	130,848
Laboratory Corporation of America Holdings (a)	3,410	328,963
Lincare Holdings, Inc.	3,975	124,895
MEDNAX, Inc. (a)	970	68,792
Quest Diagnostics, Inc.	5,100	287,538
Tenet Healthcare Corp. (a)	22,300	154,539
Universal Health Services, Inc. Class B	100	5,478

		1,610,463

Home Builders — 0.0%
NVR, Inc. (a)	20	14,787
Thor Industries, Inc.	900	27,909

		42,696

Home Furnishing — 0.2%
Harman International Industries, Inc.	800	38,824
Tempur-Pedic International, Inc. (a)	1,900	119,282
Whirlpool Corp.	3,500	301,630

		459,736

Household Products — 0.6%
Avery Dennison Corp.	3,800	158,612
Church & Dwight Co., Inc.	1,630	134,442
The Clorox Co.	2,180	151,859
Fortune Brands, Inc.	500	32,540
Kimberly-Clark Corp.	10,770	711,466
The Scotts Miracle-Gro Co. Class A	400	22,588
Tupperware Brands Corp.	1,700	108,239

		1,319,746

	Number of Shares	Value
Housewares — 0.1%
The Toro Co.	3,640	$247,192

Insurance — 1.5%
ACE Ltd.	2,100	141,225
Aflac, Inc.	14,990	842,288
Aon Corp.	1,200	62,604
Arch Capital Group Ltd. (a)	400	41,600
Arthur J. Gallagher & Co.	800	23,824
Axis Capital Holdings Ltd.	3,100	109,616
Brown & Brown, Inc.	2,600	67,210
Endurance Specialty Holdings Ltd.	4,200	186,228
Erie Indemnity Co. Class A	3,790	274,510
Genworth Financial, Inc. Class A (a)	2,500	30,475
The Hartford Financial Services Group, Inc.	8,700	252,039
Marsh & McLennan Cos., Inc.	16,100	487,508
MetLife, Inc.	7,800	364,962
The Travelers Cos., Inc.	4,000	253,120
Validus Holdings Ltd.	2,900	94,366

		3,231,575

Internet — 3.6%
Akamai Technologies, Inc. (a)	900	30,996
Amazon.com, Inc. (a)	4,100	805,650
eBay, Inc. (a)	12,630	434,472
Equinix, Inc. (a)	100	10,066
Expedia, Inc.	3,300	82,599
F5 Networks, Inc. (a)	2,200	222,992
Google, Inc. Class A (a)	8,586	4,671,643
IAC/InterActiveCorp (a)	1,800	64,998
Netflix, Inc. (a)	665	154,725
Priceline.com, Inc. (a)	1,315	719,318
Symantec Corp. (a)	11,100	218,115
VeriSign, Inc.	5,240	193,670
WebMD Health Corp. (a)	2,111	122,164
Yahoo!, Inc. (a)	7,400	131,350

		7,862,758

Iron & Steel — 0.3%
Allegheny Technologies, Inc.	700	50,400
Carpenter Technology Corp.	600	30,756
Cliffs Natural Resources, Inc.	5,040	472,349
Nucor Corp.	3,300	154,968
Reliance Steel & Aluminum Co.	300	16,983
Schnitzer Steel Industries, Inc. Class A	300	18,621

		744,077

Leisure Time — 0.3%
Carnival Corp.	4,800	182,736
Harley-Davidson, Inc.	7,400	275,724
Royal Caribbean Cruises Ltd. (a)	6,200	246,884
WMS Industries, Inc. (a)	900	29,520

		734,864

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.7%
Las Vegas Sands Corp. (a)	8,600	$404,286
Marriott International, Inc. Class A	8,067	284,765
MGM Resorts International (a)	7,900	100,014
Starwood Hotels & Resorts Worldwide, Inc.	5,700	339,549
Wynn Resorts Ltd.	2,500	367,875

		1,496,489

Machinery – Construction & Mining — 1.2%
Bucyrus International, Inc.	2,300	210,335
Caterpillar, Inc.	17,960	2,072,764
Joy Global, Inc.	3,700	373,515

		2,656,614

Machinery – Diversified — 1.5%
CNH Global NV (a)	2,500	120,750
Cummins, Inc.	5,960	716,273
Deere & Co.	10,800	1,053,000
Eaton Corp.	3,800	203,414
Flowserve Corp.	540	68,375
Gardner Denver, Inc.	2,100	181,461
Graco, Inc.	1,200	60,036
IDEX Corp.	2,150	100,878
The Manitowoc Co., Inc.	5,800	128,702
Rockwell Automation, Inc.	2,800	243,964
Roper Industries, Inc.	3,450	298,390
Wabtec Corp.	300	21,414
Zebra Technologies Corp. Class A (a)	1,050	41,255

		3,237,912

Manufacturing — 4.1%
3M Co.	20,680	2,010,303
Carlisle Cos., Inc.	100	4,954
Cooper Industries PLC	6,400	422,080
Danaher Corp.	14,020	774,465
Donaldson Co., Inc.	2,000	122,460
Dover Corp.	3,630	246,985
General Electric Co.	103,400	2,114,530
Harsco Corp.	100	3,560
Honeywell International, Inc.	23,460	1,436,456
Illinois Tool Works, Inc.	12,900	753,489
Leggett & Platt, Inc.	2,300	60,467
Pall Corp.	3,700	216,228
Parker Hannifin Corp.	2,200	207,504
Pentair, Inc.	1,600	64,256
SPX Corp.	400	34,580
Teleflex, Inc.	600	37,806
Textron, Inc.	10,300	268,830
Tyco International Ltd.	6,800	331,432

		9,110,385

Media — 1.5%
CBS Corp. Class B	4,500	113,490
DIRECTV Class A (a)	24,900	1,209,891

	Number of Shares	Value
Discovery Communications, Inc. Series A (a)	3,100	$137,206
FactSet Research Systems, Inc.	1,200	131,292
John Wiley & Sons, Inc. Class A	1,600	81,488
The McGraw-Hill Cos., Inc.	6,070	245,653
Meredith Corp.	8,800	294,096
News Corp. Class A	17,200	306,504
Scripps Networks Interactive Class A	2,900	149,118
Sirius XM Radio, Inc. (a)	44,700	88,953
Thomson Reuters Corp.	1,800	72,846
Time Warner, Inc.	8,600	325,596
Viacom, Inc. Class B	3,900	199,524

		3,355,657

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	2,000	309,040
The Timken Co.	3,800	214,282
Valmont Industries, Inc.	400	42,120

		565,442

Mining — 1.4%
Alcoa, Inc.	10,300	175,100
Compass Minerals International, Inc.	600	58,566
Freeport-McMoRan Copper & Gold, Inc.	34,300	1,887,529
Newmont Mining Corp.	12,900	756,069
Southern Copper Corp.	4,500	168,570
Titanium Metals Corp. (a)	4,900	98,147

		3,143,981

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc.	4,400	108,064

Oil & Gas — 8.5%
Atwood Oceanics, Inc. (a)	500	22,465
Chevron Corp.	4,200	459,648
Cimarex Energy Co.	2,700	298,593
Concho Resources, Inc. (a)	900	96,165
ConocoPhillips	26,200	2,067,966
Diamond Offshore Drilling, Inc.	800	60,696
EOG Resources, Inc.	100	11,291
EQT Corp.	1,100	57,871
EXCO Resources, Inc.	600	12,570
Exxon Mobil Corp.	149,990	13,199,120
Forest Oil Corp. (a)	2,400	86,184
Holly Corp.	4,700	272,130
Marathon Oil Corp.	8,800	475,552
Murphy Oil Corp.	4,700	364,156
Nabors Industries Ltd. (a)	8,300	254,312
Occidental Petroleum Corp.	4,600	525,734
Petrohawk Energy Corp. (a)	200	5,402
Pride International, Inc. (a)	1,000	43,910
Quicksilver Resources, Inc. (a)	4,900	72,765
Rowan Companies, Inc. (a)	2,800	116,760
SM Energy Co.	1,700	128,962

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ultra Petroleum Corp. (a)	400	$20,316
Whiting Petroleum Corp. (a)	200	13,900

		18,666,468

Oil & Gas Services — 1.8%
Baker Hughes, Inc.	2,900	224,489
Cameron International Corp. (a)	4,280	225,641
Core Laboratories NV	800	76,784
Dresser-Rand Group, Inc. (a)	2,670	140,282
Exterran Holdings, Inc. (a)	200	4,342
FMC Technologies, Inc. (a)	200	9,296
Halliburton Co.	16,600	837,968
Oil States International, Inc. (a)	500	41,505
Schlumberger Ltd.	24,400	2,189,900
Superior Energy Services, Inc. (a)	1,800	69,156
Weatherford International Ltd. (a)	11,600	250,328

		4,069,691

Packaging & Containers — 0.2%
Ball Corp.	3,500	130,585
Crown Holdings, Inc. (a)	5,400	201,960
Owens-IIlinois, Inc. (a)	4,170	123,724

		456,269

Pharmaceuticals — 3.5%
Abbott Laboratories	41,420	2,155,497
Allergan, Inc.	5,840	464,630
AmerisourceBergen Corp.	9,200	373,888
BioMarin Pharmaceutical, Inc. (a)	100	2,689
Cardinal Health, Inc.	4,100	179,129
DENTSPLY International, Inc.	3,550	133,267
Eli Lilly & Co.	9,520	352,335
Express Scripts, Inc. (a)	18,360	1,041,746
Gilead Sciences, Inc. (a)	18,900	734,076
Herbalife Ltd.	4,740	425,557
Hospira, Inc. (a)	1,170	66,374
Mead Johnson Nutrition Co.	900	60,192
Medco Health Solutions, Inc. (a)	12,020	713,147
Mylan, Inc. (a)	14,600	363,832
Novartis AG ADR (Switzerland)	5,845	345,849
Omnicare, Inc.	290	9,112
Patterson Cos., Inc.	1,500	52,065
Perrigo Co.	500	45,180
SXC Health Solutions Corp. (a)	900	49,644
United Therapeutics Corp. (a)	300	20,088
VCA Antech, Inc. (a)	1,200	29,520
Warner Chilcott PLC Class A	3,500	80,675

		7,698,492

Pipelines — 0.2%
El Paso Corp.	7,900	153,339
The Williams Cos., Inc.	6,500	215,605

		368,944

	Number of Shares	Value
Real Estate — 0.2%
CB Richard Ellis Group, Inc. Class A (a)	7,900	$211,009
The Howard Hughes Corp. (a)	2,200	142,494
Jones Lang LaSalle, Inc.	1,300	133,094

		486,597

Real Estate Investment Trusts (REITS) — 0.8%
Apartment Investment & Management Co. Class A	1,400	37,744
Digital Realty Trust, Inc.	600	36,204
Equity Residential	500	29,860
Essex Property Trust, Inc.	400	54,192
Federal Realty Investment Trust	400	35,024
General Growth Properties, Inc.	6,639	110,871
Public Storage	3,700	434,047
Simon Property Group, Inc.	5,689	651,618
UDR, Inc.	400	10,356
Ventas, Inc.	1,300	72,709
Vornado Realty Trust	1,800	174,024

		1,646,649

Retail — 10.0%
Abercrombie & Fitch Co. Class A	1,900	134,520
Advance Auto Parts, Inc.	5,540	362,649
Aeropostale, Inc. (a)	3,800	97,014
American Eagle Outfitters, Inc.	7,300	113,588
AutoNation, Inc. (a)	500	16,955
AutoZone, Inc. (a)	1,389	392,226
Bed Bath & Beyond, Inc. (a)	8,000	448,960
Best Buy Co., Inc.	10,800	337,176
Big Lots, Inc. (a)	3,100	127,441
BJ’s Wholesale Club, Inc. (a)	2,000	102,640
Brinker International, Inc.	7,600	183,084
CarMax, Inc. (a)	6,700	232,490
Chico’s FAS, Inc.	5,800	84,854
Chipotle Mexican Grill, Inc. (a)	700	186,753
Coach, Inc.	12,100	723,701
Copart, Inc. (a)	500	22,685
Costco Wholesale Corp.	13,500	1,092,420
CVS Caremark Corp.	2,900	105,096
Darden Restaurants, Inc.	3,100	145,607
Dick’s Sporting Goods, Inc. (a)	5,000	204,650
Dollar Tree, Inc. (a)	4,520	259,900
Family Dollar Stores, Inc.	4,630	250,992
The Gap, Inc.	11,200	260,288
Guess?, Inc.	2,300	98,877
Hanesbrands, Inc. (a)	100	3,251
The Home Depot, Inc.	49,900	1,853,286
J.C. Penney Co., Inc.	5,400	207,630
Kohl’s Corp.	7,800	411,138
Limited Brands, Inc.	11,700	481,572
Lowe’s Cos., Inc.	39,400	1,034,250
Macy’s, Inc.	10,700	255,837

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
McDonald’s Corp.	21,200	$1,660,172
MSC Industrial Direct Co., Inc. Class A	1,300	93,067
Nordstrom, Inc.	4,900	232,995
O’Reilly Automotive, Inc. (a)	4,100	242,146
Office Depot, Inc. (a)	5,600	24,136
Panera Bread Co. Class A (a)	1,000	121,110
PetSmart, Inc.	4,800	202,416
Phillips-Van Heusen Corp.	1,620	114,064
Polo Ralph Lauren Corp.	2,260	295,540
Ross Stores, Inc.	3,990	294,023
Staples, Inc.	21,600	456,624
Starbucks Corp.	22,000	796,180
Target Corp.	29,200	1,433,720
Tiffany & Co.	1,800	124,992
The TJX Cos., Inc.	15,060	807,517
Tractor Supply Co.	2,000	123,740
Urban Outfitters, Inc. (a)	3,200	100,672
Wal-Mart Stores, Inc.	41,540	2,283,869
Walgreen Co.	29,600	1,264,512
Wendy’s/Arby’s Group, Inc. Class A	2,900	13,978
Williams-Sonoma, Inc.	7,400	321,234
Yum! Brands, Inc.	15,040	806,746

		22,044,983

Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	1,358	15,372
Hudson City Bancorp, Inc.	8,620	82,149

		97,521

Semiconductors — 4.5%
Advanced Micro Devices, Inc. (a)	3,100	28,210
Altera Corp.	9,000	438,300
Analog Devices, Inc.	10,180	410,356
Applied Materials, Inc.	49,900	782,931
Atmel Corp. (a)	15,100	231,030
Avago Technologies Ltd.	2,900	97,034
Broadcom Corp. Class A (a)	6,200	218,116
Cree, Inc. (a)	900	36,666
Cypress Semiconductor Corp. (a)	7,400	161,024
Intel Corp.	122,960	2,851,442
Intersil Corp. Class A	800	11,816
KLA-Tencor Corp.	5,800	254,620
Lam Research Corp. (a)	4,000	193,240
Linear Technology Corp.	7,320	254,736
Marvell Technology Group Ltd. (a)	19,500	300,885
Maxim Integrated Products, Inc.	11,400	311,676
MEMC Electronic Materials, Inc. (a)	1,300	15,379
Microchip Technology, Inc.	5,900	242,136
National Semiconductor Corp.	10,310	248,677
Novellus Systems, Inc. (a)	11,430	366,903
NVIDIA Corp. (a)	22,300	446,000
ON Semiconductor Corp. (a)	26,000	273,260
PMC-Sierra, Inc. (a)	300	2,406

	Number of Shares	Value
QLogic Corp. (a)	13,800	$248,124
Rambus, Inc. (a)	3,300	65,670
Rovi Corp. (a)	3,100	150,536
Silicon Laboratories, Inc. (a)	400	17,432
Skyworks Solutions, Inc. (a)	1,700	53,482
Teradyne, Inc. (a)	17,700	284,970
Texas Instruments, Inc.	18,750	666,187
Varian Semiconductor Equipment Associates, Inc. (a)	900	37,737
Xilinx, Inc.	7,710	268,771

		9,969,752

Software — 5.7%
Activision Blizzard, Inc.	7,500	85,425
Adobe Systems, Inc. (a)	8,350	280,142
Allscripts Healthcare Solutions, Inc. (a)	300	6,462
ANSYS, Inc. (a)	2,400	132,696
Autodesk, Inc. (a)	7,950	357,591
BMC Software, Inc. (a)	6,230	312,933
Broadridge Financial Solutions, Inc.	3,560	82,734
CA, Inc.	17,200	422,948
Cerner Corp. (a)	1,000	120,180
Citrix Systems, Inc. (a)	2,900	244,586
Compuware Corp. (a)	5,200	58,916
Dun & Bradstreet Corp.	1,520	124,914
Electronic Arts, Inc. (a)	4,900	98,882
Fiserv, Inc. (a)	2,950	180,865
Informatica Corp. (a)	3,000	168,030
Intuit, Inc. (a)	6,460	358,918
Microsoft Corp.	182,160	4,739,803
MSCI, Inc. Class A (a)	1,200	42,564
Nuance Communications, Inc. (a)	100	2,070
Oracle Corp.	108,300	3,904,215
Red Hat, Inc. (a)	5,100	242,097
Salesforce.com, Inc. (a)	710	98,406
SEI Investments Co.	6,000	133,980
Solera Holdings, Inc.	3,100	170,500
VMware, Inc. Class A (a)	2,900	276,747

		12,646,604

Telecommunications — 3.9%
Amdocs Ltd. (a)	8,400	258,300
American Tower Corp. Class A (a)	6,715	351,262
Atheros Communications, Inc. (a)	900	40,374
Ciena Corp. (a)	200	5,648
Cisco Systems, Inc.	169,210	2,971,327
Corning, Inc.	10,040	210,238
Crown Castle International Corp. (a)	1,000	42,860
Frontier Communications Corp.	15,300	126,531
Harris Corp.	4,070	216,239
JDS Uniphase Corp. (a)	4,800	100,032
Juniper Networks, Inc. (a)	4,120	157,920
MetroPCS Communications, Inc. (a)	28,900	486,387

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NeuStar, Inc. Class A (a)	4,100	$110,249
NII Holdings, Inc. (a)	4,700	195,426
Polycom, Inc. (a)	2,400	143,592
QUALCOMM, Inc.	47,090	2,676,595
SBA Communications Corp. Class A (a)	1,470	56,786
tw telecom, Inc. (a)	5,800	124,932
Windstream Corp.	20,270	259,659

		8,534,357

Textiles — 0.0%
Mohawk Industries, Inc. (a)	600	36,024

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	2,370	111,011
Mattel, Inc.	3,800	101,536

		212,547

Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	2,700	216,486
Con-way, Inc.	200	7,784
Expeditors International of Washington, Inc.	3,100	168,237
FedEx Corp.	3,300	315,711
Frontline Ltd.	1,600	35,376
J.B. Hunt Transport Services, Inc.	800	38,144
Kansas City Southern (a)	1,400	81,354
Kirby Corp. (a)	2,340	132,865
Landstar System, Inc.	560	26,544
Ryder System, Inc.	1,000	53,500
Union Pacific Corp.	1,600	165,552
United Continental Holdings, Inc. (a)	17,255	393,759
United Parcel Service, Inc. Class B	19,500	1,461,915
UTI Worldwide, Inc.	1,600	35,856

		3,133,083

Trucking & Leasing — 0.0%
GATX Corp.	1,400	59,178

TOTAL COMMON STOCK (Cost $176,786,269)		218,959,301

TOTAL EQUITIES (Cost $176,786,269)		218,959,301

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Sanofi, Expires 12/31/20 (a)	5,100	12,648

TOTAL RIGHTS (Cost $12,006)		12,648

TOTAL LONG-TERM INVESTMENTS (Cost $176,798,275)		218,971,949

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 04/29/11, 0.010%, due 5/02/11 (b)	$1,438,850	$1,438,850

TOTAL SHORT-TERM INVESTMENTS (Cost $1,438,850)		1,438,850

TOTAL INVESTMENTS — 100.0% (Cost $178,237,125) (c)		220,410,799

Other Assets/(Liabilities) — (0.0)%		(19,896)

NET ASSETS — 100.0%		$220,390,903

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $1,438,852. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $1,471,761.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 92.3%

COMMON STOCK — 92.3%
Aerospace & Defense — 1.0%
Goodrich Corp.	3,469	$306,556

Automotive & Parts — 3.8%
Lear Corp.	9,240	472,534
Tenneco, Inc. (a)	4,620	213,490
WABCO Holdings, Inc. (a)	5,780	426,853

		1,112,877

Banks — 5.0%
Associated Banc-Corp.	5,780	84,388
Comerica, Inc.	11,550	438,091
Fifth Third Bancorp	28,880	383,238
M&T Bank Corp.	3,470	306,644
TCF Financial Corp.	17,330	270,175

		1,482,536

Beverages — 0.9%
Molson Coors Brewing Co. Class B	5,750	280,313

Chemicals — 1.9%
Celanese Corp. Series A	11,550	576,576

Coal — 0.8%
CONSOL Energy, Inc.	4,620	249,896

Commercial Services — 2.2%
AerCap Holdings NV (a)	17,330	248,166
Coinstar, Inc. (a)	2,340	126,313
TeleTech Holdings, Inc. (a)	13,858	275,358

		649,837

Computers — 0.7%
Seagate Technology PLC	11,680	205,802

Diversified Financial — 3.4%
Affiliated Managers Group, Inc. (a)	2,892	315,459
CIT Group, Inc. (a)	9,240	392,330
Invesco Ltd.	11,550	287,249

		995,038

Electric — 6.8%
Cleco Corp.	13,862	486,556
CMS Energy Corp.	23,103	457,440
Constellation Energy Group, Inc.	9,240	336,521
NV Energy, Inc.	28,880	438,687
Pepco Holdings, Inc.	15,020	289,435

		2,008,639

Electrical Components & Equipment — 3.5%
The Babcock & Wilcox Co. (a)	8,950	281,120
Energizer Holdings, Inc. (a)	4,040	305,141
General Cable Corp. (a)	9,240	448,140

		1,034,401

	Number of Shares	Value
Electronics — 1.8%
Arrow Electronics, Inc. (a)	3,470	$158,197
Jabil Circuit, Inc.	18,430	365,651

		523,848

Entertainment — 1.9%
Bally Technologies, Inc. (a)	6,930	270,201
Pinnacle Entertainment, Inc. (a)	20,788	288,537

		558,738

Foods — 3.7%
Adecoagro SA (a)	23,100	285,054
Chiquita Brands International, Inc. (a)	8,170	130,066
ConAgra Foods, Inc.	11,550	282,398
The Kroger Co.	6,930	168,468
Sara Lee Corp.	11,550	221,760

		1,087,746

Forest Products & Paper — 2.0%
Rock-Tenn Co. Class A	8,660	598,146

Gas — 1.1%
AGL Resources, Inc.	8,090	335,816

Health Care – Services — 5.8%
Aetna, Inc.	4,620	191,176
DaVita, Inc. (a)	3,470	305,672
Humana, Inc. (a)	5,780	439,974
Quest Diagnostics, Inc.	5,780	325,876
Universal Health Services, Inc. Class B	8,070	442,074

		1,704,772

Household Products — 1.0%
Church & Dwight Co., Inc.	3,470	286,206

Housewares — 1.1%
Newell Rubbermaid, Inc.	17,330	330,310

Insurance — 5.0%
ACE Ltd.	6,933	466,244
Aon Corp.	5,780	301,543
Everest Re Group Ltd.	4,620	420,974
Genworth Financial, Inc. Class A (a)	23,100	281,589

		1,470,350

Internet — 0.7%
VeriSign, Inc.	5,780	213,629

Investment Companies — 0.4%
Fifth Street Finance Corp.	8,240	109,839

Iron & Steel — 1.7%
Allegheny Technologies, Inc.	6,930	498,960

Machinery-Construction & Mining — 1.6%
Ingersoll-Rand PLC	9,240	466,620

Machinery-Diversified — 1.1%
AGCO Corp. (a)	5,780	332,812

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 1.3%
Cooper Industries PLC	5,780	$381,191

Media — 1.2%
Cablevision Systems Corp. Class A	10,370	365,335

Oil & Gas — 8.8%
Bill Barrett Corp. (a)	8,090	337,596
Ensco PLC Sponsored ADR (United Kingdom)	7,510	447,746
EQT Corp.	3,470	182,557
Nabors Industries Ltd. (a)	13,860	424,670
Noble Energy, Inc.	4,620	444,767
Plains Exploration & Production Co. (a)	9,240	351,490
Whiting Petroleum Corp. (a)	5,780	401,710

		2,590,536

Oil & Gas Services — 1.1%
Tidewater, Inc.	5,780	343,968

Packaging & Containers — 0.9%
Owens-IIlinois, Inc. (a)	9,240	274,151

Pharmaceuticals — 3.0%
Hospira, Inc. (a)	10,400	589,992
Mylan, Inc. (a)	11,550	287,826

		877,818

Real Estate Investment Trusts (REITS) — 2.4%
BioMed Realty Trust, Inc.	17,326	343,748
ProLogis	23,100	376,299

		720,047

Retail — 2.5%
The Children’s Place Retail Store, Inc. (a)	3,470	184,500
Phillips-Van Heusen Corp.	5,780	406,970
The Talbots, Inc. (a)	28,880	155,374

		746,844

Savings & Loans — 1.0%
First Niagara Financial Group, Inc.	20,885	300,744

Semiconductors — 3.7%
Atmel Corp. (a)	17,330	265,149
Avago Technologies Ltd.	6,930	231,878
Magnachip Semiconductor Corp. (a)	2,790	38,920
Marvell Technology Group Ltd. (a)	23,100	356,433
Xilinx, Inc.	5,780	201,491

		1,093,871

Software — 1.4%
Aspen Technology, Inc. (a)	11,550	173,135
Electronic Arts, Inc. (a)	11,558	233,240

		406,375

Telecommunications — 1.0%
NII Holdings, Inc. (a)	6,930	288,149

	Number of Shares	Value
Textiles — 1.2%
Mohawk Industries, Inc. (a)	5,780	$347,031

Toys, Games & Hobbies — 1.7%
Mattel, Inc.	18,410	491,915

Transportation — 2.2%
Swift Transporation Co. (a)	17,720	248,612
United Continental Holdings, Inc. (a)	17,330	395,470

		644,082

TOTAL COMMON STOCK (Cost $22,559,838)		27,292,320

TOTAL EQUITIES (Cost $22,559,838)		27,292,320

TOTAL LONG-TERM INVESTMENTS (Cost $22,559,838)		27,292,320

	Principal Amount
SHORT-TERM INVESTMENTS — 7.7%
Repurchase Agreement — 7.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/11, 0.010%, due 5/02/11 (b)	$2,261,385	2,261,385

TOTAL SHORT-TERM INVESTMENTS (Cost $2,261,385)		2,261,385

TOTAL INVESTMENTS — 100.0% (Cost $24,821,223) (c)		29,553,705

Other Assets/(Liabilities) — 0.0%		2,576

NET ASSETS — 100.0%		$29,556,281

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $2,261,386. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 8/15/39, and an aggregate market value, including accrued interest, of $2,309,336.
(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.6%
Advertising — 0.2%
APAC Customer Services, Inc. (a)	2,450	$13,989
Harte-Hanks, Inc.	65	604
The Interpublic Group of Companies, Inc.	10,520	123,610

		138,203

Aerospace & Defense — 1.7%
AAR Corp.	1,290	33,592
BE Aerospace, Inc. (a)	16,189	624,733
Cubic Corp.	2,297	124,222
Ducommun, Inc.	1,220	27,755
Esterline Technologies Corp. (a)	10	718
LMI Aerospace, Inc. (a)	380	7,619
Moog, Inc. Class A (a)	1,630	71,916
Spirit AeroSystems Holdings, Inc. Class A (a)	17,220	423,612
Teledyne Technologies, Inc. (a)	150	7,573

		1,321,740

Airlines — 0.7%
Alaska Air Group, Inc. (a)	2,920	192,340
Pinnacle Airlines Corp. (a)	2,540	13,843
Republic Airways Holdings, Inc. (a)	4,140	22,335
Southwest Airlines Co.	8,460	99,405
Tam SA Sponsered ADR (Brazil)	1,470	30,694
US Airways Group, Inc. (a)	21,590	196,253

		554,870

Apparel — 0.8%
Ascena Retail Group, Inc. (a)	4,800	150,192
Carter’s, Inc. (a)	40	1,237
Crocs, Inc. (a)	740	14,882
Perry Ellis International, Inc. (a)	1,123	31,646
The Timberland Co. Class A (a)	5,379	243,077
True Religion Apparel, Inc. (a)	960	29,011
The Warnaco Group, Inc. (a)	1,970	126,789

		596,834

Auto Manufacturers — 0.2%
Navistar International Corp. (a)	1,810	125,831
Oshkosh Corp. (a)	1,020	32,293

		158,124

Automotive & Parts — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	7,340	93,952
Autoliv, Inc.	1,170	93,752
Cooper Tire & Rubber Co.	1,770	47,755
Dana Holding Corp. (a)	24,840	451,343
Federal-Mogul Corp. (a)	1,210	32,065
Lear Corp.	3,310	169,273

	Number of Shares	Value
Superior Industries International, Inc.	120	$3,032
TRW Automotive Holdings Corp. (a)	1,180	67,331
Visteon Corp/New (a)	6,100	411,323

		1,369,826

Banks — 1.7%
Banco Latinoamericano de Comercio Exterior SA	2,159	37,480
BBVA Banco Frances SA Sponsored ADR (Argentina)	4,040	42,057
Century Bancorp, Inc. Class A	810	22,340
City Holding Co.	20	682
First Midwest Bancorp, Inc.	11,010	144,231
FirstMerit Corp.	22,630	395,346
Grupo Financiero Galicia SA ADR (Argentina) (a)	3,400	43,452
IBERIABANK Corp.	7,851	471,139
International Bancshares Corp.	1,610	28,368
KeyCorp	940	8,150
National Bankshares, Inc.	610	17,342
Northrim BanCorp, Inc.	1,140	22,811
Synovus Financial Corp.	50,940	127,350

		1,360,748

Beverages — 0.4%
Constellation Brands, Inc. Class A (a)	7,790	174,418
Cott Corp. (a)	13,718	122,365

		296,783

Biotechnology — 0.5%
Affymetrix, Inc. (a)	520	2,808
Cambrex Corp. (a)	6,703	35,258
Harvard Bioscience, Inc. (a)	4,840	27,782
Human Genome Sciences, Inc. (a)	4,600	135,562
Myriad Genetics, Inc. (a)	2,960	63,462
PDL BioPharma, Inc.	20,036	128,631
Sequenom, Inc. (a)	285	2,009
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands) (a)	390	6,864

		402,376

Building Materials — 0.4%
Eagle Materials, Inc.	8,921	259,512
Quanex Building Products Corp.	1,570	32,907

		292,419

Chemicals — 1.9%
Cabot Corp.	1,360	60,996
Cytec Industries, Inc.	8,140	477,655
Ferro Corp. (a)	2,420	36,300
Georgia Gulf Corp. (a)	1,520	59,858
Gulf Resources, Inc. (a)	3,370	10,548
Hawkins, Inc.	1,416	66,609

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Innophos Holdings, Inc.	2,326	$107,787
Innospec, Inc. (a)	1,240	46,698
KMG Chemicals, Inc.	1,420	29,238
Minerals Technologies, Inc.	1,308	88,944
NewMarket Corp.	606	111,698
OM Group, Inc. (a)	1,200	43,488
PolyOne Corp.	2,790	40,399
Solutia, Inc. (a)	1,600	42,160
Stepan Co.	289	20,799
TPC Group, Inc. (a)	720	28,397
Ultrapar Participacoes SA Sponsored ADR (Brazil)	5,490	98,765
W.R. Grace & Co. (a)	1,760	79,834
Westlake Chemical Corp.	1,090	71,558

		1,521,731

Coal — 0.5%
Alpha Natural Resources, Inc. (a)	680	39,556
Arch Coal, Inc.	3,760	128,968
International Coal Group, Inc. (a)	14,960	165,009
James River Coal Co. (a)	2,870	66,928
L&L Energy, Inc. (a)	1,030	7,158

		407,619

Commercial Services — 6.7%
Advance America Cash Advance Centers, Inc.	13,359	78,551
Apollo Group, Inc. Class A (a)	4,520	180,936
Avis Budget Group, Inc. (a)	94	1,782
Booz Allen Hamilton Holding Corp. (a)	1,520	29,397
Bridgepoint Education, Inc. (a)	2,580	45,279
Capella Education Co. (a)	7,115	352,904
Cardtronics, Inc. (a)	1,420	30,175
Career Education Corp. (a)	7,660	167,065
CBIZ, Inc. (a)	11,690	85,688
Chemed Corp.	510	35,511
Consolidated Graphics, Inc. (a)	2,130	119,599
Convergys Corp. (a)	4,653	67,468
Corvel Corp. (a)	360	18,648
CPI Corp.	500	8,985
Deluxe Corp.	7,462	202,071
DeVry, Inc.	850	44,965
Donnelley (R.R.) & Sons Co.	5,171	97,525
Education Management Corp. (a)	270	5,006
Euronet Worldwide, Inc. (a)	510	9,563
Global Cash Access Holdings, Inc. (a)	9,137	30,152
Great Lakes Dredge & Dock Co.	12,230	91,113
Healthspring, Inc. (a)	21,066	874,028
HMS Holdings Corp. (a)	6,190	487,215
ITT Educational Services, Inc. (a)	370	26,540
KAR Auction Services, Inc. (a)	1,810	35,295
Korn/Ferry International (a)	18,110	375,058
Lincoln Educational Services Corp.	4,360	72,812

	Number of Shares	Value
MAXIMUS, Inc.	1,270	$101,587
Medifast, Inc. (a)	1,470	29,032
Moody’s Corp.	11,450	448,153
Net 1 UEPS Technologies, Inc. (a)	4,433	37,149
Pharmaceutical Product Development, Inc.	3,170	97,794
Providence Service Corp. (a)	1,040	15,330
Rent-A-Center, Inc.	2,133	64,950
Robert Half International, Inc.	28,690	870,168
SFN Group, Inc. (a)	930	9,793
Sotheby’s	30	1,516
Team, Inc. (a)	500	12,475
Teekay Offshore Partners LP	60	1,852
TeleTech Holdings, Inc. (a)	2,337	46,436
Valassis Communications, Inc. (a)	130	3,748

		5,313,314

Computers — 1.6%
CACI International, Inc. Class A (a)	5,620	343,438
Cadence Design Systems, Inc. (a)	1,900	19,722
CGI Group, Inc. (a)	3,840	84,096
DST Systems, Inc.	36	1,775
Jack Henry & Associates, Inc.	40	1,359
Lexmark International, Inc. Class A (a)	470	15,158
Logitech International SA (a)	1,780	24,582
Manhattan Associates, Inc. (a)	3,865	139,720
MTS Systems Corp.	30	1,328
Netscout Systems, Inc. (a)	60	1,535
Spansion, Inc. (a)	90	1,773
Synaptics, Inc. (a)	4,440	126,185
Unisys Corp. (a)	8	237
Western Digital Corp. (a)	13,010	517,798

		1,278,706

Cosmetics & Personal Care — 0.0%
Elizabeth Arden, Inc. (a)	520	15,631
Inter Parfums, Inc.	780	14,844

		30,475

Distribution & Wholesale — 1.3%
Brightpoint, Inc. (a)	1,840	18,621
Core-Mark Holding Co., Inc. (a)	30	1,005
Fossil, Inc. (a)	6,323	605,617
Pool Corp.	12,986	392,956

		1,018,199

Diversified Financial — 1.6%
Apollo Global Management LLC Class A (a)	10,140	183,331
Calamos Asset Management, Inc. Class A	1,530	24,893
Credit Acceptance Corp. (a)	1,230	99,507
Encore Capital Group, Inc. (a)	3,060	91,616
Federal Agricultural Mortgage Corp. Class C	80	1,516

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Janus Capital Group, Inc.	8,050	$97,969
MF Global Holdings Ltd. (a)	43,331	364,414
National Financial Partners Corp. (a)	3,140	50,523
Nelnet, Inc. Class A	1,326	30,538
Oppenheimer Holdings, Inc. Class A	240	7,370
Stifel Financial Corp. (a)	1,942	88,711
Waddell & Reed Financial, Inc. Class A	20	820
World Acceptance Corp. (a)	2,736	185,911

		1,227,119

Electric — 3.1%
The AES Corp. (a)	64,740	857,157
Alliant Energy Corp.	3,800	150,252
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	6,140	128,142
Cia Paranaense de Energia Sponsored ADR (Brazil)	6,437	177,468
CMS Energy Corp.	9,460	187,308
El Paso Electric Co. (a)	5,007	155,117
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	2,440	25,425
Integrys Energy Group, Inc.	40	2,094
NV Energy, Inc.	10,480	159,191
Portland General Electric Co.	80	1,997
TECO Energy, Inc.	9,440	181,909
Unisource Energy Corp.	3,370	125,128
Westar Energy, Inc.	11,375	309,514

		2,460,702

Electrical Components & Equipment — 1.1%
Advanced Battery Technologies, Inc. (a)	3,310	5,693
Belden, Inc.	90	3,423
China Sunergy Co. Ltd. (a)	14,200	51,262
Generac Holdings, Inc. (a)	13,750	286,275
Greatbatch, Inc. (a)	12,605	341,217
Insteel Industries, Inc.	120	1,791
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	6,130	42,113
Lihua International, Inc. (a)	2,960	23,828
Littelfuse, Inc.	870	54,123
Molex, Inc.	760	20,520
Power-One, Inc. (a)	8,830	72,936

		903,181

Electronics — 2.6%
AVX Corp.	8,400	137,004
Brady Corp. Class A	1,120	42,235
Celestica, Inc. (a)	3,150	34,839
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands)	2,818	19,106
Coherent, Inc. (a)	330	20,628

	Number of Shares	Value
DDi Corp.	170	$1,634
Dolby Laboratories, Inc. Class A (a)	4,854	242,991
Imax Corp. (a)	22,950	805,086
Ituran Location and Control Ltd.	1,350	21,951
Jabil Circuit, Inc.	3,660	72,614
Kemet Corp. (a)	4,170	65,594
Multi-Fineline Electronix, Inc. (a)	2,015	53,659
Newport Corp. (a)	1,590	29,781
Thomas & Betts Corp. (a)	1,243	72,057
Vishay Intertechnology, Inc. (a)	10,220	194,998
Waters Corp. (a)	2,590	253,820

		2,067,997

Energy – Alternate Sources — 0.3%
Green Plains Renewable Energy, Inc. (a)	490	6,135
GT Solar International, Inc. (a)	18,346	204,925

		211,060

Engineering & Construction — 2.5%
Aecom Technology Corp. (a)	18,030	491,498
Chicago Bridge & Iron Co. NV	4,680	189,727
KBR, Inc.	19,200	736,704
Michael Baker Corp. (a)	1,795	44,229
Sterling Construction Co., Inc. (a)	2,090	31,329
Tutor Perini Corp.	13,051	347,940
URS Corp. (a)	2,100	93,975

		1,935,402

Entertainment — 0.5%
Bally Technologies, Inc. (a)	8,702	339,291
National CineMedia, Inc.	81	1,413
Speedway Motorsports, Inc.	2,640	41,131

		381,835

Environmental Controls — 0.5%
Duoyuan Global Water, Inc. ADR (British Virgin Islands) (a) (b)	1,480	5,742
Waste Connections, Inc.	13,087	402,687

		408,429

Foods — 1.5%
B&G Foods, Inc.	860	15,549
Cal-Maine Foods, Inc.	617	17,825
Corn Products International, Inc.	10	551
Flowers Foods, Inc.	550	16,808
Fresh Del Monte Produce, Inc.	860	23,314
Hormel Foods Corp.	4,090	120,287
M&F Worldwide Corp. (a)	2,155	54,069
Nash Finch Co.	232	8,635
Overhill Farms, Inc. (a)	2,910	17,926
Ruddick Corp.	30	1,246
Safeway, Inc.	2,900	70,499
Seaboard Corp.	35	83,545
Smithfield Foods, Inc. (a)	6,390	150,548

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spartan Stores, Inc.	40	$624
SUPERVALU, Inc.	1,710	19,255
TreeHouse Foods, Inc. (a)	6,733	408,491
Tyson Foods, Inc. Class A	6,820	135,718
Weis Markets, Inc.	230	9,492

		1,154,382

Forest Products & Paper — 1.2%
Boise, Inc.	11,750	115,385
Buckeye Technologies, Inc.	7,420	208,947
Domtar Corp.	1,710	159,064
KapStone Paper and Packaging Corp. (a)	3,380	58,744
MeadWestvaco Corp.	550	18,530
P.H. Glatfelter Co.	5,670	77,112
Rayonier, Inc.	2,860	189,790
Rock-Tenn Co. Class A	1,877	129,644

		957,216

Gas — 1.5%
Atmos Energy Corp.	3,725	129,965
Chesapeake Utilities Corp.	460	19,683
PAA Natural Gas Storage LP	10,200	250,206
Southwest Gas Corp.	1,976	78,586
UGI Corp.	18,620	620,046
Vectren Corp.	1,500	42,870

		1,141,356

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	430	19,397
Regal-Beloit Corp.	4,622	350,302

		369,699

Health Care – Products — 1.7%
Atrion Corp.	304	52,638
Bruker Corp. (a)	7,575	149,531
China Medical Technologies, Inc. Sponsored ADR (Cayman Islands) (a)	1,070	12,637
The Cooper Cos., Inc.	180	13,482
Cyberonics, Inc. (a)	120	4,268
Dexcom, Inc. (a)	14,310	238,261
Hanger Orthopedic Group, Inc. (a)	30	815
Hill-Rom Holdings, Inc.	1,257	56,578
ICU Medical, Inc. (a)	260	11,729
Invacare Corp.	4,579	150,649
Kensey Nash Corp. (a)	2,514	62,171
Orthofix International NV (a)	6,176	210,416
PSS World Medical, Inc. (a)	1,450	41,702
Steris Corp.	504	18,164
Utah Medical Products, Inc.	630	17,527
Volcano Corp. (a)	11,152	297,312
Wright Medical Group, Inc. (a)	80	1,322
Young Innovations, Inc.	700	21,714

		1,360,916

	Number of Shares	Value
Health Care – Services — 2.5%
Air Methods Corp. (a)	310	$20,962
Allied Healthcare International, Inc. (a)	6,210	16,208
Almost Family, Inc. (a)	1,540	53,392
AMERIGROUP Corp. (a)	2,770	189,191
AmSurg Corp. (a)	4,434	119,097
Centene Corp. (a)	910	32,969
Continucare Corp. (a)	5,950	31,892
The Ensign Group, Inc.	2,593	71,722
Five Star Quality Care, Inc. (a)	190	1,592
Gentiva Health Services, Inc. (a)	3,582	100,296
Health Management Associates, Inc. Class A (a)	53,127	599,273
HEALTHSOUTH Corp. (a)	1,110	28,449
Healthways, Inc. (a)	580	9,814
LHC Group, Inc. (a)	4,243	125,678
LifePoint Hospitals, Inc. (a)	73	3,038
Lincare Holdings, Inc.	5,827	183,084
Magellan Health Services, Inc. (a)	3,226	167,816
MEDNAX, Inc. (a)	5	355
Metropolitan Health Networks, Inc. (a)	8,450	35,659
Select Medical Holdings Corp. (a)	210	1,873
Skilled Healthcare Group, Inc. Class A (a)	4,320	52,358
Triple-S Management Corp. Class B (a)	3,270	68,474
U.S. Physical Therapy, Inc.	2,519	61,338
Universal Health Services, Inc. Class B	18	986

		1,975,516

Holding Company – Diversified — 0.0%
Primoris Services Corp.	80	942

Home Builders — 0.3%
Toll Brothers, Inc. (a)	9,700	203,797

Household Products — 1.4%
Acco Brands Corp. (a)	140	1,359
American Greetings Corp. Class A	4,900	120,540
Avery Dennison Corp.	3,200	133,568
Central Garden & Pet Co. Class A (a)	8,578	85,952
Church & Dwight Co., Inc.	6,630	546,843
CSS Industries, Inc.	890	17,159
Ennis, Inc.	3,567	66,632
Helen of Troy Ltd. (a)	1,920	59,750
Kid Brands, Inc. (a)	3,130	22,880
Prestige Brands Holdings, Inc. (a)	6,334	73,158

		1,127,841

Housewares — 0.3%
National Presto Industries, Inc.	712	79,053
The Toro Co.	1,948	132,289

		211,342

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 6.3%
Allied World Assurance Co. Holdings Ltd.	2,110	$137,087
Alterra Capital Holdings Ltd.	8,030	176,499
American Equity Investment Life Holding Co.	6,920	88,991
American Financial Group, Inc.	4,990	178,492
American Safety Insurance Holdings Ltd. (a)	1,190	24,228
AMERISAFE, Inc. (a)	3,427	76,525
AmTrust Financial Services, Inc.	6,143	118,560
Arch Capital Group Ltd. (a)	2,020	210,080
Assured Guaranty Ltd.	5,120	87,040
Brown & Brown, Inc.	12,140	313,819
CNA Financial Corp.	1,440	44,698
CNA Surety Corp. (a)	580	15,364
CNO Financial Group, Inc. (a)	8,290	66,817
Delphi Financial Group, Inc. Class A	1,700	54,315
EMC Insurance Group, Inc.	840	18,320
Enstar Group Ltd. (a)	768	86,131
FBL Financial Group, Inc. Class A	2,800	85,400
Fidelity National Financial, Inc. Class A	11,990	185,126
First American Financial Corp.	90	1,404
FPIC Insurance Group, Inc. (a)	2,205	81,409
Harleysville Group, Inc.	1,500	48,120
HCC Insurance Holdings, Inc.	360	11,714
Horace Mann Educators Corp.	5,090	91,009
Infinity Property & Casualty Corp.	1,663	98,283
Life Partners Holdings, Inc.	5,573	39,067
Maiden Holdings Ltd.	3,560	26,522
Meadowbrook Insurance Group, Inc.	7,690	78,746
MGIC Investment Corp. (a)	73,340	635,124
National Interstate Corp.	882	19,836
National Western Life Insurance Co. Class A	209	33,664
The Navigators Group, Inc. (a)	770	39,909
OneBeacon Insurance Group Ltd. Class A	3,850	54,092
Primerica, Inc.	4,960	114,675
ProAssurance Corp. (a)	1,168	77,555
Protective Life Corp.	5,170	139,125
Reinsurance Group of America, Inc. Class A	2,470	156,351
RenaissanceRe Holdings Ltd.	20	1,406
RLI Corp.	40	2,370
Selective Insurance Group, Inc.	2,290	40,396
StanCorp Financial Group, Inc.	2,777	119,689
Symetra Financial Corp.	7,240	100,491
Torchmark Corp.	5,530	370,068
Tower Group, Inc.	2,500	57,175
Unitrin, Inc.	4,940	149,386
Universal American Corp.	5,180	119,658

	Number of Shares	Value
Unum Group	3,110	$82,353
W.R. Berkley Corp.	5,696	185,746
XL Group PLC	160	3,907

		4,946,742

Internet — 2.5%
Blue Coat Systems, Inc. (a)	17,329	499,075
Check Point Software Technologies Ltd. (a)	5,456	299,698
eResearch Technology, Inc. (a)	3,802	24,181
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	1,162	10,284
IAC/InterActiveCorp (a)	140	5,055
j2 Global Communications, Inc. (a)	13,456	396,414
Liberty Media Corp. — Interactive Class A (a)	370	6,468
TIBCO Software, Inc. (a)	15,858	475,581
ValueClick, Inc. (a)	9,179	153,748
Websense, Inc. (a)	3,413	88,021

		1,958,525

Investment Companies — 1.2%
Ares Capital Corp.	40,560	718,318
Gladstone Capital Corp.	5,393	61,264
Gladstone Investment Corp.	3,750	29,025
MCG Capital Corp.	7,223	47,672
Solar Capital Ltd.	60	1,523
TICC Capital Corp.	3,480	39,463
Triangle Capital Corp.	500	8,930

		906,195

Iron & Steel — 0.1%
Steel Dynamics, Inc.	5,290	96,225

Machinery – Construction & Mining — 0.3%
Terex Corp. (a)	7,720	268,502

Machinery – Diversified — 1.6%
AGCO Corp. (a)	1,950	112,281
Alamo Group, Inc.	970	27,752
Albany International Corp. Class A	230	5,821
Altra Holdings, Inc. (a)	160	4,062
Applied Industrial Technologies, Inc.	5,170	182,294
Briggs & Stratton Corp.	6,710	158,289
DXP Enterprises, Inc. (a)	1,117	29,321
Gardner Denver, Inc.	3,575	308,916
Kadant, Inc. (a)	220	6,787
NACCO Industries, Inc. Class A	290	30,517
Robbins & Myers, Inc.	20	869
Sauer-Danfoss, Inc. (a)	1,380	81,434
Twin Disc, Inc.	120	4,089
Wabtec Corp.	4,247	303,151
Zebra Technologies Corp. Class A (a)	910	35,754

		1,291,337

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manufacturing — 1.0%
Actuant Corp. Class A	1,320	$36,643
AZZ, Inc.	973	42,598
Blount International, Inc. (a)	820	13,612
The Brink’s Co.	450	14,854
China Yuchai International Ltd. (a)	3,090	102,341
Crane Co.	450	22,459
EnPro Industries, Inc. (a)	10	401
FreightCar America, Inc. (a)	5,718	171,426
GP Strategies Corp. (a)	2,390	31,285
Koppers Holdings, Inc.	1,174	53,687
STR Holdings, Inc. (a)	340	5,600
Sturm, Ruger & Co., Inc.	5,812	138,209
Teleflex, Inc.	20	1,260
Tredegar Corp.	3,927	85,923
Trimas Corp. (a)	2,460	57,097

		777,395

Media — 1.3%
Belo Corp. Class A (a)	440	3,718
DISH Network Corp. Class A (a)	1,870	46,825
The Dolan Co. (a)	7,070	83,214
FactSet Research Systems, Inc.	4,288	469,150
Gannett Co., Inc.	9,405	141,639
Journal Communications, Inc. Class A (a)	4,130	22,509
Lee Enterprises, Inc. (a)	10,700	15,301
Meredith Corp.	1,020	34,088
Scholastic Corp.	1,810	47,567
Sinclair Broadcast Group, Inc. Class A	11,796	135,536

		999,547

Metal Fabricate & Hardware — 0.4%
L.B. Foster Co. Class A	120	5,107
Mueller Industries, Inc.	1,090	42,641
The Timken Co.	3,410	192,290
Worthington Industries, Inc.	2,520	54,356

		294,394

Mining — 0.5%
Century Aluminum Co. (a)	4,610	92,108
Compass Minerals International, Inc.	3,070	299,663
Contango ORE, Inc. (a)	94	1,636
Horsehead Holding Corp. (a)	220	3,469
Noranda Aluminum Holding Corp. (a)	1,090	18,519
Taseko Mines Ltd. (a)	530	2,793

		418,188

Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc.	20	491

Office Furnishings — 0.2%
Knoll, Inc.	5,920	116,210

Oil & Gas — 2.5%
Atwood Oceanics, Inc. (a)	40	1,797

	Number of Shares	Value
Callon Petroleum Co. (a)	3,180	$21,783
Contango Oil & Gas Co. (a)	20	1,238
CVR Energy, Inc. (a)	4,668	103,770
Dominion Resources Black Warrior Trust	1,230	15,252
Energy Partners Ltd. (a)	910	16,571
Gran Tierra Energy, Inc. (a)	12,650	93,863
Helmerich & Payne, Inc.	310	20,565
Holly Corp.	10,402	602,276
Nabors Industries Ltd. (a)	1,740	53,314
Patterson-UTI Energy, Inc.	4,250	132,217
Pengrowth Energy Corp.	7,420	104,919
Petrobras Argentina SA ADR (Argentina)	1,820	41,514
PetroQuest Energy, Inc. (a)	10,060	88,126
Precision Drilling Corp. (a)	11,620	175,927
PrimeEnergy Corp. (a)	460	12,342
Stone Energy Corp. (a)	5,870	207,563
Tesoro Corp. (a)	1,420	38,510
VAALCO Energy, Inc. (a)	6,080	42,378
W&T Offshore, Inc.	5,610	150,404
Warren Resources, Inc. (a)	1,220	5,527
Western Refining, Inc. (a)	2,130	36,125

		1,965,981

Oil & Gas Services — 1.0%
Basic Energy Services, Inc. (a)	290	8,915
Bolt Technology Corp. (a)	1,664	24,361
Cal Dive International, Inc. (a)	5,221	41,037
Cie Generale de Geophysique — Veritas Sponsored ADR (France) (a)	2,270	80,335
Complete Production Services, Inc. (a)	3,890	132,027
Helix Energy Solutions Group, Inc. (a)	2,780	52,625
Newpark Resources, Inc. (a)	13,180	119,015
North American Energy Partners, Inc. (a)	120	1,368
RPC, Inc.	5,780	156,349
Superior Energy Services, Inc. (a)	3,530	135,623
Tesco Corp. (a)	170	3,198
TETRA Technologies, Inc. (a)	3,670	54,206

		809,059

Packaging & Containers — 0.7%
Ball Corp.	60	2,239
Bemis Co., Inc.	1,100	34,474
Crown Holdings, Inc. (a)	20	748
Graphic Packaging Holding Co. (a)	1,340	7,357
Packaging Corporation of America	18,376	524,267

		569,085

Pharmaceuticals — 3.1%
Align Technology, Inc. (a)	2,200	53,108
Endo Pharmaceuticals Holdings, Inc. (a)	4,766	186,637

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Laboratories, Inc. (a)	220	$7,295
Hi-Tech Pharmacal Co., Inc. (a)	2,680	74,129
Impax Laboratories, Inc. (a)	3,770	103,223
The Medicines Co. (a)	6,940	108,958
Medicis Pharmaceutical Corp. Class A	4,976	176,449
Par Pharmaceutical Cos., Inc. (a)	1,890	65,092
Perrigo Co.	3,259	294,483
Questcor Pharmaceuticals, Inc. (a)	11,053	226,586
Salix Pharmaceuticals Ltd. (a)	8,710	342,216
Sirona Dental Systems, Inc. (a)	1,686	96,220
SXC Health Solutions Corp. (a)	6,470	356,885
ViroPharma, Inc. (a)	6,570	126,735
Warner Chilcott PLC Class A	7,250	167,113
Watson Pharmaceuticals, Inc. (a)	860	53,337

		2,438,466

Pipelines — 1.1%
Atlas Energy LP	1,500	39,990
MarkWest Energy Partners LP	10,554	538,149
Plains All American Pipeline LP	4,600	295,504

		873,643

Real Estate — 0.3%
CB Richard Ellis Group, Inc. Class A (a)	2,200	58,762
Jones Lang LaSalle, Inc.	1,420	145,380

		204,142

Real Estate Investment Trusts (REITS) — 7.1%
American Campus Communities, Inc.	2,240	78,736
Associated Estates Realty Corp.	4,600	76,544
BRE Properties, Inc.	3,610	183,099
Camden Property Trust	2,490	156,247
CBL & Associates Properties, Inc.	8,320	154,502
Chatham Lodging Trust	7,110	114,827
Colonial Properties Trust	2,030	42,955
Developers Diversified Realty Corp.	290	4,275
Digital Realty Trust, Inc.	16,912	1,020,470
Duke Realty Corp.	6,240	95,160
Eastgroup Properties	60	2,764
Essex Property Trust, Inc.	1,360	184,253
Extra Space Storage, Inc.	7,070	153,065
Glimcher Realty Trust	310	2,961
Hatteras Financial Corp.	17,955	510,102
Highwoods Properties, Inc.	790	29,151
Home Properties, Inc.	2,950	187,030
Kilroy Realty Corp.	2,330	97,720
LaSalle Hotel Properties	13,460	378,764
Medical Properties Trust, Inc.	2,080	25,667
Mid-America Apartment Communities, Inc.	9,205	615,354
Post Properties, Inc.	500	20,300
PS Business Parks, Inc.	280	16,873
Sovran Self Storage, Inc.	50	2,139

	Number of Shares	Value
Starwood Property Trust, Inc.	17,672	$402,745
Strategic Hotels & Resorts, Inc. (a)	4,210	28,712
Sun Communities, Inc.	570	21,934
Tanger Factory Outlet Centers, Inc.	16,292	450,148
Taubman Centers, Inc.	2,660	154,679
U-Store-It Trust	13,710	155,746
UDR, Inc.	6,180	160,000
Urstadt Biddle Properties, Inc. Class A	80	1,574
Ventas, Inc.	670	37,473

		5,565,969

Retail — 7.7%
Advance Auto Parts, Inc.	320	20,947
AFC Enterprises, Inc (a)	1,316	19,819
American Eagle Outfitters, Inc.	10,360	161,202
ANN, Inc. (a)	2,920	91,133
Big Lots, Inc. (a)	1,777	73,052
Bob Evans Farms, Inc.	710	22,266
Books-A-Million, Inc.	1,810	8,362
Brinker International, Inc.	6,090	146,708
Cash America International, Inc.	3,938	186,858
The Cato Corp. Class A	5,869	149,718
CEC Entertainment, Inc.	212	8,020
Chico’s FAS, Inc.	6,140	89,828
The Children’s Place Retail Store, Inc. (a)	19,072	1,014,058
Collective Brands, Inc. (a)	5,740	120,540
Cracker Barrel Old Country Store, Inc.	9,230	472,853
Destination Maternity Corp.	70	1,636
Dillard’s, Inc. Class A	4,730	227,135
Domino’s Pizza, Inc. (a)	1,590	29,526
DSW, Inc. Class A (a)	2,860	135,793
Express, Inc.	6,970	150,482
EZCORP, Inc. Class A (a)	6,280	197,757
The Finish Line, Inc. Class A	7,465	160,423
First Cash Financial Services, Inc. (a)	613	24,054
Foot Locker, Inc.	8,320	179,046
GameStop Corp. Class A (a)	6,040	155,107
Insight Enterprises, Inc. (a)	6,854	117,615
Kirkland’s, Inc. (a)	7,323	110,504
The Men’s Wearhouse, Inc.	2,100	58,569
Nu Skin Enterprises, Inc. Class A	5,940	190,615
Papa John’s International, Inc. (a)	3,443	103,497
The Pep Boys-Manny, Moe & Jack	550	7,535
Phillips-Van Heusen Corp.	9,100	640,731
Pier 1 Imports, Inc. (a)	5,460	66,503
Ruby Tuesday, Inc. (a)	1,470	15,450
Sally Beauty Holdings, Inc. (a)	5,200	76,908
Select Comfort Corp. (a)	6,000	95,220
Signet Jewelers Ltd. (a)	2,469	108,019
Stage Stores, Inc.	2,127	40,966
Tractor Supply Co.	7,936	491,000
Williams-Sonoma, Inc.	2,970	128,928

		6,098,383

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 1.0%
BankUnited, Inc.	11,000	$308,990
BofI Holding, Inc. (a)	1,160	19,488
First Defiance Financial Corp. (a)	2,268	31,026
First Niagara Financial Group, Inc.	29,048	418,291
ViewPoint Financial Group	1,330	16,426

		794,221

Semiconductors — 6.5%
Advanced Semiconductor Engineering, Inc. Sponsored ADR (Taiwan)	3,230	19,057
Amkor Technology, Inc. (a)	2,620	17,554
ASM International NV (a)	960	41,520
Atmel Corp. (a)	10,620	162,486
ATMI, Inc. (a)	1,540	30,661
Avago Technologies Ltd.	2,640	88,334
Brooks Automation, Inc. (a)	6,070	74,236
Cabot Microelectronics Corp. (a)	1,920	93,792
Cypress Semiconductor Corp. (a)	7,010	152,538
Entegris, Inc. (a)	9,040	78,015
Fairchild Semiconductor International, Inc. (a)	11,420	239,478
GSI Technology, Inc. (a)	60	535
Hanwha SolarOne Co. Ltd. Sponsored ADR (Cayman Islands) (a)	5,740	39,204
Himax Technologies, Inc. ADR (Cayman Islands)	15,608	39,488
Integrated Device Technology, Inc. (a)	14,110	114,785
International Rectifier Corp. (a)	2,730	94,349
IXYS Corp. (a)	270	4,282
KLA-Tencor Corp.	1,740	76,386
Kulicke & Soffa Industries, Inc. (a)	8,500	77,010
Lam Research Corp. (a)	2,000	96,620
Lattice Semiconductor Corp. (a)	21,170	143,744
LSI Corp. (a)	22,900	167,857
LTX-Credence Corp. (a)	1,100	9,537
Maxim Integrated Products, Inc.	4,850	132,599
Micrel, Inc.	9,352	119,799
Mindspeed Technologies, Inc. (a)	190	1,714
MKS Instruments, Inc.	5,340	151,549
Nanometrics, Inc. (a)	2,930	47,378
Netlogic Microsystems, Inc. (a)	9,548	411,805
Novellus Systems, Inc. (a)	5,650	181,365
ON Semiconductor Corp. (a)	15,150	159,227
Photronics, Inc. (a)	4,060	35,444
PMC-Sierra, Inc. (a)	2,570	20,611
QLogic Corp. (a)	7,777	139,831
Rudolph Technologies, Inc. (a)	530	5,994
Semtech Corp. (a)	21,907	614,930
Sigma Designs, Inc. (a)	1,770	22,585
Skyworks Solutions, Inc. (a)	17,507	550,770
Spreadtrum Communications, Inc. Sponsored ADR (Cayman Islands) (a)	740	15,836

	Number of Shares	Value
Standard Microsystems Corp. (a)	1,100	$29,865
Teradyne, Inc. (a)	10,660	171,626
Varian Semiconductor Equipment Associates, Inc. (a)	6,402	268,436
Veeco Instruments, Inc. (a)	3,160	161,571

		5,104,403

Software — 2.6%
Actuate Corp. (a)	9,669	56,370
Acxiom Corp. (a)	1,810	26,354
Allscripts Healthcare Solutions, Inc. (a)	27,448	591,230
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	2,650	120,098
CSG Systems International, Inc. (a)	6,082	129,182
Emdeon, Inc. Class A (a)	140	2,192
Fair Isaac Corp.	431	12,878
ManTech International Corp. Class A (a)	20	878
Monotype Imaging Holdings, Inc. (a)	2,230	30,328
MSCI, Inc. Class A (a)	24,988	886,324
Open Text Corp. (a)	1,010	61,812
Patni Computer Systems Ltd. Sponsored ADR (India)	4,061	77,768
Satyam Computer Services Ltd. ADR (India) (a)	80	277
Shanda Games Ltd. Sponsored ADR (Cayman Islands) (a)	11,270	84,525

		2,080,216

Telecommunications — 2.3%
Black Box Corp.	722	25,227
Cellcom Israel Ltd.	4,940	158,574
Cincinnati Bell, Inc. (a)	19,425	58,081
General Communication, Inc. Class A (a)	70	805
IDT Corp. Class B	1,750	50,732
Mastec, Inc. (a)	7,260	164,657
NeuStar, Inc. Class A (a)	4,384	117,886
Neutral Tandem, Inc. (a)	100	1,529
Nortel Inversora SA Series B ADR (Argentina) (a)	1,200	31,344
NTELOS Holdings Corp.	1,430	28,214
Partner Communications Sponsored ADR (Israel)	1,270	24,600
Plantronics, Inc.	3,770	139,754
Polycom, Inc. (a)	6,600	394,878
RF Micro Devices, Inc. (a)	20,460	136,264
Telecom Argentina SA Sponsored ADR (Argentina)	4,360	99,495
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	4,680	40,856
Tim Participacoes SA Sponsored ADR (Brazil)	2,580	121,724

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
USA Mobility, Inc.	6,825	$105,446
Vonage Holdings Corp. (a)	19,240	99,278

		1,799,344

Textiles — 0.1%
G&K Services, Inc. Class A	1,340	44,354
UniFirst Corp.	270	13,975

		58,329

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (a)	4,600	96,784

Transportation — 2.3%
Atlas Air Worldwide Holdings, Inc. (a)	2,080	143,333
Diana Shipping, Inc. (a)	34	383
Genesee & Wyoming, Inc. Class A (a)	5,000	309,900
Guangshen Railway Co. Ltd. Sponsored ADR (China)	170	3,378
Heartland Express, Inc.	1,790	30,878
Hub Group, Inc. Class A (a)	10,793	434,742
Old Dominion Freight Line, Inc. (a)	21,939	820,957
RailAmerica, Inc. (a)	110	1,872
Safe Bulkers, Inc.	6,713	54,711
Werner Enterprises, Inc.	1,160	30,357

		1,830,511

Trucking & Leasing — 0.2%
Aircastle Ltd.	86	1,072
AMERCO (a)	1,420	144,442
Fly Leasing Ltd. ADR (Bermuda)	1,570	21,273

		166,787

Water — 0.2%
Aqua America, Inc.	8,379	188,946

TOTAL COMMON STOCK (Cost $60,041,957)		76,878,719

TOTAL EQUITIES (Cost $60,041,957)		76,878,719

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	300	3

TOTAL RIGHTS (Cost $0)		3

TOTAL LONG-TERM INVESTMENTS (Cost $60,041,957)		76,878,722

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/11, 0.010%, due 5/02/11 (c)	$1,454,815	$1,454,815

TOTAL SHORT-TERM INVESTMENTS (Cost $1,454,815)		1,454,815

TOTAL INVESTMENTS — 99.4% (Cost $61,496,772) (d)		78,333,537

Other Assets/(Liabilities) — 0.6%		438,722

NET ASSETS — 100.0%		$78,772,259

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,454,816. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $1,484,449.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Advertising — 0.2%
APAC Customer Services, Inc. (a)	7,080	$40,427
Harte-Hanks, Inc.	172	1,598
The Interpublic Group of Companies, Inc.	30,230	355,202

		397,227

Aerospace & Defense — 1.7%
AAR Corp.	3,770	98,171
BE Aerospace, Inc. (a)	48,740	1,880,877
Cubic Corp.	6,700	362,336
Ducommun, Inc.	3,530	80,307
Esterline Technologies Corp. (a)	30	2,154
LMI Aerospace, Inc. (a)	1,070	21,453
Moog, Inc. Class A (a)	4,780	210,894
Spirit AeroSystems Holdings, Inc. Class A (a)	51,510	1,267,146
Teledyne Technologies, Inc. (a)	420	21,206

		3,944,544

Airlines — 0.7%
Alaska Air Group, Inc. (a)	8,370	551,332
Pinnacle Airlines Corp. (a)	7,410	40,385
Republic Airways Holdings, Inc. (a)	11,770	63,499
Southwest Airlines Co.	24,270	285,172
Tam SA Sponsered ADR (Brazil)	4,210	87,905
US Airways Group, Inc. (a)	61,970	563,307

		1,591,600

Apparel — 0.8%
Ascena Retail Group, Inc. (a)	13,630	426,483
Carter’s, Inc. (a)	100	3,092
Crocs, Inc. (a)	2,130	42,834
Perry Ellis International, Inc. (a)	3,180	89,613
The Timberland Co. Class A (a)	15,709	709,890
True Religion Apparel, Inc. (a)	2,760	83,407
The Warnaco Group, Inc. (a)	5,770	371,357

		1,726,676

Auto Manufacturers — 0.2%
Navistar International Corp. (a)	5,210	362,199
Oshkosh Corp. (a)	2,900	91,814

		454,013

Automotive & Parts — 1.8%
American Axle & Manufacturing Holdings, Inc. (a)	20,830	266,624
Autoliv, Inc.	3,340	267,634
Cooper Tire & Rubber Co.	5,080	137,058
Dana Holding Corp. (a)	74,610	1,355,664
Federal-Mogul Corp. (a)	3,580	94,870
Lear Corp.	9,470	484,296

	Number of Shares	Value
Superior Industries International, Inc.	340	$8,592
TRW Automotive Holdings Corp. (a)	3,390	193,433
Visteon Corp/New (a)	18,330	1,235,992

		4,044,163

Banks — 1.8%
Banco Latinoamericano de Comercio Exterior SA	6,140	106,590
BBVA Banco Frances SA Sponsored ADR (Argentina)	11,460	119,299
Century Bancorp, Inc. Class A	2,340	64,537
City Holding Co.	80	2,728
First Midwest Bancorp, Inc.	33,180	434,658
FirstMerit Corp.	68,230	1,191,978
Grupo Financiero Galicia SA ADR (Argentina) (a)	9,760	124,733
IBERIABANK Corp.	23,630	1,418,036
International Bancshares Corp.	4,740	83,519
KeyCorp	2,680	23,236
National Bankshares, Inc.	1,810	51,458
Northrim BanCorp, Inc.	3,290	65,833
Synovus Financial Corp.	153,570	383,925

		4,070,530

Beverages — 0.4%
Constellation Brands, Inc. Class A (a)	22,310	499,521
Cott Corp. (a)	40,320	359,654

		859,175

Biotechnology — 0.5%
Affymetrix, Inc. (a)	1,490	8,046
Cambrex Corp. (a)	19,560	102,886
Harvard Bioscience, Inc. (a)	14,150	81,221
Human Genome Sciences, Inc. (a)	13,850	408,159
Myriad Genetics, Inc. (a)	8,500	182,240
PDL BioPharma, Inc.	57,378	368,367
Sequenom, Inc. (a)	538	3,793
WuXi PharmaTech Cayman, Inc. Sponsored ADR (Cayman Islands) (a)	1,140	20,064

		1,174,776

Building Materials — 0.4%
Eagle Materials, Inc.	26,820	780,194
Quanex Building Products Corp.	4,580	95,997

		876,191

Chemicals — 1.9%
Cabot Corp.	3,980	178,503
Cytec Industries, Inc.	24,484	1,436,721
Ferro Corp. (a)	6,950	104,250
Georgia Gulf Corp. (a)	4,380	172,484
Gulf Resources, Inc. (a)	9,630	30,142
Hawkins, Inc.	4,020	189,101

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Innophos Holdings, Inc.	6,683	$309,690
Innospec, Inc. (a)	3,660	137,836
KMG Chemicals, Inc.	4,180	86,066
Minerals Technologies, Inc.	3,725	253,300
NewMarket Corp.	1,740	320,717
OM Group, Inc. (a)	3,430	124,303
PolyOne Corp.	8,000	115,840
Solutia, Inc. (a)	4,710	124,109
Stepan Co.	830	59,735
TPC Group, Inc. (a)	2,070	81,641
Ultrapar Participacoes SA Sponsored ADR (Brazil)	15,660	281,723
W.R. Grace & Co. (a)	5,010	227,254
Westlake Chemical Corp.	3,150	206,797

		4,440,212

Coal — 0.5%
Alpha Natural Resources, Inc. (a)	1,970	114,595
Arch Coal, Inc.	10,800	370,440
International Coal Group, Inc. (a)	42,530	469,106
James River Coal Co. (a)	8,290	193,323
L&L Energy, Inc. (a)	2,950	20,502

		1,167,966

Commercial Services — 6.9%
Advance America Cash Advance Centers, Inc.	39,000	229,320
Apollo Group, Inc. Class A (a)	13,590	544,008
Avis Budget Group, Inc. (a)	240	4,550
Booz Allen Hamilton Holding Corp. (a)	4,320	83,549
Bridgepoint Education, Inc. (a)	7,400	129,870
Capella Education Co. (a)	21,380	1,060,448
Cardtronics, Inc. (a)	4,090	86,913
Career Education Corp. (a)	21,970	479,166
CBIZ, Inc. (a)	33,560	245,995
Chemed Corp.	1,440	100,267
Consolidated Graphics, Inc. (a)	6,130	344,199
Convergys Corp. (a)	13,223	191,733
Corvel Corp. (a)	1,030	53,354
CPI Corp.	1,430	25,697
Deluxe Corp.	21,594	584,766
DeVry, Inc.	2,440	129,076
Donnelley (R.R.) & Sons Co.	15,030	283,466
Education Management Corp. (a)	760	14,090
Euronet Worldwide, Inc. (a)	1,530	28,688
Global Cash Access Holdings, Inc. (a)	26,026	85,886
Great Lakes Dredge & Dock Co.	35,370	263,506
Healthspring, Inc. (a)	62,501	2,593,166
HMS Holdings Corp. (a)	18,590	1,463,219
ITT Educational Services, Inc. (a)	1,050	75,317
KAR Auction Services, Inc. (a)	5,140	100,230
Korn/Ferry International (a)	53,760	1,113,370
Lincoln Educational Services Corp.	12,550	209,585

	Number of Shares	Value
MAXIMUS, Inc.	3,650	$291,963
Medifast, Inc. (a)	4,190	82,753
Moody’s Corp.	34,310	1,342,893
Net 1 UEPS Technologies, Inc. (a)	12,590	105,504
Pharmaceutical Product Development, Inc.	9,000	277,650
Providence Service Corp. (a)	3,020	44,515
Rent-A-Center, Inc.	6,100	185,745
Robert Half International, Inc.	86,110	2,611,716
SFN Group, Inc. (a)	2,640	27,799
Sotheby’s	70	3,536
Team, Inc. (a)	1,440	35,928
Teekay Offshore Partners LP	180	5,557
TeleTech Holdings, Inc. (a)	6,707	133,268
Valassis Communications, Inc. (a)	370	10,667

		15,682,928

Computers — 1.7%
CACI International, Inc. Class A (a)	16,890	1,032,148
Cadence Design Systems, Inc. (a)	5,470	56,779
CGI Group, Inc. (a)	10,880	238,272
DST Systems, Inc.	93	4,586
Jack Henry & Associates, Inc.	130	4,416
Lexmark International, Inc. Class A (a)	1,350	43,538
Logitech International SA (a)	5,150	71,121
Manhattan Associates, Inc. (a)	11,072	400,253
MTS Systems Corp.	70	3,099
Netscout Systems, Inc. (a)	170	4,350
Spansion, Inc. (a)	270	5,319
Synaptics, Inc. (a)	13,010	369,744
Unisys Corp. (a)	30	890
Western Digital Corp. (a)	39,490	1,571,702

		3,806,217

Cosmetics & Personal Care — 0.0%
Elizabeth Arden, Inc. (a)	1,490	44,790
Inter Parfums, Inc.	2,280	43,388

		88,178

Distribution & Wholesale — 1.3%
Brightpoint, Inc. (a)	5,270	53,332
Core-Mark Holding Co., Inc. (a)	100	3,351
Fossil, Inc. (a)	18,711	1,792,140
Pool Corp.	39,110	1,183,469

		3,032,292

Diversified Financial — 1.6%
Apollo Global Management LLC Class A (a)	30,380	549,270
Calamos Asset Management, Inc. Class A	4,540	73,866
Credit Acceptance Corp. (a)	3,500	283,150
Encore Capital Group, Inc. (a)	9,020	270,059
Federal Agricultural Mortgage Corp. Class C	180	3,411

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Janus Capital Group, Inc.	23,480	$285,752
MF Global Holdings Ltd. (a)	130,493	1,097,446
National Financial Partners Corp. (a)	9,230	148,511
Nelnet, Inc. Class A	3,765	86,708
Oppenheimer Holdings, Inc. Class A	670	20,576
Stifel Financial Corp. (a)	5,805	265,172
Waddell & Reed Financial, Inc. Class A	50	2,050
World Acceptance Corp. (a)	7,985	542,581

		3,628,552

Electric — 3.2%
The AES Corp. (a)	194,900	2,580,476
Alliant Energy Corp.	10,930	432,172
Cia Energetica de Minas Gerais Sponsored ADR (Brazil)	17,760	370,651
Cia Paranaense de Energia Sponsored ADR (Brazil)	18,280	503,980
CMS Energy Corp.	26,850	531,630
El Paso Electric Co. (a)	14,390	445,802
Empresa Distribuidora y Comercializadora Norte SA Sponsored ADR (Argentina) (a)	7,118	74,170
Integrys Energy Group, Inc.	110	5,760
NV Energy, Inc.	30,100	457,219
Portland General Electric Co.	220	5,491
TECO Energy, Inc.	27,090	522,024
Unisource Energy Corp.	9,610	356,819
Westar Energy, Inc.	34,360	934,936

		7,221,130

Electrical Components & Equipment — 1.2%
Advanced Battery Technologies, Inc. (a)	9,500	16,340
Belden, Inc.	260	9,888
China Sunergy Co. Ltd. (a)	41,550	149,995
Generac Holdings, Inc. (a)	41,390	861,740
Greatbatch, Inc. (a)	37,430	1,013,230
Insteel Industries, Inc.	350	5,226
JA Solar Holdings Co. Ltd. ADR (Cayman Islands) (a)	17,430	119,744
Lihua International, Inc. (a)	8,470	68,184
Littelfuse, Inc.	2,500	155,525
Molex, Inc.	2,200	59,400
Power-One, Inc. (a)	25,340	209,308

		2,668,580

Electronics — 2.7%
AVX Corp.	24,530	400,084
Brady Corp. Class A	3,210	121,049
Celestica, Inc. (a)	9,080	100,425
China Digital TV Holding Co. Ltd. Sponsored ADR (Cayman Islands)	8,180	55,460
Coherent, Inc. (a)	930	58,134

	Number of Shares	Value
DDi Corp.	480	$4,613
Dolby Laboratories, Inc. Class A (a)	14,591	730,426
Imax Corp. (a)	69,120	2,424,730
Ituran Location and Control Ltd.	3,960	64,390
Jabil Circuit, Inc.	10,480	207,923
Kemet Corp. (a)	11,910	187,344
Multi-Fineline Electronix, Inc. (a)	5,720	152,324
Newport Corp. (a)	4,530	84,847
Thomas & Betts Corp. (a)	3,534	204,866
Vishay Intertechnology, Inc. (a)	29,890	570,301
Waters Corp. (a)	7,650	749,700

		6,116,616

Energy – Alternate Sources — 0.3%
Green Plains Renewable Energy, Inc. (a)	1,470	18,405
GT Solar International, Inc. (a)	52,660	588,212

		606,617

Engineering & Construction — 2.5%
Aecom Technology Corp. (a)	53,885	1,468,905
Chicago Bridge & Iron Co. NV	13,770	558,236
KBR, Inc.	57,130	2,192,078
Michael Baker Corp. (a)	5,250	129,360
Sterling Construction Co., Inc. (a)	6,080	91,139
Tutor Perini Corp.	39,300	1,047,738
URS Corp. (a)	6,030	269,843

		5,757,299

Entertainment — 0.5%
Bally Technologies, Inc. (a)	26,230	1,022,707
National CineMedia, Inc.	220	3,837
Speedway Motorsports, Inc.	7,760	120,901

		1,147,445

Environmental Controls — 0.5%
Duoyuan Global Water, Inc. ADR (British Virgin Islands) (a) (b)	4,300	16,684
Waste Connections, Inc.	39,330	1,210,184

		1,226,868

Foods — 1.5%
B&G Foods, Inc.	2,480	44,838
Cal-Maine Foods, Inc.	1,760	50,846
Corn Products International, Inc.	20	1,102
Flowers Foods, Inc.	1,570	47,979
Fresh Del Monte Produce, Inc.	2,440	66,148
Hormel Foods Corp.	11,700	344,097
M&F Worldwide Corp. (a)	6,352	159,372
Nash Finch Co.	680	25,310
Overhill Farms, Inc. (a)	8,490	52,298
Ruddick Corp.	80	3,322
Safeway, Inc.	8,320	202,259
Seaboard Corp.	100	238,700
Smithfield Foods, Inc. (a)	18,340	432,091

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Spartan Stores, Inc.	120	$1,873
SUPERVALU, Inc.	4,900	55,174
TreeHouse Foods, Inc. (a)	20,220	1,226,748
Tyson Foods, Inc. Class A	19,730	392,627
Weis Markets, Inc.	670	27,651

		3,372,435

Forest Products & Paper — 1.2%
Boise, Inc.	33,990	333,782
Buckeye Technologies, Inc.	21,610	608,538
Domtar Corp.	5,000	465,100
KapStone Paper and Packaging Corp. (a)	9,690	168,412
MeadWestvaco Corp.	1,570	52,893
P.H. Glatfelter Co.	16,430	223,448
Rayonier, Inc.	8,270	548,797
Rock-Tenn Co. Class A	5,416	374,083

		2,775,053

Gas — 1.5%
Atmos Energy Corp.	10,750	375,067
Chesapeake Utilities Corp.	1,380	59,050
PAA Natural Gas Storage LP	30,700	753,071
Southern Union Co.	20	598
Southwest Gas Corp.	5,610	223,110
UGI Corp.	56,250	1,873,125
Vectren Corp.	4,300	122,894

		3,406,915

Hand & Machine Tools — 0.5%
Franklin Electric Co., Inc.	1,300	58,643
Regal-Beloit Corp.	13,940	1,056,513

		1,115,156

Health Care – Products — 1.8%
Atrion Corp.	920	159,298
Bruker Corp. (a)	21,570	425,792
China Medical Technologies, Inc. Sponsored ADR (Cayman Islands) (a)	3,040	35,902
The Cooper Cos., Inc.	520	38,948
Cyberonics, Inc. (a)	310	11,027
Dexcom, Inc. (a)	43,100	717,615
Hanger Orthopedic Group, Inc. (a)	80	2,174
Hill-Rom Holdings, Inc.	3,673	165,322
ICU Medical, Inc. (a)	740	33,381
Invacare Corp.	13,408	441,123
Kensey Nash Corp. (a)	7,215	178,427
Orthofix International NV (a)	18,600	633,702
PSS World Medical, Inc. (a)	4,130	118,779
Steris Corp.	1,430	51,537
Utah Medical Products, Inc.	1,860	51,745
Volcano Corp. (a)	33,620	896,309
Wright Medical Group, Inc. (a)	220	3,637

	Number of Shares	Value
Young Innovations, Inc.	2,030	$62,970

		4,027,688

Health Care – Services — 2.5%
Air Methods Corp. (a)	890	60,182
Allied Healthcare International, Inc. (a)	18,140	47,345
Almost Family, Inc. (a)	4,590	159,135
AMERIGROUP Corp. (a)	8,180	558,694
AmSurg Corp. (a)	12,866	345,581
Centene Corp. (a)	2,610	94,560
Continucare Corp. (a)	17,380	93,157
The Ensign Group, Inc.	7,370	203,854
Five Star Quality Care, Inc. (a)	540	4,525
Gentiva Health Services, Inc. (a)	10,368	290,304
Health Management Associates, Inc. Class A (a)	157,390	1,775,359
HEALTHSOUTH Corp. (a)	3,190	81,760
Healthways, Inc. (a)	1,695	28,679
LHC Group, Inc. (a)	12,046	356,803
LifePoint Hospitals, Inc. (a)	218	9,071
Lincare Holdings, Inc.	16,844	529,239
Magellan Health Services, Inc. (a)	9,423	490,185
MEDNAX, Inc. (a)	20	1,418
Metropolitan Health Networks, Inc. (a)	24,730	104,361
Select Medical Holdings Corp. (a)	610	5,441
Skilled Healthcare Group, Inc. Class A (a)	12,660	153,439
Triple-S Management Corp. Class B (a)	9,222	193,109
U.S. Physical Therapy, Inc.	7,340	178,729
Universal Health Services, Inc. Class B	50	2,739

		5,767,669

Holding Company – Diversified — 0.0%
Primoris Services Corp.	230	2,709

Home Builders — 0.3%
Toll Brothers, Inc. (a)	29,010	609,500

Household Products — 1.4%
Acco Brands Corp. (a)	400	3,884
American Greetings Corp. Class A	13,940	342,924
Avery Dennison Corp.	9,090	379,417
Central Garden & Pet Co. Class A (a)	25,218	252,684
Church & Dwight Co., Inc.	19,910	1,642,177
CSS Industries, Inc.	2,610	50,321
Ennis, Inc.	10,358	193,487
Helen of Troy Ltd. (a)	5,510	171,471
Kid Brands, Inc. (a)	9,172	67,047
Prestige Brands Holdings, Inc. (a)	18,190	210,095

		3,313,507

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.3%
National Presto Industries, Inc.	2,051	$227,722
The Toro Co.	5,593	379,821

		607,543

Insurance — 6.3%
Allied World Assurance Co. Holdings Ltd.	6,171	400,930
Alterra Capital Holdings Ltd.	24,030	528,179
American Equity Investment Life Holding Co.	19,860	255,400
American Financial Group, Inc.	14,160	506,503
American Safety Insurance Holdings Ltd. (a)	3,490	71,056
AMERISAFE, Inc. (a)	9,833	219,571
AmTrust Financial Services, Inc.	17,392	335,666
Arch Capital Group Ltd. (a)	6,050	629,200
Assured Guaranty Ltd.	14,710	250,070
Brown & Brown, Inc.	36,270	937,580
CNA Financial Corp.	4,140	128,506
CNA Surety Corp. (a)	1,650	43,709
CNO Financial Group, Inc. (a)	23,740	191,344
Delphi Financial Group, Inc. Class A	4,870	155,597
EMC Insurance Group, Inc.	2,410	52,562
Enstar Group Ltd. (a)	2,220	248,973
FBL Financial Group, Inc. Class A	8,250	251,625
Fidelity National Financial, Inc. Class A	34,050	525,732
First American Financial Corp.	270	4,212
FPIC Insurance Group, Inc. (a)	6,265	231,304
Harleysville Group, Inc.	4,431	142,147
HCC Insurance Holdings, Inc.	1,030	33,516
Horace Mann Educators Corp.	14,820	264,982
Infinity Property & Casualty Corp.	4,774	282,143
Life Partners Holdings, Inc.	16,330	114,473
Maiden Holdings Ltd.	10,430	77,704
Meadowbrook Insurance Group, Inc.	22,130	226,611
MGIC Investment Corp. (a)	220,920	1,913,167
National Interstate Corp.	2,560	57,574
National Western Life Insurance Co. Class A	590	95,031
The Navigators Group, Inc. (a)	2,230	115,581
OneBeacon Insurance Group Ltd. Class A	11,270	158,344
Primerica, Inc.	14,110	326,223
ProAssurance Corp. (a)	3,351	222,506
Protective Life Corp.	15,100	406,341
Reinsurance Group of America, Inc. Class A	7,140	451,962
RenaissanceRe Holdings Ltd.	60	4,217
RLI Corp.	110	6,516
Selective Insurance Group, Inc.	6,690	118,012
StanCorp Financial Group, Inc.	8,014	345,403
Symetra Financial Corp.	21,190	294,117

	Number of Shares	Value
Torchmark Corp.	16,470	$1,102,172
Tower Group, Inc.	7,160	163,749
Unitrin, Inc.	14,400	435,456
Universal American Corp.	14,770	341,187
Unum Group	8,920	236,202
W.R. Berkley Corp.	16,081	524,401
XL Group PLC	470	11,477

		14,438,933

Internet — 2.6%
Blue Coat Systems, Inc. (a)	52,090	1,500,192
Check Point Software Technologies Ltd. (a)	16,251	892,667
eResearch Technology, Inc. (a)	11,102	70,609
Giant Interactive Group, Inc. Sponsored ADR (Cayman Islands)	3,300	29,205
IAC/InterActiveCorp (a)	400	14,444
j2 Global Communications, Inc. (a)	40,525	1,193,866
Liberty Media Corp. — Interactive Class A (a)	1,100	19,228
TIBCO Software, Inc. (a)	47,920	1,437,121
ValueClick, Inc. (a)	26,110	437,343
Websense, Inc. (a)	9,970	257,126

		5,851,801

Investment Companies — 1.2%
Ares Capital Corp.	121,970	2,160,089
Gladstone Capital Corp.	15,970	181,419
Gladstone Investment Corp.	10,890	84,289
MCG Capital Corp.	20,440	134,904
Solar Capital Ltd.	160	4,061
TICC Capital Corp.	10,040	113,853
Triangle Capital Corp.	1,450	25,897

		2,704,512

Iron & Steel — 0.1%
Steel Dynamics, Inc.	15,160	275,760

Machinery – Construction & Mining — 0.3%
Terex Corp. (a)	23,260	808,983

Machinery – Diversified — 1.6%
AGCO Corp. (a)	5,540	318,993
Alamo Group, Inc.	2,850	81,538
Albany International Corp. Class A	660	16,705
Altra Holdings, Inc. (a)	460	11,679
Applied Industrial Technologies, Inc.	14,700	518,322
Briggs & Stratton Corp.	19,230	453,636
DXP Enterprises, Inc. (a)	3,257	85,496
Gardner Denver, Inc.	10,566	913,008
Kadant, Inc. (a)	630	19,436
NACCO Industries, Inc. Class A	838	88,183
Robbins & Myers, Inc.	70	3,043
Sauer-Danfoss, Inc. (a)	3,910	230,729
Twin Disc, Inc.	310	10,562
Wabtec Corp.	12,540	895,105

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Zebra Technologies Corp. Class A (a)	2,620	$102,940

		3,749,375

Manufacturing — 1.0%
Actuant Corp. Class A	3,820	106,043
AZZ, Inc.	2,777	121,577
Blount International, Inc. (a)	2,390	39,674
The Brink’s Co.	1,290	42,583
China Yuchai International Ltd. (a)	8,780	290,794
Crane Co.	1,280	63,885
EnPro Industries, Inc. (a)	30	1,202
FreightCar America, Inc. (a)	17,215	516,106
GP Strategies Corp. (a)	6,960	91,106
Koppers Holdings, Inc.	3,390	155,025
STR Holdings, Inc. (a)	970	15,976
Sturm, Ruger & Co., Inc.	16,790	399,266
Teleflex, Inc.	40	2,520
Tredegar Corp.	11,270	246,588
Trimas Corp. (a)	6,990	162,238

		2,254,583

Media — 1.3%
Belo Corp. Class A (a)	1,250	10,563
DISH Network Corp. Class A (a)	5,400	135,216
The Dolan Co. (a)	20,800	244,816
FactSet Research Systems, Inc.	12,830	1,403,730
Gannett Co., Inc.	27,330	411,590
Journal Communications, Inc. Class A (a)	11,980	65,291
Lee Enterprises, Inc. (a)	31,210	44,630
Meredith Corp.	2,980	99,592
Scholastic Corp.	5,140	135,079
Sinclair Broadcast Group, Inc. Class A	34,362	394,819

		2,945,326

Metal Fabricate & Hardware — 0.4%
L.B. Foster Co. Class A	360	15,322
Mueller Industries, Inc.	3,180	124,401
The Timken Co.	9,940	560,516
Worthington Industries, Inc.	7,210	155,520

		855,759

Mining — 0.5%
Century Aluminum Co. (a)	13,080	261,338
Compass Minerals International, Inc.	9,270	904,845
Contango ORE, Inc. (a)	252	4,385
Horsehead Holding Corp. (a)	650	10,250
Noranda Aluminum Holding Corp. (a)	3,100	52,669
Taseko Mines Ltd. (a)	1,510	7,958

		1,241,445

Office Equipment/Supplies — 0.0%
Pitney Bowes, Inc.	30	737

Office Furnishings — 0.2%
Knoll, Inc.	18,150	356,285

	Number of Shares	Value
Oil & Gas — 2.5%
Callon Petroleum Co. (a)	9,030	$61,855
Contango Oil & Gas Co. (a)	50	3,096
CVR Energy, Inc. (a)	13,686	304,240
Dominion Resources Black Warrior Trust	3,620	44,888
Energy Partners Ltd. (a)	2,610	47,528
Gran Tierra Energy, Inc. (a)	36,280	269,198
Helmerich & Payne, Inc.	890	59,043
Holly Corp.	31,375	1,816,612
Nabors Industries Ltd. (a)	4,940	151,362
Patterson-UTI Energy, Inc.	12,280	382,031
Pengrowth Energy Corp.	21,340	301,748
Petrobras Argentina SA ADR (Argentina)	5,180	118,156
PetroQuest Energy, Inc. (a)	28,940	253,514
Precision Drilling Corp. (a)	33,040	500,225
PrimeEnergy Corp. (a)	1,343	36,033
Stone Energy Corp. (a)	17,210	608,545
Tesoro Corp. (a)	4,120	111,734
VAALCO Energy, Inc. (a)	17,510	122,045
W&T Offshore, Inc.	15,960	427,888
Warren Resources, Inc. (a)	3,490	15,810
Western Refining, Inc. (a)	6,150	104,304

		5,739,855

Oil & Gas Services — 1.0%
Basic Energy Services, Inc. (a)	850	26,129
Bolt Technology Corp. (a)	4,820	70,565
Cal Dive International, Inc. (a)	15,010	117,979
Cie Generale de Geophysique — Veritas Sponsored ADR (France) (a)	6,560	232,158
Complete Production Services, Inc. (a)	11,440	388,273
Helix Energy Solutions Group, Inc. (a)	7,900	149,547
Newpark Resources, Inc. (a)	37,770	341,063
North American Energy Partners, Inc. (a)	320	3,648
RPC, Inc.	16,410	443,890
Superior Energy Services, Inc. (a)	10,340	397,263
Tesco Corp. (a)	470	8,841
TETRA Technologies, Inc. (a)	10,600	156,562

		2,335,918

Packaging & Containers — 0.7%
Ball Corp.	170	6,343
Bemis Co., Inc.	3,160	99,034
Crown Holdings, Inc. (a)	60	2,244
Graphic Packaging Holding Co. (a)	3,850	21,136
Packaging Corporation of America	55,230	1,575,712

		1,704,469

Pharmaceuticals — 3.1%
Align Technology, Inc. (a)	6,280	151,599
Endo Pharmaceuticals Holdings, Inc. (a)	13,828	541,504

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Forest Laboratories, Inc. (a)	630	$20,891
Hi-Tech Pharmacal Co., Inc. (a)	7,700	212,982
Impax Laboratories, Inc. (a)	10,860	297,347
The Medicines Co. (a)	19,880	312,116
Medicis Pharmaceutical Corp. Class A	14,310	507,433
Par Pharmaceutical Cos., Inc. (a)	5,410	186,320
Perrigo Co.	9,630	870,167
Questcor Pharmaceuticals, Inc. (a)	32,478	665,799
Salix Pharmaceuticals Ltd. (a)	26,320	1,034,113
Sirona Dental Systems, Inc. (a)	4,840	276,219
SXC Health Solutions Corp. (a)	19,480	1,074,517
ViroPharma, Inc. (a)	18,980	366,124
Warner Chilcott PLC Class A	20,590	474,599
Watson Pharmaceuticals, Inc. (a)	2,460	152,569

		7,144,299

Pipelines — 1.1%
Atlas Energy LP	4,100	109,306
MarkWest Energy Partners LP	31,720	1,617,403
Plains All American Pipeline LP	14,000	899,360

		2,626,069

Real Estate — 0.3%
CB Richard Ellis Group, Inc. Class A (a)	6,450	172,280
Jones Lang LaSalle, Inc.	4,040	413,615

		585,895

Real Estate Investment Trusts (REITS) — 7.1%
American Campus Communities, Inc.	6,400	224,960
Associated Estates Realty Corp.	13,070	217,485
BRE Properties, Inc.	10,370	525,966
Camden Property Trust	6,980	437,995
CBL & Associates Properties, Inc.	24,330	451,808
Chatham Lodging Trust	21,310	344,156
Colonial Properties Trust	5,830	123,363
Developers Diversified Realty Corp.	840	12,382
Digital Realty Trust, Inc.	49,980	3,015,793
Duke Realty Corp.	17,900	272,975
Eastgroup Properties	190	8,751
Essex Property Trust, Inc.	3,870	524,308
Extra Space Storage, Inc.	20,380	441,227
Glimcher Realty Trust	890	8,500
Hatteras Financial Corp.	53,990	1,533,856
Highwoods Properties, Inc.	2,290	84,501
Home Properties, Inc.	8,390	531,926
Kilroy Realty Corp.	6,680	280,159
LaSalle Hotel Properties	40,300	1,134,042
Medical Properties Trust, Inc.	5,960	73,546
Mid-America Apartment Communities, Inc.	27,252	1,821,796
Post Properties, Inc.	1,450	58,870
PS Business Parks, Inc.	790	47,605
Sovran Self Storage, Inc.	130	5,561

	Number of Shares	Value
Starwood Property Trust, Inc.	53,230	$1,213,112
Strategic Hotels & Resorts, Inc. (a)	12,160	82,931
Sun Communities, Inc.	1,670	64,262
Tanger Factory Outlet Centers, Inc.	48,490	1,339,779
Taubman Centers, Inc.	7,660	445,429
U-Store-It Trust	39,360	447,130
UDR, Inc.	17,790	460,583
Urstadt Biddle Properties, Inc. Class A	220	4,330
Ventas, Inc.	1,940	108,504

		16,347,591

Retail — 7.8%
Advance Auto Parts, Inc.	910	59,569
AFC Enterprises (a)	3,850	57,981
American Eagle Outfitters, Inc.	29,680	461,821
ANN, Inc. (a)	8,300	259,043
Big Lots, Inc. (a)	5,033	206,907
Bob Evans Farms, Inc.	2,060	64,602
Books-A-Million, Inc.	5,280	24,394
Brinker International, Inc.	17,850	430,006
Cash America International, Inc.	11,400	540,930
The Cato Corp. Class A	17,071	435,481
CEC Entertainment, Inc.	588	22,244
Chico’s FAS, Inc.	17,620	257,781
The Children’s Place Retail Store, Inc. (a)	57,080	3,034,943
Collective Brands, Inc. (a)	16,480	346,080
Cracker Barrel Old Country Store, Inc.	27,560	1,411,899
Destination Maternity Corp.	190	4,440
Dillard’s, Inc. Class A	13,770	661,235
Domino’s Pizza, Inc. (a)	4,600	85,422
DSW, Inc. Class A (a)	8,260	392,185
Express, Inc.	19,980	431,368
EZCORP, Inc. (a)	18,170	572,173
The Finish Line, Inc. Class A	21,740	467,193
First Cash Financial Services, Inc. (a)	1,742	68,356
Foot Locker, Inc.	23,880	513,898
GameStop Corp. Class A (a)	17,300	444,264
Insight Enterprises, Inc. (a)	20,011	343,389
Kirkland’s, Inc. (a)	21,470	323,982
The Men’s Wearhouse, Inc.	6,020	167,898
Nu Skin Enterprises, Inc. Class A	16,860	541,037
Papa John’s International, Inc. (a)	9,787	294,197
The Pep Boys-Manny, Moe & Jack	1,580	21,646
Phillips-Van Heusen Corp.	27,390	1,928,530
Pier 1 Imports, Inc. (a)	15,700	191,226
Ruby Tuesday, Inc. (a)	4,260	44,773
Sally Beauty Holdings, Inc. (a)	14,900	220,371
Select Comfort Corp. (a)	17,050	270,583
Signet Jewelers Ltd. (a)	7,140	312,375
Stage Stores, Inc.	6,230	119,990

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tractor Supply Co.	23,738	$1,468,670
Williams-Sonoma, Inc.	8,530	370,287

		17,873,169

Savings & Loans — 1.0%
BankUnited, Inc.	33,220	933,150
BofI Holding, Inc. (a)	3,380	56,784
First Defiance Financial Corp. (a)	6,610	90,425
First Niagara Financial Group, Inc.	87,467	1,259,525
ViewPoint Financial Group	3,890	48,041

		2,387,925

Semiconductors — 6.5%
Advanced Semiconductor Engineering, Inc. Sponsored ADR (Taiwan)	9,190	54,221
Amkor Technology, Inc. (a)	7,450	49,915
ASM International NV (a)	2,760	119,370
Atmel Corp. (a)	30,540	467,262
ATMI, Inc. (a)	4,540	90,391
Avago Technologies Ltd.	7,600	254,296
Brooks Automation, Inc. (a)	17,400	212,802
Cabot Microelectronics Corp. (a)	5,580	272,583
Cypress Semiconductor Corp. (a)	19,940	433,894
Entegris, Inc. (a)	25,660	221,446
Fairchild Semiconductor International, Inc. (a)	33,530	703,124
GSI Technology, Inc. (a)	190	1,693
Hanwha SolarOne Co. Ltd. Sponsored ADR (Cayman Islands) (a)	16,500	112,695
Himax Technologies, Inc. ADR (Cayman Islands)	45,460	115,014
Integrated Device Technology, Inc. (a)	40,110	326,295
International Rectifier Corp. (a)	7,840	270,950
IXYS Corp. (a)	750	11,895
KLA-Tencor Corp.	4,930	216,427
Kulicke & Soffa Industries, Inc. (a)	24,270	219,886
Lam Research Corp. (a)	5,720	276,333
Lattice Semiconductor Corp. (a)	60,150	408,418
LSI Corp. (a)	66,210	485,319
LTX-Credence Corp. (a)	3,140	27,224
Maxim Integrated Products, Inc.	14,030	383,580
Micrel, Inc.	26,833	343,731
Mindspeed Technologies, Inc. (a)	550	4,961
MKS Instruments, Inc.	15,170	430,525
Nanometrics, Inc. (a)	8,410	135,990
Netlogic Microsystems, Inc. (a)	28,840	1,243,869
Novellus Systems, Inc. (a)	16,070	515,847
ON Semiconductor Corp. (a)	43,070	452,666
Photronics, Inc. (a)	11,640	101,617
PMC-Sierra, Inc. (a)	7,420	59,508
QLogic Corp. (a)	22,290	400,774
Rudolph Technologies, Inc. (a)	1,500	16,965
Semtech Corp. (a)	65,879	1,849,224

	Number of Shares	Value
Sigma Designs, Inc. (a)	5,050	$64,438
Skyworks Solutions, Inc. (a)	52,250	1,643,785
Spreadtrum Communications, Inc. Sponsored ADR (Cayman Islands) (a)	2,130	45,582
Standard Microsystems Corp. (a)	3,170	86,066
Teradyne, Inc. (a)	30,760	495,236
Varian Semiconductor Equipment Associates, Inc. (a)	18,945	794,364
Veeco Instruments, Inc. (a)	9,260	473,464

		14,893,645

Software — 2.7%
Actuate Corp. (a)	28,230	164,581
Acxiom Corp. (a)	5,190	75,566
Allscripts Healthcare Solutions, Inc. (a)	82,658	1,780,453
Changyou.com Ltd. Sponsored ADR (Cayman Islands) (a)	7,500	339,900
CSG Systems International, Inc. (a)	17,737	376,734
Emdeon, Inc. Class A (a)	400	6,264
Fair Isaac Corp.	1,235	36,902
ManTech International Corp. Class A (a)	70	3,072
Monotype Imaging Holdings, Inc. (a)	6,540	88,944
MSCI, Inc. Class A (a)	75,410	2,674,793
Open Text Corp. (a)	2,870	175,644
Patni Computer Systems Ltd. Sponsored ADR (India)	11,800	225,970
Satyam Computer Services Ltd. ADR (India) (a)	200	692
Shanda Games Ltd. Sponsored ADR (Cayman Islands) (a)	32,010	240,075

		6,189,590

Telecommunications — 2.3%
Black Box Corp.	2,050	71,627
Cellcom Israel Ltd.	14,100	452,610
Cincinnati Bell, Inc. (a)	56,141	167,862
General Communication, Inc. Class A (a)	220	2,530
IDT Corp. Class B	5,060	146,689
Mastec, Inc. (a)	20,630	467,889
NeuStar, Inc. Class A (a)	12,780	343,654
Neutral Tandem, Inc. (a)	280	4,281
Nortel Inversora SA Series B ADR (Argentina) (a)	3,520	91,942
NTELOS Holdings Corp.	4,110	81,090
Partner Communications Sponsored ADR (Israel)	3,640	70,507
Plantronics, Inc.	11,130	412,589
Polycom, Inc. (a)	19,510	1,167,283
RF Micro Devices, Inc. (a)	59,770	398,068
Telecom Argentina SA Sponsored ADR (Argentina)	12,420	283,425

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	13,460	$117,506
Tim Participacoes SA Sponsored ADR (Brazil)	7,400	349,132
USA Mobility, Inc.	19,954	308,289
Vonage Holdings Corp. (a)	55,630	287,051

		5,224,024

Textiles — 0.1%
G&K Services, Inc. Class A	3,870	128,097
UniFirst Corp.	780	40,373

		168,470

Toys, Games & Hobbies — 0.1%
JAKKS Pacific, Inc. (a)	13,080	275,203

Transportation — 2.4%
Atlas Air Worldwide Holdings, Inc. (a)	6,040	416,216
Diana Shipping, Inc. (a)	90	1,013
Genesee & Wyoming, Inc. Class A (a)	15,120	937,138
Guangshen Railway Co. Ltd. Sponsored ADR (China)	460	9,140
Heartland Express, Inc.	5,170	89,183
Hub Group, Inc. Class A (a)	32,620	1,313,934
Old Dominion Freight Line, Inc. (a)	64,775	2,423,880
RailAmerica, Inc. (a)	330	5,617
Safe Bulkers, Inc.	19,090	155,583
Werner Enterprises, Inc.	3,340	87,408

		5,439,112

Trucking & Leasing — 0.2%
Aircastle Ltd.	250	3,115
AMERCO, Inc (a)	4,080	415,018
Fly Leasing Ltd. ADR (Bermuda)	4,450	60,297

		478,430

Water — 0.2%
Aqua America, Inc.	25,330	571,191

TOTAL COMMON STOCK (Cost $176,663,074)		226,196,324

TOTAL EQUITIES (Cost $176,663,074)		226,196,324

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	600	6

TOTAL RIGHTS (Cost $0)		6

TOTAL LONG-TERM INVESTMENTS (Cost $176,663,074)		226,196,330

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Repurchase Agreement — 0.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/11, 0.010%, due 5/02/11 (c)	$477,463	$477,463

TOTAL SHORT-TERM INVESTMENTS (Cost $477,463)		477,463

TOTAL INVESTMENTS — 99.1% (Cost $177,140,537) (d)		226,673,793

Other Assets/(Liabilities) — 0.9%		2,011,707

NET ASSETS — 100.0%		$228,685,500

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $477,463. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 5/15/39, and an aggregate market value, including accrued interest, of $490,587.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 97.0%
Aerospace & Defense — 2.3%
Embraer SA Sponsored ADR (Brazil)	130,920	$4,252,281
European Aeronautic Defence and Space Co. (a)	209,070	6,469,710

		10,721,991

Apparel — 1.1%
Tod’s SpA	38,407	5,214,005

Auto Manufacturers — 0.2%
Bayerische Motoren Werke AG	10,756	1,013,943

Banks — 3.6%
Banco Bilbao Vizcaya Argentaria SA	402,736	5,167,900
HSBC Holdings PLC	442,009	4,797,857
Societe Generale	48,433	3,241,382
Sumitomo Mitsui Financial Group, Inc.	108,300	3,350,532

		16,557,671

Beverages — 2.7%
Companhia de Bebidas das Americas ADR (Brazil)	139,000	4,528,620
Fomento Economico Mexicano SAB de CV	860,634	5,411,998
Grupo Modelo SAB de CV Class C	363,230	2,301,800

		12,242,418

Biotechnology — 0.7%
Amgen, Inc. (a)	31,330	1,781,110
Basilea Pharmaceutica (a)	2,807	224,885
Dendreon Corp. (a)	30,770	1,336,341

		3,342,336

Chemicals — 0.7%
Linde AG	17,977	3,238,301

Commercial Services — 1.7%
Automatic Data Processing, Inc.	84,700	4,603,445
Multiplus SA	37,800	776,087
Secom Co. Ltd.	44,100	2,192,515
Zee Learn Ltd. (a)	72,963	37,666

		7,609,713

Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.	70,560	5,951,736

Diversified Financial — 5.9%
BM&F BOVESPA SA	416,400	3,125,912
Credit Suisse Group	219,437	9,977,469
The Goldman Sachs Group, Inc.	28,820	4,352,108
SLM Corp. (a)	182,450	3,026,846
UBS AG (a)	318,061	6,360,454

		26,842,789

	Number of Shares	Value
Electric — 0.9%
Fortum OYJ	115,997	$3,996,816

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	66,440	4,036,895
Prysmian SpA	101,098	2,385,355

		6,422,250

Electronics — 5.7%
Fanuc Ltd.	17,100	2,859,852
Hoya Corp.	154,400	3,327,298
Keyence Corp.	14,120	3,723,927
Koninklijke Philips Electronics NV	173,397	5,142,658
Kyocera Corp.	24,800	2,737,889
Murata Manufacturing Co. Ltd.	79,210	5,758,735
Nidec Corp.	25,900	2,262,437

		25,812,796

Entertainment — 0.5%
Lottomatica SpA	61,449	1,372,634
Shuffle Master, Inc. (a)	93,400	1,020,862

		2,393,496

Foods — 2.2%
Nestle SA	77,376	4,803,900
Unilever PLC	166,157	5,389,186

		10,193,086

Health Care – Products — 1.1%
Zimmer Holdings, Inc. (a)	80,100	5,226,525

Health Care – Services — 2.9%
Aetna, Inc.	151,370	6,263,691
WellPoint, Inc.	89,150	6,845,828

		13,109,519

Holding Company – Diversified — 1.7%
LVMH Moet Hennessy Louis Vuitton SA	42,270	7,592,795

Home Furnishing — 1.2%
Sony Corp.	190,700	5,409,869

Insurance — 6.2%
Aflac, Inc.	71,840	4,036,690
Allianz SE	46,215	7,273,701
The Dai-ichi Life Insurance Co. Ltd.	3,146	5,194,139
Fidelity National Financial, Inc. Class A	142,480	2,199,891
Prudential PLC	387,732	5,009,003
XL Group PLC	180,200	4,400,484

		28,113,908

Internet — 2.8%
eBay, Inc. (a)	372,310	12,807,464

Investment Companies — 1.1%
Investor AB Class B	206,123	5,135,675

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 1.4%
Carnival Corp.	164,520	$6,263,276

Manufacturing — 4.2%
3M Co.	57,690	5,608,045
Siemens AG	94,471	13,734,655

		19,342,700

Media — 3.7%
Grupo Televisa SA Sponsored ADR (Mexico) (a)	200,360	4,752,539
The McGraw-Hill Cos., Inc.	68,980	2,791,621
The Walt Disney Co.	169,000	7,283,900
Wire and Wireless India Ltd. (a)	386,427	81,987
Zee Entertainment Enterprises Ltd.	586,793	1,787,450

		16,697,497

Metal Fabricate & Hardware — 1.6%
ASSA ABLOY AB Series B (a)	236,810	7,117,910

Oil & Gas — 1.2%
Total SA	87,210	5,587,314

Oil & Gas Services — 2.6%
Technip SA	61,080	6,891,167
Transocean Ltd. (a)	66,442	4,833,656

		11,724,823

Pharmaceuticals — 4.2%
Allergan, Inc.	15,320	1,218,859
Amylin Pharmaceuticals, Inc. (a)	162,440	2,160,452
Bayer AG	52,670	4,628,824
Gilead Sciences, Inc. (a)	35,490	1,378,432
Mitsubishi Tanabe Pharma Corp.	120,000	1,988,058
Pfizer, Inc.	57,950	1,214,632
Roche Holding AG	15,349	2,489,691
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	36,360	1,662,743
Theravance, Inc. (a)	85,780	2,380,395

		19,122,086

Real Estate — 0.0%
DLF Ltd.	15,434	77,904

Retail — 6.6%
Inditex SA	71,772	6,435,936
McDonald’s Corp.	84,580	6,623,460
PPR	14,420	2,578,983
Shinsegae Co. Ltd. (b)	9,456	2,391,678
Tiffany & Co.	114,150	7,926,576
Wal-Mart Stores, Inc.	72,780	4,001,444

		29,958,077

Semiconductors — 5.2%
Altera Corp.	208,020	10,130,574
Maxim Integrated Products, Inc.	211,320	5,777,489
MediaTek, Inc.	228,704	2,531,397

	Number of Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	1,995,505	$5,129,614

		23,569,074

Software — 7.4%
Adobe Systems, Inc. (a)	159,990	5,367,664
Infosys Technologies Ltd.	81,590	5,343,181
Intuit, Inc. (a)	150,200	8,345,112
Microsoft Corp.	219,430	5,709,569
SAP AG	136,026	8,761,460

		33,526,986

Telecommunications — 9.4%
America Movil SAB de CV Series L ADR (Mexico)	18,000	1,029,600
Corning, Inc.	206,050	4,314,687
Juniper Networks, Inc. (a)	175,670	6,733,431
KDDI Corp.	707	4,739,506
Telefonaktiebolaget LM Ericsson Class B	1,399,560	21,249,021
Vodafone Group PLC	1,581,868	4,537,227

		42,603,472

Toys, Games & Hobbies — 0.5%
Nintendo Co. Ltd.	9,000	2,146,012

Transportation — 0.7%
All America Latina Logistica SA	50,500	417,302
TNT NV	108,710	2,676,896

		3,094,198

Venture Capital — 0.4%
3i Group PLC	389,161	1,821,052

TOTAL COMMON STOCK (Cost $338,517,519)		441,601,483

PREFERRED STOCK — 1.5%
Auto Manufacturers — 1.5%
Bayerische Motoren Werke AG 0.770%	105,824	6,611,479

TOTAL PREFERRED STOCK (Cost $3,711,498)		6,611,479

TOTAL EQUITIES (Cost $342,229,017)		448,212,962

MUTUAL FUNDS — 1.4%
Diversified Financial — 1.4%
Oppenheimer Institutional Money Market Fund Class E (c)	6,378,723	6,378,723

TOTAL MUTUAL FUNDS (Cost $6,378,723)		6,378,723

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

Value

TOTAL LONG-TERM INVESTMENTS (Cost $348,607,740)	$454,591,685

TOTAL INVESTMENTS — 99.9% (Cost $348,607,740) (d)	454,591,685

Other Assets/(Liabilities) — 0.1%	633,559

NET ASSETS — 100.0%	$455,225,244

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 97.9%
Aerospace & Defense — 1.8%
Empresa Brasileira de Aeronautica SA	734,819	$5,773,177
European Aeronautic Defence and Space Co. (a)	252,090	7,800,972

		13,574,149

Apparel — 1.7%
Burberry Group PLC	597,710	12,932,004

Auto Manufacturers — 0.8%
Bayerische Motoren Werke AG	64,216	6,053,493

Banks — 0.4%
ICICI Bank Ltd. Sponsored ADR (India)	69,045	3,479,868

Beverages — 3.6%
C&C Group PLC	1,813,223	9,293,203
Diageo PLC	388,071	7,899,142
Heineken NV	43,730	2,617,755
Pernod-Ricard SA	77,325	7,773,074

		27,583,174

Biotechnology — 1.4%
CSL Ltd.	267,700	10,087,814
Marshall Edwards, Inc. (a)	209,198	336,809
Tyrian Diagnostics Ltd. (a)	16,676,300	108,979

		10,533,602

Building Materials — 1.3%
James Hardie Industries NV (a)	720,600	4,678,014
Sika AG	2,019	5,154,228

		9,832,242

Chemicals — 2.0%
Brenntag AG (a)	51,517	6,323,076
Filtrona PLC	1,575,232	9,056,166

		15,379,242

Commercial Services — 9.5%
Aggreko PLC	549,120	16,392,289
Benesse Holdings, Inc.	64,047	2,672,562
BTG PLC (a)	562,679	2,336,053
Bunzl PLC	888,924	11,049,898
Capita Group PLC	973,123	11,966,524
De La Rue PLC	240,870	3,187,875
Dignity PLC	238,733	3,057,602
Edenred (a)	120,620	3,744,509
Experian PLC	584,653	7,894,097
MegaStudy Co. Ltd.	15,445	2,195,002
Prosegur Cia de Seguridad SA	130,535	7,976,998
Zee Learn Ltd. (a)	152,101	78,520

		72,551,929

	Number of Shares	Value
Computers — 0.8%
Gemalto NV	122,610	$6,284,626

Cosmetics & Personal Care — 0.4%
L’Oreal	25,420	3,223,791

Distribution & Wholesale — 0.4%
Wolseley PLC	81,975	2,970,473

Diversified Financial — 4.4%
BinckBank NV	497,133	8,989,155
Collins Stewart PLC	2,455,674	3,477,224
Housing Development Finance Corp.	109,435	1,758,201
ICAP PLC	1,447,802	12,542,517
Swissquote Group Holding SA	41,220	2,645,053
Tullett Prebon PLC	583,741	4,112,748

		33,524,898

Electrical Components & Equipment — 1.1%
Legrand SA	105,270	4,806,842
Schneider Electric SA	19,670	3,475,765

		8,282,607

Electronics — 6.5%
Fanuc Ltd.	15,800	2,642,436
Hoya Corp.	315,800	6,805,444
Ibiden Co. Ltd.	76,194	2,576,003
Keyence Corp.	24,809	6,542,983
Koninklijke Philips Electronics NV	142,005	4,211,625
Nidec Corp.	160,400	14,011,383
Nippon Electric Glass Co. Ltd.	223,000	3,386,251
Omron Corp.	99,521	2,737,264
Phoenix Mecano	8,128	6,718,345

		49,631,734

Energy – Alternate Sources — 0.1%
Ceres Power Holdings PLC (a)	1,276,602	980,979

Engineering & Construction — 3.5%
ABB Ltd. (a)	434,777	11,977,187
Boskalis Westminster	114,732	6,104,615
Leighton Holdings Ltd.	74,142	1,977,766
Trevi Finanziaria SpA	418,049	6,802,142

		26,861,710

Entertainment — 0.8%
William Hill PLC	1,660,476	6,219,949

Foods — 4.1%
Aryzta AG	126,925	7,072,683
Barry Callebaut AG (a)	9,774	9,340,121
Nestle SA	70,133	4,354,217
Unilever PLC	219,547	7,120,853
Woolworths Ltd.	127,602	3,712,505

		31,600,379

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Health Care – Products — 7.2%
Cie Generale d’Optique Essilor International SA	71,160	$5,960,497
DiaSorin SpA	110,474	5,333,258
Luxottica Group SpA	168,058	5,554,144
Nobel Biocare Holding AG (a)	178,074	3,951,449
Ortivus AB Class A (a) (b)	114,300	227,350
Ortivus AB Class B (a) (b)	859,965	490,506
Smith & Nephew PLC	319,378	3,537,385
Sonova Holding AG	43,377	4,378,161
Straumann Holding AG	16,641	4,351,320
Synthes, Inc.	67,981	11,721,802
Terumo Corp.	79,500	4,433,476
William Demant Holding (a)	58,620	5,461,784

		55,401,132

Health Care – Services — 1.1%
Sonic Healthcare Ltd.	631,167	8,671,188

Holding Company – Diversified — 1.3%
LVMH Moet Hennessy Louis Vuitton SA	55,700	10,005,173

Home Furnishing — 0.8%
SEB SA	55,929	6,155,565

Household Products — 0.9%
Reckitt Benckiser Group PLC	121,364	6,738,619

Insurance — 1.1%
AMP Ltd.	419,823	2,527,678
Prudential PLC	456,307	5,894,904

		8,422,582

Internet — 1.6%
Dena Co. Ltd.	151,900	5,707,184
eAccess Ltd.	4,764	2,245,946
United Internet AG	213,839	4,185,417

		12,138,547

Leisure Time — 0.6%
Carnival Corp.	117,780	4,483,885

Machinery – Construction & Mining — 2.9%
Atlas Copco AB A Shares	209,299	6,155,651
Outotec OYJ	102,318	6,484,908
Rio Tinto PLC	137,974	10,069,308

		22,709,867

Machinery – Diversified — 0.3%
Demag Cranes AG	41,551	2,232,891

Manufacturing — 3.1%
Aalberts Industries NV	638,401	16,150,587
Siemens AG	51,117	7,431,639

		23,582,226

Media — 1.3%
Grupo Televisa SA Sponsored ADR (Mexico) (a)	133,540	3,167,569

	Number of Shares	Value
Vivendi SA	111,030	$3,483,858
Zee Entertainment Enterprises Ltd.	1,105,411	3,367,230

		10,018,657

Metal Fabricate & Hardware — 0.7%
Vallourec SA	41,136	5,129,912

Mining — 1.6%
Impala Platinum Holdings Ltd.	272,765	8,511,105
Orica Ltd.	131,800	3,848,044

		12,359,149

Office Equipment/Supplies — 0.9%
Canon, Inc.	140,600	6,636,480

Oil & Gas — 2.5%
BG Group PLC	520,300	13,385,335
Cairn Energy PLC (a)	788,260	5,953,445

		19,338,780

Oil & Gas Services — 2.7%
Maire Tecnimont SpA	1,089,305	4,566,492
Saipem SpA	63,036	3,584,980
Schoeller-Bleckmann Oilfield Equipment AG	42,319	4,286,614
Technip SA	72,010	8,124,312

		20,562,398

Pharmaceuticals — 2.5%
Grifols SA	458,857	9,087,734
Novogen Ltd. (a)	3,042,614	937,057
Roche Holding AG	58,712	9,523,406

		19,548,197

Retail — 4.9%
Cie Financiere Richemont SA	84,753	5,477,003
Hennes & Mauritz AB Class B	43,726	1,545,114
Inditex SA	125,685	11,270,421
PPR	19,080	3,412,413
Shoppers Drug Mart Corp.	172,741	7,521,988
Swatch Group AG	17,832	8,771,511

		37,998,450

Semiconductors — 0.9%
ARM Holdings PLC	646,000	6,741,618

Software — 7.9%
Autonomy Corp. PLC (a)	738,736	19,877,680
Aveva Group PLC	121,773	3,256,047
Compugroup Holding AG	121,384	2,053,794
Dassault Systemes SA	78,180	6,360,208
Infosys Technologies Ltd.	47,829	3,132,235
SAP AG	203,813	13,127,633
Temenos Group AG (a)	304,024	10,098,215
The Sage Group PLC	566,010	2,695,692

		60,601,504

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 5.3%
BT Group PLC	3,234,184	$10,611,508
SES SA	144,730	3,801,066
Telecity Group PLC (a)	671,480	5,895,362
Telefonaktiebolaget LM Ericsson Class B	1,325,094	20,118,430

		40,426,366

Toys, Games & Hobbies — 0.2%
Nintendo Co. Ltd.	6,100	1,454,520

Transportation — 0.7%
Koninklijke Vopak NV	83,632	4,008,912
Toll Holdings Ltd.	155,464	961,374
Tsakos Energy Navigation Ltd.	78,968	820,477

		5,790,763

Venture Capital — 0.3%
3i Group PLC	434,694	2,034,120

TOTAL COMMON STOCK (Cost $542,594,601)		750,683,438

CONVERTIBLE PREFERRED STOCK — 0.6%
Oil & Gas — 0.6%
Ceres, Inc. Series C (Acquired 1/06/99-3/09/06, Cost $3,659,400) (a) (c) (d)	900,000	4,275,000
Ceres, Inc. Series C-1 (Acquired 7/31/01-2/05/07, Cost $384,192) (a) (c) (d)	96,820	459,895
Ceres, Inc. Series D (Acquired 1/06/99, Cost $118,800) (a) (c) (d)	29,700	151,470

		4,886,365

TOTAL CONVERTIBLE PREFERRED STOCK (Cost $4,162,392)		4,886,365

PREFERRED STOCK — 1.4%
Mining — 1.4%
Vale SA Sponsored ADR (Brazil) 2.630%	354,870	10,610,613

TOTAL PREFERRED STOCK (Cost $1,512,597)		10,610,613

TOTAL EQUITIES (Cost $548,269,590)		766,180,416

WARRANTS — 0.0%
Biotechnology — 0.0%
Tyrian Diagnostics Ltd. Warrants, Expires 12/20/13, Strike 0.01 (a)	4,657,320	20,419

TOTAL WARRANTS (Cost $0)		20,419

	Number of Shares	Value
RIGHTS — 0.0%
Auto Manufacturers — 0.0%
Leighton Holdings Ltd., Expires 5/06/11, Strike 22.5 AUD (a) (d)	8,238	$16,073

TOTAL RIGHTS (Cost $0)		16,073

TOTAL LONG-TERM INVESTMENTS (Cost $548,269,590)		766,216,908

TOTAL INVESTMENTS — 99.9% (Cost $548,269,590) (e)		766,216,908

Other Assets/(Liabilities) — 0.1%		428,231

NET ASSETS — 100.0%		$766,645,139

Notes to Portfolio of Investments

ADR	American Depositary Receipt
AUD	Australian Dollar
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 7 for a summary of transactions in the investments of affiliated issuers).
(c)	Restricted security. Certain securities are restricted as to resale. At April 30, 2011, these securities amounted to a value of $4,886,365 or 0.64% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	This security is valued in good faith under procedures established by the Board of Trustees.
(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.7%

COMMON STOCK — 97.7%
Aerospace & Defense — 1.6%
Rolls Royce Group PLC Class C (a) (b)	16,056,672	$26,820
Rolls-Royce Group PLC (a)	167,257	1,793,579

		1,820,399

Agriculture — 1.9%
Imperial Tobacco Group PLC	64,485	2,270,292

Auto Manufacturers — 1.8%
Bayerische Motoren Werke AG	21,635	2,039,481

Banks — 3.6%
DBS Group Holdings, Ltd.	164,000	2,010,950
Julius Baer Group Ltd. (a)	46,900	2,191,815

		4,202,765

Beverages — 2.1%
Heineken NV	40,040	2,396,865

Chemicals — 7.8%
Israel Chemicals Ltd.	162,741	2,890,911
Lintec Corp.	32,300	948,844
Syngenta AG	8,414	2,975,971
Yara International ASA	39,204	2,296,673

		9,112,399

Cosmetics & Personal Care — 1.5%
Unicharm Corp.	43,100	1,716,743

Diversified Financial — 3.3%
Deutsche Boerse AG	24,592	2,042,637
UBS AG (a)	87,830	1,756,388

		3,799,025

Electronics — 5.7%
Keyence Corp.	8,500	2,241,741
Kyocera Corp.	21,200	2,340,454
Nidec Corp.	23,300	2,035,319

		6,617,514

Foods — 1.7%
Marine Harvest	1,489,584	1,967,960

Health Care – Products — 2.1%
Fresenius SE & Co. KGaA	23,727	2,493,015

Holding Company – Diversified — 1.8%
Keppel Corp Ltd.	213,400	2,080,094

Household Products — 3.2%
Hypermarcas SA (a)	120,298	1,613,455
Societe BIC SA	22,030	2,143,864

		3,757,319

Insurance — 8.6%
Admiral Group PLC	63,292	1,789,467

	Number of Shares	Value
Millea Holdings, Inc. (a)	12,500	$350,510
Muenchener Rueckversicherungs AG	11,636	1,919,912
Prudential PLC	153,262	1,979,950
SCOR SE	67,043	2,047,797
Zurich Financial Services AG (a)	6,751	1,896,645

		9,984,281

Internet — 3.2%
Rakuten, Inc.	1,953	1,814,966
Tencent Holdings Ltd.	68,200	1,961,441

		3,776,407

Investment Companies — 1.9%
Resolution Ltd.	428,834	2,169,367

Iron & Steel — 1.7%
Hitachi Metals Ltd.	153,000	2,016,990

Lodging — 1.4%
SJM Holdings Ltd.	777,000	1,683,557

Media — 1.9%
Jupiter Telecommunications Co. Ltd.	1,641	1,765,762
WPP PLC	32,270	421,210

		2,186,972

Metal Fabricate & Hardware — 0.2%
MISUMI Group, Inc.	11,100	280,450

Mining — 9.2%
Centamin Egypt Ltd. (a)	1,039,210	2,259,031
Fresnillo PLC	70,959	1,947,031
Newcrest Mining Ltd.	63,832	2,916,349
Paladin Energy Ltd. (a)	499,201	1,805,674
Petropavlovsk PLC	121,597	1,819,929

		10,748,014

Oil & Gas — 11.7%
BG Group PLC	85,570	2,201,390
BP PLC	258,612	1,999,637
Gazprom OAO Sponsored ADR (Russia)	170,858	2,914,837
Niko Resources Ltd.	24,171	2,042,458
Total SA	39,841	2,552,507
Tullow Oil PLC	80,933	1,938,281

		13,649,110

Pharmaceuticals — 8.4%
Bayer AG	29,220	2,567,956
Chugai Pharmaceutical Co. Ltd.	10,700	177,084
Grifols SA	126,439	2,504,144
Sanofi-Aventis	29,276	2,313,647
Shire Ltd.	73,656	2,281,029

		9,843,860

Real Estate — 1.6%
Sun Hung Kai Properties Ltd.	122,000	1,912,288

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 1.8%
Autonomy Corp. PLC (a)	78,230	$2,104,989

Telecommunications — 6.1%
KT Corp. Sponsored ADR (Republic of Korea)	108,600	2,204,580
Nippon Telegraph & Telephone Corp.	43,200	2,003,144
NTT DOCOMO, Inc.	259	482,183
SES SA	92,969	2,441,659

		7,131,566

Water — 1.9%
Suez Environnement Co.	96,718	2,229,291

TOTAL COMMON STOCK (Cost $86,145,186)		113,991,013

TOTAL EQUITIES (Cost $86,145,186)		113,991,013

TOTAL LONG-TERM INVESTMENTS (Cost $86,145,186)		113,991,013

	Principal Amount
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement — 1.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/11, 0.010%, due 5/02/11 (c)	$2,234,120	2,234,120

TOTAL SHORT-TERM INVESTMENTS (Cost $2,234,120)		2,234,120

TOTAL INVESTMENTS — 99.6% (Cost $88,379,306) (d)		116,225,133

Other Assets/(Liabilities) — 0.4%		472,488

NET ASSETS — 100.0%		$116,697,621

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $2,341,122. Collateralized by U.S. Government Agency obligations with a rate of 3.500%, maturity date of 11/15/40, and an aggregate market value, including accrued interest, of $2,282,785.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

April 30, 2011 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 93.4%
Apparel — 1.4%
Far Eastern New Century Corp.	1,737,000	$2,736,764

Auto Manufacturers — 1.6%
Tata Motors Ltd.	105,141	2,990,497

Automotive & Parts — 2.2%
Hyundai Mobis	12,443	4,184,038

Banks — 17.2%
Bank Mandari Tbk PT	3,077,277	2,581,213
Bank Rakyat Indonesia	2,980,000	2,255,137
China Construction Bank Corp. Class H	7,158,890	6,791,927
Credicorp Ltd.	20,800	2,007,616
HDFC Bank Ltd. ADR (India)	17,400	2,994,540
Industrial & Commercial Bank of China	7,783,670	6,608,916
KB Financial Group, Inc.	57,697	3,084,853
Powszechna Kasa Oszczednosci Bank Polski SA (a)	26,623	458,308
Sberbank	1,589,353	5,816,625

		32,599,135

Beverages — 1.3%
Companhia de Bebidas das Americas ADR (Brazil)	78,705	2,564,209

Chemicals — 2.7%
LG Chem Ltd.	6,644	3,290,381
Uralkali Sponsored GDR (Russia) (b)	43,350	1,820,364

		5,110,745

Commercial Services — 1.3%
CCR SA	76,765	2,390,977

Computers — 3.2%
Lenovo Group Ltd.	4,304,000	2,525,603
Tata Consultancy Services Ltd.	134,673	3,554,036

		6,079,639

Diversified Financial — 1.6%
Grupo Financiero Banorte SAB de CV Class O	625,033	3,121,989

Electrical Components & Equipment — 0.5%
Exide Industries Ltd.	255,889	885,993

Electronics — 4.0%
Hon Hai Precision Industry Co. Ltd.	1,342,960	5,099,130
LG Display Co. Ltd.	71,790	2,586,941

		7,686,071

Foods — 2.0%
China Yurun Food Group Ltd.	557,000	2,053,108
X5 Retail Group NV GDR (Netherlands) (a) (b)	12,783	450,601

	Number of Shares	Value
X5 Retail Group NV GDR (Netherlands) (a) (b)	35,964	$1,272,285

		3,775,994

Forest Products & Paper — 0.9%
Nine Dragons Paper Holdings Ltd.	1,424,000	1,628,214

Health Care – Products — 1.3%
Hengan International Group Co. Ltd.	316,500	2,464,777

Health Care – Services — 1.1%
Diagnosticos da America SA	152,800	2,044,521

Household Products — 1.3%
Hypermarcas SA (a)	187,928	2,520,519

Insurance — 1.5%
Ping An Insurance Group Co. of China Ltd. Class H	262,500	2,880,438

Internet — 1.6%
Tencent Holdings Ltd.	104,500	3,005,434

Iron & Steel — 2.2%
Mechel Sponsored ADR (Russia)	70,969	2,027,584
Ternium SA Sponsored ADR (Luxembourg)	61,900	2,081,078

		4,108,662

Media — 1.1%
Naspers Ltd.	33,485	2,018,321

Metal Fabricate & Hardware — 2.1%
Catcher Technology Co. Ltd.	620,000	3,896,852

Mining — 5.1%
Antofagasta PLC	104,410	2,386,720
Mining and Metallurgical Company Norilsk Nickel OJSC ADR (Russia)	99,650	2,751,388
Randgold Resources Ltd. Sponsored ADR (Channel Islands) (a)	53,300	4,614,181

		9,752,289

Oil & Gas — 15.9%
CNOOC Ltd.	2,926,000	7,284,793
Gazprom OAO Sponsored ADR (Russia)	314,258	5,361,241
Pacific Rubiales Energy Corp.	44,376	1,348,422
PetroChina Co. Ltd. Class H	1,922,000	2,783,359
Petroleo Brasileiro SA Sponsored ADR (Brazil)	164,945	5,504,215
QGEP Participacoes SA (a)	84,800	1,158,912
Sasol Ltd.	16,871	974,259
Tupras-Turkiye Petrol Rafinerileri AS	178,925	5,828,696

		30,243,897

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 2.6%
China Overseas Land & Investment Ltd.	1,540,000	$2,979,277
China Resources Land Ltd.	1,156,000	1,987,417

		4,966,694

Retail — 2.9%
Astra International Tbk PT	323,000	2,123,716
Belle International Holdings Ltd.	1,277,000	2,503,901
Parkson Retail Group Ltd.	591,500	914,948

		5,542,565

Semiconductors — 7.1%
Samsung Electronics Co., Ltd.	11,693	9,776,509
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	272,017	3,672,230

		13,448,739

Shipbuilding — 4.0%
Hyundai Heavy Industries Co. Ltd.	9,169	4,589,585
Samsung Heavy Industries Co. Ltd.	65,570	2,975,229

		7,564,814

Software — 1.1%
Infosys Technologies Ltd. Sponsored ADR (India)	30,936	2,016,408

Telecommunications — 2.6%
America Movil SAB de CV Series L ADR (Mexico)	85,359	4,882,535

TOTAL COMMON STOCK (Cost $145,223,436)		177,111,730

PREFERRED STOCK — 5.7%
Banks — 1.2%
Banco Bradesco SA 0.550%	112,088	2,237,912

Mining — 4.5%
Vale SA Sponsored ADR (Brazil) 2.630%	287,453	8,594,845

TOTAL PREFERRED STOCK (Cost $9,327,854)		10,832,757

TOTAL EQUITIES (Cost $154,551,290)		187,944,487

TOTAL LONG-TERM INVESTMENTS (Cost $154,551,290)		187,944,487

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 4/29/11, 0.010%, due 5/02/11 (c)	$2,293,337	$2,293,337

TOTAL SHORT-TERM INVESTMENTS (Cost $2,293,337)		2,293,337

TOTAL INVESTMENTS — 100.3% (Cost $156,844,627) (d)		190,237,824

Other Assets/(Liabilities) — (0.3)%		(580,438)

NET ASSETS — 100.0%		$189,657,386

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2011, these securities amounted to a value of $3,543,250 or 1.87% of net assets.
(c)	Maturity value of $2,293,339. Collateralized by U.S. Government Agency obligations with a rate of 2.347%, maturity date of 3/01/34, and an aggregate market value, including accrued interest, of $2,339,555.
(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Funds – Financial Statements

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Assets:
Investments, at value (Note 2) (a)	$-	$377,931,742
Short-term investments, at value (Note 2) (b)	620,391,078	214,205,763

Total investments	620,391,078	592,137,505

Cash	17,148	1,243,248
Foreign currency, at value (c)	-	-
Receivables from:
Investments sold	-	707,154
Open forward foreign currency contracts (Note 2)	-	-
Investment adviser (Note 3)	219,516	-
Fund shares sold	6,747,585	5,453,506
Interest and dividends	66,381	2,737,736
Variation margin on open futures contracts (Note 2)	-	-
Open swap agreements, at value (Note 2)	-	1,159,018

Total assets	627,441,708	603,438,167

Liabilities:
Payables for:
Investments purchased	1,001,486	1,205,075
Broker for collateral held for open futures contracts (Note 2)	-	-
Reverse repurchase agreements (Note 2)	-	-
Interest for reverse repurchase agreements (Note 2)	-	-
Open forward foreign currency contracts (Note 2)	-	-
Fund shares repurchased	4,245,796	2,569,809
Investments purchased on a when-issued basis (Note 2)	-	86,147,491
Trustees’ fees and expenses (Note 3)	49,783	29,644
Collateral held for open swap agreements (Note 2)	-	570,000
Affiliates (Note 3):
Investment management fees	173,193	104,620
Administration fees	94,282	130,099
Service fees	40,114	17,460
Distribution fees	-	1,641
Due to custodian	-	-
Accrued expense and other liabilities	46,531	46,908

Total liabilities	5,651,185	90,822,747

Net assets	$621,790,523	$512,615,420

Net assets consist of:
Paid-in capital	$622,656,350	$500,120,955
Undistributed (accumulated) net investment income (loss)	-	2,949,722
Distribution in excess of net investment income	(31,559)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	(834,268)	92,243
Net unrealized appreciation (depreciation) on investments and foreign currency translations	-	9,452,500

Net assets	$621,790,523	$512,615,420

(a) Cost of investments:	$-	$367,362,651
(b) Cost of short-term investments:	$620,391,078	$214,205,763
(c) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$349,318,117	$1,303,825,035	$195,653,224	$156,641,662	$32,749,054
188,952,065	442,326,327	65,657,217	8,099,690	587,376

538,270,182	1,746,151,362	261,310,441	164,741,352	33,336,430

-	359,069	836,703	-	-
-	-	-	-	135,208

2,707,934	1,919,417	3,520,579	420,000	-
-	-	-	-	170,982
-	-	-	-	2,191
1,366,051	851,694	132,202	701,176	954,783
1,333,503	9,704,955	1,764,534	3,068,867	459,910
-	544,880	11,047	-	-
102,560	3,437,019	642,468	-	-

543,780,230	1,762,968,396	268,217,974	168,931,395	35,059,504

8,219,138	10,635,499	3,951,299	2,435,322	-
-	593,120	28,901	-	-
240,661,988	-	-	-	-
58,118	-	-	-	-
-	-	-	-	396,780
224,034	2,009,513	128,632	33,710	3,928
-	426,689,153	61,329,094	-	-
13,255	100,053	17,330	7,541	1,315
-	320,004	460,000	-	-

78,388	310,169	56,134	50,866	14,874
56,836	317,351	64,538	40,321	1,476
6,807	39,836	8,804	7,619	208
92	166	-	72	-
-	-	-	1,461,929	-
36,970	100,573	33,614	28,115	18,982

249,355,626	441,115,437	66,078,346	4,065,495	437,563

$294,424,604	$1,321,852,959	$202,139,628	$164,865,900	$34,621,941

$278,223,589	$1,291,694,480	$195,343,641	$170,431,593	$32,180,437
3,513,923	9,188,115	2,279,694	3,435,402	289,403
-	-	-	-	-
(7,540,539)	(10,732,324)	332,679	(15,512,287)	(806,709)
20,227,631	31,702,688	4,183,614	6,511,192	2,958,810

$294,424,604	$1,321,852,959	$202,139,628	$164,865,900	$34,621,941

$329,193,046	$1,269,346,260	$190,751,249	$150,130,470	$29,593,178
$188,952,065	$442,326,327	$65,657,217	$8,099,690	$587,376
$-	$-	$-	$-	$133,387

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Class A shares:
Net assets	$207,492,762	$80,588,164

Shares outstanding (a)	207,542,878	7,622,654

Net asset value and redemption price per share	$1.00	$10.57

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$-	$10.95

Class L shares:
Net assets	$-	$134,279,346

Shares outstanding (a)	-	12,671,922

Net asset value, offering price and redemption price per share	$-	$10.60

Class Y shares:
Net assets	$202,467,546	$76,990,465

Shares outstanding (a)	202,445,414	7,220,897

Net asset value, offering price and redemption price per share	$1.00	$10.66

Class S shares:
Net assets	$211,830,215	$212,190,611

Shares outstanding (a)	212,022,022	19,797,663

Net asset value, offering price and redemption price per share	$1.00	$10.72

Class N shares:
Net assets	$-	$8,468,107

Shares outstanding (a)	-	807,946

Net asset value, offering price and redemption price per share	$-	$10.48

Class Z Shares:
Net assets	$-	$98,727

Shares outstanding (a)	-	9,218

Net asset value, offering price and redemption price per share	$-	$10.71

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$34,058,192	$200,841,141	$44,907,714	$37,613,500	$1,083,378

3,133,957	18,230,371	4,159,287	4,113,296	103,103

$10.87	$11.02	$10.80	$9.14	$10.51

$11.41	$11.57	$11.34	$9.70	$11.03

$57,664,627	$191,157,560	$89,223,260	$5,364,682	$109,388

5,245,344	17,232,673	8,320,104	583,606	10,360

$10.99	$11.09	$10.72	$9.19	$10.56

$82,188,370	$150,079,885	$32,629,324	$59,107,787	$109,313

7,468,553	13,447,875	3,028,259	6,383,459	10,332

$11.00	$11.16	$10.77	$9.26	$10.58

$119,929,321	$778,739,460	$35,279,761	$62,319,207	$33,319,862

10,875,476	69,479,006	3,280,517	6,756,251	3,148,367

$11.03	$11.21	$10.75	$9.22	$10.58

$480,603	$938,815	$1,497	$358,734	$-

43,945	83,821	138	38,728	-

$10.94	$11.20	$10.85	$9.26	$-

$103,491	$96,098	$98,072	$101,990	$-

9,381	8,578	9,134	11,049	-

$11.03	$11.20	$10.74	$9.23	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Assets:
Investments, at value (Note 2) (a)	$130,106,145	$206,975,671
Short-term investments, at value (Note 2) (b)	15,972,417	11,310,407

Total investments	146,078,562	218,286,078

Cash	5,064,843	-
Receivables from:
Investments sold	70,715	4,850,291
Investment adviser (Note 3)	2,129	-
Fund shares sold	-	208,140
Interest and dividends	431,685	146,627
Variation margin on open futures contracts (Note 2)	378,212	-
Foreign taxes withheld	205	195,560
Open swap agreements, at value (Note 2)	122,851	-

Total assets	152,149,202	223,686,696

Liabilities:
Payables for:
Investments purchased	588,038	10,631,918
Broker for collateral held for open futures contracts (Note 2)	364,521	-
Fund shares repurchased	1,106,346	851,329
Investments purchased on a when-issued basis (Note 2)	15,460,177	-
Trustees’ fees and expenses (Note 3)	14,894	39,690
Affiliates (Note 3):
Investment management fees	51,038	82,942
Administration fees	13,909	18,103
Service fees	2,563	2,960
Distribution fees	-	27
Due to custodian	-	-
Accrued expense and other liabilities	29,995	32,979

Total liabilities	17,631,481	11,659,948

Net assets	$134,517,721	$212,026,748

Net assets consist of:
Paid-in capital	$137,063,985	$270,286,250
Undistributed (accumulated) net investment income (loss)	627,336	458,170
Accumulated net realized gain (loss) on investments and foreign currency transactions	(16,808,612)	(85,196,692)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	13,635,012	26,479,020

Net assets	$134,517,721	$212,026,748

(a) Cost of investments:	$116,730,016	$180,496,651
(b) Cost of short-term investments:	$15,972,417	$11,310,407

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$308,335,852	$16,333,971	$180,418,985	$532,048,744	$218,971,949
594,540	-	4,564,755	-	1,438,850

308,930,392	16,333,971	184,983,740	532,048,744	220,410,799

-	-	-	-	-

-	-	6,863,865	795,463	-
-	4,050	14,694	39,942	-
116,401	3,396	4,035	11,645	116,675
446,501	16,869	158,110	315,974	112,910
-	-	-	-	-
1,020	40	4,851	771,175	340
-	-	-	-	-

309,494,314	16,358,326	192,029,295	533,982,943	220,640,724

-	-	3,170,385	266,268	-
-	-	-	-	-
408,156	1,597	43,100	6,726,388	102,650
-	-	-	-	-
14,362	909	9,173	34,314	9,133

120,166	6,360	95,984	269,285	85,233
35,974	2,042	25,342	68,266	17,216
2,173	956	1,881	25,842	1,300
27	85	56	82	-
-	10,586	-	509,487	-
39,201	21,298	31,513	66,754	34,289

620,059	43,833	3,377,434	7,966,686	249,821

$308,874,255	$16,314,493	$188,651,861	$526,016,257	$220,390,903

$414,829,772	$23,273,842	$219,670,544	$502,689,190	$214,816,943
1,349,306	48,971	531,053	726,535	438,544
(152,353,720)	(9,766,771)	(69,848,670)	(108,799,839)	(37,038,258)
45,048,897	2,758,451	38,298,934	131,400,371	42,173,674

$308,874,255	$16,314,493	$188,651,861	$526,016,257	$220,390,903

$263,286,955	$13,575,520	$142,120,051	$400,778,891	$176,798,275
$594,540	$-	$4,564,755	$-	$1,438,850

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Class A shares:
Net assets	$12,945,163	$15,024,583

Shares outstanding (a)	1,219,366	946,711

Net asset value and redemption price per share	$10.62	$15.87

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$11.27	$16.84

Class L shares:
Net assets	$3,640,033	$26,265,352

Shares outstanding (a)	339,251	1,650,219

Net asset value, offering price and redemption price per share	$10.73	$15.92

Class Y shares:
Net assets	$4,954,464	$173,386

Shares outstanding (a)	444,899	10,873

Net asset value, offering price and redemption price per share	$11.14	$15.95

Class S shares:
Net assets	$112,978,061	$170,423,801

Shares outstanding (a)	10,490,297	10,724,143

Net asset value, offering price and redemption price per share	$10.77	$15.89

Class N shares:
Net assets	$-	$139,626

Shares outstanding (a)	-	8,809

Net asset value, offering price and redemption price per share	$-	$15.85

(a)	Authorized unlimited number of shares with no par value.
*	Net asset value calculations reflect fractional share and dollar amounts.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Enhanced Index Core Equity Fund		MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$11,059,194	$4,452,509		$9,598,185	$132,628,790	$6,930,647

1,025,631	376,980		1,030,238	11,680,182	676,241

$10.78	$11.81		$9.32	$11.36	$10.25

$11.44	$12.53		$9.89	$12.05	$10.88

$75,799,184	$131		$47,428,317	$37,846,397	$76,349,662

6,999,762	11		5,056,732	3,324,053	7,419,299

$10.83	$12.06	*	$9.38	$11.39	$10.29

$66,302,065	$10,707,688		$2,117,204	$4,955,039	$52,104,344

6,102,845	901,515		224,257	433,047	5,048,698

$10.86	$11.88		$9.44	$11.44	$10.32

$155,575,397	$713,404		$129,221,355	$350,162,029	$85,006,250

14,243,583	59,982		13,756,619	30,491,901	8,251,995

$10.92	$11.89		$9.39	$11.48	$10.30

$138,415	$440,761		$286,800	$424,002	$-

12,760	37,443		30,642	38,223	-

$10.85	$11.77		$9.36	$11.09	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	MassMutual Premier Discovery Value Fund	MassMutual Premier Main Street Small/Mid Cap Fund
Assets:
Investments, at value — unaffiliated issuers (Note 2) (a)	$27,292,320	$76,878,722
Investments, at value — affiliated issuers (Note 2) (b)	-	-
Short-term investments, at value (Note 2) (c)	2,261,385	1,454,815

Total investments	29,553,705	78,333,537

Cash	-	-
Foreign currency, at value (d)	-	-
Receivables from:
Investments sold	441,695	2,145,848
Investment adviser (Note 3)	2,703	5,227
Fund shares sold	76,386	7,742
Interest and dividends	8,183	45,350
Foreign taxes withheld	-	-

Total assets	30,082,672	80,537,704

Liabilities:
Payables for:
Investments purchased	435,568	1,652,337
Fund shares repurchased	38,974	26,041
Trustees’ fees and expenses (Note 3)	2,149	4,022
Affiliates (Note 3):
Investment management fees	18,553	35,289
Administration fees	5,047	11,043
Service fees	3,355	1,605
Distribution fees	107	43
Due to custodian	-	-
Accrued expense and other liabilities	22,638	35,065

Total liabilities	526,391	1,765,445

Net assets	$29,556,281	$78,772,259

Net assets consist of:
Paid-in capital	$39,068,667	$87,341,256
Undistributed (accumulated) net investment income (loss)	-	128,288
Distributions in excess of net investment income	(67,118)	-
Accumulated net realized gain (loss) on investments and foreign currency transactions	(14,177,750)	(25,534,054)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	4,732,482	16,836,769

Net assets	$29,556,281	$78,772,259

(a) Cost of investments — unaffiliated issuers:	$22,559,838	$60,041,957
(b) Cost of investments — affiliated issuers:	$-	$-
(c) Cost of short-term investments:	$2,261,385	$1,454,815
(d) Cost of foreign currency:	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$226,196,330	$448,212,962	$765,499,052	$113,991,013	$187,944,487
-	6,378,723	717,856	-	-
477,463	-	-	2,234,120	2,293,337

226,673,793	454,591,685	766,216,908	116,225,133	190,237,824

157	86,196	-	-	-
-	71,830	385,576	161,726	468,747

6,572,658	-	-	1,245,922	452,930
6,330	43,312	-	3	14,927
79,786	102,441	306,596	31,700	61,937
133,182	898,547	2,343,380	444,461	205,305
-	386,261	1,080,183	162,247	5,189

233,465,906	456,180,272	770,332,643	118,271,192	191,446,859

4,546,995	391,776	182,697	1,230,038	458,948
27,090	80,588	520,610	203,420	933,808
23,151	20,918	55,854	4,258	4,579

103,554	277,179	495,067	70,863	135,739
29,739	89,756	96,046	25,011	42,096
14,704	9,515	10,328	6,566	127
-	177	-	203	-
-	-	2,208,781	-	-
35,173	85,119	118,121	33,212	214,176

4,780,406	955,028	3,687,504	1,573,571	1,789,473

$228,685,500	$455,225,244	$766,645,139	$116,697,621	$189,657,386

$229,353,999	$366,776,962	$551,618,921	$118,259,343	$139,952,811
163,147	-	-	-	244,811
-	(751,617)	(559,322)	(1,359,753)	-
(50,364,914)	(16,865,228)	(2,561,746)	(28,086,843)	16,229,332
49,533,268	106,065,127	218,147,286	27,884,874	33,230,432

$228,685,500	$455,225,244	$766,645,139	$116,697,621	$189,657,386

$176,663,074	$342,229,017	$538,814,192	$86,145,186	$154,551,290
$-	$6,378,723	$9,455,398	$-	$-
$477,463	$-	$-	$2,234,120	$2,293,337
$-	$70,727	$384,770	$161,086	$467,590

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Assets and Liabilities

April 30, 2011 (Unaudited)

	MassMutual Premier Discovery Value Fund	MassMutual Premier Main Street Small/Mid Cap Fund
Class A shares:
Net assets	$16,594,979	$8,101,396

Shares outstanding (a)	1,479,608	692,332

Net asset value and redemption price per share	$11.22	$11.70

Offering price per share
(100/[100-maximum sales charge] of net asset value)	$11.90	$12.41

Class L shares:
Net assets	$1,612,341	$33,044,285

Shares outstanding (a)	143,004	2,806,581

Net asset value, offering price and redemption price per share	$11.27	$11.77

Class Y shares:
Net assets	$2,062,783	$217,501

Shares outstanding (a)	182,286	18,484

Net asset value, offering price and redemption price per share	$11.32	$11.77

Class S shares:
Net assets	$8,726,886	$37,188,737

Shares outstanding (a)	771,923	3,158,094

Net asset value, offering price and redemption price per share	$11.31	$11.78

Class N shares:
Net assets	$559,292	$220,340

Shares outstanding (a)	50,389	18,917

Net asset value, offering price and redemption price per share	$11.10	$11.65

Class Z Shares:
Net assets	$-	$-

Shares outstanding (a)	-	-

Net asset value, offering price and redemption price per share	$-	$-

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$76,048,816	$49,161,015	$54,139,539	$33,243,417	$651,641

7,051,649	4,040,022	3,455,782	2,584,783	37,999

$10.78	$12.17	$15.67	$12.86	$17.15

$11.44	$12.91	$16.63	$13.64	$18.20

$3,066,647	$148,830,493	$52,114,632	$22,738,326	$59,962,940

279,975	12,118,578	3,282,066	1,760,501	3,484,429

$10.95	$12.28	$15.88	$12.92	$17.21

$2,251,895	$9,399,472	$19,856,903	$9,395,926	$230,115

204,857	769,012	1,240,453	727,547	13,340

$10.99	$12.22	$16.01	$12.91	$17.25

$147,318,142	$246,906,593	$640,534,065	$50,143,757	$128,702,583

13,393,578	20,080,000	40,008,375	3,873,492	7,456,222

$11.00	$12.30	$16.01	$12.95	$17.26

$-	$927,671	$-	$1,064,300	$-

-	75,854	-	83,495	-

$-	$12.23	$-	$12.75	$-

$-	$-	$-	$111,895	$110,107

-	-	-	8,644	6,376

$-	$-	$-	$12.94	$17.27

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended April 30, 2011 (Unaudited)

	MassMutual Premier Money Market Fund	MassMutual Premier Short-Duration Bond Fund
Investment income (Note 2):
Dividends (a)	$-	$2,784
Interest	716,260	6,147,142

Total investment income	716,260	6,149,926

Expenses (Note 3):
Investment management fees	1,053,274	975,200
Custody fees	25,772	27,617
Interest expense	-	-
Audit fees	16,044	15,988
Legal fees	9,531	5,194
Proxy fees	469	469
Shareholder reporting fees	16,862	13,249
Trustees’ fees	35,838	27,480

	1,157,790	1,065,197
Administration fees:
Class A	324,608	143,859
Class L	-	234,972
Class Y	172,525	81,109
Class S	79,551	222,765
Class N	-	16,098
Class Z	-	28 *
Distribution fees:
Class N	-	9,885
Service fees:
Class A	248,475	101,074
Class N	-	9,885

Total expenses	1,982,949	1,884,872
Expenses waived (Note 3):
Class A fees waived by advisor	(502,544)	-
Class L fees waived by advisor	-	-
Class Y fees waived by advisor	(318,211)	-
Class S fees waived by advisor	(234,576)	-
Class A administrative fees waived	(218,658)	(5,657)
Class L administrative fees waived	-	(7,895)
Class N administrative fees waived	-	(490)
Class A management fees waived	-	(37,531)
Class L management fees waived	-	(63,248)
Class Y management fees waived	-	(30,021)
Class S management fees waived	-	(99,961)
Class N management fees waived	-	(3,789)
Class Z management fees waived	-	(46)*

Net expenses	708,960	1,636,234

Net investment income (loss)	7,300	4,513,692

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	13,297	1,812,980
Futures contracts	-	-
Swap agreements	-	(772,251)
Foreign currency transactions	-	-

Net realized gain (loss)	13,297	1,040,729

Net change in unrealized appreciation (depreciation) on:
Investment transactions	-	(2,056,407)
Futures contracts	-	-
Swap agreements	-	640,166
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	-	(1,416,241)

Net realized gain (loss) and change in unrealized appreciation (depreciation)	13,297	(375,512)

Net increase (decrease) in net assets resulting from operations	$20,597	$4,138,180

(a) Net of withholding tax of:	$-	$-
*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund	MassMutual Premier Core Bond Fund	MassMutual Premier Diversified Bond Fund	MassMutual Premier High Yield Fund	MassMutual Premier International Bond Fund

$-	$6,328	$5,041	$-	$-
5,971,215	20,599,025	4,631,565	6,376,691	439,634

5,971,215	20,605,353	4,636,606	6,376,691	439,634

606,850	3,126,793	561,288	382,672	80,998
14,257	68,935	18,474	11,526	7,725
270,615	-	-	-	-
16,192	16,772	16,367	16,336	13,750
2,657	14,473	2,589	1,872	279
469	469	469	469	469
7,855	35,355	7,227	5,184	1,946
14,889	77,065	13,595	8,983	1,569

933,784	3,339,862	620,009	427,042	106,736

49,642	336,949	81,675	71,530	1,553
66,075	340,976	178,196	9,571	153
72,555	190,336	55,118	63,009	77
38,352	787,183	67,682	48,606	6,440
693	1,761	211	1,166	-
8 **	23 *	27 *	7 **	-

507	1,071	134	696	-

42,701	245,870	57,060	47,421	1,294
507	1,071	134	696	-

1,204,824	5,245,102	1,060,246	669,744	116,253

-	-	-	-	(725)
-	-	-	-	(72)
-	-	-	-	(72)
-	-	-	-	(11,679)
(11,481)	(14,335)	(6,333)	-	-
-	(15,237)	(13,555)	-	-
(129)	(68)	(24)	-	-
(7,252)	(120,885)	(26,058)	(6,207)	-
(10,039)	(120,810)	(55,079)	(840)	-
(17,122)	(90,366)	(19,176)	(9,563)	-
(23,970)	(464,974)	(27,451)	(9,330)	-
(96)	(514)	(43)	(68)	-
(22)**	(58)*	(55)*	(16)**	-

1,134,713	4,417,855	912,472	643,720	103,705

4,836,502	16,187,498	3,724,134	5,732,971	335,929

3,056,303	(6,322,995)	1,712,077	3,942,865	(328,017)
-	(744,239)	(229,053)	-	-
168,546	(1,638,029)	(507,830)	-	-
-	-	16	-	(321,118)

3,224,849	(8,705,263)	975,210	3,942,865	(649,135)

(5,513,066)	(1,131,810)	(1,215,039)	195,363	1,097,436
-	543,387	(88,931)	-	-
102,560	1,189,531	472,424	-	-
-	-	-	-	(165,172)

(5,410,506)	601,108	(831,546)	195,363	932,264

(2,185,657)	(8,104,155)	143,664	4,138,228	283,129

$2,650,845	$8,083,343	$3,867,798	$9,871,199	$619,058

$-	$-	$220	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended April 30, 2011 (Unaudited)

	MassMutual Premier Balanced Fund	MassMutual Premier Value Fund
Investment income (Note 2):
Dividends (a)	$827,661	$1,813,877
Interest	762,914	242

Total investment income	1,590,575	1,814,119

Expenses (Note 3):
Investment management fees	314,128	500,584
Custody fees	21,027	12,353
Audit fees	16,143	16,168
Legal fees	1,356	2,039
Proxy fees	469	469
Shareholder reporting fees	4,538	6,178
Trustees’ fees	7,500	11,306

	365,161	549,097
Administration fees:
Class A	24,587	22,347
Class L	6,871	33,544
Class Y	5,593	161
Class S	47,956	53,112
Class N	-	240
Distribution fees:
Class N	-	160
Service fees:
Class A	15,491	17,691
Class N	-	160

Total expenses	465,659	676,512
Expenses waived (Note 3):
Class A fees waived by advisor	-	-
Class L fees waived by advisor	-	-
Class Y fees waived by advisor	-	-
Class S fees waived by advisor	-	-
Class N fees waived by advisor	-	-
Class A administrative fees waived	(1,239)	-
Class L administrative fees waived	(346)	-
Class Y administrative fees waived	(453)	-
Class S administrative fees waived	(11,050)	-

Net expenses	452,571	676,512

Net investment income (loss)	1,138,004	1,137,607

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	4,963,234	25,416,084
Futures agreements	1,514,635	-
Swap agreements	(58,826)	-
Foreign currency transactions	-	271

Net realized gain (loss)	6,419,043	25,416,355

Net change in unrealized appreciation (depreciation) on:
Investment transactions	5,702,772	6,689,315
Futures contracts	(374,206)	-
Swap agreements	39,876	-
Translation of assets and liabilities in foreign currencies	-	-

Net change in unrealized appreciation (depreciation)	5,368,442	6,689,315

Net realized gain (loss) and change in unrealized appreciation (depreciation)	11,787,485	32,105,670

Net increase (decrease) in net assets resulting from operations	$12,925,489	$33,243,277

(a) Net of withholding tax of:	$5,060	$16,827

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund	MassMutual Premier Enhanced Index Core Equity Fund	MassMutual Premier Main Street Fund	MassMutual Premier Capital Appreciation Fund	MassMutual Premier Disciplined Growth Fund

$3,394,798	$163,566	$1,539,256	$3,581,110	$1,637,025
24	3	171	45	37

3,394,822	163,569	1,539,427	3,581,155	1,637,062

717,117	39,398	602,023	1,786,017	506,257
22,264	7,992	8,870	63,507	17,545
16,654	16,561	16,162	17,986	16,625
2,896	163	1,894	6,269	2,039
469	469	469	469	469
8,155	1,666	5,836	16,731	6,115
15,944	899	10,499	35,281	11,227

783,499	67,148	645,753	1,926,260	560,277

15,699	6,361	14,573	204,043	6,050
107,710	-	73,227	57,711	75,425
48,064	5,776	1,599	6,147	14,950
42,711	216	69,479	183,226	5,765
314	628	485	686	-

213	496	337	490	-

12,722	5,971	11,752	170,036	7,055
213	496	337	490	-

1,011,145	87,092	817,542	2,549,089	669,522

-	(6,651)	(4,567)	(109,852)	-
-	-	(22,969)	(6,068)	-
-	(13,829)	(973)	(1,287)	-
-	(1,070)	(61,401)	(166,373)	-
-	(533)	(130)	(181)	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-
-	-	-	-	-

1,011,145	65,009	727,502	2,265,328	669,522

2,383,677	98,560	811,925	1,315,827	967,540

17,299,454	1,173,020	7,903,715	39,363,416	15,026,900
-	-	-	-	-
-	-	-	-	-
-	-	-	(63,853)	-

17,299,454	1,173,020	7,903,715	39,299,563	15,026,900

25,835,272	1,179,953	11,524,678	32,159,154	15,955,849
-	-	-	-	-
-	-	-	-	-
-	-	-	84,624	-

25,835,272	1,179,953	11,524,678	32,243,778	15,955,849

43,134,726	2,352,973	19,428,393	71,543,341	30,982,749

$45,518,403	$2,451,533	$20,240,318	$72,859,168	$31,950,289

$1,592	$30	$4,306	$119,591	$605

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Operations

For the Six Months Ended April 30, 2011 (Unaudited)

	MassMutual Premier Discovery Value Fund	MassMutual Premier Main Street Small/Mid Cap Fund
Investment income (Note 2):
Dividends — unaffiliated issuers (a)	$203,387	$605,938
Dividends — affiliated issuers (Note 7)	-	-
Interest	60	42

Total investment income	203,447	605,980

Expenses (Note 3):
Investment management fees	118,363	214,538
Custody fees	9,224	48,961
Audit fees	16,109	16,123
Legal fees	365	790
Proxy fees	469	468
Shareholder reporting fees	2,158	3,126
Trustees’ fees	2,048	4,266

	148,736	288,272
Administration fees:
Class A	25,077	12,002
Class L	2,742	46,161
Class Y	1,363	435
Class S	2,180	8,608
Class N	1,143	338
Class Z	-	-
Distribution fees:
Class N	635	241
Service fees:
Class A	20,898	10,002
Class N	635	241

Total expenses	203,409	366,300
Expenses waived (Note 3):
Class A fees waived by advisor	(12,983)	(7,587)
Class L fees waived by advisor	(1,438)	(29,128)
Class Y fees waived by advisor	(1,403)	(415)
Class S fees waived by advisor	(5,451)	(23,971)
Class N fees waived by advisor	(647)	(134)
Class Z fees waived by advisor	-	-
Class A management fees waived	-	-
Class L management fees waived	-	-
Class Y management fees waived	-	-
Class S management fees waived	-	-
Class N management fees waived	-	-
Class Z management fees waived	-	-

Net expenses	181,487	305,065

Net investment income (loss)	21,960	300,915

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	5,874,891	9,537,311
Foreign currency transactions	-	34

Net realized gain (loss)	5,874,891	9,537,345

Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(456,987)	4,431,665
Investment transactions — affiliated issuers	-	-
Translation of assets and liabilities in foreign currencies	-	(4)

Net change in unrealized appreciation (depreciation)	(456,987)	4,431,661

Net realized gain (loss) and change in unrealized appreciation (depreciation)	5,417,904	13,969,006

Net increase (decrease) in net assets resulting from operations	$5,439,864	$14,269,921

(a) Net of withholding tax of:	$984	$3,469
*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund	MassMutual Premier Global Fund	MassMutual Premier International Equity Fund	MassMutual Premier Focused International Fund	MassMutual Premier Strategic Emerging Markets Fund

$1,759,162	$4,016,224	$6,645,961	$1,173,925	$1,341,327
-	4,111	6,321	-	-
123	68	49	146	135

1,759,285	4,020,403	6,652,331	1,174,071	1,341,462

625,848	1,664,736	2,986,889	445,611	937,560
30,167	94,353	287,590	51,724	107,527
15,892	23,390	19,988	16,587	16,899
2,221	4,211	8,439	1,005	1,706
469	469	469	469	469
6,460	11,342	19,100	3,499	5,521
11,957	23,305	40,922	5,274	9,560

693,014	1,821,806	3,363,397	524,169	1,079,242

106,084	80,529	81,533	61,383	1,090
4,195	243,574	77,098	38,730	98,671
1,901	8,631	14,310	9,715	211
67,797	204,374	408,197	25,919	61,081
-	1,691	-	2,616	-
-	-	-	25 *	7 **

-	1,031	-	1,228	-

89,266	55,923	63,858	40,199	782
-	1,031	-	1,228	-

962,257	2,418,590	4,008,393	705,212	1,241,084

(17,648)	(12,448)	-	-	(340)
(695)	(64,640)	-	-	(30,620)
(474)	(2,323)	-	-	(114)
(34,429)	(187,769)	-	-	(65,943)
-	(1,097)	-	-	-
-	-	-	-	(19)**
-	-	-	(13,108)	(152)
-	-	-	(8,368)	(14,131)
-	-	-	(3,457)	(54)
-	-	-	(16,658)	(30,742)
-	-	-	(405)	-
-	-	-	(42)*	(26)**

909,011	2,150,313	4,008,393	663,174	1,098,943

850,274	1,870,090	2,643,938	510,897	242,519

24,047,997	9,767,967	19,623,634	1,150,717	16,296,505
94	(125,651)	(115,057)	(154,053)	(45,703)

24,048,091	9,642,316	19,508,577	996,664	16,250,802

16,487,716	54,764,950	84,949,988	11,134,689	(5,295,853)
-	-	51,368	-	-
(10)	41,026	126,493	22,725	94,465

16,487,706	54,805,976	85,127,849	11,157,414	(5,201,388)

40,535,797	64,448,292	104,636,426	12,154,078	11,049,414

$41,386,071	$66,318,382	$107,280,364	$12,664,975	$11,291,933

$9,878	$349,700	$583,054	$76,828	$204,740

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Money Market Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$7,300	$13,392
Net realized gain (loss) on investment transactions	13,297	66,008
Net change in unrealized appreciation (depreciation) on investments	-	-

Net increase (decrease) in net assets resulting from operations	20,597	79,400

Distributions to shareholders (Note 2):
From net investment income:
Class A	(2,839)	(4,281)
Class L	-	-
Class Y	(2,353)	(4,263)
Class S	(2,238)	(4,721)
Class N	-	-
Class Z	-	-

Total distributions from net investment income	(7,430)	(13,265)

From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-
Class N	-	-
Class Z	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class A	7,844,289	(71,116,899)
Class L	-	-
Class Y	8,003,995	(3,312,686)
Class S	(9,514,976)	(78,775,007)
Class N	-	-
Class Z	-	-

Increase (decrease) in net assets from fund share transactions	6,333,308	(153,204,592)

Capital contribution	750,000	-

Total increase (decrease) in net assets	7,096,475	(153,138,457)
Net assets
Beginning of period	614,694,048	767,832,505

End of period	$621,790,523	$614,694,048

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$-

Distributions in excess of net investment income included in net assets at end of period	$(31,559)	$(31,429)

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund		MassMutual Premier Inflation-Protected and Income Fund		MassMutual Premier Core Bond Fund
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$4,513,692	$10,990,055	$4,836,502	$8,687,689	$16,187,498	$37,196,623
1,040,729	10,275,166	3,224,849	2,645,449	(8,705,263)	57,468,148
(1,416,241)	3,114,849	(5,410,506)	14,647,275	601,108	12,828,719

4,138,180	24,380,070	2,650,845	25,980,413	8,083,343	107,493,490

(1,478,363)	(1,970,330)	(1,021,318)	(59,677)	(5,117,959)	(5,867,164)
(2,726,346)	(3,666,392)	(1,087,830)	(107,153)	(5,788,601)	(7,355,654)
(1,073,958)	(1,884,593)	(2,901,460)	(426,591)	(4,353,171)	(5,145,610)
(4,449,365)	(4,615,335)	(2,787,672)	(489,232)	(22,218,153)	(23,148,678)
(124,772)	(188,061)	(10,413)	-	(21,129)	(22,243)
(2,263)*	-	- **	-	(2,942)*	-

(9,855,067)	(12,324,711)	(7,808,693)	(1,082,653)	(37,501,955)	(41,539,349)

(499,908)	-	-	-	(6,242,223)	-
(809,421)	-	-	-	(6,475,477)	-
(313,779)	-	-	-	(4,742,690)	-
(1,244,771)	-	-	-	(23,756,510)	-
(49,223)	-	-	-	(28,760)	-
(605)*	-	- **	-	(3,054)*	-

(2,917,707)	-	-	-	(41,248,714)	-

(16,083,622)	28,120,623	(1,602,991)	(5,479,032)	4,776,003	17,543,295
11,005,130	7,774,424	17,892,756	(195,888)	(14,954,512)	(4,180,799)
18,710,571	942,555	(11,026,677)	(9,255,662)	(1,740,602)	7,815,188
25,914,368	41,767,707	28,364,454	(8,547,626)	29,766,068	100,576,581
600,473	3,410,972	102,249	93,980	(12,070)	246,114
100,103 *	-	100,100 **	-	100,106 *	-

40,247,023	82,016,281	33,829,891	(23,384,228)	17,934,993	122,000,379

-	-	-	-	-	-

31,612,429	94,071,640	28,672,043	1,513,532	(52,732,333)	187,954,520

481,002,991	386,931,351	265,752,561	264,239,029	1,374,585,292	1,186,630,772

$512,615,420	$481,002,991	$294,424,604	$265,752,561	$1,321,852,959	$1,374,585,292

$2,949,722	$8,291,097	$3,513,923	$6,486,114	$9,188,115	$30,502,572

$-	$-	$-	$-	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Diversified Bond Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,724,134	$9,768,268
Net realized gain (loss) on investment transactions	975,210	13,940,976
Net change in unrealized appreciation (depreciation) on investments	(831,546)	1,716,023

Net increase (decrease) in net assets resulting from operations	3,867,798	25,425,267

Distributions to shareholders (Note 2):
From net investment income:
Class A	(1,749,656)	(2,270,729)
Class L	(4,038,036)	(7,108,947)
Class Y	(1,354,620)	(1,992,923)
Class S	(1,997,405)	(4,402,483)
Class N	(3,413)	(86,409)
Class Z	(4,276)*	-

Total distributions from net investment income	(9,147,406)	(15,861,491)

From net realized gains:
Class A	(388,089)	-
Class L	(849,885)	-
Class Y	(281,667)	-
Class S	(417,603)	-
Class N	(1,557)	-
Class Z	(843)*	-

Total distributions from net realized gains	(1,939,644)	-

Net fund share transactions (Note 5):
Class A	(2,511,852)	2,938,948
Class L	(11,228,252)	(32,730,463)
Class Y	(537,606)	(2,327,090)
Class S	(16,434,339)	(32,325,846)
Class N	(174,746)	(1,468,926)
Class Z	100,105 *	-

Increase (decrease) in net assets from fund share transactions	(30,786,690)	(65,913,377)

Total increase (decrease) in net assets	(38,005,942)	(56,349,601)
Net assets
Beginning of period	240,145,570	296,495,171

End of period	$202,139,628	$240,145,570

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$2,279,694	$7,702,966

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund		MassMutual Premier International Bond Fund		MassMutual Premier Balanced Fund
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$5,732,971	$13,890,476	$335,929	$758,116	$1,138,004	$2,420,293
3,942,865	8,054,281	(649,135)	692,148	6,419,043	12,215,391
195,363	5,341,110	932,264	564,714	5,368,442	1,659,232

9,871,199	27,285,867	619,058	2,014,978	12,925,489	16,294,916

(3,391,988)	(2,700,194)	(51,360)	-	(175,277)	(138,253)
(473,093)	(349,535)	(5,271)	-	(58,152)	(46,340)
(4,829,400)	(3,842,808)	(5,416)	(8)	(74,703)	(47,794)
(4,926,019)	(5,910,034)	(1,274,002)	(18,643)	(2,081,718)	(2,707,304)
(52,842)	(53,181)	-	-	-	-
- **	-	-	-	-	-

(13,673,342)	(12,855,752)	(1,336,049)	(18,651)	(2,389,850)	(2,939,691)

-	-	(635)	-	-	-
-	-	(62)	-	-	-
-	-	(62)	-	-	-
-	-	(14,524)	-	-	-
-	-	-	-	-	-
- **	-	-	-	-	-

-	-	(15,283)	-	-	-

(1,128,005)	525,062	43,890	411,963	(231,621)	3,859,512
184,565	474,339	5,692	(15,721)	(130,699)	1,068,872
4,849,360	(14,674,737)	5,478	(15,993)	313,494	1,832,975
5,801,431	(22,604,366)	7,847,530	(3,658,077)	(5,775,631)	(10,553,692)
(261,983)	(133,661)	-	(118,239)	-	(121,245)
100,100 **	-	-	-	-	-

9,545,468	(36,413,363)	7,902,590	(3,396,067)	(5,824,457)	(3,913,578)

5,743,325	(21,983,248)	7,170,316	(1,399,740)	4,711,182	9,441,647

159,122,575	181,105,823	27,451,625	28,851,365	129,806,539	120,364,892

$164,865,900	$159,122,575	$34,621,941	$27,451,625	$134,517,721	$129,806,539

$3,435,402	$11,375,773	$289,403	$1,289,523	$627,336	$1,879,182

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Value Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,137,607	$2,150,987
Net realized gain (loss) on investment transactions	25,416,355	18,681,369
Net change in unrealized appreciation (depreciation) on investments	6,689,315	3,376,239

Net increase (decrease) in net assets resulting from operations	33,243,277	24,208,595

Distributions to shareholders (Note 2):
From net investment income:
Class A	(123,289)	(256,297)
Class L	(279,210)	(537,389)
Class Y	(1,923)	(21,084)
Class S	(2,231,112)	(3,844,468)
Class N	(833)	(2,003)

Total distributions from net investment income	(2,636,367)	(4,661,241)

Net fund share transactions (Note 5):
Class A	(603,953)	(3,319,524)
Class L	(1,361,427)	(5,335,664)
Class Y	(53,961)	(862,335)
Class S	(13,128,020)	(36,232,722)
Class N	2,753	(25,123)

Increase (decrease) in net assets from fund share transactions	(15,144,608)	(45,775,368)

Total increase (decrease) in net assets	15,462,302	(26,228,014)
Net assets
Beginning of period	196,564,446	222,792,460

End of period	$212,026,748	$196,564,446

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$458,170	$1,956,930

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund		MassMutual Premier Enhanced Index Core Equity Fund		MassMutual Premier Main Street Fund
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$2,383,677	$4,876,498	$98,560	$198,208	$811,925	$1,695,610
17,299,454	18,472,784	1,173,020	1,709,087	7,903,715	12,926,270
25,835,272	16,283,126	1,179,953	409,273	11,524,678	16,456,204

45,518,403	39,632,408	2,451,533	2,316,568	20,240,318	31,078,084

(132,449)	(185,075)	(52,846)	(65,956)	(43,395)	(88,035)
(1,080,621)	(1,239,561)	-	(12,372)	(322,753)	(497,012)
(1,017,694)	(1,263,365)	(141,678)	(136,171)	(18,824)	(939)
(2,603,279)	(3,023,250)	(9,839)	(8,790)	(1,118,985)	(1,650,773)
(1,995)	(3,307)	(3,057)	(3,021)	(445)	(519)

(4,836,038)	(5,714,558)	(207,420)	(226,310)	(1,504,402)	(2,237,278)

76,584	(2,777,590)	(1,552,138)	(907,306)	(624,482)	(2,346,117)
(1,110,175)	(5,631,854)	(1,009)	(979,620)	(3,366,481)	(5,663,005)
728,151	(15,373,684)	(288,218)	(452,538)	(132,646)	1,862,676
(5,042,245)	(20,155,625)	54,483	(31,725)	(8,830,671)	(20,253,396)
(76,662)	(70,180)	8,236	1,116	(11,975)	134,244

(5,424,347)	(44,008,933)	(1,778,646)	(2,370,073)	(12,966,255)	(26,265,598)

35,258,018	(10,091,083)	465,467	(279,815)	5,769,661	2,575,208

273,616,237	283,707,320	15,849,026	16,128,841	182,882,200	180,306,992

$308,874,255	$273,616,237	$16,314,493	$15,849,026	$188,651,861	$182,882,200

$1,349,306	$3,801,667	$48,971	$157,831	$531,053	$1,223,530

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Capital Appreciation Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,315,827	$1,487,131
Net realized gain (loss) on investment transactions	39,299,563	40,615,203
Net change in unrealized appreciation (depreciation) on investments	32,243,778	50,814,403

Net increase (decrease) in net assets resulting from operations	72,859,168	92,916,737

Distributions to shareholders (Note 2):
From net investment income:
Class A	(7,982)	-
Class L	(61,944)	(4,042)
Class Y	(26,161)	(20,710)
Class S	(1,569,344)	(1,243,528)

Total distributions from net investment income	(1,665,431)	(1,268,280)

Net fund share transactions (Note 5):
Class A	(28,009,507)	(66,484,420)
Class L	(8,939,926)	(21,776,980)
Class Y	(4,971,107)	(7,827,731)
Class S	(134,594,849)	(77,632,364)
Class N	7,523	(855,415)

Increase (decrease) in net assets from fund share transactions	(176,507,866)	(174,576,910)

Total increase (decrease) in net assets	(105,314,129)	(82,928,453)
Net assets
Beginning of period	631,330,386	714,258,839

End of period	$526,016,257	$631,330,386

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$726,535	$1,076,139

Distributions in excess of net investment income included in net assets at end of period	$-	$ -

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund		MassMutual Premier Discovery Value Fund
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$967,540	$1,895,205	$21,960	$4,064
15,026,900	20,036,092	5,874,891	7,112,950
15,955,849	11,040,364	(456,987)	1,335,572

31,950,289	32,971,661	5,439,864	8,452,586

(33,756)	(29,293)	(11,222)	-
(608,941)	(632,328)	(7,272)	(2,501)
(446,373)	(540,221)	(5,758)	(7,776)
(846,424)	(729,267)	(39,680)	(69,666)

(1,935,494)	(1,931,109)	(63,932)	(79,943)

1,391,859	(140,266)	(3,869,927)	(3,453,937)
(1,974,759)	(5,504,620)	(1,332,129)	(1,555,396)
611,846	(11,030,665)	171,574	(3,070,797)
(2,474,072)	2,804,435	(8,696,413)	(13,158,569)
-	(104,125)	(24,155)	(386,834)

(2,445,126)	(13,975,241)	(13,751,050)	(21,625,533)

27,569,669	17,065,311	(8,375,118)	(13,252,890)

192,821,234	175,755,923	37,931,399	51,184,289

$220,390,903	$192,821,234	$29,556,281	$37,931,399

$438,544	$1,406,498	$-	$-

$-	$-	$(67,118)	$(25,146)

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier Main Street Small/Mid Cap Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$300,915	$465,161
Net realized gain (loss) on investment transactions	9,537,345	9,134,110
Net change in unrealized appreciation (depreciation) on investments	4,431,661	7,516,957

Net increase (decrease) in net assets resulting from operations	14,269,921	17,116,228

Distributions to shareholders (Note 2):
From net investment income:
Class A	(29,760)	(25,029)
Class L	(179,268)	(168,309)
Class Y	(8,845)	(1,349)
Class S	(265,181)	(325,636)
Class N	(414)	(242)

Total distributions from net investment income	(483,468)	(520,565)

Net fund share transactions (Note 5):
Class A	(1,207,098)	233,069
Class L	(3,853,705)	(6,947,564)
Class Y	(972,906)	772,141
Class S	(3,375,942)	(17,557,075)
Class N	21,097	46,419

Increase (decrease) in net assets from fund share transactions	(9,388,554)	(23,453,010)

Total increase (decrease) in net assets	4,397,899	(6,857,347)
Net assets
Beginning of period	74,374,360	81,231,707

End of period	$78,772,259	$74,374,360

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$128,288	$310,841

Distributions in excess of net investment income included in net assets at end of period	$-	$-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund		MassMutual Premier Global Fund
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$850,274	$1,049,003	$1,870,090	$3,994,883
24,048,091	14,719,582	9,642,316	(1,881,473)
16,487,706	26,305,891	54,805,976	60,671,560

41,386,071	42,074,476	66,318,382	62,784,970

(213,659)	(139,978)	(456,438)	(278,691)
(8,366)	(22,305)	(1,642,661)	(1,462,011)
(11,538)	(4,635)	(123,930)	(43,661)
(987,135)	(720,893)	(3,378,699)	(2,511,404)
-	-	(7,240)	(4,961)

(1,220,698)	(887,811)	(5,608,968)	(4,300,728)

(5,886,480)	(9,029,782)	669,305	2,015,599
(2,799,350)	(400,818)	(2,938,117)	(35,902,904)
176,357	454,448	1,471,296	2,737,545
(8,380,739)	(9,274,039)	(5,711,344)	(16,003,278)
-	(61,763)	39,080	(152,450)

(16,890,212)	(18,311,954)	(6,469,780)	(47,305,488)

23,275,161	22,874,711	54,239,634	11,178,754

205,410,339	182,535,628	400,985,610	389,806,856

$228,685,500	$205,410,339	$455,225,244	$400,985,610

$163,147	$533,571	$-	$2,987,261

$-	$-	$(751,617)	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statements of Changes in Net Assets

	MassMutual Premier International Equity Fund
	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$2,643,938	$6,549,233
Net realized gain (loss) on investment transactions	19,508,577	8,381,710
Net change in unrealized appreciation (depreciation) on investments	85,127,849	79,628,196

Net increase (decrease) in net assets resulting from operations	107,280,364	94,559,139

Distributions to shareholders (Note 2):
From net investment income:
Class A	(325,765)	(332,795)
Class L	(412,749)	(446,916)
Class Y	(136,382)	(301,593)
Class S	(5,860,173)	(5,956,646)
Class N	-	-
Class Z	-	-

Total distributions from net investment income	(6,735,069)	(7,037,950)

From net realized gains:
Class A	-	-
Class L	-	-
Class Y	-	-
Class S	-	-

Total distributions from net realized gains	-	-

Net fund share transactions (Note 5):
Class A	(3,397,281)	(3,356,652)
Class L	(5,746,984)	(12,137,454)
Class Y	1,630,492	(18,531,983)
Class S	(27,482,358)	(49,048,503)
Class N	-	(200,162)
Class Z	-	-

Increase (decrease) in net assets from fund share transactions	(34,996,131)	(83,274,754)

Total increase (decrease) in net assets	65,549,164	4,246,435
Net assets
Beginning of period	701,095,975	696,849,540

End of period	$766,645,139	$701,095,975

Undistributed (accumulated) net investment income (loss) included in net assets at end of period	$-	$3,531,809

Distributions in excess of net investment income included in net assets at end of period	$(559,322)	$-

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund		MassMutual Premier Strategic Emerging Markets Fund
Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010

$510,897	$802,306	$242,519	$583,243
996,664	5,997,209	16,250,802	15,409,493
11,157,414	2,505,774	(5,201,388)	12,761,889

12,664,975	9,305,289	11,291,933	28,754,625

(422,195)	(1,210,644)	-	(1,462)
(315,154)	(682,096)	(61,460)	(223,330)
(140,147)	(278,403)	(412)	(1,313)
(395,980)	(1,685,855)	(368,037)	(499,490)
(10,327)	(25,652)	-	-
(1,884)*	-	- **	-

(1,285,687)	(3,882,650)	(429,909)	(725,595)

-	-	(55,982)	(37,745)
-	-	(4,909,924)	(4,299,029)
-	-	(17,778)	(22,777)
-	-	(10,551,103)	(7,871,363)

-	-	(15,534,787)	(12,230,914)

(5,216,815)	(2,321,586)	13,823	334,213
720,988	(717,305)	4,431,132	24,924,509
418,990	18,049	28,109	24,090
22,821,324	(23,869,120)	24,368,488	35,351,598
(24,488)	(42,815)	-	(179,690)
100,102 *	-	100,100 **	-

18,820,101	(26,932,777)	28,941,652	60,454,720

30,199,389	(21,510,138)	24,268,889	76,252,836

86,498,232	108,008,370	165,388,497	89,135,661

$116,697,621	$86,498,232	$189,657,386	$165,388,497

$-	$-	$244,811	$432,201

$(1,359,753)	$(584,963)	$-	$-

MassMutual Premier Funds – Financial Statements (Continued)

Statement of Cash Flows

For the Six Months Ended April 30, 2011 (Unaudited)

MassMutual Premier Inflation-Protected and Income Fund
Cash flows from operating activities:
Net increase in net assets resulting from operations	$2,650,845
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(86,657,467)
Investments sold	73,490,622
(Purchase) Sale of short-term investments, net	(24,686,623)
Amortization (accretion) of discount and premium, net	429,987
(Increase) Decrease in receivable from interest and dividends	107,419
(Increase) Decrease in receivable from investment adviser	3,131
(Increase) Decrease in receivable from open swap agreements	(102,560)
Increase (Decrease) in payable for interest for reverse repurchase agreements	(13,960)
Increase (Decrease) in payable for Trustees' fees and expenses	1,777
Increase (Decrease) in payable for investment management fees	(32,573)
Increase (Decrease) in payable for administration fees	24,783
Increase (Decrease) in payable for service fees	(1,020)
Increase (Decrease) in payable for distribution fees	12
Increase (Decrease) in payable for accrued expenses and other liabilities	(4,283)
Net change in unrealized (appreciation) depreciation on investments	5,513,066
Net realized (gain) loss from investments	(3,056,303)

Net cash from (used in) operating activities	(32,333,147)

Cash flows from (used in) financing activities:
Proceeds from shares sold	69,646,909
Payment on shares redeemed	(50,915,918)
Repayment of reverse repurchase agreements	54,087,783
Proceeds from reverse repurchase agreements	(40,485,627)

Net cash from (used in) financing activities	32,333,147

Net increase (decrease) in cash	-
Cash at beginning of year	-

Cash at end of period	$-

Non cash financing activities not included herein consist of reinvestment of all distributions of:	$7,805,686
Cash paid out for interest on reverse repurchase agreements	$284,575

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.00	†	0.00	†	0.02		0.04	0.04
Net realized and unrealized gain (loss) on investments	0.00	†	0.00	†	(0.00	) †	(0.00	) †	-	-

Total income (loss) from investment operations	0.00	†	0.00	†	0.00	†	0.02		0.04	0.04

Less distributions to shareholders:
From net investment income	(0.00	) †	(0.00	) †	(0.00	) †	(0.02)		(0.04)	(0.04)
Tax return of capital	-		-		-		(0.00	) †	-	-

Total distributions	(0.00	) †	(0.00	) †	(0.00	) †	(0.02)		(0.04)	(0.04)

Capital contribution	0.00	†	-		-		-		-	-

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return ^	0.00%	**††	0.00%	††	0.28%		2.33%		4.59%	4.09%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$207,493		$199,403		$270,497		$291,735		$281,270	$187,991
Ratio of expenses to average daily net assets:
Before expense waiver	0.96%	*	0.96%		0.99%		0.98%		0.96%	0.98%
After expense waiver	0.23%	*#	0.25%	#	0.57%	#	0.78%	#	0.77% #	0.77% #
Net investment income (loss) to average daily net assets	0.00%	*††	0.00%	††	0.28%		2.30%		4.50%	4.11%

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.00	†	0.00	†	0.03		0.05	0.04
Net realized and unrealized gain (loss) on investments	0.00	†	0.00	†	(0.00	) †	(0.00	) †	-	-

Total income (loss) from investment operations	0.00	†	0.00	†	0.00	†	0.03		0.05	0.04

Less distributions to shareholders:
From net investment income	(0.00	) †	(0.00	) †	(0.00	) †	(0.03)		(0.05)	(0.04)
Tax return of capital	-		-		-		(0.00	) †	-	-

Total distributions	(0.00	) †	(0.00	) †	(0.00	) †	(0.03)		(0.05)	(0.04)

Capital contribution	0.00	†	-		-		-		-	-

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return ^	0.00%	**††	0.00%	††	0.35%		2.54%		4.81%	4.32%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$202,468		$194,208		$197,503		$231,584		$213,690	$111,314
Ratio of expenses to average daily net assets:
Before expense waiver	0.56%	*	0.56%		0.60%		0.58%		0.56%	0.58%
After expense waiver	0.24%	*#	0.25%	#	0.50%	#	0.58%	##	0.55% #	0.55% #
Net investment income (loss) to average daily net assets	0.00%	*††	0.00%	††	0.38%		2.47%		4.71%	4.31%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.00	†	0.00	†	0.00	†	0.03		0.05	0.04
Net realized and unrealized gain (loss) on investments	0.00	†	0.00	†	(0.00	) †	(0.00	) †	-	-

Total income (loss) from investment operations	0.00	†	0.00	†	0.00	†	0.03		0.05	0.04

Less distributions to shareholders:
From net investment income	(0.00	) †	(0.00	) †	(0.00	) †	(0.03)		(0.05)	(0.04)
Tax return of capital	-		-		-		(0.00	) †	-	-

Total distributions	(0.00	) †	(0.00	) †	(0.00	) †	(0.03)		(0.05)	(0.04)

Capital Contribution	0.00	†	-		-		-		-	-

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Total Return ^	0.00%	**††	0.00%	††	0.40%		2.64%		4.92%	4.42%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$211,830		$221,083		$299,832		$323,136		$258,751	$249,221
Ratio of expenses to average daily net assets:
Before expense waiver	0.46%	*	0.46%		0.49%		0.48%		0.46%	0.48%
After expense waiver	0.24%	*#	0.25%	#	0.45%	#	0.48%	##	0.45% #	0.45% #
Net investment income (loss) to average daily net assets	0.00%	*††	0.00%	††	0.41%		2.55%		4.81%	4.36%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than 0.005%.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.76		$10.48	$9.65	$10.35	$10.23	$10.21

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.24	0.36	0.36	0.44	0.39
Net realized and unrealized gain (loss) on investments	(0.01)		0.34	0.93	(0.53)	0.11	0.01

Total income (loss) from investment operations	0.07		0.58	1.29	(0.17)	0.55	0.40

Less distributions to shareholders:
From net investment income	(0.19)		(0.30)	(0.46)	(0.53)	(0.43)	(0.38)
From net realized gains	(0.07)		-	-	-	-	-

Total distributions	(0.26)		(0.30)	(0.46)	(0.53)	(0.43)	(0.38)

Net asset value, end of period	$10.57		$10.76	$10.48	$9.65	$10.35	$10.23

Total Return ^,^^	0.68%	**	5.70%	13.99%	(1.73% )	5.55%	4.09%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$80,588		$98,198	$68,067	$63,490	$64,506	$73,351
Ratio of expenses to average daily net assets:
Before expense waiver	1.04%	*	1.01%	1.01%	1.00%	1.00%	1.00%
After expense waiver	0.94%	* #	0.94% #	0.94% #	0.93% #	0.92% #	0.92% #
Net investment income (loss) to average daily net assets	1.58%	*	2.32%	3.67%	3.59%	4.37%	3.91%
Portfolio turnover rate	207%	**	332%	232%	140%	332%	156%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.80		$10.52	$9.68	$10.38	$10.26	$10.23

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.27	0.39	0.39	0.47	0.42
Net realized and unrealized gain (loss) on investments	(0.01)		0.34	0.93	(0.53)	0.10	0.02

Total income (loss) from investment operations	0.09		0.61	1.32	(0.14)	0.57	0.44

Less distributions to shareholders:
From net investment income	(0.22)		(0.33)	(0.48)	(0.56)	(0.45)	(0.41)
From net realized gains	(0.07)		-	-	-	-	-

Total distributions	(0.29)		(0.33)	(0.48)	(0.56)	(0.45)	(0.41)

Net asset value, end of period	$10.60		$10.80	$10.52	$9.68	$10.38	$10.26

Total Return ^	0.85%	**	5.95%	14.19%	(1.35% )	5.74%	4.41%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$134,279		$125,719	$114,790	$123,378	$173,954	$174,021
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	*	0.76%	0.76%	0.75%	0.75%	0.75%
After expense waiver	0.69%	*#	0.69% #	0.69% #	0.68% #	0.67% #	0.67% #
Net investment income (loss) to average daily net assets	1.84%	*	2.60%	4.01%	3.88%	4.60%	4.14%
Portfolio turnover rate	207%	**	332%	232%	140%	332%	156%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.87		$10.58	$9.74	$10.42	$10.30	$10.27

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.28	0.39	0.40	0.48	0.43
Net realized and unrealized gain (loss) on investments	(0.02)		0.35	0.95	(0.52)	0.10	0.02

Total income (loss) from investment operations	0.08		0.63	1.34	(0.12)	0.58	0.45

Less distributions to shareholders:
From net investment income	(0.22)		(0.34)	(0.50)	(0.56)	(0.46)	(0.42)
From net realized gains	(0.07)		-	-	-	-	-

Total distributions	(0.29)		(0.34)	(0.50)	(0.56)	(0.46)	(0.42)

Net asset value, end of period	$10.66		$10.87	$10.58	$9.74	$10.42	$10.30

Total Return ^	0.78%	**	6.11%	14.36%	(1.29% )	5.86%	4.48%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$76,990		$59,027	$56,552	$34,550	$55,094	$80,419
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	*	0.61%	0.61%	0.60%	0.60%	0.60%
After expense waiver	0.61%	*#	N/A	N/A	0.60% ##	0.59% #	0.59% #
Net investment income (loss) to average daily net assets	1.91%	*	2.69%	3.90%	3.95%	4.77%	4.24%
Portfolio turnover rate	207%	**	332%	232%	140%	332%	156%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.93		$10.64	$9.79	$10.49	$10.37	$10.34

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.29	0.41	0.40	0.49	0.44
Net realized and unrealized gain (loss) on investments	(0.01)		0.34	0.94	(0.53)	0.10	0.01

Total income (loss) from investment operations	0.09		0.63	1.35	(0.13)	0.59	0.45

Less distributions to shareholders:
From net investment income	(0.23)		(0.34)	(0.50)	(0.57)	(0.47)	(0.42)
From net realized gains	(0.07)		-	-	-	-	-

Total distributions	(0.30)		(0.34)	(0.50)	(0.57)	(0.47)	(0.42)

Net asset value, end of period	$10.72		$10.93	$10.64	$9.79	$10.49	$10.37

Total Return ^	0.87%	**	6.10%	14.34%	(1.23% )	5.88%	4.51%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$212,191		$190,062	$143,114	$153,218	$196,525	$184,830
Ratio of expenses to average daily net assets:
Before expense waiver	0.65%	*	0.56%	0.56%	0.55%	0.55%	0.55%
After expense waiver	0.56%	* #	N/A	N/A	0.55% ##	0.54% #	0.54% #
Net investment income (loss) to average daily net assets	1.97%	*	2.72%	4.13%	3.97%	4.75%	4.29%
Portfolio turnover rate	207%	**	332%	232%	140%	332%	156%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.66		$10.42	$9.58	$10.31	$10.20	$10.16

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.21	0.33	0.33	0.39	0.36
Net realized and unrealized gain (loss) on investments	(0.01)		0.33	0.93	(0.52)	0.12	0.03

Total income (loss) from investment operations	0.06		0.54	1.26	(0.19)	0.51	0.39

Less distributions to shareholders:
From net investment income	(0.17)		(0.30)	(0.42)	(0.54)	(0.40)	(0.35)
From net realized gains	(0.07)		-	-	-	-	-

Total distributions	(0.24)		(0.30)	(0.42)	(0.54)	(0.40)	(0.35)

Net asset value, end of period	$10.48		$10.66	$10.42	$9.58	$10.31	$10.20

Total Return ^,^^	0.52%	**	5.33%	13.72%	(2.02% )	5.25%	3.74%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$8,468		$7,997	$4,408	$3,426	$4,006	$103
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	*	1.31%	1.31%	1.30%	1.30%	1.30%
After expense waiver	1.24%	*#	1.24% #	1.24% #	1.23% #	1.22% #	1.22% #
Net investment income (loss) to average daily net assets	1.29%	*	2.03%	3.38%	3.28%	3.80%	3.61%
Portfolio turnover rate	207%	**	332%	232%	140%	332%	156%

	Class Z
	Period Ended 04/30/11 (Unaudited) +
Net asset value, beginning of period	$10.86

Income (loss) from investment operations:
Net investment income (loss) ***	0.09
Net realized and unrealized gain (loss) on investments	0.08

Total income (loss) from investment operations	0.17

Less distributions to shareholders:
From net investment income	(0.25)
From net realized gains	(0.07)

Total distributions	(0.32)

Net asset value, end of period	$10.71

Total Return ^	1.54%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$99
Ratio of expenses to average daily net assets:
Before expense waiver	0.51%	*
After expense waiver	0.39%	*#
Net investment income (loss) to average daily net assets	2.11%	*
Portfolio turnover rate	207%	**~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 3, 2010 (commencement of operations) through April 30, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.11		$10.13		$9.38		$10.39	$10.19	$10.51

Income (loss) from investment operations:
Net investment income (loss) ***	0.18		0.31		(0.04)		0.57	0.25	0.45
Net realized and unrealized gain (loss) on investments	(0.11)		0.69		1.52		(1.04)	0.28	(0.24)

Total income (loss) from investment operations	0.07		1.00		1.48		(0.47)	0.53	0.21

Less distributions to shareholders:
From net investment income	(0.31)		(0.02)		(0.73)		(0.54)	(0.33)	(0.52)
From net realized gains	-		-		-		-	-	(0.01)

Total distributions	(0.31)		(0.02)		(0.73)		(0.54)	(0.33)	(0.53)

Net asset value, end of period	$10.87		$11.11		$10.13		$9.38	$10.39	$10.19

Total Return ^,^^	0.80%	**	9.84%		16.40%		(5.00% )	5.44%	2.07%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$34,058		$36,493		$38,645		$34,282	$29,868	$20,591
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.07%	*	1.06%		1.05%		1.04%	1.04%	1.04%
After expense waiver ‡‡	0.96%	*#	0.96%	#	0.95%	#	0.94% #	1.00% #	N/A
Interest expense to average daily net assets ‡‡‡	0.21%	*	0.17%		0.07%		N/A	N/A	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.28%	*	1.23%		1.12%		N/A	N/A	N/A
After expense waiver ##	1.17%	*#	1.13%	#	1.02%	#	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	3.48%	*	2.94%		(0.42%	)	5.46%	2.52%	4.50%
Portfolio turnover rate	24%	**	41%		35%		17%	17%	4%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes interest expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.24		$10.25	$9.47	$10.49	$10.28	$10.59

Income (loss) from investment operations:
Net investment income (loss) ***	0.20		0.33	(0.05)	0.59	0.45	0.46
Net realized and unrealized gain (loss) on investments	(0.12)		0.69	1.56	(1.06)	0.11	(0.23)

Total income (loss) from investment operations	0.08		1.02	1.51	(0.47)	0.56	0.23

Less distributions to shareholders:
From net investment income	(0.33)		(0.03)	(0.73)	(0.55)	(0.35)	(0.53)
From net realized gains	-		-	-	-	-	(0.01)

Total distributions	(0.33)		(0.03)	(0.73)	(0.55)	(0.35)	(0.54)

Net asset value, end of period	$10.99		$11.24	$10.25	$9.47	$10.49	$10.28

Total Return ^	0.84%	**	9.97%	16.63%	(4.92% )	5.68%	2.29%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$57,665		$40,205	$36,760	$36,903	$63,394	$5,232
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	0.86%	*	0.81%	0.80%	0.79%	0.79%	0.79%
After expense waiver ‡‡	0.81%	*#	N/A	N/A	N/A	N/A	N/A
Interest expense to average daily net assets ‡‡‡	0.21%	*	0.17%	0.07%	N/A	N/A	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.07%	*	0.98%	0.87%	N/A	N/A	N/A
After expense waiver ##	1.02%	*#	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	3.83%	*	3.12%	(0.53% )	5.56%	4.50%	4.52%
Portfolio turnover rate	24%	**	41%	35%	17%	17%	4%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes interest expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.27		$10.27	$9.50	$10.52	$10.31	$10.61

Income (loss) from investment operations:
Net investment income (loss) ***	0.20		0.34	(0.02)	0.61	0.30	0.49
Net realized and unrealized gain (loss) on investments	(0.12)		0.71	1.55	(1.06)	0.28	(0.23)

Total income (loss) from investment operations	0.08		1.05	1.53	(0.45)	0.58	0.26

Less distributions to shareholders:
From net investment income	(0.35)		(0.05)	(0.76)	(0.57)	(0.37)	(0.55)
From net realized gains	-		-	-	-	-	(0.01)

Total distributions	(0.35)		(0.05)	(0.76)	(0.57)	(0.37)	(0.56)

Net asset value, end of period	$11.00		$11.27	$10.27	$9.50	$10.52	$10.31

Total Return ^	0.83%	**	10.22%	16.74%	(4.77% )	5.85%	2.53%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$82,188		$95,864	$96,117	$71,147	$71,072	$85,267
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	0.70%	*	0.66%	0.65%	0.64%	0.64%	0.64%
After expense waiver ‡‡	0.66%	*#	N/A	N/A	N/A	N/A	N/A
Interest expense to average daily net assets ‡‡‡	0.21%	*	0.17%	0.07%	N/A	N/A	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	0.91%	*	0.83%	0.72%	N/A	N/A	N/A
After expense waiver ##	0.87%	*#	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	3.69%	*	3.24%	(0.24% )	5.76%	3.01%	4.81%
Portfolio turnover rate	24%	**	41%	35%	17%	17%	4%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes interest expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.30		$10.29	$9.51	$10.53	$10.33	$10.63

Income (loss) from investment operations:
Net investment income (loss) ***	0.22		0.36	(0.03)	0.62	0.32	0.50
Net realized and unrealized gain (loss) on investments	(0.13)		0.70	1.58	(1.06)	0.26	(0.23)

Total income (loss) from investment operations	0.09		1.06	1.55	(0.44)	0.58	0.27

Less distributions to shareholders:
From net investment income	(0.36)		(0.05)	(0.77)	(0.58)	(0.38)	(0.56)
From net realized gains	-		-	-	-	-	(0.01)

Total distributions	(0.36)		(0.05)	(0.77)	(0.58)	(0.38)	(0.57)

Net asset value, end of period	$11.03		$11.30	$10.29	$9.51	$10.53	$10.33

Total Return ^	1.02%	**	10.28%	16.82%	(4.58% )	5.86%	2.63%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$119,929		$92,808	$92,457	$111,763	$196,517	$197,648
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	0.61%	*	0.56%	0.56%	0.54%	0.54%	0.54%
After expense waiver ‡‡	0.56%	*#	N/A	N/A	N/A	N/A	N/A
Interest expense to average daily net assets ‡‡‡	0.21%	*	0.17%	0.07%	N/A	N/A	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	0.82%	*	0.73%	0.63%	N/A	N/A	N/A
After expense waiver ##	0.77%	*#	N/A	N/A	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	4.07%	*	3.36%	(0.29% )	5.85%	3.18%	4.95%
Portfolio turnover rate	24%	**	41%	35%	17%	17%	4%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes interest expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.18		$10.20		$9.43		$10.44	$10.25	$10.55

Income (loss) from investment operations:
Net investment income (loss) ***	0.18		0.28		(0.03)		0.54	0.22	0.41
Net realized and unrealized gain (loss) on investments	(0.12)		0.70		1.49		(1.05)	0.29	(0.23)

Total income (loss) from investment operations	0.06		0.98		1.46		(0.51)	0.51	0.18

Less distributions to shareholders:
From net investment income	(0.30)		-		(0.69)		(0.50)	(0.32)	(0.47)
From net realized gains	-		-		-		-	-	(0.01)

Total distributions	(0.30)		-		(0.69)		(0.50)	(0.32)	(0.48)

Net asset value, end of period	$10.94		$11.18		$10.20		$9.43	$10.44	$10.25

Total Return ^,^^	0.62%	**	9.61%		16.05%		(5.32% )	5.17%	1.77%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$481		$384		$260		$185	$234	$212
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	1.37%	*	1.35%		1.35%		1.34%	1.34%	1.35%
After expense waiver ‡‡	1.26%	*#	1.25%	#	1.25%	#	1.24% #	1.30% #	N/A
Interest expense to average daily net assets ‡‡‡	0.21%	*	0.17%		0.07%		N/A	N/A	N/A
Ratio of expenses to average daily net assets:
Before expense waiver ##	1.58%	*	1.52%		1.42%		N/A	N/A	N/A
After expense waiver ##	1.47%	*#	1.42%	#	1.32%	#	N/A	N/A	N/A
Net investment income (loss) to average daily net assets	3.35%	*	2.63%		(0.24%	)	5.13%	2.24%	4.00%
Portfolio turnover rate	24%	**	41%		35%		17%	17%	4%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes interest expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Z
	Period Ended 04/30/11 (Unaudited) +
Net asset value, beginning of period	$10.67

Income (loss) from investment operations:
Net investment income (loss) ***	0.11
Net realized and unrealized gain (loss) on investments	0.25

Total income (loss) from investment operations	0.36

Net asset value, end of period	$11.03

Total Return ^	3.37%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$103
Ratio of expenses to average daily net assets:
Before expense waiver ‡‡	0.56%	*
After expense waiver ‡‡	0.44%	*#
Interest expense to average daily net assets ‡‡‡	0.19%	*
Ratio of expenses to average daily net assets:
Before expense waiver ##	0.75%	*
After expense waiver ##	0.63%	*#
Net investment income (loss) to average daily net assets	6.05%	*
Portfolio turnover rate	24%	**~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period March 1, 2011 (commencement of operations) through April 30, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Includes interest expense.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
‡‡	Excludes interest expense.
‡‡‡	Interest expense incurred as a result of entering into reverse repurchase agreements is included in the Fund’s net expenses in the Statements of Operations. Income earned on investing proceeds from reverse repurchase agreements is included in interest income in the Statements of Operations.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.62		$11.07	$9.99	$10.97	$10.87	$10.88

Income (loss) from investment operations:
Net investment income (loss) ***	0.12		0.29	0.40	0.43	0.47	0.44
Net realized and unrealized gain (loss) on investments	(0.07)		0.62	1.32	(0.83)	0.08	0.02

Total income (loss) from investment operations	0.05		0.91	1.72	(0.40)	0.55	0.46

Less distributions to shareholders:
From net investment income	(0.29)		(0.36)	(0.55)	(0.58)	(0.45)	(0.47)
From net realized gains	(0.36)		-	(0.09)	-	-	-

Total distributions	(0.65)		(0.36)	(0.64)	(0.58)	(0.45)	(0.47)

Net asset value, end of period	$11.02		$11.62	$11.07	$9.99	$10.97	$10.87

Total Return ^,^^	0.56%	**	8.47%	18.13%	(3.90% )	5.23%	4.31%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$200,841		$206,416	$179,142	$164,141	$183,196	$217,383
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	*	1.05%	1.05%	1.04%	1.04%	1.04%
After expense waiver	0.97%	*#	0.97% #	0.97% #	0.96% #	0.96% #	0.96% #
Net investment income (loss) to average daily net assets	2.19%	*	2.64%	3.88%	4.06%	4.39%	4.13%
Portfolio turnover rate	292%	**	463%	333%	263%	394%	197%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.70		$11.15	$10.06	$11.04	$10.94	$10.95

Income (loss) from investment operations:
Net investment income (loss) ***	0.13		0.33	0.43	0.47	0.50	0.47
Net realized and unrealized gain (loss) on investments	(0.06)		0.61	1.33	(0.84)	0.08	0.01

Total income (loss) from investment operations	0.07		0.94	1.76	(0.37)	0.58	0.48

Less distributions to shareholders:
From net investment income	(0.32)		(0.39)	(0.58)	(0.61)	(0.48)	(0.49)
From net realized gains	(0.36)		-	(0.09)	-	-	-

Total distributions	(0.68)		(0.39)	(0.67)	(0.61)	(0.48)	(0.49)

Net asset value, end of period	$11.09		$11.70	$11.15	$10.06	$11.04	$10.94

Total Return ^	0.70%	**	8.67%	18.41%	(3.63% )	5.49%	4.55%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$191,158		$217,513	$211,250	$249,701	$368,954	$425,017
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.79%	0.80%	0.79%	0.79%	0.79%
After expense waiver	0.72%	*#	0.71% #	0.72% #	0.71% #	0.71% #	0.71% #
Net investment income (loss) to average daily net assets	2.45%	*	2.89%	4.19%	4.34%	4.64%	4.37%
Portfolio turnover rate	292%	**	463%	333%	263%	394%	197%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.78		$11.21	$10.12	$11.08	$10.98	$10.99

Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.34	0.44	0.48	0.51	0.48
Net realized and unrealized gain (loss) on investments	(0.07)		0.62	1.32	(0.83)	0.08	0.01

Total income (loss) from investment operations	0.07		0.96	1.76	(0.35)	0.59	0.49

Less distributions to shareholders:
From net investment income	(0.33)		(0.39)	(0.58)	(0.61)	(0.49)	(0.50)
From net realized gains	(0.36)		-	(0.09)	-	-	-

Total distributions	(0.69)		(0.39)	(0.67)	(0.61)	(0.49)	(0.50)

Net asset value, end of period	$11.16		$11.78	$11.21	$10.12	$11.08	$10.98

Total Return^	0.69%	**	8.88%	18.40%	(3.36% )	5.56%	4.60%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$150,080		$160,114	$144,757	$160,857	$202,008	$212,477
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%	*	0.65%	0.65%	0.64%	0.64%	0.64%
After expense waiver	0.65%	*#	N/A	N/A	0.64% ##	0.64% ##	0.64% ##
Net investment income (loss) to average daily net assets	2.52%	*	2.96%	4.24%	4.41%	4.71%	4.44%
Portfolio turnover rate	292%	**	463%	333%	263%	394%	197%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.83		$11.26	$10.16	$11.14	$11.04	$11.04

Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.34	0.45	0.48	0.52	0.48
Net realized and unrealized gain (loss) on investments	(0.07)		0.63	1.33	(0.84)	0.07	0.03

Total income (loss) from investment operations	0.07		0.97	1.78	(0.36)	0.59	0.51

Less distributions to shareholders:
From net investment income	(0.33)		(0.40)	(0.59)	(0.62)	(0.49)	(0.51)
From net realized gains	(0.36)		-	(0.09)	-	-	-

Total distributions	(0.69)		(0.40)	(0.68)	(0.62)	(0.49)	(0.51)

Net asset value, end of period	$11.21		$11.83	$11.26	$10.16	$11.14	$11.04

Total Return ^	0.74%	**	8.89%	18.53%	(3.48% )	5.57%	4.64%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$778,739		$789,543	$650,768	$628,314	$779,239	$861,000
Ratio of expenses to average daily net assets:
Before expense waiver	0.72%	*	0.60%	0.60%	0.59%	0.59%	0.59%
After expense waiver	0.60%	*	N/A	N/A	0.59% ##	0.59% ##	0.59% ##
Net investment income (loss) to average daily net assets	2.57%	*	3.00%	4.26%	4.43%	4.77%	4.49%
Portfolio turnover rate	292%	**	463%	333%	263%	394%	197%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.78		$11.23	$9.95	$10.92	$10.73	$10.76

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.26	0.36	0.43	0.42	0.40
Net realized and unrealized gain (loss) on investments	(0.06)		0.63	1.34	(0.83)	0.09	0.00	†

Total income (loss) from investment operations	0.04		0.89	1.70	(0.40)	0.51	0.40

Less distributions to shareholders:
From net investment income	(0.26)		(0.34)	(0.33)	(0.57)	(0.32)	(0.43)
From net realized gains	(0.36)		-	(0.09)	-	-	-

Total distributions	(0.62)		(0.34)	(0.42)	(0.57)	(0.32)	(0.43)

Net asset value, end of period	$11.20		$11.78	$11.23	$9.95	$10.92	$10.73

Total Return ^,^^	0.45%	**	8.10%	17.65%	(3.86% )	4.91%	3.86%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$939		$1,000	$714	$344	$4,244	$377
Ratio of expenses to average daily net assets:
Before expense waiver	1.42%	*	1.37%	1.37%	1.37%	1.36%	1.36%
After expense waiver	1.29%	*#	1.29% #	1.29% #	1.28% #	1.28% #	1.28%	#
Net investment income (loss) to average daily net assets	1.87%	*	2.31%	3.46%	4.04%	3.89%	3.77%
Portfolio turnover rate	292%	**	463%	333%	263%	394%	197%

	Class Z
	Period Ended 04/30/11 (Unaudited) +
Net asset value, beginning of period	$11.67

Income (loss) from investment operations:
Net investment income (loss) ***	0.12
Net realized and unrealized gain (loss) on investments	0.11

Total income (loss) from investment operations	0.23

Less distributions to shareholders:
From net investment income	(0.34)
From net realized gains	(0.36)

Total distributions	(0.70)

Net asset value, end of period	$11.20

Total Return ^	2.22%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$96
Ratio of expenses to average daily net assets:
Before expense waiver	0.57%	*
After expense waiver	0.42%	*#
Net investment income (loss) to average daily net assets	2.75%	*
Portfolio turnover rate	292%	**~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 3, 2010 (commencement of operations) through April 30, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.13		$10.76	$9.72	$10.97	$10.85	$10.75

Income (loss) from investment operations:
Net investment income (loss) ***	0.17		0.34	0.37	0.45	0.48	0.44
Net realized and unrealized gain (loss) on investments	0.01		0.58	1.28	(1.09)	0.09	0.05

Total income (loss) from investment operations	0.18		0.92	1.65	(0.64)	0.57	0.49

Less distributions to shareholders:
From net investment income	(0.42)		(0.55)	(0.59)	(0.57)	(0.45)	(0.39)
From net realized gains	(0.09)		-	(0.02)	(0.04)	-	-

Total distributions	(0.51)		(0.55)	(0.61)	(0.61)	(0.45)	(0.39)

Net asset value, end of period	$10.80		$11.13	$10.76	$9.72	$10.97	$10.85

Total Return ^,^^	1.76%	**	9.00%	17.93%	(6.16% )	5.40%	4.72%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$44,908		$48,810	$44,121	$36,268	$44,028	$33,904
Ratio of expenses to average daily net assets:
Before expense waiver	1.16%	*	1.16%	1.16%	1.16%	1.16%	1.15%
After expense waiver	1.02%	*#	1.01% #	1.01% #	1.00% #	0.99% #	0.99% #
Net investment income (loss) to average daily net assets	3.13%	*	3.21%	3.75%	4.27%	4.52%	4.13%
Portfolio turnover rate	305%	**	465%	322%	282%	427%	208%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.07		$10.70	$9.67	$10.91	$10.80	$10.71

Income (loss) from investment operations:
Net investment income (loss) ***	0.18		0.37	0.42	0.47	0.50	0.48
Net realized and unrealized gain (loss) on investments	0.00	†	0.58	1.25	(1.08)	0.08	0.03

Total income (loss) from investment operations	0.18		0.95	1.67	(0.61)	0.58	0.51

Less distributions to shareholders:
From net investment income	(0.44)		(0.58)	(0.62)	(0.59)	(0.47)	(0.42)
From net realized gains	(0.09)		-	(0.02)	(0.04)	-	-

Total distributions	(0.53)		(0.58)	(0.64)	(0.63)	(0.47)	(0.42)

Net asset value, end of period	$10.72		$11.07	$10.70	$9.67	$10.91	$10.80

Total Return ^	1.89%	**	9.29%	18.21%	(5.94% )	5.60%	4.91%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$89,223		$103,653	$132,257	$130,078	$191,936	$237,088
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.92%	0.92%	0.92%	0.92%	0.91%
After expense waiver	0.78%	*#	0.77% #	0.77% #	0.76% #	0.75% #	0.75% #
Net investment income (loss) to average daily net assets	3.36%	*	3.45%	4.29%	4.53%	4.73%	4.54%
Portfolio turnover rate	305%	**	465%	322%	282%	427%	208%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.12		$10.75	$9.72	$10.97	$10.85	$10.76

Income (loss) from investment operations:
Net investment income (loss) ***	0.18		0.37	0.43	0.48	0.48	0.46
Net realized and unrealized gain (loss) on investments	0.00	†	0.58	1.24	(1.10)	0.11	0.05

Total income (loss) from investment operations	0.18		0.95	1.67	(0.62)	0.59	0.51

Less distributions to shareholders:
From net investment income	(0.44)		(0.58)	(0.62)	(0.59)	(0.47)	(0.42)
From net realized gains	(0.09)		-	(0.02)	(0.04)	-	-

Total distributions	(0.53)		(0.58)	(0.64)	(0.63)	(0.47)	(0.42)

Net asset value, end of period	$10.77		$11.12	$10.75	$9.72	$10.97	$10.85

Total Return ^	1.93%	**	9.27%	18.18%	(5.97% )	5.68%	4.91%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$32,629		$34,202	$35,473	$26,651	$51,537	$11,218
Ratio of expenses to average daily net assets:
Before expense waiver	0.88%	*	0.76%	0.76%	0.76%	0.76%	0.75%
After expense waiver	0.77%	*#	N/A	N/A	0.75% #	0.74% #	0.74% #
Net investment income (loss) to average daily net assets	3.38%	*	3.47%	4.28%	4.54%	4.48%	4.34%
Portfolio turnover rate	305%	**	465%	322%	282%	427%	208%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$11.10		$10.73	$9.69	$11.01	$10.89	$10.79

Income (loss) from investment operations:
Net investment income (loss) ***	0.18		0.37	0.44	0.48	0.51	0.47
Net realized and unrealized gain (loss) on investments	0.00	†	0.58	1.24	(1.17)	0.09	0.06

Total income (loss) from investment operations	0.18		0.95	1.68	(0.69)	0.60	0.53

Less distributions to shareholders:
From net investment income	(0.44)		(0.58)	(0.62)	(0.59)	(0.48)	(0.43)
From net realized gains	(0.09)		-	(0.02)	(0.04)	-	-

Total distributions	(0.53)		(0.58)	(0.64)	(0.63)	(0.48)	(0.43)

Net asset value, end of period	$10.75		$11.10	$10.73	$9.69	$11.01	$10.89

Total Return ^	1.91%	**	9.31%	18.21%	(6.51% )	5.69%	5.06%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$35,280		$53,298	$82,961	$146,819	$213,606	$210,289
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%	*	0.71%	0.71%	0.71%	0.71%	0.70%
After expense waiver	0.72%	*#	N/A	N/A	0.70% #	0.69% #	0.69% #
Net investment income (loss) to average daily net assets	3.38%	*	3.51%	4.42%	4.56%	4.80%	4.40%
Portfolio turnover rate	305%	**	465%	322%	282%	427%	208%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.97		$10.62	$9.60	$10.84	$10.73	$10.65

Income (loss) from investment operations:
Net investment income (loss) ***	0.14		0.31	0.34	0.41	0.44	0.41
Net realized and unrealized gain (loss) on investments	0.03		0.57	1.26	(1.07)	0.08	0.04

Total income (loss) from investment operations	0.17		0.88	1.60	(0.66)	0.52	0.45

Less distributions to shareholders:
From net investment income	(0.20)		(0.53)	(0.56)	(0.54)	(0.41)	(0.37)
From net realized gains	(0.09)		-	(0.02)	(0.04)	-	-

Total distributions	(0.29)		(0.53)	(0.58)	(0.58)	(0.41)	(0.37)

Net asset value, end of period	$10.85		$10.97	$10.62	$9.60	$10.84	$10.73

Total Return ^,^^	1.68%	**	8.64%	17.54%	(6.44% )	5.04%	4.35%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1		$183	$1,683	$1,491	$1,608	$1,238
Ratio of expenses to average daily net assets:
Before expense waiver	1.43%	*	1.46%	1.46%	1.46%	1.46%	1.45%
After expense waiver	1.30%	*#	1.31% #	1.31% #	1.30% #	1.29% #	1.29% #
Net investment income (loss) to average daily net assets	2.59%	*	2.98%	3.50%	3.98%	4.19%	3.95%
Portfolio turnover rate	305%	**	465%	322%	282%	427%	208%

	Class Z
	Period Ended 04/30/11 (Unaudited) +
Net asset value, beginning of period	$10.96

Income (loss) from investment operations:
Net investment income (loss) ***	0.16
Net realized and unrealized gain (loss) on investments	0.18

Total income (loss) from investment operations	0.34

Less distributions to shareholders:
From net investment income	(0.47)
From net realized gains	(0.09)

Total distributions	(0.56)

Net asset value, end of period	$10.74

Total Return ^	3.29%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$98
Ratio of expenses to average daily net assets:
Before expense waiver	0.62%	*
After expense waiver	0.48%	*#
Net investment income (loss) to average daily net assets	3.68%	*
Portfolio turnover rate	305%	**~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 3, 2010 (commencement of operations) through April 30, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.42		$8.67	$7.89	$10.89	$10.85	$10.64

Income (loss) from investment operations:
Net investment income (loss) ***	0.32		0.69	0.63	0.73	0.80	0.76
Net realized and unrealized gain (loss) on investments	0.23		0.72	1.07	(2.92)	(0.11)	0.21

Total income (loss) from investment operations	0.55		1.41	1.70	(2.19)	0.69	0.97

Less distributions to shareholders:
From net investment income	(0.83)		(0.66)	(0.92)	(0.78)	(0.63)	(0.71)
From net realized gains	-		-	-	(0.03)	(0.02)	(0.05)

Total distributions	(0.83)		(0.66)	(0.92)	(0.81)	(0.65)	(0.76)

Net asset value, end of period	$9.14		$9.42	$8.67	$7.89	$10.89	$10.85

Total Return ^,^^	6.53%	**	17.33%	25.11%	(21.44)%	6.53%	9.64%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$37,614		$39,750	$35,953	$23,752	$32,164	$15,895
Ratio of expenses to average daily net assets:
Before expense waiver	1.19%	*	1.15%	1.15%	1.14%	1.14%	1.15%
After expense waiver	1.15%	*#	N/A	N/A	N/A	N/A	1.15% ##
Net investment income (loss) to average daily net assets	7.18%	*	7.87%	8.22%	7.69%	7.42%	7.24%
Portfolio turnover rate	51%	**	120%	101%	87%	93%	61%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.48		$8.72	$7.93	$10.94	$10.89	$10.67

Income (loss) from investment operations:
Net investment income (loss) ***	0.33		0.71	0.65	0.76	0.83	0.79
Net realized and unrealized gain (loss) on investments	0.23		0.73	1.07	(2.94)	(0.10)	0.20

Total income (loss) from investment operations	0.56		1.44	1.72	(2.18)	0.73	0.99

Less distributions to shareholders:
From net investment income	(0.85)		(0.68)	(0.93)	(0.80)	(0.66)	(0.72)
From net realized gains	-		-	-	(0.03)	(0.02)	(0.05)

Total distributions	(0.85)		(0.68)	(0.93)	(0.83)	(0.68)	(0.77)

Net asset value, end of period	$9.19		$9.48	$8.72	$7.93	$10.94	$10.89

Total Return ^	6.65%	**	17.62%	25.46%	(21.19% )	6.73%	9.97%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$5,365		$5,323	$4,391	$2,990	$5,135	$2,515
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%	*	0.90%	0.90%	0.89%	0.88%	0.90%
After expense waiver	0.90%	*#	N/A	N/A	N/A	N/A	0.90% ##
Net investment income (loss) to average daily net assets	7.43%	*	8.13%	8.47%	7.93%	7.67%	7.53%
Portfolio turnover rate	51%	**	120%	101%	87%	93%	61%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.55		$8.77	$7.97	$10.99	$10.93	$10.67

Income (loss) from investment operations:
Net investment income (loss) ***	0.34		0.73	0.67	0.78	0.85	0.80
Net realized and unrealized gain (loss) on investments	0.24		0.74	1.07	(2.96)	(0.11)	0.22

Total income (loss) from investment operations	0.58		1.47	1.74	(2.18)	0.74	1.02

Less distributions to shareholders:
From net investment income	(0.87)		(0.69)	(0.94)	(0.81)	(0.66)	(0.71)
From net realized gains	-		-	-	(0.03)	(0.02)	(0.05)

Total distributions	(0.87)		(0.69)	(0.94)	(0.84)	(0.68)	(0.76)

Net asset value, end of period	$9.26		$9.55	$8.77	$7.97	$10.99	$10.93

Total Return ^	6.64%	**	17.84%	25.59%	(21.10% )	6.85%	10.15%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$59,108		$55,480	$65,222	$77,447	$105,706	$79,691
Ratio of expenses to average daily net assets:
Before expense waiver	0.79%	*	0.75%	0.75%	0.74%	0.73%	0.75%
After expense waiver	0.75%	*#	N/A	N/A	N/A	N/A	0.75% ##
Net investment income (loss) to average daily net assets	7.58%	*	8.26%	8.59%	8.10%	7.80%	7.59%
Portfolio turnover rate	51%	**	120%	101%	87%	93%	61%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.52		$8.75	$7.97	$10.98	$10.92	$10.67

Income (loss) from investment operations:
Net investment income (loss) ***	0.34		0.73	0.67	0.78	0.85	0.80
Net realized and unrealized gain (loss) on investments	0.23		0.74	1.07	(2.94)	(0.11)	0.22

Total income (loss) from investment operations	0.57		1.47	1.74	(2.16)	0.74	1.02

Less distributions to shareholders:
From net investment income	(0.87)		(0.70)	(0.96)	(0.82)	(0.66)	(0.72)
From net realized gains	-		-	-	(0.03)	(0.02)	(0.05)

Total distributions	(0.87)		(0.70)	(0.96)	(0.85)	(0.68)	(0.77)

Net asset value, end of period	$9.22		$9.52	$8.75	$7.97	$10.98	$10.92

Total Return ^	6.80%	**	17.75%	25.68%	(21.03% )	6.98%	10.17%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$62,319		$57,929	$74,817	$45,375	$53,406	$32,625
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%	*	0.70%	0.70%	0.69%	0.68%	0.70%
After expense waiver	0.70%	*#	N/A	N/A	N/A	N/A	0.70% ##
Net investment income (loss) to average daily net assets	7.63%	*	8.33%	8.66%	8.14%	7.86%	7.65%
Portfolio turnover rate	51%	**	120%	101%	87%	93%	61%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.51		$8.75	$7.88	$10.88	$10.87	$10.62

Income (loss) from investment operations:
Net investment income (loss) ***	0.31		0.67	0.61	0.73	0.77	0.75
Net realized and unrealized gain (loss) on investments	0.23		0.73	1.09	(2.95)	(0.11)	0.18

Total income (loss) from investment operations	0.54		1.40	1.70	(2.22)	0.66	0.93

Less distributions to shareholders:
From net investment income	(0.79)		(0.64)	(0.83)	(0.75)	(0.63)	(0.63)
From net realized gains	-		-	-	(0.03)	(0.02)	(0.05)

Total distributions	(0.79)		(0.64)	(0.83)	(0.78)	(0.65)	(0.68)

Net asset value, end of period	$9.26		$9.51	$8.75	$7.88	$10.88	$10.87

Total Return ^,^^	6.34%	**	16.95%	24.87%	(21.67% )	6.08%	9.29%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$359		$640	$723	$525	$1,949	$1,963
Ratio of expenses to average daily net assets:
Before expense waiver	1.48%	*	1.45%	1.45%	1.44%	1.43%	1.45%
After expense waiver	1.45%	*#	N/A	N/A	N/A	N/A	1.45% ##
Net investment income (loss) to average daily net assets	6.90%	*	7.58%	7.93%	7.50%	7.11%	7.10%
Portfolio turnover rate	51%	**	120%	101%	87%	93%	61%

	Class Z
	Period Ended 04/30/11 (Unaudited) +
Net asset value, beginning of period	$9.06

Income (loss) from investment operations:
Net investment income (loss) ***	0.11
Net realized and unrealized gain (loss) on investments	0.06

Total income (loss) from investment operations	0.17

Net asset value, end of period	$9.23

Total Return ^	1.99%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$102
Ratio of expenses to average daily net assets:
Before expense waiver	0.59%	*
After expense waiver	0.49%	*#
Net investment income (loss) to average daily net assets	7.46%	*
Portfolio turnover rate	51%	**~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period March 1, 2011 (commencement of operations) through April 30, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09	Period Ended 10/31/08 +
Net asset value, beginning of period	$10.94		$10.25		$9.70	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.23		0.27	0.27
Net realized and unrealized gain (loss) on investments	(0.00)		0.46		1.48	(0.57)

Total income (loss) from investment operations	0.10		0.69		1.75	(0.30)

Less distributions to shareholders:
From net investment income	(0.52)		-		(1.15)	-
From net realized gains	(0.01)		-		-	-
Tax return of capital	-		-		(0.05)	-

Total distributions	(0.53)		-		(1.20)	-

Net asset value, end of period	$10.51		$10.94		$10.25	$9.70

Total Return ^,^^	1.34%	**	6.63%		18.86%	(3.00%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,083		$1,076		$610	$200
Ratio of expenses to average daily net assets:
Before expense waiver	1.34%	*	1.27%		1.62%	1.48%	*
After expense waiver	1.20%	*#	1.20%	#	1.20% #	1.20%	*#
Net investment income (loss) to average daily net assets	2.05%	*	2.25%		2.78%	3.01%	*
Portfolio turnover rate	25%	**	42%		59%	53%	**

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09	Period Ended 10/31/08 +
Net asset value, beginning of period	$11.00		$10.28		$9.72	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.12		0.25		0.28	0.30
Net realized and unrealized gain (loss) on investments	(0.01)		0.47		1.50	(0.58)

Total income (loss) from investment operations	0.11		0.72		1.78	(0.28)

Less distributions to shareholders:
From net investment income	(0.54)		-		(1.17)	-
From net realized gains	(0.01)		-		-	-
Tax return of capital	-		-		(0.05)	-

Total distributions	(0.55)		-		(1.22)	-

Net asset value, end of period	$10.56		$11.00		$10.28	$9.72

Total Return ^	1.38%	**	7.00%		19.17%	(2.80%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$109		$108		$116	$97
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%	*	1.02%		1.37%	1.23%	*
After expense waiver	0.95%	*#	0.95%	#	0.95% #	0.95%	*#
Net investment income (loss) to average daily net assets	2.30%	*	2.48%		2.98%	3.29%	*
Portfolio turnover rate	25%	**	42%		59%	53%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 20, 2007 (commencement of operations) through October 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09	Period Ended 10/31/08 +
Net asset value, beginning of period	$11.03		$10.30		$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.12		0.27		0.30	0.31
Net realized and unrealized gain (loss) on investments	(0.01)		0.46		1.51	(0.58)

Total income (loss) from investment operations	0.11		0.73		1.81	(0.27)

Less distributions to shareholders:
From net investment income	(0.55)		(0.00	) †	(1.19)	-
From net realized gains	(0.01)		-		-	-
Tax return of capital	-		-		(0.05)	-

Total distributions	(0.56)		(0.00	) †	(1.24)	-

Net asset value, end of period	$10.58		$11.03		$10.30	$9.73

Total Return ^	1.44%	**	7.10%		19.45%	(2.70%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$109		$108		$116	$97
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%	*	0.87%		1.22%	1.08%	*
After expense waiver	0.80%	*#	0.80%	#	0.80% #	0.80%	*#
Net investment income (loss) to average daily net assets	2.45%	*	2.63%		3.13%	3.44%	*
Portfolio turnover rate	25%	**	42%		59%	53%	**

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09	Period Ended 10/31/08 +
Net asset value, beginning of period	$11.03		$10.30		$9.73	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.13		0.27		0.31	0.32
Net realized and unrealized gain (loss) on investments	(0.01)		0.47		1.50	(0.59)

Total income (loss) from investment operations	0.12		0.74		1.81	(0.27)

Less distributions to shareholders:
From net investment income	(0.56)		(0.01)		(1.19)	-
From net realized gains	(0.01)		-		-	-
Tax return of capital	-		-		(0.05)	-

Total distributions	(0.57)		(0.01)		(1.24)	-

Net asset value, end of period	$10.58		$11.03		$10.30	$9.73

Total Return ^	1.49%	**	7.16%		19.49%	(2.70%	) **

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,320		$26,160		$27,894	$23,913
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.77%		1.12%	0.98%	*
After expense waiver	0.75%	*#	0.75%	#	0.75% #	0.75%	*#
Net investment income (loss) to average daily net assets	2.51%	*	2.69%		3.20%	3.49%	*
Portfolio turnover rate	25%	**	42%		59%	53%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 20, 2007 (commencement of operations) through October 31, 2008.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.79		$8.81	$7.98	$11.07	$10.31	$9.45

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.13	0.18	0.19	0.24	0.20
Net realized and unrealized gain (loss) on investments	0.91		1.02	0.88	(2.86)	0.75	0.87

Total income (loss) from investment operations	0.97		1.15	1.06	(2.67)	0.99	1.07

Less distributions to shareholders:
From net investment income	(0.14)		(0.17)	(0.23)	(0.25)	(0.23)	(0.21)
From net realized gains	-		-	-	(0.17)	-	-

Total distributions	(0.14)		(0.17)	(0.23)	(0.42)	(0.23)	(0.21)

Net asset value, end of period	$10.62		$9.79	$8.81	$7.98	$11.07	$10.31

Total Return ^,^^	10.04%	**	13.27%	13.82%	(25.01% )	9.76%	11.47%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$12,945		$12,157	$7,265	$7,972	$11,595	$9,378
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%	*	1.20%	1.20%	1.25%	1.20%	1.21%
After expense waiver	1.18%	*#	1.18% #	1.18% #	1.23% #	1.16% #	1.16% #
Net investment income (loss) to average daily net assets	1.24%	*	1.39%	2.29%	1.94%	2.23%	2.04%
Portfolio turnover rate	133%	**	243%	215%	184%	194%	150%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.91		$8.92	$8.09	$11.22	$10.44	$9.55

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.15	0.19	0.22	0.27	0.23
Net realized and unrealized gain (loss) on investments	0.91		1.04	0.90	(2.91)	0.76	0.88

Total income (loss) from investment operations	0.99		1.19	1.09	(2.69)	1.03	1.11

Less distributions to shareholders:
From net investment income	(0.17)		(0.20)	(0.26)	(0.27)	(0.25)	(0.22)
From net realized gains	-		-	-	(0.17)	-	-

Total distributions	(0.17)		(0.20)	(0.26)	(0.44)	(0.25)	(0.22)

Net asset value, end of period	$10.73		$9.91	$8.92	$8.09	$11.22	$10.44

Total Return ^	10.12%	**	13.53%	14.05%	(24.84% )	10.04%	11.86%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,640		$3,492	$2,078	$1,785	$2,418	$2,195
Ratio of expenses to average daily net assets:
Before expense waiver	0.95%	*	0.95%	0.95%	1.00%	0.95%	0.96%
After expense waiver	0.93%	*#	0.93% #	0.93% #	0.98% #	0.91% #	0.91% #
Net investment income (loss) to average daily net assets	1.49%	*	1.60%	2.44%	2.18%	2.48%	2.29%
Portfolio turnover rate	133%	**	243%	215%	184%	194%	150%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.28		$9.24	$8.37	$11.59	$10.77	$9.86

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.18	0.21	0.24	0.29	0.25
Net realized and unrealized gain (loss) on investments	0.95		1.07	0.93	(3.00)	0.79	0.90

Total income (loss) from investment operations	1.04		1.25	1.14	(2.76)	1.08	1.15

Less distributions to shareholders:
From net investment income	(0.18)		(0.21)	(0.27)	(0.29)	(0.26)	(0.24)
From net realized gains	-		-	-	(0.17)	-	-

Total distributions	(0.18)		(0.21)	(0.27)	(0.46)	(0.26)	(0.24)

Net asset value, end of period	$11.14		$10.28	$9.24	$8.37	$11.59	$10.77

Total Return ^	10.20%	**	13.74%	14.20%	(24.71% )	10.25%	11.90%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,954		$4,268	$2,061	$1,911	$2,597	$2,119
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.80%	0.80%	0.85%	0.80%	0.81%
After expense waiver	0.79%	*#	0.78% #	0.78% #	0.83% #	0.76% #	0.76% #
Net investment income (loss) to average daily net assets	1.64%	*	1.80%	2.58%	2.33%	2.63%	2.44%
Portfolio turnover rate	133%	**	243%	215%	184%	194%	150%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.95		$8.95	$8.12	$11.26	$10.47	$9.59

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.19	0.23	0.25	0.30	0.26
Net realized and unrealized gain (loss) on investments	0.92		1.03	0.89	(2.91)	0.77	0.88

Total income (loss) from investment operations	1.01		1.22	1.12	(2.66)	1.07	1.14

Less distributions to shareholders:
From net investment income	(0.19)		(0.22)	(0.29)	(0.31)	(0.28)	(0.26)
From net realized gains	-		-	-	(0.17)	-	-

Total distributions	(0.19)		(0.22)	(0.29)	(0.48)	(0.28)	(0.26)

Net asset value, end of period	$10.77		$9.95	$8.95	$8.12	$11.26	$10.47

Total Return ^	10.29%	**	13.91%	14.41%	(24.61% )	10.42%	12.12%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$112,978		$109,890	$108,844	$111,174	$180,719	$207,263
Ratio of expenses to average daily net assets:
Before expense waiver	0.64%	*	0.64%	0.64%	0.69%	0.64%	0.65%
After expense waiver	0.62%	*#	0.62% #	0.62% #	0.67% #	0.60% #	0.60% #
Net investment income (loss) to average daily net assets	1.81%	*	1.99%	2.83%	2.50%	2.80%	2.61%
Portfolio turnover rate	133%	**	243%	215%	184%	194%	150%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$13.62		$12.39	$10.76	$20.67	$18.72	$16.82

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.08	0.20	0.17	0.14	0.16
Net realized and unrealized gain (loss) on investments	2.33		1.37	1.60	(7.74)	2.94	2.07

Total income (loss) from investment operations	2.38		1.45	1.80	(7.57)	3.08	2.23

Less distributions to shareholders:
From net investment income	(0.13)		(0.22)	(0.17)	(0.16)	(0.80)	(0.24)
From net realized gains	-		-	-	(2.18)	(0.33)	(0.09)

Total distributions	(0.13)		(0.22)	(0.17)	(2.34)	(1.13)	(0.33)

Net asset value, end of period	$15.87		$13.62	$12.39	$10.76	$20.67	$18.72

Total Return ^,^^	17.56%	**	11.82%	17.27%	(40.92% )	17.21%	13.45%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$15,025		$13,441	$15,490	$13,721	$27,778	$24,149
Ratio of expenses to average daily net assets:
Before expense waiver	1.11%	*	1.11%	1.12%	1.10%	1.10%	1.10%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.10% ##
Net investment income (loss) to average daily net assets	0.69%	*	0.59%	1.88%	1.07%	0.72%	0.93%
Portfolio turnover rate	61%	**	100%	138%	156%	151%	157%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$13.68		$12.44	$10.82	$20.76	$18.78	$16.86

Income (loss) from investment operations:
Net investment income (loss) ***	0.07		0.11	0.23	0.22	0.20	0.24
Net realized and unrealized gain (loss) on investments	2.34		1.38	1.60	(7.77)	2.94	2.04

Total income (loss) from investment operations	2.41		1.49	1.83	(7.55)	3.14	2.28

Less distributions to shareholders:
From net investment income	(0.17)		(0.25)	(0.21)	(0.21)	(0.83)	(0.27)
From net realized gains	-		-	-	(2.18)	(0.33)	(0.09)

Total distributions	(0.17)		(0.25)	(0.21)	(2.39)	(1.16)	(0.36)

Net asset value, end of period	$15.92		$13.68	$12.44	$10.82	$20.76	$18.78

Total Return ^	17.74%	**	12.14%	17.57%	(40.71% )	17.55%	13.76%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$26,265		$23,889	$26,776	$33,000	$78,980	$77,697
Ratio of expenses to average daily net assets:
Before expense waiver	0.82%	*	0.82%	0.83%	0.81%	0.81%	0.81%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.81% ##
Net investment income (loss) to average daily net assets	0.99%	*	0.88%	2.16%	1.37%	1.01%	1.36%
Portfolio turnover rate	61%	**	100%	138%	156%	151%	157%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$13.66		$12.43	$10.82	$20.76	$18.80	$16.87

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.13	0.24	0.23	0.22	0.24
Net realized and unrealized gain (loss) on investments	2.34		1.36	1.60	(7.76)	2.94	2.07

Total income (loss) from investment operations	2.42		1.49	1.84	(7.53)	3.16	2.31

Less distributions to shareholders:
From net investment income	(0.13)		(0.26)	(0.23)	(0.23)	(0.87)	(0.29)
From net realized gains	-		-	-	(2.18)	(0.33)	(0.09)

Total distributions	(0.13)		(0.26)	(0.23)	(2.41)	(1.20)	(0.38)

Net asset value, end of period	$15.95		$13.66	$12.43	$10.82	$20.76	$18.80

Total Return ^	17.84%	**	12.18%	17.69%	(40.63% )	17.63%	13.89%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$173		$196	$1,021	$1,727	$4,389	$3,400
Ratio of expenses to average daily net assets:
Before expense waiver	0.71%	*	0.71%	0.72%	0.70%	0.70%	0.70%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.70% ##
Net investment income (loss) to average daily net assets	1.13%	*	0.99%	2.28%	1.46%	1.12%	1.38%
Portfolio turnover rate	61%	**	100%	138%	156%	151%	157%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$13.67		$12.43	$10.83	$20.78	$18.81	$16.89

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.14	0.25	0.25	0.24	0.26
Net realized and unrealized gain (loss) on investments	2.33		1.38	1.60	(7.77)	2.94	2.06

Total income (loss) from investment operations	2.42		1.52	1.85	(7.52)	3.18	2.32

Less distributions to shareholders:
From net investment income	(0.20)		(0.28)	(0.25)	(0.25)	(0.88)	(0.31)
From net realized gains	-		-	-	(2.18)	(0.33)	(0.09)

Total distributions	(0.20)		(0.28)	(0.25)	(2.43)	(1.21)	(0.40)

Net asset value, end of period	$15.89		$13.67	$12.43	$10.83	$20.78	$18.81

Total Return ^	17.87%	**	12.37%	17.81%	(40.58% )	17.78%	14.00%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$170,424		$158,921	$179,373	$176,805	$388,559	$370,894
Ratio of expenses to average daily net assets:
Before expense waiver	0.61%	*	0.61%	0.62%	0.60%	0.60%	0.60%
After expense waiver	N/A		N/A	N/A	N/A	N/A	0.60% ##
Net investment income (loss) to average daily net assets	1.20%	*	1.09%	2.41%	1.57%	1.22%	1.51%
Portfolio turnover rate	61%	**	100%	138%	156%	151%	157%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$13.59		$12.38	$10.74	$20.51	$18.68	$16.78

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.04	0.17	0.12	0.06	0.04
Net realized and unrealized gain (loss) on investments	2.33		1.36	1.61	(7.71)	2.91	2.12

Total income (loss) from investment operations	2.36		1.40	1.78	(7.59)	2.97	2.16

Less distributions to shareholders:
From net investment income	(0.10)		(0.19)	(0.14)	-	(0.81)	(0.17)
From net realized gains	-		-	-	(2.18)	(0.33)	(0.09)

Total distributions	(0.10)		(0.19)	(0.14)	(2.18)	(1.14)	(0.26)

Net asset value, end of period	$15.85		$13.59	$12.38	$10.74	$20.51	$18.68

Total Return ^,^^	17.41%	**	11.40%	16.95%	(41.07% )	16.64%	13.06%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$140		$117	$131	$109	$132	$762
Ratio of expenses to average daily net assets:
Before expense waiver	1.42%	*	1.42%	1.43%	1.41%	1.41%	1.42%
After expense waiver	N/A		N/A	N/A	N/A	N/A	1.42% ##
Net investment income (loss) to average daily net assets	0.37%	*	0.27%	1.57%	0.75%	0.31%	0.23%
Portfolio turnover rate	61%	**	100%	138%	156%	151%	157%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.36		$8.31	$8.40	$13.12	$13.45	$12.20

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.12	0.15	0.22	0.19	0.18
Net realized and unrealized gain (loss) on investments	1.49		1.07	(0.01)	(4.90)	0.79	2.17

Total income (loss) from investment operations	1.55		1.19	0.14	(4.68)	0.98	2.35

Less distributions to shareholders:
From net investment income	(0.13)		(0.14)	(0.23)	(0.04)	(0.19)	(0.19)
From net realized gains	-		-	-	-	(1.08)	(0.91)
Tax return of capital	-		-	-	-	(0.04)	-

Total distributions	(0.13)		(0.14)	(0.23)	(0.04)	(1.31)	(1.10)

Net asset value, end of period	$10.78		$9.36	$8.31	$8.40	$13.12	$13.45

Total Return ^,^^	16.71%	**	14.45%	2.15%	(35.83% )	7.62%	20.68%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$11,059		$9,521	$11,099	$12,315	$18,838	$4,698
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	*	1.11%	1.11%	1.10%	1.10%	1.14%
After expense waiver	N/A		N/A	N/A	1.10% ##	1.09% #	1.09% #
Net investment income (loss) to average daily net assets	1.26%	*	1.33%	2.06%	1.95%	1.42%	1.48%
Portfolio turnover rate	41%	**	107%	115%	148%	139%	144%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.41		$8.36	$8.45	$13.18	$13.52	$12.20

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.14	0.17	0.25	0.23	0.21
Net realized and unrealized gain (loss) on investments	1.50		1.07	0.00 †	(4.93)	0.79	2.19

Total income (loss) from investment operations	1.58		1.21	0.17	(4.68)	1.02	2.40

Less distributions to shareholders:
From net investment income	(0.16)		(0.16)	(0.26)	(0.05)	(0.23)	(0.17)
From net realized gains	-		-	-	-	(1.08)	(0.91)
Tax return of capital	-		-	-	-	(0.05)	-

Total distributions	(0.16)		(0.16)	(0.26)	(0.05)	(1.36)	(1.08)

Net asset value, end of period	$10.83		$9.41	$8.36	$8.45	$13.18	$13.52

Total Return ^	16.94%	**	14.65%	2.35%	(35.62% )	7.83%	21.04%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$75,799		$67,006	$64,811	$65,257	$118,847	$15,911
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.86%	0.86%	0.85%	0.85%	0.89%
After expense waiver	N/A		N/A	N/A	0.85% ##	0.84% #	0.84% #
Net investment income (loss) to average daily net assets	1.51%	*	1.58%	2.28%	2.20%	1.65%	1.67%
Portfolio turnover rate	41%	**	107%	115%	148%	139%	144%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.45		$8.39	$8.48	$13.22	$13.56	$12.24

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.16	0.18	0.27	0.26	0.24
Net realized and unrealized gain (loss) on investments	1.50		1.07	0.01	(4.95)	0.78	2.18

Total income (loss) from investment operations	1.58		1.23	0.19	(4.68)	1.04	2.42

Less distributions to shareholders:
From net investment income	(0.17)		(0.17)	(0.28)	(0.06)	(0.25)	(0.19)
From net realized gains	-		-	-	-	(1.08)	(0.91)
Tax return of capital	-		-	-	-	(0.05)	-

Total distributions	(0.17)		(0.17)	(0.28)	(0.06)	(1.38)	(1.10)

Net asset value, end of period	$10.86		$9.45	$8.39	$8.48	$13.22	$13.56

Total Return ^	16.93%	**	14.87%	2.57%	(35.56% )	7.98%	21.22%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$66,302		$56,917	$64,686	$68,843	$157,740	$109,358
Ratio of expenses to average daily net assets:
Before expense waiver	0.70%	*	0.71%	0.71%	0.70%	0.70%	0.74%
After expense waiver	N/A		N/A	N/A	0.70% ##	0.69% #	0.69% #
Net investment income (loss) to average daily net assets	1.66%	*	1.73%	2.45%	2.37%	1.90%	1.93%
Portfolio turnover rate	41%	**	107%	115%	148%	139%	144%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.50		$8.44	$8.53	$13.29	$13.57	$12.25

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.17	0.19	0.28	0.25	0.26
Net realized and unrealized gain (loss) on investments	1.51		1.07	0.01	(4.98)	0.87	2.17

Total income (loss) from investment operations	1.60		1.24	0.20	(4.70)	1.12	2.43

Less distributions to shareholders:
From net investment income	(0.18)		(0.18)	(0.29)	(0.06)	(0.27)	(0.20)
From net realized gains	-		-	-	-	(1.08)	(0.91)
Tax return of capital	-		-	-	-	(0.05)	-

Total distributions	(0.18)		(0.18)	(0.29)	(0.06)	(1.40)	(1.11)

Net asset value, end of period	$10.92		$9.50	$8.44	$8.53	$13.29	$13.57

Total Return ^	17.06%	**	14.89%	2.71%	(35.50% )	8.55%	21.37%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$155,575		$139,983	$142,884	$166,317	$287,201	$241
Ratio of expenses to average daily net assets:
Before expense waiver	0.60%	*	0.61%	0.61%	0.60%	0.60%	0.64%
After expense waiver	N/A		N/A	N/A	0.60% ##	0.59% #	0.59% #
Net investment income (loss) to average daily net assets	1.76%	*	1.83%	2.57%	2.45%	1.80%	2.04%
Portfolio turnover rate	41%	**	107%	115%	148%	139%	144%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.40		$8.36	$8.42	$13.19	$13.48	$12.16

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.09	0.13	0.19	0.15	0.15
Net realized and unrealized gain (loss) on investments	1.50		1.07	0.00 †	(4.93)	0.79	2.18

Total income (loss) from investment operations	1.55		1.16	0.13	(4.74)	0.94	2.33

Less distributions to shareholders:
From net investment income	(0.10)		(0.12)	(0.19)	(0.03)	(0.12)	(0.10)
From net realized gains	-		-	-	-	(1.08)	(0.91)
Tax return of capital	-		-	-	-	(0.03)	-

Total distributions	(0.10)		(0.12)	(0.19)	(0.03)	(1.23)	(1.01)

Net asset value, end of period	$10.85		$9.40	$8.36	$8.42	$13.19	$13.48

Total Return ^,^^	16.60%	**	13.99%	1.85%	(36.01% )	7.26%	20.35%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$138		$188	$228	$216	$468	$134
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	*	1.42%	1.42%	1.41%	1.41%	1.45%
After expense waiver	N/A		N/A	N/A	1.41% ##	1.40% #	1.40% #
Net investment income (loss) to average daily net assets	0.97%	*	1.02%	1.72%	1.66%	1.13%	1.23%
Portfolio turnover rate	41%	**	107%	115%	148%	139%	144%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.27		$9.03	$8.60	$13.83	$12.46	$10.80

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.10	0.12	0.13	0.10	0.09
Net realized and unrealized gain (loss) on investments	1.60		1.25	0.52	(5.24)	1.38	1.67

Total income (loss) from investment operations	1.65		1.35	0.64	(5.11)	1.48	1.76

Less distributions to shareholders:
From net investment income	(0.11)		(0.11)	(0.21)	(0.12)	(0.11)	(0.10)

Total distributions	(0.11)		(0.11)	(0.21)	(0.12)	(0.11)	(0.10)

Net asset value, end of period	$11.81		$10.27	$9.03	$8.60	$13.83	$12.46

Total Return ^,^^	16.20%	**	15.05%	7.86%	(37.19% )	11.89%	16.45%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,453		$5,308	$5,517	$4,557	$7,136	$2,693
Ratio of expenses to average daily net assets:
Before expense waiver	1.37%	*	1.40%	1.41%	1.20%	1.13%	1.20%
After expense waiver	1.09%	*#	1.09% #	1.09% #	1.09% #	1.09% #	1.09% #
Net investment income (loss) to average daily net assets	1.00%	*	1.01%	1.49%	1.11%	0.79%	0.78%
Portfolio turnover rate	36%	**	75%	127%	138%	148%	163%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.36		$9.07	$8.66	$13.90	$12.50	$10.82

Income (loss) from investment operations:
Net investment income (loss) ***	0.10		0.14	0.15	0.16	0.14	0.13
Net realized and unrealized gain (loss) on investments	1.60		1.28	0.50	(5.25)	1.37	1.67

Total income (loss) from investment operations	1.70		1.42	0.65	(5.09)	1.51	1.80

Less distributions to shareholders:
From net investment income	-		(0.13)	(0.24)	(0.15)	(0.11)	(0.12)

Total distributions	-		(0.13)	(0.24)	(0.15)	(0.11)	(0.12)

Net asset value, end of period	$12.06		$10.36	$9.07	$8.66	$13.90	$12.50

Total Return ^	16.41%	**	15.76%	8.06%	(37.05% )	12.17%	16.78%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$0.00	†	$1	$881	$1,234	$1,972	$777
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	1.15%	1.16%	0.95%	0.88%	0.94%
After expense waiver	0.84%	*#	0.83% #	0.84% #	0.84% #	0.84% #	0.84% #
Net investment income (loss) to average daily net assets	1.79%	*	1.42%	1.87%	1.37%	1.04%	1.13%
Portfolio turnover rate	36%	**	75%	127%	138%	148%	163%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
†	Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.34		$9.09	$8.67	$13.92	$12.51	$10.83

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.14	0.16	0.19	0.16	0.15
Net realized and unrealized gain (loss) on investments	1.62		1.25	0.50	(5.28)	1.38	1.67

Total income (loss) from investment operations	1.70		1.39	0.66	(5.09)	1.54	1.82

Less distributions to shareholders:
From net investment income	(0.16)		(0.14)	(0.24)	(0.16)	(0.13)	(0.14)

Total distributions	(0.16)		(0.14)	(0.24)	(0.16)	(0.13)	(0.14)

Net asset value, end of period	$11.88		$10.34	$9.09	$8.67	$13.92	$12.51

Total Return ^	16.45%	**	15.58%	8.28%	(37.02% )	12.33%	17.00%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$10,708		$9,596	$8,877	$10,009	$57,125	$39,859
Ratio of expenses to average daily net assets:
Before expense waiver	0.97%	*	1.00%	1.01%	0.80%	0.73%	0.79%
After expense waiver	0.69%	*#	0.69% #	0.69% #	0.69% #	0.69% #	0.69% #
Net investment income (loss) to average daily net assets	1.38%	*	1.40%	1.95%	1.56%	1.21%	1.28%
Portfolio turnover rate	36%	**	75%	127%	138%	148%	163%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.36		$9.11	$8.69	$13.96	$12.55	$10.85

Income (loss) from investment operations:
Net investment income (loss) ***	0.08		0.15	0.16	0.19	0.18	0.16
Net realized and unrealized gain (loss) on investments	1.62		1.25	0.52	(5.29)	1.37	1.68

Total income (loss) from investment operations	1.70		1.40	0.68	(5.10)	1.55	1.84

Less distributions to shareholders:
From net investment income	(0.17)		(0.15)	(0.26)	(0.17)	(0.14)	(0.14)

Total distributions	(0.17)		(0.15)	(0.26)	(0.17)	(0.14)	(0.14)

Net asset value, end of period	$11.89		$10.36	$9.11	$8.69	$13.96	$12.55

Total Return ^	16.54%	**	15.54%	8.41%	(36.92% )	12.48%	17.01%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$713		$568	$524	$415	$390	$204
Ratio of expenses to average daily net assets:
Before expense waiver	0.92%	*	0.95%	0.96%	0.75%	0.68%	0.74%
After expense waiver	0.59%	*#	0.59% #	0.59% #	0.59% #	0.59% #	0.59% #
Net investment income (loss) to average daily net assets	1.47%	*	1.51%	1.96%	1.60%	1.33%	1.37%
Portfolio turnover rate	36%	**	75%	127%	138%	148%	163%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Enhanced Index Core Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.22		$8.99	$8.58	$13.83	$12.44	$10.77

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.07	0.11	0.09	0.05	0.07
Net realized and unrealized gain (loss) on investments	1.59		1.24	0.49	(5.22)	1.39	1.66

Total income (loss) from investment operations	1.63		1.31	0.60	(5.13)	1.44	1.73

Less distributions to shareholders:
From net investment income	(0.08)		(0.08)	(0.19)	(0.12)	(0.05)	(0.06)

Total distributions	(0.08)		(0.08)	(0.19)	(0.12)	(0.05)	(0.06)

Net asset value, end of period	$11.77		$10.22	$8.99	$8.58	$13.83	$12.44

Total Return ^,^^	16.08%	**	14.66%	7.54%	(37.48% )	11.58%	16.13%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$441		$376	$331	$512	$636	$125
Ratio of expenses to average daily net assets:
Before expense waiver	1.67%	*	1.70%	1.71%	1.50%	1.43%	1.49%
After expense waiver	1.40%	*#	1.40% #	1.40% #	1.40% #	1.40% #	1.40% #
Net investment income (loss) to average daily net assets	0.66%	*	0.69%	1.37%	0.80%	0.39%	0.57%
Portfolio turnover rate	36%	**	75%	127%	138%	148%	163%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.41		$7.18	$6.45	$12.50	$11.58	$10.15

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.04	0.07	0.07	0.09	0.06
Net realized and unrealized gain (loss) on investments	0.93		1.25	0.74	(4.42)	1.48	1.49

Total income (loss) from investment operations	0.95		1.29	0.81	(4.35)	1.57	1.55

Less distributions to shareholders:
From net investment income	(0.04)		(0.06)	(0.08)	(0.09)	(0.09)	(0.12)
From net realized gains	-		-	-	(1.61)	(0.56)	-

Total distributions	(0.04)		(0.06)	(0.08)	(1.70)	(0.65)	(0.12)

Net asset value, end of period	$9.32		$8.41	$7.18	$6.45	$12.50	$11.58

Total Return ^,^^	11.30%	**	18.11%	12.86%	(39.67% )	14.20%	15.35%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$9,598		$9,236	$10,082	$11,185	$20,165	$13,292
Ratio of expenses to average daily net assets:
Before expense waiver	1.26%	*	1.26%	1.29%	1.27%	1.27%	1.27%
After expense waiver	1.16%	*#	1.16% #	1.16% #	1.16% #	1.16% #	1.23% #
Net investment income (loss) to average daily net assets	0.51%	*	0.56%	1.11%	0.79%	0.73%	0.58%
Portfolio turnover rate	16%	**	51%	121%	116%	105%	110%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.48		$7.24	$6.51	$12.59	$11.64	$10.17

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.09	0.10	0.12	0.10
Net realized and unrealized gain (loss) on investments	0.93		1.26	0.74	(4.46)	1.49	1.48

Total income (loss) from investment operations	0.96		1.32	0.83	(4.36)	1.61	1.58

Less distributions to shareholders:
From net investment income	(0.06)		(0.08)	(0.10)	(0.11)	(0.10)	(0.11)
From net realized gains	-		-	-	(1.61)	(0.56)	-

Total distributions	(0.06)		(0.08)	(0.10)	(1.72)	(0.66)	(0.11)

Net asset value, end of period	$9.38		$8.48	$7.24	$6.51	$12.59	$11.64

Total Return ^	11.37%	**	18.39%	13.13%	(39.50% )	14.52%	15.69%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$47,428		$46,075	$44,614	$47,796	$99,145	$107,627
Ratio of expenses to average daily net assets:
Before expense waiver	1.01%	*	1.01%	1.04%	1.02%	1.02%	1.02%
After expense waiver	0.91%	*#	0.91% #	0.91% #	0.91% #	0.91% #	0.93% #
Net investment income (loss) to average daily net assets	0.75%	*	0.81%	1.36%	1.04%	1.01%	0.92%
Portfolio turnover rate	16%	**	51%	121%	116%	105%	110%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.55		$7.30	$6.57	$12.55	$11.64	$10.17

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.04	0.09	0.11	0.13	0.11
Net realized and unrealized gain (loss) on investments	0.93		1.30	0.76	(4.48)	1.48	1.49

Total income (loss) from investment operations	0.97		1.34	0.85	(4.37)	1.61	1.60

Less distributions to shareholders:
From net investment income	(0.08)		(0.09)	(0.12)	-	(0.14)	(0.13)
From net realized gains	-		-	-	(1.61)	(0.56)	-

Total distributions	(0.08)		(0.09)	(0.12)	(1.61)	(0.70)	(0.13)

Net asset value, end of period	$9.44		$8.55	$7.30	$6.57	$12.55	$11.64

Total Return ^	11.43%	**	18.55%	13.30%	(39.40% )	14.43%	15.96%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,117		$2,045	$73	$66	$126	$117
Ratio of expenses to average daily net assets:
Before expense waiver	0.86%	*	0.86%	0.89%	0.87%	0.87%	0.87%
After expense waiver	0.76%	*#	0.76% #	0.76% #	0.76% #	0.76% #	0.83% #
Net investment income (loss) to average daily net assets	0.90%	*	0.53%	1.49%	1.20%	1.10%	1.02%
Portfolio turnover rate	16%	**	51%	121%	116%	105%	110%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.50		$7.25	$6.53	$12.63	$11.69	$10.19

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.08	0.10	0.11	0.15	0.14
Net realized and unrealized gain (loss) on investments	0.93		1.27	0.74	(4.46)	1.49	1.49

Total income (loss) from investment operations	0.97		1.35	0.84	(4.35)	1.64	1.63

Less distributions to shareholders:
From net investment income	(0.08)		(0.10)	(0.12)	(0.14)	(0.14)	(0.13)
From net realized gains	-		-	-	(1.61)	(0.56)	-

Total distributions	(0.08)		(0.10)	(0.12)	(1.75)	(0.70)	(0.13)

Net asset value, end of period	$9.39		$8.50	$7.25	$6.53	$12.63	$11.69

Total Return ^	11.43%	**	18.73%	13.28%	(39.38% )	14.74%	16.18%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$129,221		$125,255	$125,429	$119,111	$244,758	$246,658
Ratio of expenses to average daily net assets:
Before expense waiver	0.81%	*	0.81%	0.84%	0.82%	0.82%	0.82%
After expense waiver	0.71%	*#	0.71% #	0.71% #	0.71% #	0.67% #	0.60% #
Net investment income (loss) to average daily net assets	0.95%	*	1.01%	1.54%	1.24%	1.24%	1.25%
Portfolio turnover rate	16%	**	51%	121%	116%	105%	110%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.44		$7.20	$6.47	$12.52	$11.58	$10.11

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.02	0.06	0.04	0.05	0.03
Net realized and unrealized gain (loss) on investments	0.92		1.26	0.74	(4.44)	1.49	1.50

Total income (loss) from investment operations	0.93		1.28	0.80	(4.40)	1.54	1.53

Less distributions to shareholders:
From net investment income	(0.01)		(0.04)	(0.07)	(0.04)	(0.04)	(0.06)
From net realized gains	-		-	-	(1.61)	(0.56)	-

Total distributions	(0.01)		(0.04)	(0.07)	(1.65)	(0.60)	(0.06)

Net asset value, end of period	$9.36		$8.44	$7.20	$6.47	$12.52	$11.58

Total Return ^,^^	11.08%	**	17.76%	12.52%	(39.88% )	13.87%	15.07%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$287		$270	$109	$224	$125	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.56%	*	1.56%	1.59%	1.57%	1.57%	1.57%
After expense waiver	1.46%	*#	1.46% #	1.46% #	1.46% #	1.46% #	1.53% #
Net investment income (loss) to average daily net assets	0.20%	*	0.23%	1.01%	0.48%	0.45%	0.31%
Portfolio turnover rate	16%	**	51%	121%	116%	105%	110%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06
Net asset value, beginning of period	$9.97		$8.76		$7.53		$13.41	$10.98		$10.06

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		(0.00	) †	0.00	†	(0.02)	(0.03)		(0.02)
Net realized and unrealized gain (loss) on investments	1.38		1.21		1.23		(5.59)	2.46		0.94

Total income (loss) from investment operations	1.39		1.21		1.23		(5.61)	2.43		0.92

Less distributions to shareholders:
From net investment income	(0.00	) †	-		-		-	-		-
From net realized gains	-		-		-		(0.27)	-		-

Total distributions	(0.00	) †	-		-		(0.27)	-		-

Net asset value, end of period	$11.36		$9.97		$8.76		$7.53	$13.41		$10.98

Total Return ^,^^	13.95%	**	13.81%		16.33%		(42.62% )	22.13%		9.15%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$132,629		$142,653		$187,245		$182,254	$363,471		$317,251
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*	1.24%		1.24%		1.23%	1.23%		1.23%
After expense waiver	1.09%	*#	1.09%	#	1.09%	#	1.09% #	1.09%	#	1.09%	#
Net investment income (loss) to average daily net assets	0.21%	*	(0.05%	)	0.01%		(0.18% )	(0.21%	)	(0.22%	)
Portfolio turnover rate	16%	**	56%		51%		75%	57%		58%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06
Net asset value, beginning of period	$10.01		$8.78		$7.54		$13.41	$10.97		$10.07

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.00	†	0.01		(0.01)	(0.01)		(0.01)
Net realized and unrealized gain (loss) on investments	1.38		1.23		1.23		(5.59)	2.45		0.95

Total income (loss) from investment operations	1.40		1.23		1.24		(5.60)	2.44		0.94

Less distributions to shareholders:
From net investment income	(0.02)		(0.00	) †	-		-	-		(0.04)
From net realized gains	-		-		-		(0.27)	-		-
Tax return of capital	-		-		-		-	-		(0.00	) †

Total distributions	(0.02)		-		-		(0.27)	-		(0.04)

Net asset value, end of period	$11.39		$10.01		$8.78		$7.54	$13.41		$10.97

Total Return ^	13.96%	**	14.02%		16.45%		(42.55% )	22.24%		9.30%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$37,846		$41,819		$55,614		$53,947	$75,119		$23,252
Ratio of expenses to average daily net assets:
Before expense waiver	1.00%	*	0.99%		0.99%		0.98%	0.98%		0.99%
After expense waiver	0.97%	*#	0.97%	#	0.97%	#	0.97% #	0.97%	#	0.97%	#
Net investment income (loss) to average daily net assets	0.33%	*	0.04%		0.13%		(0.07% )	(0.08%	)	(0.12%	)
Portfolio turnover rate	16%	**	56%		51%		75%	57%		58%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06
Net asset value, beginning of period	$10.06		$8.83	$7.57		$13.45		$10.98		$10.07

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.02	0.02		0.01		0.01		0.00	†
Net realized and unrealized gain (loss) on investments	1.39		1.22	1.24		(5.62)		2.46		0.95

Total income (loss) from investment operations	1.41		1.24	1.26		(5.61)		2.47		0.95

Less distributions to shareholders:
From net investment income	(0.03)		(0.01)	-		-		-		(0.04)
From net realized gains	-		-	-		(0.27)		-		-
Tax return of capital	-		-	-		-		-		(0.00	) †

Total distributions	(0.03)		(0.01)	-		(0.27)		-		(0.04)

Net asset value, end of period	$11.44		$10.06	$8.83		$7.57		$13.45		$10.98

Total Return ^	14.04%	**	14.08%	16.64%		(42.49%	)	22.50%		9.49%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$4,955		$8,871	$14,797		$21,666		$57,564		$45,576
Ratio of expenses to average daily net assets:
Before expense waiver	0.85%	*	0.84%	0.84%		0.83%		0.83%		0.83%
After expense waiver	0.82%	*#	0.82% #	0.82%	#	0.82%	#	0.82%	#	0.82%	#
Net investment income (loss) to average daily net assets	0.45%	*	0.21%	0.32%		0.10%		0.06%		0.04%
Portfolio turnover rate	16%	**	56%	51%		75%		57%		58%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09		Year Ended 10/31/08		Year Ended 10/31/07		Year Ended 10/31/06
Net asset value, beginning of period	$10.11		$8.87	$7.60		$13.51		$11.01		$10.09

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.03	0.03		0.02		0.02		0.02
Net realized and unrealized gain (loss) on investments	1.38		1.23	1.25		(5.65)		2.48		0.94

Total income (loss) from investment operations	1.41		1.26	1.28		(5.63)		2.50		0.96

Less distributions to shareholders:
From net investment income	(0.04)		(0.02)	(0.01)		(0.01)		-		(0.04)
From net realized gains	-		-	-		(0.27)		-		-
Tax return of capital	-		-	-		(0.00	) †	-		(0.00	) †

Total distributions	(0.04)		(0.02)	(0.01)		(0.28)		-		(0.04)

Net asset value, end of period	$11.48		$10.11	$8.87		$7.60		$13.51		$11.01

Total Return ^	14.02%	**	14.27%	16.86%		(42.46%	)	22.71%		9.51%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$350,162		$437,621	$455,466		$414,956		$715,738		$544,457
Ratio of expenses to average daily net assets:
Before expense waiver	0.80%	*	0.79%	0.79%		0.78%		0.78%		0.78%
After expense waiver	0.71%	*#	0.71% #	0.71%	#	0.71%	#	0.71%	#	0.71%	#
Net investment income (loss) to average daily net assets	0.60%	*	0.33%	0.39%		0.19%		0.17%		0.16%
Portfolio turnover rate	16%	**	56%	51%		75%		57%		58%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07		Year Ended 10/31/06
Net asset value, beginning of period	$9.76		$8.60		$7.42		$13.27	$10.90		$10.03

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		(0.04)		(0.03)		(0.06)	(0.07)		(0.06)
Net realized and unrealized gain (loss) on investments	1.34		1.20		1.21		(5.52)	2.44		0.93

Total income (loss) from investment operations	1.33		1.16		1.18		(5.58)	2.37		0.87

Less distributions to shareholders:
From net realized gains	-		-		-		(0.27)	-		-

Total distributions	-		-		-		(0.27)	-		-

Net asset value, end of period	$11.09		$9.76		$8.60		$7.42	$13.27		$10.90

Total Return ^,^^	13.63%	**	13.49%		15.90%		(42.85% )	21.74%		8.67%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$424		$366		$1,136		$898	$1,624		$1,014
Ratio of expenses to average daily net assets:
Before expense waiver	1.55%	*	1.54%		1.54%		1.53%	1.53%		1.53%
After expense waiver	1.46%	*#	1.46%	#	1.46%	#	1.46% #	1.46%	#	1.46%	#
Net investment income (loss) to average daily net assets	(0.15%	) *	(0.43%	)	(0.36%	)	(0.55% )	(0.58%	)	(0.62%	)
Portfolio turnover rate	16%	**	56%		51%		75%	57%		58%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.84		$7.48	$6.52	$10.77	$9.14	$8.24

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.05	0.06	0.03	0.02	0.02
Net realized and unrealized gain (loss) on investments	1.44		1.37	0.94	(3.94)	1.62	0.91

Total income (loss) from investment operations	1.47		1.42	1.00	(3.91)	1.64	0.93

Less distributions to shareholders:
From net investment income	(0.06)		(0.06)	(0.04)	(0.02)	(0.01)	(0.03)
From net realized gains	-		-	-	(0.32)	-	-

Total distributions	(0.06)		(0.06)	(0.04)	(0.34)	(0.01)	(0.03)

Net asset value, end of period	$10.25		$8.84	$7.48	$6.52	$10.77	$9.14

Total Return ^,^^	16.73%	**	19.05%	15.53%	(37.38% )	17.91%	11.33%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$6,931		$4,712	$4,102	$3,096	$4,532	$1,621
Ratio of expenses to average daily net assets:
Before expense waiver	1.02%	*	1.02%	1.03%	1.03%	1.02%	1.12%
After expense waiver	N/A		N/A	N/A	1.02% #	N/A	1.07% #
Net investment income (loss) to average daily net assets	0.59%	*	0.65%	0.86%	0.32%	0.20%	0.24%
Portfolio turnover rate	42%	**	100%	125%	155%	181%	163%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.88		$7.51	$6.55	$10.82	$9.18	$8.26

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.07	0.07	0.05	0.04	0.02
Net realized and unrealized gain (loss) on investments	1.45		1.38	0.95	(3.96)	1.63	0.92

Total income (loss) from investment operations	1.49		1.45	1.02	(3.91)	1.67	0.94

Less distributions to shareholders:
From net investment income	(0.08)		(0.08)	(0.06)	(0.04)	(0.03)	(0.02)
From net realized gains	-		-	-	(0.32)	-	-

Total distributions	(0.08)		(0.08)	(0.06)	(0.36)	(0.03)	(0.02)

Net asset value, end of period	$10.29		$8.88	$7.51	$6.55	$10.82	$9.18

Total Return ^	16.77%	**	19.34%	15.80%	(37.22% )	18.29%	11.44%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$76,350		$67,882	$62,383	$54,216	$92,738	$8,280
Ratio of expenses to average daily net assets:
Before expense waiver	0.77%	*	0.77%	0.78%	0.78%	0.77%	0.89%
After expense waiver	N/A		N/A	N/A	0.78% ##	N/A	0.84% #
Net investment income (loss) to average daily net assets	0.85%	*	0.91%	1.12%	0.58%	0.42%	0.24%
Portfolio turnover rate	42%	**	100%	125%	155%	181%	163%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.91		$7.54	$6.58	$10.85	$9.20	$8.27

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.09	0.08	0.07	0.06	0.05
Net realized and unrealized gain (loss) on investments	1.46		1.37	0.95	(3.98)	1.63	0.92

Total income (loss) from investment operations	1.51		1.46	1.03	(3.91)	1.69	0.97

Less distributions to shareholders:
From net investment income	(0.10)		(0.09)	(0.07)	(0.04)	(0.04)	(0.04)
From net realized gains	-		-	-	(0.32)	-	-

Total distributions	(0.10)		(0.09)	(0.07)	(0.36)	(0.04)	(0.04)

Net asset value, end of period	$10.32		$8.91	$7.54	$6.58	$10.85	$9.20

Total Return ^	16.87%	**	19.59%	16.01%	(37.16% )	18.40%	11.71%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$52,104		$44,495	$47,680	$40,591	$99,772	$52,415
Ratio of expenses to average daily net assets:
Before expense waiver	0.62%	*	0.62%	0.63%	0.63%	0.62%	0.73%
After expense waiver	N/A		N/A	N/A	0.63% ##	N/A	0.67% #
Net investment income (loss) to average daily net assets	1.00%	*	1.06%	1.27%	0.74%	0.62%	0.62%
Portfolio turnover rate	42%	**	100%	125%	155%	181%	163%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.90		$7.53	$6.57	$10.84	$9.21	$8.28

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.09	0.09	0.07	0.06	0.06
Net realized and unrealized gain (loss) on investments	1.45		1.37	0.95	(3.97)	1.61	0.91

Total income (loss) from investment operations	1.50		1.46	1.04	(3.90)	1.67	0.97

Less distributions to shareholders:
From net investment income	(0.10)		(0.09)	(0.08)	(0.05)	(0.04)	(0.04)
From net realized gains	-		-	-	(0.32)	-	-

Total distributions	(0.10)		(0.09)	(0.08)	(0.37)	(0.04)	(0.04)

Net asset value, end of period	$10.30		$8.90	$7.53	$6.57	$10.84	$9.21

Total Return ^	16.97%	**	19.53%	16.12%	(37.16% )	18.20%	11.74%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$85,006		$75,732	$61,493	$67,554	$140,611	$332
Ratio of expenses to average daily net assets:
Before expense waiver	0.57%	*	0.57%	0.58%	0.58%	0.57%	0.67%
After expense waiver	N/A		N/A	N/A	0.58% ##	N/A	0.57% #
Net investment income (loss) to average daily net assets	1.05%	*	1.10%	1.34%	0.79%	0.61%	0.72%
Portfolio turnover rate	42%	**	100%	125%	155%	181%	163%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
##	Amount waived had no impact on the ratio of expenses to average daily net assets.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.35		$7.75		$6.32		$12.95	$11.57	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.00	) †	(0.02)		(0.00	) †	(0.01)	(0.03)	0.08
Net realized and unrealized gain (loss) on investments	1.88		1.62		1.43		(6.06)	2.41	1.50

Total income (loss) from investment operations	1.88		1.60		1.43		(6.07)	2.38	1.58

Less distributions to shareholders:
From net investment income	(0.01)		-		(0.00	) †	-	(0.07)	(0.01)
From net realized gains	-		-		-		(0.56)	(0.93)	-

Total distributions	(0.01)		-		(0.00	) †	(0.56)	(1.00)	(0.01)

Net asset value, end of period	$11.22		$9.35		$7.75		$6.32	$12.95	$11.57

Total Return ^,^^	20.08%	**	20.65%		22.64%		(48.86% )	21.97%	15.76%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$16,595		$17,391		$17,549		$14,031	$18,211	$158
Ratio of expenses to average daily net assets:
Before expense waiver	1.56%	*	1.48%		1.50%		1.46%	1.67%	1.90%	*
After expense waiver	1.40%	*#	1.40%	#	1.40%	#	1.40% #	1.40% #	1.40%	*#
Net investment income (loss) to average daily net assets	(0.02%	) *	(0.28%	)	(0.01%	)	(0.11% )	(0.24% )	0.78%	*
Portfolio turnover rate	48%	**	76%		109%		121%	119%	180%	**

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.41		$7.79		$6.36		$13.00	$11.59	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		(0.00	) †	0.02		0.01	0.00 †	0.10
Net realized and unrealized gain (loss) on investments	1.87		1.63		1.44		(6.08)	2.42	1.50

Total income (loss) from investment operations	1.89		1.63		1.46		(6.07)	2.42	1.60

Less distributions to shareholders:
From net investment income	(0.03)		(0.01)		(0.03)		(0.01)	(0.08)	(0.01)
From net realized gains	-		-		-		(0.56)	(0.93)	-

Total distributions	(0.03)		(0.01)		(0.03)		(0.57)	(1.01)	(0.01)

Net asset value, end of period	$11.27		$9.41		$7.79		$6.36	$13.00	$11.59

Total Return ^	20.11%	**	20.88%		23.06%		(48.71% )	22.30%	15.98%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,612		$2,588		$3,482		$3,026	$1,322	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.31%	*	1.23%		1.25%		1.21%	1.42%	1.65%	*
After expense waiver	1.15%	*#	1.15%	#	1.15%	#	1.15% #	1.15% #	1.15%	*#
Net investment income (loss) to average daily net assets	0.32%	*	(0.03%	)	0.26%		0.14%	0.03%	0.99%	*
Portfolio turnover rate	48%	**	76%		109%		121%	119%	180%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.44		$7.82	$6.38	$13.02	$11.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.01	0.03	0.03	0.02	0.11
Net realized and unrealized gain (loss) on investments	1.89		1.63	1.44	(6.10)	2.41	1.51

Total income (loss) from investment operations	1.91		1.64	1.47	(6.07)	2.43	1.62

Less distributions to shareholders:
From net investment income	(0.03)		(0.02)	(0.03)	(0.01)	(0.09)	(0.01)
From net realized gains	-		-	-	(0.56)	(0.93)	-

Total distributions	(0.03)		(0.02)	(0.03)	(0.57)	(1.02)	(0.01)

Net asset value, end of period	$11.32		$9.44	$7.82	$6.38	$13.02	$11.61

Total Return ^	20.32%	**	20.94%	23.30%	(48.62% )	22.45%	16.20%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,063		$1,563	$4,038	$4,745	$10,352	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.15%	*	1.08%	1.10%	1.06%	1.27%	1.50%	*
After expense waiver	1.00%	*#	1.00% #	1.00% #	1.00% #	1.00% #	1.00%	*#
Net investment income (loss) to average daily net assets	0.33%	*	0.17%	0.46%	0.29%	0.19%	1.14%	*
Portfolio turnover rate	48%	**	76%	109%	121%	119%	180%	**

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.44		$7.81	$6.38	$13.02	$11.61	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.02	0.03	0.04	0.02	0.12
Net realized and unrealized gain (loss) on investments	1.90		1.63	1.44	(6.11)	2.42	1.50

Total income (loss) from investment operations	1.92		1.65	1.47	(6.07)	2.44	1.62

Less distributions to shareholders:
From net investment income	(0.05)		(0.02)	(0.04)	(0.01)	(0.10)	(0.01)
From net realized gains	-		-	-	(0.56)	(0.93)	-

Total distributions	(0.05)		(0.02)	(0.04)	(0.57)	(1.03)	(0.01)

Net asset value, end of period	$11.31		$9.44	$7.81	$6.38	$13.02	$11.61

Total Return ^	20.37%	**	21.18%	23.27%	(48.60% )	22.53%	16.21%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$8,727		$15,899	$25,330	$14,024	$26,301	$11,905
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	0.98%	1.00%	0.96%	1.17%	1.40%	*
After expense waiver	0.93%	*#	0.93% #	0.93% #	0.93% #	0.93% #	0.93%	*#
Net investment income (loss) to average daily net assets	0.43%	*	0.21%	0.41%	0.36%	0.18%	1.21%	*
Portfolio turnover rate	48%	**	76%	109%	121%	119%	180%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Discovery Value Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10		Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.26		$7.70		$6.30		$12.93	$11.54	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.02)		(0.05)		(0.02)		(0.04)	(0.05)	0.04
Net realized and unrealized gain (loss) on investments	1.86		1.61		1.42		(6.03)	2.39	1.50

Total income (loss) from investment operations	1.84		1.56		1.40		(6.07)	2.34	1.54

Less distributions to shareholders:
From net investment income	-		-		-		-	(0.02)	(0.00	) †
From net realized gains	-		-		-		(0.56)	(0.93)	-

Total distributions	-		-		-		(0.56)	(0.95)	(0.00	) †

Net asset value, end of period	$11.10		$9.26		$7.70		$6.30	$12.93	$11.54

Total Return ^,^^	19.87%	**	20.26%		22.42%		(49.02% )	21.58%	15.42%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$559		$490		$785		$607	$883	$116
Ratio of expenses to average daily net assets:
Before expense waiver	1.95%	*	1.88%		1.90%		1.86%	2.07%	2.30%	*
After expense waiver	1.70%	*#	1.70%	#	1.70%	#	1.70% #	1.70% #	1.70%	*#
Net investment income (loss) to average daily net assets	(0.35%	) *	(0.59%	)	(0.31%	)	(0.41% )	(0.39% )	0.44%	*
Portfolio turnover rate	48%	**	76%		109%		121%	119%	180%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.72		$7.85	$6.86	$11.47	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.02	0.02	0.01	0.06	(0.00	) †
Net realized and unrealized gain (loss) on investments	1.99		1.88	0.98	(4.37)	0.97	0.45

Total income (loss) from investment operations	2.02		1.90	1.00	(4.36)	1.03	0.45

Less distributions to shareholders:
From net investment income	(0.04)		(0.03)	(0.01)	(0.05)	-	-
From net realized gains	-		-	-	(0.20)	(0.01)	-

Total distributions	(0.04)		(0.03)	(0.01)	(0.25)	(0.01)	-

Net asset value, end of period	$11.70		$9.72	$7.85	$6.86	$11.47	$10.45

Total Return ^,^^	20.80%	**	24.29%	14.63%	(38.72% )	9.85%	4.50%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$8,101		$7,812	$6,150	$4,051	$3,420	$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.33%	*	1.31%	1.46%	1.34%	1.40%	5.08%	*
After expense waiver	1.14%	*#	1.14% #	1.14% #	1.14% #	1.14% #	1.14%	*#
Net investment income (loss) to average daily net assets	0.51%	*	0.24%	0.31%	0.06%	0.52%	(0.19%	) *
Portfolio turnover rate	43%	**	61%	141%	131%	127%	17%	**

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.79		$7.90	$6.89	$11.50	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.04	0.04	0.03	0.08	0.00	†
Net realized and unrealized gain (loss) on investments	2.00		1.90	0.99	(4.39)	0.98	0.45

Total income (loss) from investment operations	2.04		1.94	1.03	(4.36)	1.06	0.45

Less distributions to shareholders:
From net investment income	(0.06)		(0.05)	(0.02)	(0.05)	-	-
From net realized gains	-		-	-	(0.20)	(0.01)	-

Total distributions	(0.06)		(0.05)	(0.02)	(0.25)	(0.01)	-

Net asset value, end of period	$11.77		$9.79	$7.90	$6.89	$11.50	$10.45

Total Return ^	20.92%	**	24.60%	15.09%	(38.61% )	10.14%	4.50%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,044		$31,150	$31,510	$35,469	$49,729	$105
Ratio of expenses to average daily net assets:
Before expense waiver	1.08%	*	1.06%	1.21%	1.09%	1.15%	4.83%	*
After expense waiver	0.89%	*#	0.89% #	0.89% #	0.89% #	0.89% #	0.89%	*#
Net investment income (loss) to average daily net assets	0.75%	*	0.49%	0.61%	0.30%	0.74%	0.07%	*
Portfolio turnover rate	43%	**	61%	141%	131%	127%	17%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.79		$7.91	$6.88		$11.52	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.05	0.04		0.04	0.07	0.00	†
Net realized and unrealized gain (loss) on investments	2.00		1.89	0.99		(4.38)	1.01	0.45

Total income (loss) from investment operations	2.06		1.94	1.03		(4.34)	1.08	0.45

Less distributions to shareholders:
From net investment income	(0.08)		(0.06)	-		(0.10)	-	-
From net realized gains	-		-	-		(0.20)	(0.01)	-

Total distributions	(0.08)		(0.06)	-		(0.30)	(0.01)	-

Net asset value, end of period	$11.77		$9.79	$7.91		$6.88	$11.52	$10.45

Total Return ^	21.14%	**	24.65%	14.97%		(38.50% )	10.33%	4.50%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$218		$1,056	$173		$9	$0 ††	$105
Ratio of expenses to average daily net assets:
Before expense waiver	0.93%	*	0.91%	1.06%		0.94%	1.00%	4.68%	*
After expense waiver	0.79%	*#	0.79% #	0.79%	#	0.79% #	0.79% #	0.79%	#
Net investment income (loss) to average daily net assets	1.19%	*	0.57%	0.46%		0.38%	0.67%	0.17%	*
Portfolio turnover rate	43%	**	61%	141%		131%	127%	17%	**

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.80		$7.91	$6.91		$11.52	$10.45	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.06	0.05		0.05	0.10	0.00	†
Net realized and unrealized gain (loss) on investments	2.01		1.89	0.99		(4.39)	0.99	0.45

Total income (loss) from investment operations	2.06		1.95	1.04		(4.34)	1.09	0.45

Less distributions to shareholders:
From net investment income	(0.08)		(0.06)	(0.04)		(0.07)	(0.01)	-
From net realized gains	-		-	-		(0.20)	(0.01)	-

Total distributions	(0.08)		(0.06)	(0.04)		(0.27)	(0.02)	-

Net asset value, end of period	$11.78		$9.80	$7.91		$6.91	$11.52	$10.45

Total Return ^	21.14%	**	24.81%	15.21%		(38.43% )	10.41%	4.50%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$37,189		$34,192	$43,306		$50,384	$68,822	$10,034
Ratio of expenses to average daily net assets:
Before expense waiver	0.83%	*	0.81%	0.96%		0.84%	0.90%	4.58%	*
After expense waiver	0.69%	*#	0.69% #	0.69%	#	0.69% #	0.69% #	0.69%	*#
Net investment income (loss) to average daily net assets	0.94%	*	0.70%	0.80%		0.50%	0.87%	0.27%	*
Portfolio turnover rate	43%	**	61%	141%		131%	127%	17%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
††	Amount is less than $500.
+	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Small/Mid Cap Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$9.68		$7.84	$6.85		$11.44	$10.44	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		(0.01)	(0.01)		(0.03)	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.98		1.87	1.00		(4.36)	1.00	0.45

Total income (loss) from investment operations	1.99		1.86	0.99		(4.39)	1.01	0.44

Less distributions to shareholders:
From net investment income	(0.02)		(0.02)	-		-	-	-
From net realized gains	-		-	-		(0.20)	(0.01)	-

Total distributions	(0.02)		(0.02)	-		(0.20)	(0.01)	-

Net asset value, end of period	$11.65		$9.68	$7.84		$6.85	$11.44	$10.44

Total Return ^,^^	20.63%	**	23.77%	14.45%		(38.97% )	9.67%	4.40%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$220		$164	$92		$22	$33	$104
Ratio of expenses to average daily net assets:
Before expense waiver	1.63%	*	1.61%	1.76%		1.64%	1.70%	5.38%	*
After expense waiver	1.49%	*#	1.49% #	1.49%	#	1.49% #	1.49% #	1.49%	*#
Net investment income (loss) to average daily net assets	0.11%	*	(0.11% )	(0.15%	)	(0.29% )	0.11%	(0.54%	)*
Portfolio turnover rate	43%	**	61%	141%		131%	127%	17%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period September 27, 2006 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$8.95		$7.21	$6.28		$12.60	$16.99	$16.84

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.02	0.02		0.01	0.05	(0.04)
Net realized and unrealized gain (loss) on investments	1.84		1.74	0.91		(4.11)	1.26	1.63

Total income (loss) from investment operations	1.86		1.76	0.93		(4.10)	1.31	1.59

Less distributions to shareholders:
From net investment income	(0.03)		(0.02)	-		(0.05)	-	-
From net realized gains	-		-	-		(2.17)	(5.70)	(1.44)

Total distributions	(0.03)		(0.02)	-		(2.22)	(5.70)	(1.44)

Net asset value, end of period	$10.78		$8.95	$7.21		$6.28	$12.60	$16.99

Total Return ^,^^	20.80%	**	24.39%	14.81%		(38.44% )	9.94%	9.81%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$76,049		$68,521	$63,549		$69,067	$163,154	$236,029
Ratio of expenses to average daily net assets:
Before expense waiver	1.19%	*	1.21%	1.29%		1.25%	1.23%	1.17%
After expense waiver	1.14%	*#	1.14% #	1.14%	#	1.14% #	1.14% #	1.14% #
Net investment income (loss) to average daily net assets	0.50%	*	0.24%	0.36%		0.08%	0.40%	(0.24% )
Portfolio turnover rate	43%	**	62%	137%		109%	111%	134%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09		Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.08		$7.31	$6.37		$12.74	$17.08	$16.89

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.04	0.04		0.03	0.08	0.00 †
Net realized and unrealized gain (loss) on investments	1.86		1.77	0.92		(4.16)	1.28	1.63

Total income (loss) from investment operations	1.90		1.81	0.96		(4.13)	1.36	1.63

Less distributions to shareholders:
From net investment income	(0.03)		(0.04)	(0.02)		(0.07)	-	-
From net realized gains	-		-	-		(2.17)	(5.70)	(1.44)

Total distributions	(0.03)		(0.04)	(0.02)		(2.24)	(5.70)	(1.44)

Net asset value, end of period	$10.95		$9.08	$7.31		$6.37	$12.74	$17.08

Total Return ^	20.96%	**	24.77%	15.17%		(38.30% )	10.28%	10.09%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$3,067		$5,341	$4,675		$4,637	$8,595	$74,494
Ratio of expenses to average daily net assets:
Before expense waiver	0.94%	*	0.96%	1.04%		1.00%	0.98%	0.92%
After expense waiver	0.89%	*#	0.89% #	0.89%	#	0.89% #	0.89% #	0.89% #
Net investment income (loss) to average daily net assets	0.73%	*	0.48%	0.61%		0.33%	0.56%	0.02%
Portfolio turnover rate	43%	**	62%	137%		109%	111%	134%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.14		$7.36	$6.39	$12.79	$17.11	$16.91

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.05	0.04	0.05	0.10	0.02
Net realized and unrealized gain (loss) on investments	1.87		1.77	0.94	(4.18)	1.28	1.62

Total income (loss) from investment operations	1.91		1.82	0.98	(4.13)	1.38	1.64

Less distributions to shareholders:
From net investment income	(0.06)		(0.04)	(0.01)	(0.10)	-	-
From net realized gains	-		-	-	(2.17)	(5.70)	(1.44)

Total distributions	(0.06)		(0.04)	(0.01)	(2.27)	(5.70)	(1.44)

Net asset value, end of period	$10.99		$9.14	$7.36	$6.39	$12.79	$17.11

Total Return ^	20.99%	**	24.83%	15.29%	(38.22% )	10.33%	10.21%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$2,252		$1,718	$941	$622	$6,898	$6,564
Ratio of expenses to average daily net assets:
Before expense waiver	0.84%	*	0.86%	0.94%	0.89%	0.88%	0.82%
After expense waiver	0.79%	*#	0.79% #	0.79% #	0.79% #	0.79% #	0.79% #
Net investment income (loss) to average daily net assets	0.83%	*	0.58%	0.65%	0.48%	0.76%	0.13%
Portfolio turnover rate	43%	**	62%	137%	109%	111%	134%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$9.15		$7.37	$6.42	$12.84	$17.15	$16.92

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.06	0.05	0.05	0.11	0.04
Net realized and unrealized gain (loss) on investments	1.87		1.77	0.93	(4.19)	1.28	1.63

Total income (loss) from investment operations	1.92		1.83	0.98	(4.14)	1.39	1.67

Less distributions to shareholders:
From net investment income	(0.07)		(0.05)	(0.03)	(0.11)	-	-
From net realized gains	-		-	-	(2.17)	(5.70)	(1.44)

Total distributions	(0.07)		(0.05)	(0.03)	(2.28)	(5.70)	(1.44)

Net asset value, end of period	$11.00		$9.15	$7.37	$6.42	$12.84	$17.15

Total Return ^	21.06%	**	24.90%	15.48%	(38.17% )	10.45%	10.26%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$147,318		$129,831	$113,312	$102,572	$220,767	$328,698
Ratio of expenses to average daily net assets:
Before expense waiver	0.74%	*	0.76%	0.84%	0.80%	0.78%	0.72%
After expense waiver	0.69%	*#	0.69% #	0.69% #	0.69% #	0.69% #	0.69% #
Net investment income (loss) to average daily net assets	0.94%	*	0.69%	0.79%	0.52%	0.85%	0.22%
Portfolio turnover rate	43%	**	62%	137%	109%	111%	134%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.54		$9.06	$7.48	$14.24	$12.43	$10.58

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.06	0.06	0.11	0.04	0.08
Net realized and unrealized gain (loss) on investments	1.71		1.49	1.87	(5.96)	2.23	1.86

Total income (loss) from investment operations	1.74		1.55	1.93	(5.85)	2.27	1.94

Less distributions to shareholders:
From net investment income	(0.11)		(0.07)	(0.05)	(0.10)	(0.13)	(0.09)
From net realized gains	-		-	(0.30)	(0.81)	(0.33)	-

Total distributions	(0.11)		(0.07)	(0.35)	(0.91)	(0.46)	(0.09)

Net asset value, end of period	$12.17		$10.54	$9.06	$7.48	$14.24	$12.43

Total Return ^,^^	16.67%	**	17.23%	27.89%	(43.64% )	18.73%	18.41%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$49,161		$41,888	$34,124	$27,145	$49,635	$31,763
Ratio of expenses to average daily net assets:
Before expense waiver	1.49%	*	1.50%	1.49%	1.48%	1.50%	1.50%
After expense waiver	1.43%	*#	1.43% #	1.43% #	1.43% #	1.43% #	1.43% #
Net investment income (loss) to average daily net assets	0.50%	*	0.61%	0.78%	0.97%	0.34%	0.69%
Portfolio turnover rate	12%	**	29%	34%	13%	16%	25%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.64		$9.14	$7.55	$14.36	$12.51	$10.60

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.09	0.08	0.14	0.08	0.11
Net realized and unrealized gain (loss) on investments	1.74		1.50	1.89	(6.01)	2.24	1.87

Total income (loss) from investment operations	1.78		1.59	1.97	(5.87)	2.32	1.98

Less distributions to shareholders:
From net investment income	(0.14)		(0.09)	(0.08)	(0.13)	(0.14)	(0.07)
From net realized gains	-		-	(0.30)	(0.81)	(0.33)	-

Total distributions	(0.14)		(0.09)	(0.38)	(0.94)	(0.47)	(0.07)

Net asset value, end of period	$12.28		$10.64	$9.14	$7.55	$14.36	$12.51

Total Return ^	16.74%	**	17.65%	28.27%	(43.50% )	19.07%	18.78%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$148,830		$131,965	$147,550	$137,391	$303,017	$290,689
Ratio of expenses to average daily net assets:
Before expense waiver	1.24%	*	1.25%	1.24%	1.23%	1.25%	1.24%
After expense waiver	1.14%	*#	1.14% #	1.14% #	1.14% #	1.14% #	1.14% #
Net investment income (loss) to average daily net assets	0.79%	*	0.92%	1.09%	1.24%	0.63%	0.96%
Portfolio turnover rate	12%	**	29%	34%	13%	16%	25%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.61		$9.11	$7.54	$14.34	$12.50	$10.61

Income (loss) from investment operations:
Net investment income (loss) ***	0.05		0.10	0.08	0.14	0.10	0.12
Net realized and unrealized gain (loss) on investments	1.72		1.50	1.88	(5.98)	2.24	1.87

Total income (loss) from investment operations	1.77		1.60	1.96	(5.84)	2.34	1.99

Less distributions to shareholders:
From net investment income	(0.16)		(0.10)	(0.09)	(0.15)	(0.17)	(0.10)
From net realized gains	-		-	(0.30)	(0.81)	(0.33)	-

Total distributions	(0.16)		(0.10)	(0.39)	(0.96)	(0.50)	(0.10)

Net asset value, end of period	$12.22		$10.61	$9.11	$7.54	$14.34	$12.50

Total Return ^	16.84%	**	17.75%	28.26%	(43.41% )	19.29%	18.86%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$9,399		$6,727	$3,219	$3,651	$10,514	$4,702
Ratio of expenses to average daily net assets:
Before expense waiver	1.09%	*	1.10%	1.09%	1.08%	1.10%	1.10%
After expense waiver	1.03%	*#	1.03% #	1.03% #	1.03% #	1.03% #	1.03% #
Net investment income (loss) to average daily net assets	0.91%	*	1.02%	1.04%	1.23%	0.74%	1.06%
Portfolio turnover rate	12%	**	29%	34%	13%	16%	25%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.67		$9.16	$7.58	$14.42	$12.55	$10.62

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.11	0.10	0.17	0.12	0.14
Net realized and unrealized gain (loss) on investments	1.73		1.51	1.89	(6.04)	2.25	1.88

Total income (loss) from investment operations	1.79		1.62	1.99	(5.87)	2.37	2.02

Less distributions to shareholders:
From net investment income	(0.16)		(0.11)	(0.11)	(0.16)	(0.17)	(0.09)
From net realized gains	-		-	(0.30)	(0.81)	(0.33)	-

Total distributions	(0.16)		(0.11)	(0.41)	(0.97)	(0.50)	(0.09)

Net asset value, end of period	$12.30		$10.67	$9.16	$7.58	$14.42	$12.55

Total Return ^	17.02%	**	17.88%	28.52%	(43.37% )	19.43%	19.11%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$246,907		$219,639	$204,098	$183,478	$423,870	$436,584
Ratio of expenses to average daily net assets:
Before expense waiver	1.06%	*	1.07%	1.06%	1.05%	1.07%	1.06%
After expense waiver	0.89%	*#	0.89% #	0.89% #	0.89% #	0.89% #	0.89% #
Net investment income (loss) to average daily net assets	1.04%	*	1.15%	1.34%	1.48%	0.87%	1.21%
Portfolio turnover rate	12%	**	29%	34%	13%	16%	25%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$10.58		$9.09	$7.51	$14.31	$12.48	$10.56

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.06	0.05	0.10	0.03	0.06
Net realized and unrealized gain (loss) on investments	1.73		1.49	1.88	(6.00)	2.24	1.88

Total income (loss) from investment operations	1.75		1.55	1.93	(5.90)	2.27	1.94

Less distributions to shareholders:
From net investment income	(0.10)		(0.06)	(0.05)	(0.09)	(0.11)	(0.02)
From net realized gains	-		-	(0.30)	(0.81)	(0.33)	-

Total distributions	(0.10)		(0.06)	(0.35)	(0.90)	(0.44)	(0.02)

Net asset value, end of period	$12.23		$10.58	$9.09	$7.51	$14.31	$12.48

Total Return ^,^^	16.54%	**	17.26%	27.77%	(43.75% )	18.69%	18.35%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$928		$766	$816	$568	$864	$574
Ratio of expenses to average daily net assets:
Before expense waiver	1.79%	*	1.80%	1.79%	1.78%	1.80%	1.80%
After expense waiver	1.52%	*#	1.52% #	1.52% #	1.52% #	1.52% #	1.52% #
Net investment income (loss) to average daily net assets	0.43%	*	0.58%	0.69%	0.89%	0.23%	0.53%
Portfolio turnover rate	12%	**	29%	34%	13%	16%	25%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$13.62		$12.00	$9.92	$19.25	$14.55	$11.61

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.07	0.08	0.13	0.18	0.07
Net realized and unrealized gain (loss) on investments	2.12		1.64	2.78	(9.16)	4.66	2.96

Total income (loss) from investment operations	2.14		1.71	2.86	(9.03)	4.84	3.03

Less distributions to shareholders:
From net investment income	(0.09)		(0.09)	-	(0.30)	(0.14)	(0.09)
From net realized gains	-		-	(0.78)	-	-	-

Total distributions	(0.09)		(0.09)	(0.78)	(0.30)	(0.14)	(0.09)

Net asset value, end of period	$15.67		$13.62	$12.00	$9.92	$19.25	$14.55

Total Return ^,^^	15.78%	**	14.39%	32.49%	(47.54% )	33.50%	26.27%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$54,140		$50,227	$47,642	$39,212	$103,369	$85,486
Ratio of expenses to average daily net assets:
Before expense waiver	1.53%	*	1.53%	1.52%	1.51%	1.53%	1.55%
After expense waiver	N/A		N/A	N/A	1.50% #	1.52% #	1.52% #
Net investment income (loss) to average daily net assets	0.35%	*	0.56%	0.81%	0.82%	1.05%	0.55%
Portfolio turnover rate	21%	**	32%	42%	29%	25%	27%

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$13.81		$12.16	$10.02	$19.45	$14.66	$11.69

Income (loss) from investment operations:
Net investment income (loss) ***	0.04		0.10	0.11	0.18	0.22	0.10
Net realized and unrealized gain (loss) on investments	2.15		1.66	2.82	(9.26)	4.70	2.99

Total income (loss) from investment operations	2.19		1.76	2.93	(9.08)	4.92	3.09

Less distributions to shareholders:
From net investment income	(0.12)		(0.11)	(0.01)	(0.35)	(0.13)	(0.12)
From net realized gains	-		-	(0.78)	-	-	-

Total distributions	(0.12)		(0.11)	(0.79)	(0.35)	(0.13)	(0.12)

Net asset value, end of period	$15.88		$13.81	$12.16	$10.02	$19.45	$14.66

Total Return ^	15.95%	**	14.64%	32.77%	(47.40% )	33.87%	26.61%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$52,115		$50,937	$56,494	$51,881	$113,298	$118,352
Ratio of expenses to average daily net assets:
Before expense waiver	1.28%	*	1.27%	1.27%	1.26%	1.28%	1.30%
After expense waiver	N/A		N/A	N/A	1.25% #	1.27% #	1.27% #
Net investment income (loss) to average daily net assets	0.59%	*	0.77%	1.10%	1.12%	1.28%	0.77%
Portfolio turnover rate	21%	**	32%	42%	29%	25%	27%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$13.92		$12.26	$10.10	$19.59	$14.79	$11.80

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.12	0.12	0.19	0.25	0.13
Net realized and unrealized gain (loss) on investments	2.15		1.67	2.85	(9.31)	4.74	3.00

Total income (loss) from investment operations	2.21		1.79	2.97	(9.12)	4.99	3.13

Less distributions to shareholders:
From net investment income	(0.12)		(0.13)	(0.03)	(0.37)	(0.19)	(0.14)
From net realized gains	-		-	(0.78)	-	-	-

Total distributions	(0.12)		(0.13)	(0.81)	(0.37)	(0.19)	(0.14)

Net asset value, end of period	$16.01		$13.92	$12.26	$10.10	$19.59	$14.79

Total Return ^	16.00%	**	14.80%	33.08%	(47.32% )	34.05%	26.68%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$19,857		$15,773	$30,347	$20,833	$83,333	$73,348
Ratio of expenses to average daily net assets:
Before expense waiver	1.13%	*	1.12%	1.12%	1.11%	1.13%	1.15%
After expense waiver	N/A		N/A	N/A	1.10% #	1.12% #	1.12% #
Net investment income (loss) to average daily net assets	0.84%	*	0.98%	1.21%	1.17%	1.46%	0.93%
Portfolio turnover rate	21%	**	32%	42%	29%	25%	27%

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Year Ended 10/31/06
Net asset value, beginning of period	$13.94		$12.27	$10.12	$19.63	$14.82	$11.82

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.13	0.12	0.20	0.25	0.13
Net realized and unrealized gain (loss) on investments	2.15		1.67	2.84	(9.33)	4.76	3.01

Total income (loss) from investment operations	2.21		1.80	2.96	(9.13)	5.01	3.14

Less distributions to shareholders:
From net investment income	(0.14)		(0.13)	(0.03)	(0.38)	(0.20)	(0.14)
From net realized gains	-		-	(0.78)	-	-	-

Total distributions	(0.14)		(0.13)	(0.81)	(0.38)	(0.20)	(0.14)

Net asset value, end of period	$16.01		$13.94	$12.27	$10.12	$19.63	$14.82

Total Return ^	16.00%	**	14.81%	33.13%	(47.32% )	34.17%	26.76%

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$640,534		$584,158	$562,176	$459,583	$1,033,709	$806,440
Ratio of expenses to average daily net assets:
Before expense waiver	1.10%	*	1.10%	1.09%	1.08%	1.10%	1.12%
After expense waiver	N/A		N/A	N/A	1.07% #	1.09% #	1.09% #
Net investment income (loss) to average daily net assets	0.80%	*	1.00%	1.24%	1.29%	1.47%	0.97%
Portfolio turnover rate	21%	**	32%	42%	29%	25%	27%

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06 +
Net asset value, beginning of period	$11.61		$10.81	$8.41	$17.20	$12.41		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.07	0.16	0.19	0.08		0.07
Net realized and unrealized gain (loss) on investments	1.37		1.09	2.30	(8.43)	4.80		2.34

Total income (loss) from investment operations	1.40		1.16	2.46	(8.24)	4.88		2.41

Less distributions to shareholders:
From net investment income	(0.15)		(0.36)	(0.06)	(0.13)	(0.00	) †	-
From net realized gains	-		-	-	(0.42)	(0.09)		-

Total distributions	(0.15)		(0.36)	(0.06)	(0.55)	(0.09)		-

Net asset value, end of period	$12.86		$11.61	$10.81	$8.41	$17.20		$12.41

Total Return ^,^^	12.22%	**	11.14%	29.25%	(49.39% )	39.55%		24.10%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$33,243		$35,144	$35,136	$27,401	$36,718		$3,773
Ratio of expenses to average daily net assets:
Before expense waiver	1.69%	*	1.60%	1.58%	1.62%	1.75%		1.70%	*
After expense waiver	1.61%	*#	N/A	1.56% #	1.58% #	1.58%	#	1.58%	*#
Net investment income (loss) to average daily net assets	0.59%	*	0.65%	1.80%	1.38%	0.57%		0.68%	*
Portfolio turnover rate	29%	**	65%	74%	106%	95%		81%	**

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07		Period Ended 10/31/06 +
Net asset value, beginning of period	$11.68		$10.87	$8.45	$17.27	$12.44		$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.09	0.19	0.22	0.11		(0.01)
Net realized and unrealized gain (loss) on investments	1.37		1.11	2.30	(8.48)	4.82		2.45

Total income (loss) from investment operations	1.43		1.20	2.49	(8.26)	4.93		2.44

Less distributions to shareholders:
From net investment income	(0.19)		(0.39)	(0.07)	(0.14)	(0.01)		-
From net realized gains	-		-	-	(0.42)	(0.09)		-

Total distributions	(0.19)		(0.39)	(0.07)	(0.56)	(0.10)		-

Net asset value, end of period	$12.92		$11.68	$10.87	$8.45	$17.27		$12.44

Total Return ^	12.39%	**	11.42%	29.61%	(49.32% )	39.91%		24.40%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$22,738		$19,819	$19,065	$7,993	$17,632		$9,667
Ratio of expenses to average daily net assets:
Before expense waiver	1.44%	*	1.35%	1.33%	1.37%	1.50%		2.21%	*
After expense waiver	1.36%	*#	N/A	1.31% #	1.33% #	1.33%	#	1.33%	*#
Net investment income (loss) to average daily net assets	0.95%	*	0.87%	2.07%	1.62%	0.78%		(0.13%	) *
Portfolio turnover rate	29%	**	65%	74%	106%	95%		81%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$11.68		$10.87	$8.48	$17.31	$12.45	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.06		0.11	0.20	0.18	0.14	0.12
Net realized and unrealized gain (loss) on investments	1.37		1.10	2.30	(8.43)	4.82	2.33

Total income (loss) from investment operations	1.43		1.21	2.50	(8.25)	4.96	2.45

Less distributions to shareholders:
From net investment income	(0.20)		(0.40)	(0.11)	(0.16)	(0.01)	-
From net realized gains	-		-	-	(0.42)	(0.09)	-

Total distributions	(0.20)		(0.40)	(0.11)	(0.58)	(0.10)	-

Net asset value, end of period	$12.91		$11.68	$10.87	$8.48	$17.31	$12.45

Total Return ^	12.46%	**	11.45%	29.85%	(49.19% )	40.12%	24.50%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$9,396		$8,082	$7,494	$5,474	$739	$179
Ratio of expenses to average daily net assets:
Before expense waiver	1.29%	*	1.20%	1.18%	1.22%	1.35%	2.52%	*
After expense waiver	1.21%	*#	N/A	1.16% #	1.18% #	1.18% #	1.18%	*#
Net investment income (loss) to average daily net assets	1.09%	*	1.05%	2.18%	1.47%	0.95%	1.13%	*
Portfolio turnover rate	29%	**	65%	74%	106%	95%	81%	**

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$11.71		$10.90	$8.49	$17.33	$12.46	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.09		0.11	0.20	0.27	0.15	0.13
Net realized and unrealized gain (loss) on investments	1.36		1.11	2.32	(8.53)	4.82	2.33

Total income (loss) from investment operations	1.45		1.22	2.52	(8.26)	4.97	2.46

Less distributions to shareholders:
From net investment income	(0.21)		(0.41)	(0.11)	(0.16)	(0.01)	-
From net realized gains	-		-	-	(0.42)	(0.09)	-

Total distributions	(0.21)		(0.41)	(0.11)	(0.58)	(0.10)	-

Net asset value, end of period	$12.95		$11.71	$10.90	$8.49	$17.33	$12.46

Total Return ^	12.61%	**	11.61%	29.90%	(49.18% )	40.18%	24.60%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$50,144		$22,470	$45,363	$22,846	$26,159	$6,036
Ratio of expenses to average daily net assets:
Before expense waiver	1.20%	*	1.10%	1.08%	1.12%	1.25%	2.52%	*
After expense waiver	1.11%	*#	N/A	N/A	N/A	1.15% #	1.15%	*#
Net investment income (loss) to average daily net assets	1.47%	*	1.04%	2.23%	1.96%	1.04%	1.22%	*
Portfolio turnover rate	29%	**	65%	74%	106%	95%	81%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class N
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Year Ended 10/31/09	Year Ended 10/31/08	Year Ended 10/31/07	Period Ended 10/31/06 +
Net asset value, beginning of period	$11.50		$10.71	$8.34	$17.10	$12.37	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.03	0.13	0.14	0.02	0.05
Net realized and unrealized gain (loss) on investments	1.36		1.08	2.27	(8.37)	4.80	2.32

Total income (loss) from investment operations	1.37		1.11	2.40	(8.23)	4.82	2.37

Less distributions to shareholders:
From net investment income	(0.12)		(0.32)	(0.03)	(0.11)	-	-
From net realized gains	-		-	-	(0.42)	(0.09)	-

Total distributions	(0.12)		(0.32)	(0.03)	(0.53)	(0.09)	-

Net asset value, end of period	$12.75		$11.50	$10.71	$8.34	$17.10	$12.37

Total Return ^,^^	12.03%	**	10.61%	28.90%	(49.58% )	39.19%	23.70%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$1,064		$983	$951	$636	$847	$151
Ratio of expenses to average daily net assets:
Before expense waiver	2.09%	*	2.00%	1.98%	2.02%	2.15%	3.35%	*
After expense waiver	2.01%	*#	N/A	1.94% #	1.88% #	1.88% #	1.88%	*#
Net investment income (loss) to average daily net assets	0.24%	*	0.25%	1.40%	1.08%	0.13%	0.47%	*
Portfolio turnover rate	29%	**	65%	74%	106%	95%	81%	**

	Class Z
	Period Ended 04/30/11 (Unaudited) ++
Net asset value, beginning of period	$11.58

Income (loss) from investment operations:
Net investment income (loss) ***	0.07
Net realized and unrealized gain (loss) on investments	1.51

Total income (loss) from investment operations	1.58

Less distributions to shareholders:
From net investment income	(0.22)

Total distributions	(0.22)

Net asset value, end of period	$12.94

Total Return ^	13.86%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$112
Ratio of expenses to average daily net assets:
Before expense waiver	1.12%	*
After expense waiver	1.02%	*#
Net investment income (loss) to average daily net assets	1.53%	*
Portfolio turnover rate	29%	**~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period December 1, 2005 (commencement of operations) through October 31, 2006.
++	For the period December 3, 2010 (commencement of operations) through April 30, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class A
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Period Ended 10/31/09 +
Net asset value, beginning of period	$17.68		$16.42	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	(0.01)		0.01	0.09
Net realized and unrealized gain (loss) on investments	1.01		3.62	6.33

Total income (loss) from investment operations	1.00		3.63	6.42

Less distributions to shareholders:
From net investment income	-		(0.09)	-
From net realized gains	(1.53)		(2.28)	-

Total distributions	(1.53)		(2.37)	-

Net asset value, end of period	$17.15		$17.68	$16.42

Total Return ^,^^	6.22%	**	24.70%	64.00%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$652		$655	$238
Ratio of expenses to average daily net assets:
Before expense waiver	1.81%	*	1.77%	1.83%	*
After expense waiver	1.65%	*#	1.65% #	1.65%	*#
Net investment income (loss) to average daily net assets	(0.16%	) *	0.09%	0.73%	*
Portfolio turnover rate	40%	**	45%	75%	**

	Class L
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Period Ended 10/31/09 +
Net asset value, beginning of period	$17.73		$16.45	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.01		0.06	0.13
Net realized and unrealized gain (loss) on investments	1.02		3.62	6.32

Total income (loss) from investment operations	1.03		3.68	6.45

Less distributions to shareholders:
From net investment income	(0.02)		(0.12)	-
From net realized gains	(1.53)		(2.28)	-

Total distributions	(1.55)		(2.40)	-

Net asset value, end of period	$17.21		$17.73	$16.45

Total Return ^	6.38%	**	25.02%	64.30%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$59,963		$56,938	$27,256
Ratio of expenses to average daily net assets:
Before expense waiver	1.56%	*	1.52%	1.58%	*
After expense waiver	1.40%	*#	1.40% #	1.40%	*#
Net investment income (loss) to average daily net assets	0.10%	*	0.37%	0.98%	*
Portfolio turnover rate	40%	**	45%	75%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period November 3, 2008 (commencement of operations) through October 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
^^	Total return excludes sales charges, if any, and would be lower for the period presented if it reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Y
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Period Ended 10/31/09 +
Net asset value, beginning of period	$17.77		$16.48	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.02		0.08	0.13
Net realized and unrealized gain (loss) on investments	1.03		3.62	6.35

Total income (loss) from investment operations	1.05		3.70	6.48

Less distributions to shareholders:
From net investment income	(0.04)		(0.13)	(0.00	) †
From net realized gains	(1.53)		(2.28)	-

Total distributions	(1.57)		(2.41)	(0.00	) †

Net asset value, end of period	$17.25		$17.77	$16.48

Total Return ^	6.47%	**	25.14%	64.60%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$230		$206	$165
Ratio of expenses to average daily net assets:
Before expense waiver	1.41%	*	1.37%	1.43%	*
After expense waiver	1.25%	*#	1.25% #	1.25%	*#
Net investment income (loss) to average daily net assets	0.26%	*	0.47%	1.08%	*
Portfolio turnover rate	40%	**	45%	75%	**

	Class S
	Six Months Ended 04/30/11 (Unaudited)		Year Ended 10/31/10	Period Ended 10/31/09 +
Net asset value, beginning of period	$17.79		$16.49	$10.00

Income (loss) from investment operations:
Net investment income (loss) ***	0.03		0.10	0.15
Net realized and unrealized gain (loss) on investments	1.02		3.62	6.34

Total income (loss) from investment operations	1.05		3.72	6.49

Less distributions to shareholders:
From net investment income	(0.05)		(0.14)	(0.00	) †
From net realized gains	(1.53)		(2.28)	-

Total distributions	(1.58)		(2.42)	(0.00	) †

Net asset value, end of period	$17.26		$17.79	$16.49

Total Return ^	6.52%	**	25.30%	64.73%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$128,703		$107,589	$61,313
Ratio of expenses to average daily net assets:
Before expense waiver	1.31%	*	1.27%	1.33%	*
After expense waiver	1.15%	*#	1.15% #	1.15%	*#
Net investment income (loss) to average daily net assets	0.36%	*	0.60%	1.23%	*
Portfolio turnover rate	40%	**	45%	75%	**

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
†	Amount is less than $0.005 per share.
+	For the period November 3, 2008 (commencement of operations) through October 31, 2009.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Financial Statements (Continued)

Financial Highlights (For a share outstanding throughout each period)

	Class Z
	Period Ended 04/30/11 (Unaudited) +
Net asset value, beginning of period	$15.70

Income (loss) from investment operations:
Net investment income (loss) ***	0.03
Net realized and unrealized gain (loss) on investments	1.54

Total income (loss) from investment operations	1.57

Net asset value, end of period	$17.27

Total Return ^	10.00%	**

Ratios / Supplemental Data:
Net assets, end of period (000’s)	$110
Ratio of expenses to average daily net assets:
Before expense waiver	1.25%	*
After expense waiver	0.99%	*#
Net investment income (loss) to average daily net assets	1.15%	*
Portfolio turnover rate	40%	**~

*	Annualized.
**	Percentage represents the results for the period and is not annualized.
***	Per share amount calculated on the average shares method.
+	For the period March 1, 2011 (commencement of operations) through April 30, 2011.
#	Computed after giving effect to an agreement by MassMutual to waive certain fees and expenses of the Fund.
^	Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.
~	The portfolio turnover rate results are for the Fund.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”): MassMutual Premier Money Market Fund (“Money Market Fund”), MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”), MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”), MassMutual Premier Core Bond Fund (“Core Bond Fund”), MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”), MassMutual Premier High Yield Fund (“High Yield Fund”), MassMutual Premier International Bond Fund (“International Bond Fund”), MassMutual Premier Balanced Fund (“Balanced Fund”), MassMutual Premier Value Fund (“Value Fund”), MassMutual Premier Disciplined Value Fund (formerly known as MassMutual Premier Enhanced Index Value Fund) (“Disciplined Value Fund”), MassMutual Premier Enhanced Index Core Equity Fund (“Enhanced Index Core Equity Fund”), MassMutual Premier Main Street Fund (“Main Street Fund”), MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”), MassMutual Premier Disciplined Growth Fund (formerly known as MassMutual Premier Enhanced Index Growth Fund) (“Disciplined Growth Fund”), MassMutual Premier Discovery Value Fund (“Discovery Value Fund”), MassMutual Premier Main Street Small/Mid Cap Fund (formerly known as MassMutual Premier Main Street Small Cap Fund) (“Main Street Small/Mid Cap Fund”), MassMutual Premier Small/Mid Cap Opportunities Fund (formerly known as MassMutual Premier Small Company Opportunities Fund) (“Small/Mid Cap Opportunities Fund”), MassMutual Premier Global Fund (“Global Fund”), MassMutual Premier International Equity Fund (“International Equity Fund”), MassMutual Premier Focused International Fund (“Focused International Fund”), and MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”).

Each Fund other than the Money Market Fund, International Bond Fund, Balanced Fund, Disciplined Growth Fund, Small/Mid Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund has the following five classes of shares: Class A, Class L, Class Y, Class S, and Class N. Additionally, the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, Focused International Fund, and Strategic Emerging Markets Fund have a sixth class of shares: Class Z. Class Z shares commenced operations on December 3, 2010 for Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, and Focused International Fund. Class Z shares commenced operations on March 1, 2011 for Inflation-Protected and Income Fund, High Yield Fund, and Strategic Emerging Markets Fund. The Money Market Fund, International Bond Fund, Balanced Fund, Disciplined Growth Fund, Small/Mid Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund do not offer Class N shares. The Money Market Fund also does not offer Class L shares. Class N shares of the Money Market Fund, International Bond Fund, Balanced Fund, Disciplined Growth Fund, Small/Mid Cap Opportunities Fund, International Equity Fund, and Strategic Emerging Markets Fund were eliminated as of February 22, 2011. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading. The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Notes to Financial Statements (Unaudited) (Continued)

Equity securities are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds, excluding the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. Investments are marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations provided by third-party vendors and representative bids provided by market makers may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee in accordance with procedures approved by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next day the New York Stock Exchange is open. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Notes to Financial Statements (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded, valuation adjustments are not applied and they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as depositary receipts, futures, exchange-traded funds (“ETFs”), and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2 of the fair value hierarchy.

Corporate bonds. The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Asset-backed securities and mortgage-backed securities. The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, otherwise they would be categorized as Level 3.

U.S. Government and agency securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy.

Derivative contracts. Derivative contracts that are actively traded on an exchange are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward, swap, and option

Notes to Financial Statements (Unaudited) (Continued)

contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the contract and the terms of the transaction, the fair value of the OTC derivative contracts can be modeled using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A majority of OTC derivative contracts valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

Restricted securities. Restricted securities are valued at a discount to similar publicly traded securities and may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3. Any illiquid Rule 144A securities or restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently and, therefore, the inputs are unobservable.

The Money Market Fund and Inflation-Protected and Income Fund characterized all investments at Level 2, as of April 30, 2011. The Value Fund, Disciplined Value Fund, Enhanced Index Core Equity Fund, Main Street Fund, Disciplined Growth Fund, and Discovery Value Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of April 30, 2011. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level as of April 30, 2011, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$147,132,819	$-	$147,132,819

Total Municipal Obligations	-	3,667,049	-	3,667,049

Non-U.S. Government Agency Obligations
Automobile ABS	-	16,691,026	-	16,691,026
Commercial MBS	-	28,273,905	-	28,273,905
Home Equity ABS	-	15,833,141	-	15,833,141
Manufactured Housing ABS	-	399,525	-	399,525
Other ABS	-	5,545,943	1,109,600	6,655,543
Student Loans ABS	-	22,264,840	-	22,264,840
WL Collateral CMO	-	7,783,589	-	7,783,589
WL Collateral PAC	-	1,614,166	-	1,614,166

Total Non-U.S. Government Agency Obligations	-	98,406,135	1,109,600	99,515,735

Total Sovereign Debt Obligations	-	857,560	-	857,560

U.S. Government Agency Obligations and Instrumentalities
Pass-through Securities	-	93,509,078	-	93,509,078

Total U.S. Government Agency Obligations and Instrumentalities	-	93,509,078	-	93,509,078

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$33,249,501	$-	$33,249,501

Total U.S. Treasury Obligations	-	33,249,501	-	33,249,501

Total Bonds & Notes	-	376,822,142	1,109,600	377,931,742

Total Long-Term Investments	-	376,822,142	1,109,600	377,931,742

Total Short-Term Investments	-	214,205,763	-	214,205,763

Total Investments	$-	$591,027,905	$1,109,600	$592,137,505

Core Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$503,519,281	$657,826	$504,177,107

Total Municipal Obligations	-	13,759,875	-	13,759,875

Non-U.S. Government Agency Obligations
Automobile ABS	-	8,261,260	-	8,261,260
Commercial MBS	-	75,225,710	-	75,225,710
Home Equity ABS	-	38,659,402	-	38,659,402
Other ABS	-	5,329,819	3,467,500	8,797,319
Student Loans ABS	-	33,524,933	-	33,524,933
WL Collateral CMO	-	17,130,949	-	17,130,949
WL Collateral PAC	-	2,870,444	-	2,870,444

Total Non-U.S. Government Agency Obligations	-	181,002,517	3,467,500	184,470,017

Total Sovereign Debt Obligations	-	10,748,633	-	10,748,633

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	2,365,666	-	2,365,666
Pass-Through Securities	-	447,256,030	-	447,256,030

Total U.S. Government Agency Obligations and Instrumentalities	-	449,621,696	-	449,621,696

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	141,047,707	-	141,047,707

Total U.S. Treasury Obligations	-	141,047,707	-	141,047,707

Total Bonds & Notes	-	1,299,699,709	4,125,326	1,303,825,035

Total Long-Term Investments	-	1,299,699,709	4,125,326	1,303,825,035

Total Short-Term Investments	-	442,326,327	-	442,326,327

Total Investments	$-	$1,742,026,036	$4,125,326	$1,746,151,362

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund
Equities
Common Stock
Basic Materials	$-	$-	$114,325	$114,325
Communications	54,404	-	-	54,404

Total Common Stock	54,404	-	114,325	168,729

Total Equities	54,404	-	114,325	168,729

Bonds & Notes
Total Corporate Debt	-	89,584,391	-	89,584,391

Total Municipal Obligations	-	3,441,667	-	3,441,667

Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	225,891	-	225,891
Automobile ABS	-	193,070	-	193,070
Commercial MBS	-	11,853,654	-	11,853,654
Home Equity ABS	-	6,635,743	-	6,635,743
Other ABS	-	127,813	814,862	942,675
Student Loans ABS	-	2,787,756	-	2,787,756
WL Collateral CMO	-	2,950,721	-	2,950,721
WL Collateral PAC	-	33,417	-	33,417

Total Non-U.S. Government Agency Obligations	-	24,808,065	814,862	25,622,927

Total Sovereign Debt Obligations	-	1,441,694	-	1,441,694

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	86,384	-	86,384
Pass-through Securities	-	65,467,783	-	65,467,783

Total U.S. Government Agency Obligations and Instrumentalities	-	65,554,167	-	65,554,167

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	9,839,649	-	9,839,649

Total U.S. Treasury Obligations	-	9,839,649	-	9,839,649

Total Bonds & Notes	-	194,669,633	814,862	195,484,495

Total Long-Term Investments	54,404	194,669,633	929,187	195,653,224

Total Short-Term Investments	-	65,657,217	-	65,657,217

Total Investments	$54,404	$260,326,850	$929,187	$261,310,441

High Yield Fund
Equities
Common Stock
Basic Materials	$-	$-	$1,402,164	$1,402,164

Total Common Stock	-	-	1,402,164	1,402,164

Total Equities	-	-	1,402,164	1,402,164

Bonds & Notes
Total Corporate Debt	-	155,239,498	-	155,239,498

Total Bonds & Notes	-	155,239,498	-	155,239,498

Total Long-Term Investments	-	155,239,498	1,402,164	156,641,662

Total Short-Term Investments	-	8,099,690	-	8,099,690

Total Investments	$-	$163,339,188	$1,402,164	$164,741,352

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$7,368,500	$-	$7,368,500

Total Sovereign Debt Obligations	-	24,649,214	731,340	25,380,554

Total Bonds & Notes	-	32,017,714	731,340	32,749,054

Total Long-Term Investments	-	32,017,714	731,340	32,749,054

Total Short-Term Investments	-	587,376	-	587,376

Total Investments	$-	$32,605,090	$731,340	$33,336,430

Balanced Fund
Equities
Common Stock
Basic Materials	$2,482,479	$-	$-	$2,482,479
Communications	8,216,783	-	-	8,216,783
Consumer, Cyclical	6,208,048	-	-	6,208,048
Consumer, Non-cyclical	13,933,764	-	-	13,933,764
Diversified	36,186	-	-	36,186
Energy	9,036,963	-	-	9,036,963
Financial	11,584,571	-	-	11,584,571
Industrial	8,298,079	-	-	8,298,079
Technology	10,308,073	-	-	10,308,073
Utilities	2,108,627	-	-	2,108,627

Total Common Stock	72,213,573	-	-	72,213,573

Total Equities	72,213,573	-	-	72,213,573

Bonds & Notes
Total Corporate Debt	-	18,245,090	-	18,245,090

Total Municipal Obligations	-	495,508	-	495,508

Non-U.S. Government Agency Obligations
Automobile ABS	-	252,657	-	252,657
Commercial MBS	-	2,870,243	-	2,870,243
Home Equity ABS	-	1,485,691	-	1,485,691
Other ABS	-	208,333	173,375	381,708
Student Loans ABS	-	1,007,631	-	1,007,631
WL Collateral CMO	-	778,105	-	778,105
WL Collateral PAC	-	78,452	-	78,452

Total Non-U.S. Government Agency Obligations	-	6,681,112	173,375	6,854,487

Total Sovereign Debt Obligations	-	294,229	-	294,229

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	91,934	-	91,934
Pass-through Securities	-	16,193,642	-	16,193,642

Total U.S. Government Agency Obligations and Instrumentalities	-	16,285,576	-	16,285,576

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund (Continued)
U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	$-	$6,475,996	$-	$6,475,996

Total U.S. Treasury Obligations	-	6,475,996	-	6,475,996

Total Bonds & Notes	-	48,477,511	173,375	48,650,886

Total Mutual Funds	9,241,686	-	-	9,241,686

Total Long-Term Investments	81,455,259	48,477,511	173,375	130,106,145

Total Short-Term Investments	-	15,972,417	-	15,972,417

Total Investments	$81,455,259	$64,449,928	$173,375	$146,078,562

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$25,518,738	$-	$-	$25,518,738
Communications	91,675,057	-	-	91,675,057
Consumer, Cyclical	56,410,037	-	-	56,410,037
Consumer, Non-cyclical	66,225,289	29,647,255	-	95,872,544
Energy	58,863,979	-	-	58,863,979
Financial	20,026,648	5,782,119	-	25,808,767
Industrial	93,698,175	6,992,590	-	100,690,765
Technology	77,208,857	-	-	77,208,857

Total Common Stock	489,626,780	42,421,964	-	532,048,744

Total Equities	489,626,780	42,421,964	-	532,048,744

Total Long-Term Investments	489,626,780	42,421,964	-	532,048,744

Total Investments	$489,626,780	$42,421,964	$-	$532,048,744

Main Street Small/Mid Cap Fund
Equities
Common Stock
Basic Materials	$2,862,080	$1,636	$-	$2,863,716
Communications	4,595,922	-	-	4,595,922
Consumer, Cyclical	10,667,865	-	-	10,667,865
Consumer, Non-cyclical	14,100,069	-	-	14,100,069
Diversified	942	-	-	942
Energy	4,267,360	-	-	4,267,360
Financial	15,005,135	-	-	15,005,135
Industrial	12,677,883	5,742	-	12,683,625
Technology	8,902,803	277	-	8,903,080
Utilities	3,791,005	-	-	3,791,005

Total Common Stock	76,871,064	7,655	-	76,878,719

Total Equities	76,871,064	7,655	-	76,878,719

Rights
Consumer, Non-cyclical	-	-	3	3

Total Rights	-	-	3	3

Total Long-Term Investments	76,871,064	7,655	3	76,878,722

Total Short-Term Investments	-	1,454,815	-	1,454,815

Total Investments	$76,871,064	$1,462,470	$3	$78,333,537

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Small/Mid Cap Opportunities Fund
Equities
Common Stock
Basic Materials	$8,354,003	$4,385	$-	$8,358,388
Communications	13,525,711	-	-	13,525,711
Consumer, Cyclical	31,315,247	-	-	31,315,247
Consumer, Non-cyclical	41,430,655	-	-	41,430,655
Diversified	2,709	-	-	2,709
Energy	12,476,425	-	-	12,476,425
Financial	44,163,938	-	-	44,163,938
Industrial	37,516,695	16,684	-	37,533,379
Technology	26,189,943	692	-	26,190,635
Utilities	11,199,237	-	-	11,199,237

Total Common Stock	226,174,563	21,761	-	226,196,324

Total Equities	226,174,563	21,761	-	226,196,324

Rights
Consumer, Non-cyclical	-	-	6	6

Total Rights	-	-	6	6

Total Long-Term Investments	226,174,563	21,761	6	226,196,330

Total Short-Term Investments	-	477,463	-	477,463

Total Investments	$226,174,563	$499,224	$6	$226,673,793

Global Fund
Equities
Common Stock
Basic Materials	$-	$7,867,124	$-	$7,867,124
Communications	39,713,242	32,395,191	-	72,108,433
Consumer, Cyclical	25,835,618	26,563,062	-	52,398,680
Consumer, Non-cyclical	54,266,607	17,901,988	-	72,168,595
Diversified	-	7,592,795	-	7,592,795
Energy	4,833,655	12,478,481	-	17,312,136
Financial	18,016,019	60,532,980	-	78,548,999
Industrial	13,897,221	58,614,624	-	72,511,845
Technology	35,330,408	21,765,652	-	57,096,060
Utilities	-	3,996,816	-	3,996,816

Total Common Stock	191,892,770	249,708,713	-	441,601,483

Preferred Stock
Consumer, Cyclical	-	6,611,479	-	6,611,479

Total Preferred Stock	-	6,611,479	-	6,611,479

Total Equities	191,892,770	256,320,192	-	448,212,962

Total Mutual Funds	6,378,723	-	-	6,378,723

Total Long-Term Investments	198,271,493	256,320,192	-	454,591,685

Total Investments	$198,271,493	$256,320,192	$-	$454,591,685

Notes to Financial Statements (Unaudited) (Continued)

	Investment in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Equity Fund
Equities
Common Stock
Basic Materials	$-	$37,807,699	$-	$37,807,699
Communications	3,167,569	59,416,001	-	62,583,570
Consumer, Cyclical	12,005,873	66,262,465	-	78,268,338
Consumer, Non-cyclical	336,809	235,406,224	-	235,743,033
Diversified	-	10,005,173	-	10,005,173
Energy	-	40,882,157	-	40,882,157
Financial	3,479,868	43,981,600	-	47,461,468
Industrial	820,477	156,738,316	-	157,558,793
Technology	-	80,373,207	-	80,373,207

Total Common Stock	19,810,596	730,872,842	-	750,683,438

Convertible Preferred Stock
Energy	-	-	4,886,365	4,886,365

Total Convertible Preferred Stock	-	-	4,886,365	4,886,365

Preferred Stock
Basic Materials	10,610,613	-	-	10,610,613

Total Preferred Stock	10,610,613	-	-	10,610,613

Total Equities	30,421,209	730,872,842	4,886,365	766,180,416

Warrants
Technology	20,419	-	-	20,419

Total Warrants	20,419	-	-	20,419

Rights
Consumer, Cyclical	-	16,073	-	16,073

Total Rights	-	16,073	-	16,073

Total Long-Term Investments	30,441,628	730,888,915	4,886,365	766,216,908

Total Investments	$30,441,628	$730,888,915	$4,886,365	$766,216,908

Focused International Fund
Equities
Common Stock
Basic Materials	$-	$24,445,359	$-	$24,445,359
Communications	2,204,580	10,890,366	-	13,094,946
Consumer, Cyclical	-	3,723,038	-	3,723,038
Consumer, Non-cyclical	-	21,878,098	-	21,878,098
Diversified	-	2,080,094	-	2,080,094
Energy	2,042,458	11,606,652	-	13,649,110
Financial	-	22,067,726	-	22,067,726
Industrial	-	8,691,542	26,820	8,718,362
Technology	-	2,104,989	-	2,104,989
Utilities	-	2,229,291	-	2,229,291

Total Common Stock	4,247,038	109,717,155	26,820	113,991,013

Total Equities	4,247,038	109,717,155	26,820	113,991,013

Total Long-Term Investments	4,247,038	109,717,155	26,820	113,991,013

Total Short-Term Investments	-	2,234,120	-	2,234,120

Total Investments	$4,247,038	$111,951,275	$26,820	$116,225,133

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$8,722,843	$11,877,068	$ -	$20,599,911
Communications	4,882,535	5,023,755	-	9,906,290
Consumer, Cyclical	-	15,453,864	-	15,453,864
Consumer, Non-cyclical	3,014,810	12,746,186	-	15,760,996
Energy	6,852,637	23,391,260	-	30,243,897
Financial	8,124,145	35,444,110	-	43,568,255
Industrial	-	20,033,730	-	20,033,730
Technology	5,688,638	15,856,149	-	21,544,787

Total Common Stock	37,285,608	139,826,122	-	177,111,730

Preferred Stock
Basic Materials	8,594,845	-	-	8,594,845
Financial	-	2,237,912	-	2,237,912

Total Preferred Stock	8,594,845	2,237,912	-	10,832,757

Total Equities	45,880,453	142,064,034	-	187,944,487

Total Long-Term Investments	45,880,453	142,064,034	-	187,944,487

Total Short-Term Investments	-	2,293,337	-	2,293,337

Total Investments	$45,880,453	$144,357,371	$-	$190,237,824

The following is the aggregate value by input level as of April 30, 2011, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Credit Risk	$-	$1,132,861	$-	$1,132,861
Interest Rate Risk	-	26,157	-	26,157
Inflation-Protected and Income Fund
Swap Agreements
Interest Rate Risk	-	102,560	-	102,560
Core Bond Fund
Futures Contracts
Interest Rate Risk	1,364,413	-	-	1,364,413
Swap Agreements
Credit Risk	-	3,358,061	-	3,358,061
Interest Rate Risk	-	78,958	-	78,958
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	454,922	-	-	454,922
Swap Agreements
Credit Risk	-	624,733	-	624,733
Interest Rate Risk	-	17,735	-	17,735

Notes to Financial Statements (Unaudited) (Continued)

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
International Bond Fund
Forward Contracts
Foreign Exchange Risk	$-	$170,982	$-	$170,982
Balanced Fund
Futures Contracts
Equity Risk	352,110	-	-	352,110
Interest Rate Risk	34,695	-	-	34,695
Swap Agreements
Credit Risk	-	120,098	-	120,098
Interest Rate Risk	-	2,753	-	2,753

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund
Futures Contracts
Interest Rate Risk	$(821,026)	$-	$-	$(821,026)
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	(443,875)	-	-	(443,875)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(396,780)	-	(396,780)
Balanced Fund
Futures Contracts
Interest Rate Risk	(8,764)	-	-	(8,764)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In *		Transfers Out *
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs
Main Street Small/Mid Cap Fund	$-	$24,269	$(24,269)	$-
Small/Mid Cap Opportunities Fund	-	65,552	(65,552)	-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities being fair valued rather than receiving a price directly from a pricing service.

Notes to Financial Statements (Unaudited) (Continued)

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 10/31/10	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 4/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 4/30/11
Short-Duration Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$439,296	$-	$-	$110,704	$-	$(550,000)	$-	$-	$-	$-
Non-U.S. Government
Agency Obligations
Other ABS	865,280	-	-	244,320	-	-	-	-	1,109,600	244,320

	$1,304,576	$-	$-	$355,024	$-	$(550,000)	$-	$-	$1,109,600	$244,320

Core Bond Fund
Long-Term Investments
Equities
Preferred Stock
Financial	$998,401	$-	$-	$251,599	$-	$(1,250,000)	$-	$-	$-	$-
Bonds & Notes
Corporate Debt	1,058,688	-	(23,782)	3,976	-	(381,056)	-	-	657,826	3,976
Non-U.S. Government
Agency Obligations
Other ABS	2,704,000	-	-	763,500	-	-	-	-	3,467,500	763,500

	$4,761,089	$-	$(23,782)	$1,019,075	$-	$(1,631,056)	$-	$-	$4,125,326	$767,476

Diversified Bond Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$114,325	$-	$-	$-	$-	$-	$-	$-	$114,325	$-
Preferred Stock
Financial	599,040	-	-	150,960	-	(750,000)	-	-	-	-
Non-U.S. Government
Agency Obligations
Other ABS	635,440	-	-	179,422	-	-	-	-	814,862	179,422

	$1,348,805	$-	$-	$330,382	$-	$(750,000)	$-	$-	$929,187	$179,422

High Yield Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,402,164	$-	$-	$-	$-	$-	$-	$-	$1,402,164	$-

International Bond Fund
Long-Term Investments
Bonds & Notes
Sovereign Debt Obligations	$-	$-	$-	$45,239	$686,101	$-	$-	$-	$731,340	$45,239

Balanced Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$135,200	$-	$-	$38,175	$-	$-	$-	$-	$173,375	$38,175

Notes to Financial Statements (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/10		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*		Balance as of 4/30/11	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 4/30/11
Main Street Small/Mid Cap Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$440		$-	$(41,756)	$41,316	$-	$-	$-	$-		$-	$-
Rights
Consumer, Non-Cyclical	3		-	-	-	-	-	-	-		3	-

	$443		$-	$(41,756)	$41,316	$-	$-	$-	$-		$3	$-

Small/Mid Cap Opportunities Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,663		$-	$(157,890)	$156,227	$-	$-	$-	$-		$-	$-
Rights
Consumer, Non-Cyclical	6		-	-	-	-	-	-	-		6	-

	$1,669		$-	$(157,890)	$156,227	$-	$-	$-	$-		$6	$-

Global Fund
Long-Term Investments
Equities
Common Stock
Consumer, Non-Cyclical	$-	***	$-	$-	$-	$-	$-	$-	$-	**	$-	$-

International Equity Fund
Long-Term Investments
Equities
Common Stock
Consumer, Non-Cyclical	$-	***	$-	$-	$-	$-	$-	$-	$-	**	$-	$-
Convertible Preferred Stock
Energy	4,886,365		-	-	-	-	-	-	-		4,886,365	-

	$4,886,365		$-	$-	$-	$-	$-	$-	$-		$4,886,365	$-

Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$16,798		$-	$(179)	$228	$26,339	$(16,366)	$-	$-		$26,820	$481

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as a result of securities receiving a price directly from a pricing service rather than being fair valued.
***	Represents security at $0 value as of October 31, 2010.

Notes to Financial Statements (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives during the period ended April 30, 2011, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Disciplined Value Fund	Enhanced Index Core Equity Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management					A
Directional Exposures to Currencies					A

Futures Contracts**
Hedging/Risk Management			A	A		A
Duration/Credit Quality Management			A	A		A
Substitution for Direct Investment			A	A		A

Interest Rate Swaps***
Hedging/Risk Management	A		A	A		A
Substitution for Direct Investment	A		A	A		A

Total Return Swaps****
Hedging/Risk Management		A
Market Access		A
Substitution for Direct Investment		A
Duration/Credit Quality Management		A

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A		A	A		A
Duration/Credit Quality Management	A		A	A		A
Substitution for Direct Investment	A		A	A		A

Rights and Warrants
Result of a Corporate Action						A	A	A

Notes to Financial Statements (Unaudited) (Continued)

Type of Derivative and Objective for Use	Disciplined Growth Fund	Main Street Small/ Mid Cap Fund	Small/Mid Cap Opportunities Fund	Global Fund	International Equity Fund	Focused International Fund	Strategic Emerging Markets Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management
Directional Exposures to Currencies

Futures Contracts**
Hedging/Risk Management
Duration/Credit Quality Management
Substitution for Direct Investment

Interest Rate Swaps***
Hedging/Risk Management
Substitution for Direct Investment

Total Return Swaps****
Hedging/Risk Management
Market Access
Substitution for Direct Investment
Duration/Credit Quality Management

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management
Duration/Credit Quality Management
Substitution for Direct Investment

Rights and Warrants
Result of a Corporate Action	A	A	A	A	A	A	A
*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

Notes to Financial Statements (Unaudited) (Continued)

At April 30, 2011, and during the period then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements*	$1,132,861	$-	$-	$26,157	$1,159,018

Realized Gain (Loss)#
Swap Agreements	$(169,541)	$-	$-	$(602,710)	$(772,251)

Change in Appreciation (Depreciation)##
Swap Agreements	$(32,665)	$-	$-	$672,831	$640,166

Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$29,632,448	$-	$-	$22,221,133	$51,853,581

Inflation-Protected and Income Fund
Asset Derivatives
Swap Agreements*	$-	$-	$-	$102,560	$102,560

Realized Gain (Loss)#
Swap Agreements	$-	$-	$-	$168,546	$168,546

Change in Appreciation (Depreciation)##
Swap Agreements	$-	$-	$-	$102,560	$102,560

Number of Contracts, Notional Amounts or Shares/Units†
Swap Agreements	$-	$-	$-	$13,000,000	$13,000,000

Core Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$1,364,413	$1,364,413
Swap Agreements*	3,358,061	-	-	78,958	3,437,019

Total Value	$3,358,061	$-	$-	$1,443,371	$4,801,432

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(821,026)	$(821,026)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(744,239)	$(744,239)
Swap Agreements	(505,909)	-	-	(1,132,120)	(1,638,029)

Total Realized Gain (Loss)	$(505,909)	$-	$-	$(1,876,359)	$(2,382,268)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$543,387	$543,387
Swap Agreements	(105,795)	-	-	1,295,326	1,189,531

Total Change in Appreciation (Depreciation)	$(105,795)	$-	$-	$1,838,713	$1,732,918

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	899	899
Swap Agreements	$91,641,955	$-	$-	$60,172,800	$151,814,755

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Diversified Bond Fund
Asset Derivatives
Futures Contracts^^	$-	$-	$-	$454,922	$454,922
Swap Agreements*	624,733	-	-	17,735	642,468

Total Value	$624,733	$-	$-	$472,657	$1,097,390

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(443,875)	$(443,875)

Realized Gain (Loss)#
Futures Contracts	$-	$-	$-	$(229,053)	$(229,053)
Swap Agreements	(96,833)	-	-	(410,997)	(507,830)

Total Realized Gain (Loss)	$(96,833)	$-	$-	$(640,050)	$(736,883)

Change in Appreciation (Depreciation)##
Futures Contracts	$-	$-	$-	$(88,931)	$(88,931)
Swap Agreements	(17,500)	-	-	489,924	472,424

Total Change in Appreciation (Depreciation)	$(17,500)	$-	$-	$400,993	$383,493

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	435	435
Swap Agreements	$19,491,880	$-	$-	$15,368,820	$34,860,700

International Bond Fund
Asset Derivatives
Forward Contracts*	$-	$-	$170,982	$-	$170,982

Liability Derivatives
Forward Contracts^	$-	$-	$(396,780)	$-	$(396,780)

Realized Gain (Loss)#
Forward Contracts	$-	$-	$(347,467)	$-	$(347,467)

Change in Appreciation (Depreciation)##
Forward Contracts	$-	$-	$(176,446)	$-	$(176,446)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$13,111,732	$-	$13,111,732

Balanced Fund
Asset Derivatives
Futures Contracts^^	$-	$352,110	$-	$34,695	$386,805
Swap Agreements*	120,098	-	-	2,753	122,851

Total Value	$120,098	$352,110	$-	$37,448	$509,656

Liability Derivatives
Futures Contracts^^	$-	$-	$-	$(8,764)	$(8,764)

Realized Gain (Loss)#
Future Contracts	$-	$1,529,090	$-	$(14,455)	$1,514,635
Swap Agreements	(15,771)	-	-	(43,055)	(58,826)
Warrants	-	(817)	-	-	(817)

Total Realized Gain (Loss)	$(15,771)	$1,528,273	$-	$(57,510)	$1,454,992

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund (Continued)
Change in Appreciation (Depreciation)##
Future Contracts	$-	$(400,137)	$-	$25,931	$(374,206)
Swap Agreements	(4,484)	-	-	44,360	39,876

Total Change in Appreciation (Depreciation)	$(4,484)	$(400,137)	$-	$70,291	$(334,330)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	93	-	24	117
Swap Agreements	$3,293,789	$-	$-	$2,090,780	$5,384,569
Warrants	-	166	-	-	166

Disciplined Value Fund
Asset Derivatives
Rights*	$-	$2,232	$-	$-	$2,232

Realized Gain (Loss)#
Warrants	$-	$(2,368)	$-	$-	$(2,368)

Change in Appreciation (Depreciation)##
Rights	$-	$113	$-	$-	$113

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	900	-	-	900
Warrants	-	482	-	-	482

Enhanced Index Core Equity Fund
Realized Gain (Loss)#
Warrants	$-	$(267)	$-	$-	$(267)

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	54	-	-	54

Disciplined Growth Fund
Asset Derivatives
Rights*	$-	$12,648	$-	$-	$12,648

Change in Appreciation (Depreciation)##
Rights	$-	$642	$-	$-	$642

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	5,100	-	-	5,100

Main Street Small/Mid Cap Fund
Asset Derivatives
Rights*	$-	$3	$-	$-	$3

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	300	-	-	300

Notes to Financial Statements (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Small/Mid Cap Opportunities Fund
Asset Derivatives
Rights*	$-	$6	$-	$-	$6

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	600	-	-	600

Global Fund
Realized Gain (Loss)#
Rights	$-	$(14,365)	$-	$-	$(14,365)

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	70,725	-	-	70,725

International Equity Fund
Asset Derivatives
Rights*	$-	$16,073	$-	$-	$16,073
Warrants*	-	20,419	-	-	20,419

Total Value	$-	$36,492	$-	$-	$36,492

Change in Appreciation (Depreciation)##
Rights	$-	$16,073	$-	$-	$16,073
Warrants	-	20,419	-	-	20,419

Total Change in Appreciation (Depreciation)	$-	$36,492	$-	$-	$36,492

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	11,647,419	-	-	11,647,419
Warrants	-	4,366,238	-	-	4,366,238

Focused International Fund
Realized Gain (Loss)#
Rights	$-	$12	$-	$-	$12

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	63	-	-	63

Strategic Emerging Markets Fund
Realized Gain (Loss)#
Rights	$-	$22	$-	$-	$22

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	483,298	-	-	483,298

*	Statements of Assets and Liabilities location: Investments, at value, Receivables from: open forward foreign currency contracts or open swap agreements, at value, as applicable.
^	Statements of Assets and Liabilities location: Payables for: open forward foreign currency contracts.
^^	Cumulative appreciation (depreciation) on futures contracts is reported in “Futures Contracts” below. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (Continued)

#	Statements of Operations location: Amounts are included in net realized gain (loss) on: investment transactions, futures contracts, swap agreements, or foreign currency transactions, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on: investment transactions, futures contracts, swap agreements, or translation of assets and liabilities in foreign currencies, as applicable.
†	Amount(s) disclosed represent average number of contracts, notional amounts, or shares/units outstanding, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the period ended April 30, 2011.

The Main Street Small/Mid Cap Fund and Small/Mid Cap Opportunities Fund had no change in appreciation (depreciation) on rights and the International Equity Fund had no realized gain (loss) on rights and warrants during the period ended April 30, 2011.

Further details regarding the derivatives and other investments held by the Funds during the period ended April 30, 2011, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

Notes to Financial Statements (Unaudited) (Continued)

The Fund(s) listed in the following table had open forward foreign currency contracts at April 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
	Barclays Bank PLC	325,000	Canadian Dollar	6/15/11	$329,678	$343,150	$13,472
	Barclays Bank PLC	43,000,000	Japanese Yen	5/18/11	531,505	530,138	(1,367)

					861,183	873,288	12,105

	Citibank N.A.	870,000	Singapore Dollar	6/01/11	685,845	710,745	24,900

	Credit Suisse Securities LLC London	25,000,000	Japanese Yen	5/18/11	302,700	308,220	5,520

	JP Morgan Chase Bank	390,000,000	Japanese Yen	5/18/11	4,681,142	4,808,232	127,090

					$6,530,870	$6,700,485	$169,615

SELLS
	Barclays Bank PLC	300,000	Australian Dollar	6/15/11	$292,291	$327,048	$(34,757)
	Barclays Bank PLC	9,500,000	Mexican Peso	6/15/11	782,767	822,039	(39,272)
	Barclays Bank PLC	3,500,000	South African Rand	5/19/11	520,893	532,025	(11,132)

					1,595,951	1,681,112	(85,161)

	Citibank N.A.	1,080,000	Australian Dollar	6/15/11	1,076,520	1,177,373	(100,853)
	Citibank N.A.	55,000	British Pound	6/15/11	88,740	91,820	(3,080)
	Citibank N.A.	4,950,000	Mexican Peso	6/15/11	409,423	428,325	(18,902)

					1,574,683	1,697,518	(122,835)

	Credit Suisse Securities LLC London	210,000	Euro	5/24/11	285,953	310,862	(24,909)
	Credit Suisse Securities LLC London	6,300,000	Japanese Yen	5/18/11	76,563	77,672	(1,109)

					362,516	388,534	(26,018)

	JP Morgan Chase Bank	1,570,000	Canadian Dollar	6/15/11	1,610,858	1,657,675	(46,817)

	UBS AG London	825,000	Euro	5/24/11	1,127,115	1,221,244	(94,129)
	UBS AG London	2,850,000	Swedish Krona	6/01/11	450,492	470,945	(20,453)

					1,577,607	1,692,189	(114,582)

					$6,721,615	$7,117,028	$(395,413)

Futures Contracts

A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the

Notes to Financial Statements (Unaudited) (Continued)

contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at April 30, 2011:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Core Bond Fund
BUYS
644	U.S. Treasury Note 2 Year	6/30/11	$141,116,500	$836,806
263	U.S. Treasury Note 5 Year	6/30/11	31,157,281	527,607

				$1,364,413

SELLS
258	U.S. Treasury Bond 30 Year	6/21/11	$31,572,750	$(531,576)
185	U.S. Treasury Note 10 Year	6/21/11	22,411,016	(289,450)

				$(821,026)

Diversified Bond Fund
BUYS
113	U.S. Treasury Note 2 Year	6/30/11	$24,761,125	$142,250
138	U.S. Treasury Note 5 Year	6/30/11	16,348,687	312,672

				$454,922

SELLS
50	U.S. Treasury Bond 30 Year	6/21/11	$6,118,750	$(155,469)
130	U.S. Treasury Note 10 Year	6/21/11	15,748,281	(260,516)
6	Ultra Long U.S. Treasury Bond	6/21/11	755,250	(27,890)

				$(443,875)

Balanced Fund
BUYS
38	MSCI EAFE E Mini Index	6/17/11	$3,414,680	$246,735
30	S&P 500 E Mini Index	6/17/11	2,039,550	105,375
24	U.S. Treasury Note 2 Year	6/30/11	5,259,000	31,087
5	U.S. Treasury Note 5 Year	6/30/11	592,344	3,608

				$386,805

SELLS
6	U.S. Treasury Bond 30 Year	6/21/11	$734,250	$(7,941)
2	U.S. Treasury Note 10 Year	6/21/11	242,281	(823)

				$(8,764)

Notes to Financial Statements (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If a Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

During the period when a credit default swap is open, the transaction is marked to market in accordance with the terms of the agreement. Changes in the values of credit default swap agreements are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on

Notes to Financial Statements (Unaudited) (Continued)

changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.

The Fund(s) listed in the following table had open swap agreements at April 30, 2011. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps
1,750,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(41,869)	$84,219	$42,350
6,575,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(251,822)	526,000	274,178

							(293,691)	610,219	316,528

325,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(1,169)	6,019	4,850
600,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	1,118	35,571	36,689
600,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	(1,399)	38,088	36,689
600,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	(4,965)	41,653	36,688

							(6,415)	121,331	114,916

469,483	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	(6,059)	48,124	42,065

1,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(113,700)	150,000	36,300
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(369,705)	493,125	123,420
1,075,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(43,860)	69,875	26,015
2,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(46,600)	95,000	48,400

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund* (continued)
Credit Default Swaps (continued)
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$(59,758)	$99,688	$39,930
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(50,820)	119,625	68,805
1,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(50,820)	119,625	68,805
3,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(101,640)	239,250	137,610

							(836,903)	1,386,188	549,285

600,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	(1,399)	38,088	36,689
1,200,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	1,719	71,659	73,378

							320	109,747	110,067

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
16,150,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if positive]	$26,157	$-	$26,157

Inflation-Protected and Income Fund
Total Return Swaps
6,000,000	USD	5/01/11	Barclays Bank PLC	1-Month USD-LIBOR-BBA+0.11%	Barclays U.S. Government Inflation-Linked Index	$102,560	$-	$102,560
6,000,000	USD	6/01/11	Barclays Bank PLC	1-Month USD-LIBOR-BBA+0.11%	Barclays U.S. Government Inflation-Linked Index	-	-	-

						102,560	-	102,560

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund**
Credit Default Swaps
5,100,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(122,016)	$245,437	$123,421
19,300,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(739,190)	1,544,000	804,810

							(861,206)	1,789,437	928,231

1,100,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(3,958)	20,371	16,413
1,625,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	3,028	96,337	99,365
1,500,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	(3,498)	95,220	91,722
1,625,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	(13,446)	112,812	99,366

							(17,874)	324,740	306,866

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund** (continued)
Credit Default Swaps (continued)
4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	$88,556	$-	$88,556
1,444,564	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	(18,642)	148,075	129,433

							69,914	148,075	217,989

17,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(1,232,350)	1,643,750	411,400
5,000,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(379,000)	500,000	121,000
2,500,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(102,000)	162,500	60,500
4,175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(97,278)	198,313	101,035
5,100,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(184,705)	308,125	123,420
4,825,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(148,610)	349,813	201,203
4,825,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(148,610)	349,813	201,203
9,650,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(297,220)	699,625	402,405

							(2,589,773)	4,211,939	1,622,166

1,625,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	(3,789)	103,155	99,366
3,000,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	4,296	179,147	183,443

							507	282,302	282,809

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
48,750,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if positive]	$78,958	$-	$78,958

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund***
Credit Default Swaps
1,200,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(28,710)	$57,750	$29,040
3,500,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(134,050)	280,000	145,950

							(162,760)	337,750	174,990

300,000	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(1,079)	5,556	4,477
150,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	279	8,893	9,172
150,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	(350)	9,522	9,172
150,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	(1,241)	10,413	9,172

							(2,391)	34,384	31,993

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Diversified Bond Fund*** (continued)
Credit Default Swaps (continued)
1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	$24,782	$-	$24,782
328,638	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	(4,241)	33,687	29,446

							20,541	33,687	54,228

4,420,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(320,411)	427,375	106,964
1,300,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(98,540)	130,000	31,460
440,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(17,952)	28,600	10,648
575,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(13,397)	27,313	13,916
1,250,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(45,271)	75,521	30,250
875,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(26,950)	63,437	36,487
875,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(26,950)	63,437	36,487
1,725,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(53,130)	125,063	71,933

							(602,601)	940,746	338,145

140,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	(326)	8,887	8,561
275,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	394	16,422	16,816

							68	25,309	25,377

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
10,950,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if positive]	$17,735	$-	$17,735

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund
Credit Default Swaps
175,000	USD	10/12/52	Bank of America N.A.	Buy	(0.100)%	CMBX.NA.AAA.1	$(4,187)	$8,422	$4,235
675,000	USD	10/12/52	Bank of America N.A.	Buy	(0.500)%	CMBX.NA.AM.1	(25,852)	54,000	28,148

							(30,039)	62,422	32,383

37,500	USD	6/20/14	Barclays Bank PLC	Buy	(1.000)%	Centex Corp.	(135)	695	560
50,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	93	2,964	3,057
50,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	(116)	3,174	3,058
50,000	USD	6/20/16	Barclays Bank PLC	Buy	(1.000)%	Kingdom of Spain	(414)	3,471	3,057

							(572)	10,304	9,732

Notes to Financial Statements (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund (Continued)
Credit Default Swaps (Continued)
180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	$3,965	$-	$3,965
50,560	USD	7/25/45	Credit Suisse Securities LLC	Buy	(0.180)%	ABX.HE.AAA.06-1	(652)	5,182	4,530

							3,313	5,182	8,495

646,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(46,829)	62,462	15,633
190,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(14,402)	19,000	4,598
75,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(3,060)	4,875	1,815
125,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(2,913)	5,938	3,025
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(6,338)	10,573	4,235
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(5,390)	12,687	7,297
175,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(5,390)	12,687	7,297
335,000	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.500)%	CMBX.NA.AM.1	(10,318)	24,288	13,970

							(94,640)	152,510	57,870

65,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	(152)	4,126	3,974
125,000	USD	6/20/16	JP Morgan Chase Bank	Buy	(1.000)%	Kingdom of Spain	179	7,465	7,644

							27	11,591	11,618

Notional Amount	Currency	Expiration Date	Counterparty	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
1,700,000	USD	6/14/11	Goldman Sachs & Co.	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if negative]	Absolute value of [(USD-CMM30-FNMA rate - USD-10Y CMS rate + 0.568)% if positive]	$2,753	$-	$2,753

*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $570,000 in cash at April 30, 2011.
**	Collateral for swap agreements received from Barclays Bank PLC and JP Morgan Chase Bank amounted to $30,004 and $290,000 in cash, respectively; and collateral for swap agreements received from Goldman Sachs & Co. amounted to $1,627,180 in securities at April 30, 2011.
***	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $460,000 in cash at April 30, 2011.

USD	U.S. Dollar

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater

Notes to Financial Statements (Unaudited) (Continued)

current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration.

Notes to Financial Statements (Unaudited) (Continued)

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

A Fund may invest in rights and warrants to purchase securities. Rights or warrants generally give the holder the right to receive, upon exercise, a security at a stated price. Funds typically use rights and warrants in a manner similar to their use of options on securities, as described above. Risks associated with the use of rights or warrants are generally similar to risks associated with the use of options.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions

A Fund may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although a Fund does not typically pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, or forward commitment transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

A Fund that engages in a dollar roll forgoes principal and interest paid on the sold securities during the roll period, but is compensated by the difference between the current sales price and the lower forward price for the future purchase. In addition, a Fund may benefit by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in a Fund’s portfolio. Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, the counterparty or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. A Fund’s use of the transaction proceeds may be restricted pending such decision. It is possible that the Fund will incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income.

The Short-Duration Bond Fund, Core Bond Fund, Diversified Bond Fund, and Balanced Fund had dollar roll transactions during the period ended April 30, 2011, which were accounted for as purchase and sale transactions.

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. Treasury inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation, and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty

Notes to Financial Statements (Unaudited) (Continued)

to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at April 30, 2011:

Description	Value
Inflation-Protected and Income Fund
Agreement with Barclays Bank, dated 3/10/11, 0.200%, to be repurchased on demand until 6/10/11 at value plus accrued interest.	$14,191,250
Agreement with Barclays Bank, dated 4/21/11, 0.150%, to be repurchased on demand until 7/22/11 at value plus accrued interest.	5,522,125
Agreement with Daiwa Securities, dated 4/26/11, 0.170%, to be repurchased on demand until 7/28/11 at value plus accrued interest.	24,287,500
Agreement with Deutsche Bank, dated 4/6/11, 0.170%, to be repurchased on demand until 7/12/11 at value plus accrued interest.	25,430,000
Agreement with Goldman Sachs, dated 3/16/11, 0.210%, to be repurchased on demand until 6/16/11 at value plus accrued interest.	52,426,000
Agreement with HSBC Finance Corp., dated 2/10/11, 0.200%, to be repurchased on demand until 5/11/11 at value plus accrued interest.	10,580,312
Agreement with HSBC Finance Corp., dated 3/10/11, 0.190%, to be repurchased on demand until 6/8/11 at value plus accrued interest.	20,302,500
Agreement with HSBC Finance Corp., dated 3/22/11, 0.190%, to be repurchased on demand until 6/21/11 at value plus accrued interest.	2,819,925
Agreement with HSBC Finance Corp., dated 4/14/11, 0.140%, to be repurchased on demand until 7/14/11 at value plus accrued interest.	12,791,625
Agreement with HSBC Finance Corp., dated 4/20/11, 0.150%, to be repurchased on demand until 7/21/11 at value plus accrued interest.	1,704,375
Agreement with HSBC Finance Corp., dated 4/5/11, 0.140%, to be repurchased on demand until 7/12/11 at value plus accrued interest.	6,125,000
Agreement with HSBC Finance Corp., dated 4/5/11, 0.150%, to be repurchased on demand until 7/12/11 at value plus accrued interest.	4,455,000
Agreement with Morgan Stanley, dated 2/10/11, 0.250%, to be repurchased on demand until 5/12/11 at value plus accrued interest.	24,555,882
Agreement with Morgan Stanley, dated 2/24/11, 0.250%, to be repurchased on demand until 5/26/11 at value plus accrued interest.	22,403,494
Agreement with Morgan Stanley, dated 4/21/11, 0.180%, to be repurchased on demand until 7/20/11 at value plus accrued interest.	13,067,000

$240,661,988

Average balance outstanding	$107,097,874
Average interest rate	0.25%
Maximum balance outstanding	$240,661,988
Weighted average maturity	57 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Notes to Financial Statements (Unaudited) (Continued)

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income, unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Notes to Financial Statements (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3.	Management Fees and Other Transactions

Investment Management Fees

Under agreements between Massachusetts Mutual Life Insurance Company (“MassMutual”) and the Trust on behalf of each Fund, MassMutual is responsible for providing investment management services for each Fund. In return for these services, MassMutual receives advisory fees, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.35%
Short-Duration Bond Fund	0.40%
Inflation-Protected and Income Fund	0.48%
Core Bond Fund	0.48% of the first $1.5 billion,
0.43% of any excess over $1.5 billion
Diversified Bond Fund	0.50%
High Yield Fund	0.50%
International Bond Fund	0.60%
Balanced Fund	0.48%
Value Fund	0.50%
Disciplined Value Fund	0.50%
Enhanced Index Core Equity Fund	0.50%
Main Street Fund	0.65%
Capital Appreciation Fund	0.65%
Disciplined Growth Fund	0.50%
Discovery Value Fund	0.80%
Main Street Small/Mid Cap Fund	0.58%
Small/Mid Cap Opportunities Fund	0.58%
Global Fund	0.80%
International Equity Fund	0.85% of the first $1.25 billion,
0.80% of any excess over $1.25 billion
Focused International Fund	0.90%
Strategic Emerging Markets Fund	1.05%

MassMutual has entered into investment subadvisory agreements with Babson Capital Management LLC (“Babson Capital”), a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Babson Capital manage the investment and reinvestment of assets of these Funds. Babson Capital receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Money Market Fund	0.05%
Short-Duration Bond Fund	0.08%

Notes to Financial Statements (Unaudited) (Continued)

Inflation-Protected and Income Fund	0.08%
Core Bond Fund	0.10%
Diversified Bond Fund	0.10%
High Yield Fund	0.20%
Balanced Fund: fixed income portion	0.09%
Balanced Fund: equity portion*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million
Disciplined Value Fund*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million
Enhanced Index Core Equity Fund*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million
Disciplined Growth Fund*	0.30% of the first $50 million,
0.25% of the next $50 million,
0.20% of any excess over $100 million

*	Subadvisory fee based on Aggregate Assets. For purposes of these subadvisory agreements, “Aggregate Assets” means the aggregate of (i) the average daily net assets of the Fund determined at the close of the New York Stock Exchange on each day that the Exchange is open for trading, and (ii) the average daily net assets of certain other funds or accounts of MassMutual or its affiliates, including other funds registered under the 1940 Act, for which Babson Capital provides investment advisory services, as agreed upon from time to time by MassMutual and Babson Capital, determined at the close of the Exchange on each day that the Exchange is open for trading.

In addition, Cornerstone Real Estate Advisers LLC (“Cornerstone”) serves as sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, High Yield Fund, and Balanced Fund and is primarily responsible for managing each Fund’s commercial mortgage backed securities. Cornerstone is a wholly owned subsidiary of Babson Capital. The appointment of Cornerstone as a sub-subadviser to each Fund does not relieve Babson Capital of any obligation or liability to any of the Funds that it would otherwise have pursuant to investment subadvisory agreements between MassMutual and Babson Capital with respect to each Fund, and any and all acts and omissions of Cornerstone in respect of any Fund shall be considered the acts and omissions of Babson Capital.

MassMutual has entered into investment subadvisory agreements with its indirect subsidiary OppenheimerFunds, Inc. (“OFI”) on behalf of certain Funds. These agreements provide that OFI manage the investment and reinvestment of the assets of these Funds. OFI receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Capital Appreciation Fund	0.42% of the first $700 million,
0.25% of any excess over $700 million
Global Fund	0.50% of the first $750 million,
0.28% of the next $50 million,
0.25% of any excess over $800 million

MassMutual has entered into investment subadvisory agreements with OFI Institutional Asset Management, Inc. (“OFI Institutional”), a wholly-owned subsidiary of OFI, on behalf of certain Funds. These agreements provide that OFI Institutional manage the investment and reinvestment of the assets of these Funds. OFI Institutional receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

Value Fund	0.23%
Main Street Fund	0.33% of the first $1 billion,
0.30% of any excess over $1 billion
Discovery Value Fund	0.40%
Main Street Small/Mid Cap Fund	0.40%
Small/Mid Cap Opportunities Fund	0.40% of the first $1 billion,
0.30% of any excess over $1 billion

Notes to Financial Statements (Unaudited) (Continued)

International Equity Fund	0.50% of the first $250 million,
0.475% of the next $250 million,
0.425% of the next $500 million,
0.40% of the next $500 million,
0.375% of any excess over $1.5 billion

MassMutual has entered into investment subadvisory agreements with its indirect subsidiary Baring International Investment Limited (“Baring”) on behalf of certain Funds. These agreements provide that Baring manage the investment and reinvestment of the assets of these Funds. Baring receives a subadvisory fee from MassMutual, based upon each Fund’s average daily net assets, at the following annual rates:

International Bond Fund	0.30%
Focused International Fund	0.55%
Strategic Emerging Markets Fund	0.65%

The Funds’ subadvisory fees are paid by MassMutual out of the management fees previously disclosed above.

Administration Fees

Under separate administrative and shareholder services agreements between each Fund and MassMutual, MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual received an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class A	Class L	Class Y	Class S	Class N	Class Z
Money Market Fund	0.3266%	N/A	0.1766%	0.0766%	N/A	N/A
Short-Duration Bond Fund**,†	0.3889%	0.3889%	0.3089%	0.2589%	0.4389%	0.0700%
Inflation-Protected and Income Fund*	0.3108%	0.4108%	0.2608%	0.1608%	0.3608%	0.0500%
Core Bond Fund**,†	0.3851%	0.3851%	0.3151%	0.2651%	0.4551%	0.0600%
Diversified Bond Fund**,†	0.3860%	0.3960%	0.3860%	0.3360%	0.4360%	0.0700%
High Yield Fund*	0.4443%	0.4443%	0.2943%	0.2443%	0.4943%	0.0400%
International Bond Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A	N/A
Balanced Fund	0.3968%	0.3968%	0.2468%	0.0868%	N/A	N/A
Value Fund	0.3158%	0.2758%	0.1658%	0.0658%	0.3758%	N/A
Disciplined Value Fund	0.3085%	0.3085%	0.1585%	0.0585%	0.3685%	N/A
Enhanced Index Core Equity Fund	0.2663%	0.2663%	0.1163%	0.0663%	0.3163%	N/A
Main Street Fund	0.3100%	0.3100%	0.1600%	0.1100%	0.3600%	N/A
Capital Appreciation Fund	0.3000%	0.3000%	0.1500%	0.1000%	0.3500%	N/A
Disciplined Growth Fund	0.2144%	0.2144%	0.0644%	0.0144%	N/A	N/A
Discovery Value Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%	N/A
Main Street Small/Mid Cap Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.3500%	N/A
Small/Mid Cap Opportunities Fund	0.2971%	0.2971%	0.1971%	0.0971%	N/A	N/A
Global Fund	0.3600%	0.3600%	0.2100%	0.1800%	0.4100%	N/A
International Equity Fund	0.3192%	0.3192%	0.1692%	0.1392%	N/A	N/A
Focused International Fund†	0.4000%	0.4000%	0.2500%	0.1500%	0.5500%	0.0600%
Strategic Emerging Markets Fund*	0.4500%	0.4500%	0.3000%	0.2000%	N/A	0.0400%

*	Prior to March 1, 2011, the administration fees per share class were as follows:

	Class A	Class L	Class Y	Class S	Class N	Class Z
Inflation-Protected and Income Fund	0.2808%	0.2808%	0.1308%	0.0308%	0.3308%	N/A
High Yield Fund	0.3443%	0.3443%	0.1943%	0.1443%	0.3943%	N/A
Strategic Emerging Markets Fund	0.3000%	0.3000%	0.1500%	0.0500%	N/A	N/A

Notes to Financial Statements (Unaudited) (Continued)

**	From December 3, 2010 to February 28, 2011, the administration fees per share class were as follows:

	Class A	Class L	Class Y	Class S	Class N	Class Z
Short-Duration Bond Fund	0.3489%	0.3489%	0.2689%	0.2189%	0.3989%	0.0700%
Core Bond Fund	0.3351%	0.3351%	0.2651%	0.2151%	0.4051%	0.0600%
Diversified Bond Fund	0.3360%	0.3460%	0.3360%	0.2860%	0.3860%	0.0700%

†	Prior to December 3, 2010, the administration fees per share class were as follows:

	Class A	Class L	Class Y	Class S	Class N	Class Z
Short-Duration Bond Fund	0.3189%	0.3189%	0.1689%	0.1189%	0.3689%	N/A
Core Bond Fund	0.2851%	0.2851%	0.1351%	0.0851%	0.3551%	N/A
Diversified Bond Fund	0.3660%	0.3760%	0.2160%	0.1660%	0.4160%	N/A
Focused International Fund	0.3000%	0.3000%	0.1500%	0.0500%	0.4500%	N/A

Distribution and Service Fees

MML Distributors, LLC (the “Distributor”) acts as distributor to each Fund. Pursuant to separate 12b-1 Plans adopted by the Funds, Class A shares of each Fund pay an annual fee of 0.25% of the average daily net asset value of Class A shares to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Class A shares of the Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class A shareholders. Pursuant to separate 12b-1 Plans adopted by the Funds, Class N shares of each Fund pay an annual fee of 0.50% of the average daily net asset value of Class N shares as follows: 0.25% of the average daily net asset value of Class N shares to the Distributor for services provided and expenses incurred by it in connection with the distribution of Class N shares of the Fund; and 0.25% of the average daily net asset value of Class N shares to MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Class N shareholders. The Distribution fee may be spent by the Distributor on any activities or expenses primarily intended to result in the sale of Class A or Class N shares of the Fund. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A or Class N shareholders of a Fund and/or maintenance of Class A or Class N shareholder accounts. The Distributor is a majority-owned subsidiary of MassMutual. In addition, OppenheimerFunds Distributor, Inc. (the “Sub-Distributor”) acts as a sub-distributor to each Fund. The Sub-Distributor is an affiliate of the Distributor and an indirect majority-owned subsidiary of MassMutual.

Expense Caps and Waivers

MassMutual agreed to cap the fees and expenses of the Funds noted below (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses#, or other non-recurring or unusual expenses such as, for example, organizational expenses and shareholder meeting expenses) based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class A	Class L	Class Y	Class S	Class N	Class Z
International Bond Fund*	1.2000%	0.9500%	0.8000%	0.7500%	N/A	N/A
Enhanced Index Core Equity Fund*	1.0900%	0.8400%	0.6900%	0.5900%	1.4000%	N/A
Main Street Fund*	1.1600%	0.9100%	0.7600%	0.7100%	1.4600%	N/A
Capital Appreciation Fund*	1.0900%	0.9700%	0.8200%	0.7100%	1.4600%	N/A
Discovery Value Fund*	1.4000%	1.1500%	1.0000%	0.9300%	1.7000%	N/A
Main Street Small/Mid Cap Fund*	1.1400%	0.8900%	0.7900%	0.6900%	1.4900%	N/A
Small/Mid Cap Opportunities Fund*	1.1400%	0.8900%	0.7900%	0.6900%	N/A	N/A
Global Fund*	1.4300%	1.1400%	1.0300%	0.8900%	1.5200%	N/A
Strategic Emerging Markets Fund*	1.6500%	1.4000%	1.2500%	1.1500%	N/A	0.9900%

#	Acquired Fund fees and expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
*	Expense caps in effect through February 29, 2012.

Notes to Financial Statements (Unaudited) (Continued)

For the Money Market Fund, MassMutual has agreed to voluntarily waive some or all of its fees in an attempt to allow each class of the Fund to avoid a negative yield. There is no guarantee that a class of the Fund will be able to avoid a negative yield. Payments made to intermediaries will be unaffected. MassMutual may amend or discontinue this waiver at any time without advance notice.

For the period December 3, 2010 through February 28, 2011, MassMutual agreed to waive 0.10% of the management fee for each class of the Short-Duration Bond Fund, 0.13% of the management fee for each class of the Core Bond Fund, and 0.12% of the management fee for each class of the Diversified Bond Fund. Effective March 1, 2011, MassMutual has agreed to waive, through February 29, 2012, 0.14% of the management fee for each class of the Short-Duration Bond Fund, 0.13% of the management fee for each class of the Inflation-Protection and Income Fund, 0.18% of the management fee for each class of the Core Bond Fund, 0.17% of the management fee for each class of the Diversified Bond Fund, 0.10% of the management fee for each class of the High Yield Fund and Focused International Fund, and 0.15% of the management fee for each class of the Strategic Emerging Markets Fund based upon each class’s average daily net assets.

For the period November 1, 2010 through December 2, 2011, MassMutual agreed to waive administration fees for Classes A, L, and N, as follows: 0.07% for the Short-Duration Bond Fund, 0.08% for the Core Bond Fund, and 0.15% for the Diversified Bond Fund. For the period November 1, 2010 through February 28, 2011, MassMutual agreed to waive 0.10% of the administration fees for Classes A and N of the Inflation-Protected and Income Fund. MassMutual has agreed to waive, through February 29, 2012, 0.22% of the administration fees for Class A of the Money Market Fund, and 0.02% of the administration fees for Classes A, L, Y, and S of the Balanced Fund.

Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.

Deferred Compensation

Trustees of the Funds who are not employees of MassMutual or its subsidiaries may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest and shall be recorded on the Funds’ books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Other

Certain officers and trustees of the Funds are also employees of MassMutual. The compensation of each trustee who is not an employee of MassMutual is borne by the Funds.

The following table shows beneficial ownership of Funds’ shares by affiliated parties at April 30, 2011:

Total% of Ownership by Related Party
Money Market Fund	77.1%
Short-Duration Bond Fund	94.7%
Inflation-Protected and Income Fund	93.0%
Core Bond Fund	90.7%
Diversified Bond Fund	86.3%
High Yield Fund	83.5%
International Bond Fund	98.7%
Balanced Fund	93.8%
Value Fund	97.4%
Disciplined Value Fund	90.5%
Enhanced Index Core Equity Fund	82.2%
Main Street Fund	97.3%
Capital Appreciation Fund	95.4%

Notes to Financial Statements (Unaudited) (Continued)

Total% of Ownership by Related Party
Disciplined Growth Fund	88.1%
Discovery Value Fund	85.2%
Main Street Small/Mid Cap Fund	96.6%
Small/Mid Cap Opportunities Fund	98.0%
Global Fund	96.2%
International Equity Fund	96.6%
Focused International Fund	72.3%
Strategic Emerging Markets Fund	100.0%

4. Purchases and Sales of Investments

Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the period ended April 30, 2011, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
Short-Duration Bond Fund	$693,816,983	$92,555,787	$681,325,347	$78,637,377
Inflation-Protected and Income Fund	63,218,097	31,158,559	52,807,748	23,465,051
Core Bond Fund	3,626,090,950	221,663,465	3,737,283,237	167,646,909
Diversified Bond Fund	648,333,493	35,826,722	658,999,868	68,938,002
High Yield Fund	-	76,922,305	-	81,481,307
International Bond Fund	-	11,806,143	-	6,755,116
Balanced Fund	129,679,061	37,643,093	130,662,282	40,410,681
Value Fund	-	120,384,225	-	140,127,279
Disciplined Value Fund	-	119,014,420	-	127,004,074
Enhanced Index Core Equity Fund	-	5,775,026	-	7,543,313
Main Street Fund	-	28,681,358	-	46,487,810
Capital Appreciation Fund	-	89,043,257	-	259,870,275
Disciplined Growth Fund	-	86,493,140	-	90,989,961
Discovery Value Fund	-	14,129,556	-	27,792,352
Main Street Small/Mid Cap Fund	-	31,586,868	-	42,247,928
Small/Mid Cap Opportunities Fund	-	91,471,458	-	108,142,381
Global Fund	-	52,052,407	-	62,510,073
International Equity Fund	-	151,196,891	-	189,123,107
Focused International Fund	-	45,864,986	-	28,681,017
Strategic Emerging Markets Fund	-	85,175,259	-	70,385,726

5.	Capital Share Transactions

Changes in shares outstanding for each Fund were as follows:

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount

Money Market Fund Class A
Sold	239,389,185	$239,389,185	504,732,539	$504,732,539
Issued as reinvestment of dividends	2,839	2,839	4,281	4,281
Redeemed	(231,547,735)	(231,547,735)	(575,853,719)	(575,853,719)

Net increase (decrease)	7,844,289	$7,844,289	(71,116,899)	$(71,116,899)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Money Market Fund Class Y
Sold	101,965,218	$101,965,218	362,174,360	$362,174,360
Issued as reinvestment of dividends	2,353	2,353	4,263	4,263
Redeemed	(93,963,576)	(93,963,576)	(365,491,309)	(365,491,309)

Net increase (decrease)	8,003,995	$8,003,995	(3,312,686)	$(3,312,686)

Money Market Fund Class S
Sold	217,200,446	$217,200,446	265,640,005	$265,640,005
Issued as reinvestment of dividends	2,238	2,238	4,721	4,721
Redeemed	(226,717,660)	(226,717,660)	(344,419,733)	(344,419,733)

Net increase (decrease)	(9,514,976)	$(9,514,976)	(78,775,007)	$(78,775,007)

Short-Duration Bond Fund Class A
Sold	786,029	$8,237,967	4,803,900	$51,016,003
Issued as reinvestment of dividends	190,029	1,978,197	192,219	1,970,244
Redeemed	(2,476,080)	(26,299,786)	(2,366,500)	(24,865,624)

Net increase (decrease)	(1,500,022)	$(16,083,622)	2,629,619	$28,120,623

Short-Duration Bond Fund Class L
Sold	2,585,942	$27,411,989	3,279,572	$34,644,233
Issued as reinvestment of dividends	339,325	3,535,767	357,348	3,666,393
Redeemed	(1,891,117)	(19,942,626)	(2,910,351)	(30,536,202)

Net increase (decrease)	1,034,150	$11,005,130	726,569	$7,774,424

Short-Duration Bond Fund Class Y
Sold	2,902,383	$30,669,911	2,350,408	$24,822,329
Issued as reinvestment of dividends	132,418	1,387,737	182,616	1,884,593
Redeemed	(1,245,560)	(13,347,077)	(2,444,978)	(25,764,367)

Net increase (decrease)	1,789,241	$18,710,571	88,046	$942,555

Short-Duration Bond Fund Class S
Sold	5,086,903	$54,571,275	7,863,017	$83,862,569
Issued as reinvestment of dividends	540,241	5,694,136	445,066	4,615,335
Redeemed	(3,218,446)	(34,351,043)	(4,371,593)	(46,710,197)

Net increase (decrease)	2,408,698	$25,914,368	3,936,490	$41,767,707

Short-Duration Bond Fund Class N
Sold	42,371	$440,886	310,016	$3,239,633
Issued as reinvestment of dividends	16,844	173,995	18,474	188,061
Redeemed	(1,373)	(14,408)	(1,593)	(16,722)

Net increase (decrease)	57,842	$600,473	326,897	$3,410,972

Short-Duration Bond Fund Class Z*
Sold	9,218	$100,100
Issued as reinvestment of dividends	0 +	3
Redeemed	-	-

Net increase (decrease)	9,218	$100,103

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Class A
Sold	164,466	$1,738,895	870,883	$9,084,219
Issued as reinvestment of dividends	98,103	1,021,253	5,833	59,677
Redeemed	(412,353)	(4,363,139)	(1,407,874)	(14,622,928)

Net increase (decrease)	(149,784)	$(1,602,991)	(531,158)	$(5,479,032)

Inflation-Protected and Income Fund Class L
Sold	2,099,830	$22,606,693	1,166,415	$12,226,847
Issued as reinvestment of dividends	103,406	1,087,830	10,363	107,153
Redeemed	(533,412)	(5,801,767)	(1,188,539)	(12,529,888)

Net increase (decrease)	1,669,824	$17,892,756	(11,761)	$(195,888)

Inflation-Protected and Income Fund Class Y
Sold	501,255	$5,371,830	1,521,916	$15,926,376
Issued as reinvestment of dividends	275,542	2,901,460	41,217	426,591
Redeemed	(1,816,365)	(19,299,967)	(2,414,934)	(25,608,629)

Net increase (decrease)	(1,039,568)	$(11,026,677)	(851,801)	$(9,255,662)

Inflation-Protected and Income Fund Class S
Sold	3,821,223	$41,019,121	2,839,760	$29,673,529
Issued as reinvestment of dividends	264,234	2,787,672	47,223	489,232
Redeemed	(1,426,538)	(15,442,339)	(3,654,774)	(38,710,387)

Net increase (decrease)	2,658,919	$28,364,454	(767,791)	$(8,547,626)

Inflation-Protected and Income Fund Class N
Sold	12,021	$128,040	11,054	$117,696
Issued as reinvestment of dividends	712	7,471	–	–
Redeemed	(3,097)	(33,262)	(2,238)	(23,716)

Net increase (decrease)	9,636	$102,249	8,816	$93,980

Inflation-Protected and Income Fund Class Z**
Sold	9,381	$100,100
Issued as reinvestment of dividends	–	–
Redeemed	–	–

Net increase (decrease)	9,381	$100,100

Core Bond Fund Class A
Sold	1,599,133	$17,599,668	4,166,318	$46,771,537
Issued as reinvestment of dividends	1,057,656	11,359,226	543,710	5,866,632
Redeemed	(2,196,754)	(24,182,891)	(3,127,329)	(35,094,874)

Net increase (decrease)	460,035	$4,776,003	1,582,699	$17,543,295

Core Bond Fund Class L
Sold	1,690,223	$18,811,503	4,211,199	$47,309,521
Issued as reinvestment of dividends	1,135,563	12,264,078	677,940	7,355,654
Redeemed	(4,176,059)	(46,030,093)	(5,257,314)	(58,845,974)

Net increase (decrease)	(1,350,273)	$(14,954,512)	(368,175)	$(4,180,799)

Core Bond Fund Class Y
Sold	1,695,980	$18,648,934	3,555,240	$40,099,867
Issued as reinvestment of dividends	836,786	9,095,861	471,642	5,145,610
Redeemed	(2,681,602)	(29,485,397)	(3,339,828)	(37,430,289)

Net increase (decrease)	(148,836)	$(1,740,602)	687,054	$7,815,188

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Core Bond Fund Class S
Sold	6,428,677	$71,985,760	19,348,773	$218,569,338
Issued as reinvestment of dividends	4,208,779	45,917,783	2,111,026	23,115,732
Redeemed	(7,914,029)	(88,137,475)	(12,502,215)	(141,108,489)

Net increase (decrease)	2,723,427	$29,766,068	8,957,584	$100,576,581

Core Bond Fund Class N
Sold	16,769	$186,935	38,428	$440,792
Issued as reinvestment of dividends	4,564	49,889	2,026	22,243
Redeemed	(22,332)	(248,894)	(19,239)	(216,921)

Net increase (decrease)	(999)	$(12,070)	21,215	$246,114

Core Bond Fund Class Z*
Sold	8,577	$100,100
Issued as reinvestment of dividends	1	6
Redeemed	-	-

Net increase (decrease)	8,578	$100,106

Diversified Bond Fund Class A
Sold	301,673	$3,225,203	1,079,075	$11,544,197
Issued as reinvestment of dividends	204,757	2,137,661	220,450	2,270,638
Redeemed	(733,413)	(7,874,716)	(1,014,555)	(10,875,887)

Net increase (decrease)	(226,983)	$(2,511,852)	284,970	$2,938,948

Diversified Bond Fund Class L
Sold	887,527	$9,444,274	2,062,886	$22,046,009
Issued as reinvestment of dividends	471,807	4,887,921	694,912	7,108,947
Redeemed	(2,405,858)	(25,560,447)	(5,751,300)	(61,885,419)

Net increase (decrease)	(1,046,524)	$(11,228,252)	(2,993,502)	$(32,730,463)

Diversified Bond Fund Class Y
Sold	82,938	$882,948	322,090	$3,457,922
Issued as reinvestment of dividends	157,184	1,636,287	193,864	1,992,923
Redeemed	(287,137)	(3,056,841)	(739,629)	(7,777,935)

Net increase (decrease)	(47,015)	$(537,606)	(223,675)	$(2,327,090)

Diversified Bond Fund Class S
Sold	411,263	$4,354,732	1,067,176	$11,195,758
Issued as reinvestment of dividends	232,436	2,415,008	429,511	4,402,483
Redeemed	(2,165,668)	(23,204,079)	(4,427,675)	(47,924,087)

Net increase (decrease)	(1,521,969)	$(16,434,339)	(2,930,988)	$(32,325,846)

Diversified Bond Fund Class N
Sold	405	$4,397	17,975	$187,657
Issued as reinvestment of dividends	473	4,970	8,480	86,409
Redeemed	(17,434)	(184,113)	(168,191)	(1,742,992)

Net increase (decrease)	(16,556)	$(174,746)	(141,736)	$(1,468,926)

Diversified Bond Fund Class Z*
Sold	9,133	$100,100
Issued as reinvestment of dividends	1	5
Redeemed	-	-

Net increase (decrease)	9,134	$100,105

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
High Yield Fund Class A
Sold	470,303	$4,246,532	749,951	$6,547,140
Issued as reinvestment of dividends	395,798	3,391,988	325,325	2,700,194
Redeemed	(970,901)	(8,766,525)	(1,001,941)	(8,722,272)

Net increase (decrease)	(104,800)	$(1,128,005)	73,335	$525,062

High Yield Fund Class L
Sold	85,041	$766,600	179,139	$1,555,433
Issued as reinvestment of dividends	54,947	473,093	41,961	349,535
Redeemed	(117,930)	(1,055,128)	(163,133)	(1,430,629)

Net increase (decrease)	22,058	$184,565	57,967	$474,339

High Yield Fund Class Y
Sold	618,679	$5,614,265	1,178,267	$10,350,056
Issued as reinvestment of dividends	550,354	4,771,568	453,082	3,796,826
Redeemed	(595,022)	(5,536,473)	(3,254,839)	(28,821,619)

Net increase (decrease)	574,011	$4,849,360	(1,623,490)	$(14,674,737)

High Yield Fund Class S
Sold	1,372,212	$12,572,515	2,213,474	$19,532,323
Issued as reinvestment of dividends	570,802	4,926,019	707,788	5,910,034
Redeemed	(1,274,893)	(11,697,103)	(5,385,796)	(48,046,723)

Net increase (decrease)	668,121	$5,801,431	(2,464,534)	$(22,604,366)

High Yield Fund Class N
Sold	6,637	$60,079	11,964	$104,076
Issued as reinvestment of dividends	6,081	52,842	6,331	53,181
Redeemed	(41,303)	(374,904)	(33,636)	(290,918)

Net increase (decrease)	(28,585)	$(261,983)	(15,341)	$(133,661)

High Yield Fund Class Z**
Sold	11,049	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	11,049	$100,100

International Bond Fund Class A
Sold	9,935	$100,115	84,329	$857,506
Issued as reinvestment of dividends	5,366	51,995	-	-
Redeemed	(10,608)	(108,220)	(45,436)	(445,543)

Net increase (decrease)	4,693	$43,890	38,893	$411,963

International Bond Fund Class L
Sold	36	$359	-	$-
Issued as reinvestment of dividends	548	5,333	-	-
Redeemed	-	-	(1,503)	(15,721)

Net increase (decrease)	584	$5,692	(1,503)	$(15,721)

International Bond Fund Class Y
Sold	-	$-	-	$-
Issued as reinvestment of dividends	563	5,478	1	8
Redeemed	-	-	(1,527)	(16,001)

Net increase (decrease)	563	$5,478	(1,526)	$(15,993)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
International Bond Fund Class S
Sold	956,194	$9,732,584	545,992	$5,399,714
Issued as reinvestment of dividends	132,292	1,288,526	1,832	18,643
Redeemed	(311,204)	(3,173,580)	(883,598)	(9,076,434)

Net increase (decrease)	777,282	$7,847,530	(335,774)	$(3,658,077)

International Bond Fund Class N***
Sold			-	$-
Issued as reinvestment of dividends			-	-
Redeemed			(11,221)	(118,239)

Net increase (decrease)			(11,221)	$(118,239)

Balanced Fund Class A
Sold	95,834	$981,403	701,006	$6,524,281
Issued as reinvestment of dividends	17,675	174,809	15,264	137,683
Redeemed	(135,296)	(1,387,833)	(299,523)	(2,802,452)

Net increase (decrease)	(21,787)	$(231,621)	416,747	$3,859,512

Balanced Fund Class L
Sold	13,501	$137,682	279,040	$2,519,319
Issued as reinvestment of dividends	5,827	58,152	5,087	46,340
Redeemed	(32,275)	(326,533)	(164,753)	(1,496,787)

Net increase (decrease)	(12,947)	$(130,699)	119,374	$1,068,872

Balanced Fund Class Y
Sold	43,263	$456,926	233,948	$2,233,416
Issued as reinvestment of dividends	7,218	74,703	5,068	47,794
Redeemed	(20,716)	(218,135)	(46,905)	(448,235)

Net increase (decrease)	29,765	$313,494	192,111	$1,832,975

Balanced Fund Class S
Sold	395,362	$4,049,016	646,146	$6,092,199
Issued as reinvestment of dividends	207,964	2,081,718	296,853	2,707,304
Redeemed	(1,154,414)	(11,906,365)	(2,060,973)	(19,353,195)

Net increase (decrease)	(551,088)	$(5,775,631)	(1,117,974)	$(10,553,692)

Balanced Fund Class N***
Sold			-	$-
Issued as reinvestment of dividends			-	-
Redeemed			(13,377)	(121,245)

Net increase (decrease)			(13,377)	$(121,245)

Value Fund Class A
Sold	45,111	$672,785	85,060	$1,109,931
Issued as reinvestment of dividends	8,572	122,660	20,229	256,297
Redeemed	(93,881)	(1,399,398)	(368,548)	(4,685,752)

Net increase (decrease)	(40,198)	$(603,953)	(263,259)	$(3,319,524)

Value Fund Class L
Sold	134,665	$2,015,022	176,287	$2,275,917
Issued as reinvestment of dividends	19,470	279,210	42,347	537,389
Redeemed	(250,628)	(3,655,659)	(624,496)	(8,148,970)

Net increase (decrease)	(96,493)	$(1,361,427)	(405,862)	$(5,335,664)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Value Fund Class Y
Sold	580	$8,591	10,650	$141,738
Issued as reinvestment of dividends	134	1,923	1,664	21,084
Redeemed	(4,208)	(64,475)	(80,138)	(1,025,157)

Net increase (decrease)	(3,494)	$(53,961)	(67,824)	$(862,335)

Value Fund Class S
Sold	236,379	$3,553,241	547,969	$7,063,981
Issued as reinvestment of dividends	156,022	2,231,112	303,670	3,844,468
Redeemed	(1,292,127)	(18,912,373)	(3,654,900)	(47,141,171)

Net increase (decrease)	(899,726)	$(13,128,020)	(2,803,261)	$(36,232,722)

Value Fund Class N
Sold	262	$3,845	606	$7,783
Issued as reinvestment of dividends	28	395	91	1,146
Redeemed	(98)	(1,487)	(2,689)	(34,052)

Net increase (decrease)	192	$2,753	(1,992)	$(25,123)

Disciplined Value Fund Class A
Sold	84,401	$844,032	176,178	$1,593,966
Issued as reinvestment of dividends	13,640	132,449	21,249	185,075
Redeemed	(90,144)	(899,897)	(514,534)	(4,556,631)

Net increase (decrease)	7,897	$76,584	(317,107)	$(2,777,590)

Disciplined Value Fund Class L
Sold	707,781	$7,193,898	1,226,463	$11,028,390
Issued as reinvestment of dividends	110,947	1,080,621	141,826	1,239,561
Redeemed	(940,882)	(9,384,694)	(1,997,620)	(17,899,805)

Net increase (decrease)	(122,154)	$(1,110,175)	(629,331)	$(5,631,854)

Disciplined Value Fund Class Y
Sold	385,435	$3,941,431	982,410	$8,821,409
Issued as reinvestment of dividends	104,272	1,017,694	144,220	1,263,365
Redeemed	(412,775)	(4,230,974)	(2,808,220)	(25,458,458)

Net increase (decrease)	76,932	$728,151	(1,681,590)	$(15,373,684)

Disciplined Value Fund Class S
Sold	810,633	$8,327,875	2,405,296	$22,022,799
Issued as reinvestment of dividends	265,370	2,603,279	343,551	3,023,250
Redeemed	(1,567,925)	(15,973,399)	(4,944,508)	(45,201,674)

Net increase (decrease)	(491,922)	$(5,042,245)	(2,195,661)	$(20,155,625)

Disciplined Value Fund Class N
Sold	270	$2,706	1,073	$9,616
Issued as reinvestment of dividends	112	1,095	252	2,211
Redeemed	(7,666)	(80,463)	(8,564)	(82,007)

Net increase (decrease)	(7,284)	$(76,662)	(7,239)	$(70,180)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Enhanced Index Core Equity Fund Class A
Sold	37,681	$416,106	96,186	$927,690
Issued as reinvestment of dividends	4,934	52,844	6,943	65,954
Redeemed	(182,706)	(2,021,088)	(197,164)	(1,900,950)

Net increase (decrease)	(140,091)	$(1,552,138)	(94,035)	$(907,306)

Enhanced Index Core Equity Fund Class L
Sold	-	$-	838	$8,480
Issued as reinvestment of dividends	-	-	1,297	12,372
Redeemed	(95)	(1,009)	(99,096)	(1,000,472)

Net increase (decrease)	(95)	$(1,009)	(96,961)	$(979,620)

Enhanced Index Core Equity Fund Class Y
Sold	39,765	$443,144	64,632	$639,045
Issued as reinvestment of dividends	13,167	141,678	14,274	136,171
Redeemed	(79,065)	(873,040)	(127,599)	(1,227,754)

Net increase (decrease)	(26,133)	$(288,218)	(48,693)	$(452,538)

Enhanced Index Core Equity Fund Class S
Sold	4,654	$49,205	14,052	$137,754
Issued as reinvestment of dividends	914	9,839	760	7,255
Redeemed	(395)	(4,561)	(17,490)	(176,734)

Net increase (decrease)	5,173	$54,483	(2,678)	$(31,725)

Enhanced Index Core Equity Fund Class N
Sold	2,383	$26,223	4,053	$39,288
Issued as reinvestment of dividends	206	2,205	232	2,204
Redeemed	(1,883)	(20,192)	(4,326)	(40,376)

Net increase (decrease)	706	$8,236	(41)	$1,116

Main Street Fund Class A
Sold	134,617	$1,179,698	121,356	$939,744
Issued as reinvestment of dividends	4,959	43,335	11,599	88,035
Redeemed	(207,138)	(1,847,515)	(439,296)	(3,373,896)

Net increase (decrease)	(67,562)	$(624,482)	(306,341)	$(2,346,117)

Main Street Fund Class L
Sold	223,804	$1,997,924	333,055	$2,618,960
Issued as reinvestment of dividends	36,677	322,753	65,054	497,012
Redeemed	(636,673)	(5,687,158)	(1,130,266)	(8,778,977)

Net increase (decrease)	(376,192)	$(3,366,481)	(732,157)	$(5,663,005)

Main Street Fund Class Y
Sold	7,159	$65,319	242,939	$1,978,463
Issued as reinvestment of dividends	2,127	18,824	0 +	1
Redeemed	(24,229)	(216,789)	(13,752)	(115,788)

Net increase (decrease)	(14,943)	$(132,646)	229,187	$1,862,676

Main Street Fund Class S
Sold	398,611	$3,561,212	798,291	$6,249,030
Issued as reinvestment of dividends	127,157	1,118,985	216,070	1,650,773
Redeemed	(1,503,314)	(13,510,868)	(3,575,304)	(28,153,199)

Net increase (decrease)	(977,546)	$(8,830,671)	(2,560,943)	$(20,253,396)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Main Street Fund Class N
Sold	1,554	$13,677	23,816	$187,814
Issued as reinvestment of dividends	34	302	22	167
Redeemed	(2,968)	(25,954)	(6,947)	(53,737)

Net increase (decrease)	(1,380)	$(11,975)	16,891	$134,244

Capital Appreciation Fund Class A
Sold	151,904	$1,629,670	512,399	$4,795,175
Issued as reinvestment of dividends	760	7,982	-	-
Redeemed	(2,778,910)	(29,647,159)	(7,582,833)	(71,279,595)

Net increase (decrease)	(2,626,246)	$(28,009,507)	(7,070,434)	$(66,484,420)

Capital Appreciation Fund Class L
Sold	298,248	$3,210,962	1,478,449	$14,135,232
Issued as reinvestment of dividends	5,883	61,944	425	4,042
Redeemed	(1,158,991)	(12,212,832)	(3,633,400)	(35,916,254)

Net increase (decrease)	(854,860)	$(8,939,926)	(2,154,526)	$(21,776,980)

Capital Appreciation Fund Class Y
Sold	37,355	$399,420	104,707	$997,500
Issued as reinvestment of dividends	2,475	26,161	2,171	20,710
Redeemed	(488,428)	(5,396,688)	(901,522)	(8,845,941)

Net increase (decrease)	(448,598)	$(4,971,107)	(794,644)	$(7,827,731)

Capital Appreciation Fund Class S
Sold	329,877	$3,551,825	1,683,798	$16,120,276
Issued as reinvestment of dividends	147,911	1,569,344	129,940	1,243,528
Redeemed	(13,288,281)	(139,716,018)	(9,878,432)	(94,996,168)

Net increase (decrease)	(12,810,493)	$(134,594,849)	(8,064,694)	$(77,632,364)

Capital Appreciation Fund Class N
Sold	3,409	$35,707	26,276	$246,430
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(2,664)	(28,184)	(120,848)	(1,101,845)

Net increase (decrease)	745	$7,523	(94,572)	$(855,415)

Disciplined Growth Fund Class A
Sold	201,563	$1,962,461	172,801	$1,403,305
Issued as reinvestment of dividends	3,614	33,756	3,662	29,293
Redeemed	(61,962)	(604,358)	(191,831)	(1,572,864)

Net increase (decrease)	143,215	$1,391,859	(15,368)	$(140,266)

Disciplined Growth Fund Class L
Sold	756,673	$7,311,071	1,304,714	$10,709,630
Issued as reinvestment of dividends	64,988	608,941	78,844	632,328
Redeemed	(1,042,892)	(9,894,771)	(2,044,277)	(16,846,578)

Net increase (decrease)	(221,231)	$(1,974,759)	(660,719)	$(5,504,620)

Disciplined Growth Fund Class Y
Sold	613,578	$5,896,877	1,014,528	$8,467,231
Issued as reinvestment of dividends	47,537	446,373	67,192	540,221
Redeemed	(603,489)	(5,731,404)	(2,414,544)	(20,038,117)

Net increase (decrease)	57,626	$611,846	(1,332,824)	$(11,030,665)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Disciplined Growth Fund Class S
Sold	694,155	$6,728,766	2,310,203	$19,136,757
Issued as reinvestment of dividends	90,333	846,424	90,931	729,267
Redeemed	(1,040,213)	(10,049,262)	(2,062,079)	(17,061,589)

Net increase (decrease)	(255,725)	$(2,474,072)	339,055	$2,804,435

Disciplined Growth Fund Class N***
Sold			-	$-
Issued as reinvestment of dividends			-	-
Redeemed			(13,085)	(104,125)

Net increase (decrease)			(13,085)	$(104,125)

Discovery Value Fund Class A
Sold	66,808	$692,497	294,512	$2,569,754
Issued as reinvestment of dividends	1,118	11,222	-	-
Redeemed	(448,712)	(4,573,646)	(697,394)	(6,023,691)

Net increase (decrease)	(380,786)	$(3,869,927)	(402,882)	$(3,453,937)

Discovery Value Fund Class L
Sold	19,900	$208,010	84,177	$728,575
Issued as reinvestment of dividends	722	7,272	299	2,501
Redeemed	(152,695)	(1,547,411)	(256,349)	(2,286,472)

Net increase (decrease)	(132,073)	$(1,332,129)	(171,873)	$(1,555,396)

Discovery Value Fund Class Y
Sold	48,852	$512,965	119,840	$1,060,616
Issued as reinvestment of dividends	569	5,758	927	7,776
Redeemed	(32,744)	(347,149)	(471,866)	(4,139,189)

Net increase (decrease)	16,677	$171,574	(351,099)	$(3,070,797)

Discovery Value Fund Class S
Sold	106,984	$1,118,155	456,532	$4,004,565
Issued as reinvestment of dividends	3,929	39,680	8,313	69,666
Redeemed	(1,023,006)	(9,854,248)	(2,022,740)	(17,232,800)

Net increase (decrease)	(912,093)	$(8,696,413)	(1,557,895)	$(13,158,569)

Discovery Value Fund Class N
Sold	5,435	$55,687	21,177	$174,627
Issued as reinvestment of dividends	-	-	-	-
Redeemed	(7,991)	(79,842)	(70,201)	(561,461)

Net increase (decrease)	(2,556)	$(24,155)	(49,024)	$(386,834)

Main Street Small/Mid Cap Fund Class A
Sold	80,485	$852,692	333,895	$3,069,515
Issued as reinvestment of dividends	2,829	29,760	2,962	25,028
Redeemed	(194,420)	(2,089,550)	(316,666)	(2,861,474)

Net increase (decrease)	(111,106)	$(1,207,098)	20,191	$233,069

Main Street Small/Mid Cap Fund Class L
Sold	265,531	$2,868,906	698,767	$6,209,434
Issued as reinvestment of dividends	16,960	179,268	19,824	168,309
Redeemed	(657,057)	(6,901,879)	(1,525,279)	(13,325,307)

Net increase (decrease)	(374,566)	$(3,853,705)	(806,688)	$(6,947,564)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Main Street Small/Mid Cap Fund Class Y
Sold	3,257	$34,307	92,745	$833,114
Issued as reinvestment of dividends	838	8,845	159	1,349
Redeemed	(93,481)	(1,016,058)	(6,946)	(62,322)

Net increase (decrease)	(89,386)	$(972,906)	85,958	$772,141

Main Street Small/Mid Cap Fund Class S
Sold	92,489	$973,134	452,476	$4,107,508
Issued as reinvestment of dividends	25,088	265,181	38,355	325,636
Redeemed	(447,293)	(4,614,257)	(2,477,100)	(21,990,219)

Net increase (decrease)	(329,716)	$(3,375,942)	(1,986,269)	$(17,557,075)

Main Street Small/Mid Cap Fund Class N
Sold	5,830	$63,077	7,690	$69,146
Issued as reinvestment of dividends	39	414	28	242
Redeemed	(3,896)	(42,394)	(2,535)	(22,969)

Net increase (decrease)	1,973	$21,097	5,183	$46,419

Small/Mid Cap Opportunities Fund Class A
Sold	407,083	$4,053,570	1,099,021	$9,298,296
Issued as reinvestment of dividends	22,072	213,659	17,992	139,978
Redeemed	(1,032,967)	(10,153,709)	(2,272,611)	(18,468,056)

Net increase (decrease)	(603,812)	$(5,886,480)	(1,155,598)	$(9,029,782)

Small/Mid Cap Opportunities Fund Class L
Sold	20,469	$204,387	206,957	$1,783,932
Issued as reinvestment of dividends	851	8,366	2,834	22,305
Redeemed	(329,809)	(3,012,103)	(260,679)	(2,207,055)

Net increase (decrease)	(308,489)	$(2,799,350)	(50,888)	$(400,818)

Small/Mid Cap Opportunities Fund Class Y
Sold	21,233	$220,825	180,660	$1,503,024
Issued as reinvestment of dividends	1,170	11,538	585	4,635
Redeemed	(5,553)	(56,006)	(121,061)	(1,053,211)

Net increase (decrease)	16,850	$176,357	60,184	$454,448

Small/Mid Cap Opportunities Fund Class S
Sold	347,870	$3,490,051	1,194,611	$10,381,328
Issued as reinvestment of dividends	100,115	987,135	91,022	720,893
Redeemed	(1,249,793)	(12,857,925)	(2,474,561)	(20,376,260)

Net increase (decrease)	(801,808)	$(8,380,739)	(1,188,928)	$(9,274,039)

Small/Mid Cap Opportunities Fund Class N***
Sold			-	$-
Issued as reinvestment of dividends			-	-
Redeemed			(8,360)	(61,763)

Net increase (decrease)			(8,360)	$(61,763)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Global Fund Class A
Sold	402,975	$4,454,304	830,635	$8,026,441
Issued as reinvestment of dividends	42,210	456,286	29,616	278,691
Redeemed	(379,019)	(4,241,285)	(654,316)	(6,289,533)

Net increase (decrease)	66,166	$669,305	205,935	$2,015,599

Global Fund Class L
Sold	620,699	$7,063,079	599,363	$5,899,740
Issued as reinvestment of dividends	150,703	1,642,661	154,221	1,462,011
Redeemed	(1,049,937)	(11,643,857)	(4,502,930)	(43,264,655)

Net increase (decrease)	(278,535)	$(2,938,117)	(3,749,346)	$(35,902,904)

Global Fund Class Y
Sold	249,344	$2,757,628	378,172	$3,672,976
Issued as reinvestment of dividends	11,433	123,930	4,625	43,661
Redeemed	(125,784)	(1,410,262)	(102,172)	(979,092)

Net increase (decrease)	134,993	$1,471,296	280,625	$2,737,545

Global Fund Class S
Sold	509,149	$5,753,370	1,379,464	$13,784,045
Issued as reinvestment of dividends	309,972	3,378,699	264,637	2,511,404
Redeemed	(1,319,009)	(14,843,413)	(3,347,810)	(32,298,727)

Net increase (decrease)	(499,888)	$(5,711,344)	(1,703,709)	$(16,003,278)

Global Fund Class N
Sold	11,889	$133,913	20,634	$202,373
Issued as reinvestment of dividends	666	7,240	524	4,961
Redeemed	(9,074)	(102,073)	(38,571)	(359,784)

Net increase (decrease)	3,481	$39,080	(17,413)	$(152,450)

International Equity Fund Class A
Sold	275,100	$3,845,837	646,423	$8,072,739
Issued as reinvestment of dividends	23,480	325,667	27,267	332,794
Redeemed	(530,968)	(7,568,785)	(956,680)	(11,762,185)

Net increase (decrease)	(232,388)	$(3,397,281)	(282,990)	$(3,356,652)

International Equity Fund Class L
Sold	296,044	$4,254,389	767,017	$9,660,832
Issued as reinvestment of dividends	29,377	412,749	36,193	446,916
Redeemed	(730,821)	(10,414,122)	(1,762,732)	(22,245,202)

Net increase (decrease)	(405,400)	$(5,746,984)	(959,522)	$(12,137,454)

International Equity Fund Class Y
Sold	340,276	$4,995,514	378,722	$4,780,217
Issued as reinvestment of dividends	9,638	136,382	24,265	301,593
Redeemed	(242,639)	(3,501,404)	(1,746,055)	(23,613,793)

Net increase (decrease)	107,275	$1,630,492	(1,343,068)	$(18,531,983)

International Equity Fund Class S
Sold	1,254,127	$18,064,730	2,615,312	$33,764,294
Issued as reinvestment of dividends	414,147	5,860,173	478,509	5,956,646
Redeemed	(3,567,740)	(51,407,261)	(7,003,324)	(88,769,443)

Net increase (decrease)	(1,899,466)	$(27,482,358)	(3,909,503)	$(49,048,503)

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
International Equity Fund Class N***
Sold			-	$-
Issued as reinvestment of dividends			-	-
Redeemed			(16,162)	(200,162)

Net increase (decrease)			(16,162)	$(200,162)

Focused International Fund Class A
Sold	127,702	$1,508,972	352,939	$3,825,675
Issued as reinvestment of dividends	36,776	422,195	112,828	1,210,640
Redeemed	(607,469)	(7,147,982)	(689,167)	(7,357,901)

Net increase (decrease)	(442,991)	$(5,216,815)	(223,400)	$(2,321,586)

Focused International Fund Class L
Sold	289,615	$3,410,379	367,432	$3,933,832
Issued as reinvestment of dividends	27,357	315,154	63,333	682,096
Redeemed	(253,978)	(3,004,545)	(487,748)	(5,333,233)

Net increase (decrease)	62,994	$720,988	(56,983)	$(717,305)

Focused International Fund Class Y
Sold	53,128	$631,607	79,689	$856,739
Issued as reinvestment of dividends	12,176	140,147	25,850	278,403
Redeemed	(29,665)	(352,764)	(103,096)	(1,117,093)

Net increase (decrease)	35,639	$418,990	2,443	$18,049

Focused International Fund Class S
Sold	2,212,512	$25,848,392	301,408	$3,269,295
Issued as reinvestment of dividends	34,343	395,980	156,242	1,685,855
Redeemed	(291,994)	(3,423,048)	(2,702,016)	(28,824,270)

Net increase (decrease)	1,954,861	$22,821,324	(2,244,366)	$(23,869,120)

Focused International Fund Class N
Sold	7,626	$89,453	16,000	$169,514
Issued as reinvestment of dividends	907	10,327	2,404	25,652
Redeemed	(10,557)	(124,268)	(21,676)	(237,981)

Net increase (decrease)	(2,024)	$(24,488)	(3,272)	$(42,815)

Focused International Fund Class Z*
Sold	8,644	$100,100
Issued as reinvestment of dividends	0 +	2
Redeemed	-	-

Net increase (decrease)	8,644	$100,102

Strategic Emerging Markets Fund Class A
Sold	2,610	$42,803	24,538	$365,932
Issued as reinvestment of dividends	3,471	55,982	2,600	39,207
Redeemed	(5,157)	(84,962)	(4,580)	(70,926)

Net increase (decrease)	924	$13,823	22,558	$334,213

Strategic Emerging Markets Fund Class L
Sold	79,670	$1,348,247	1,433,380	$23,240,693
Issued as reinvestment of dividends	307,445	4,971,384	299,494	4,522,359
Redeemed	(113,951)	(1,888,499)	(178,183)	(2,838,543)

Net increase (decrease)	273,164	$4,431,132	1,554,691	$24,924,509

Notes to Financial Statements (Unaudited) (Continued)

	Six Months ended April 30, 2011		Year ended October 31, 2010

	Shares	Amount	Shares	Amount
Strategic Emerging Markets Fund Class Y
Sold	615	$9,932	-	$-
Issued as reinvestment of dividends	1,123	18,190	1,593	24,090
Redeemed	(1)	(13)	-	-

Net increase (decrease)	1,737	$28,109	1,593	$24,090

Strategic Emerging Markets Fund Class S
Sold	1,360,850	$23,890,246	3,309,875	$52,647,305
Issued as reinvestment of dividends	674,021	10,919,140	553,628	8,370,853
Redeemed	(625,300)	(10,440,898)	(1,534,335)	(25,666,560)

Net increase (decrease)	1,409,571	$24,368,488	2,329,168	$35,351,598

Strategic Emerging Markets Fund Class N***
Sold			-	$-
Issued as reinvestment of dividends			-	-
Redeemed			(10,010)	(179,690)

Net increase (decrease)			(10,010)	$(179,690)

Strategic Emerging Markets Fund Class Z**
Sold	6,376	$100,100
Issued as reinvestment of dividends	-	-
Redeemed	-	-

Net increase (decrease)	6,376	$100,100

*	Class Z shares commenced operations on December 3, 2010.
**	Class Z shares commenced operations on March 1, 2011.
***	Class N shares were eliminated as of February 22, 2011.
+	Amount rounds to less than 0.5 share.

Purchases of Class A shares are subject to a front-end sales charge of up to 5.75% of the amount purchased. A portion of the front-end sales charge may be retained by the Distributor. For the period ended April 30, 2011, no material amounts have been retained by the Distributor.

Redemptions or exchanges of Class A shares made within eighteen months of purchase from initial investments of $1 million or more are subject to a contingent deferred sales charge of 1% of the amount redeemed. Redemptions or exchanges of Class N shares made within eighteen months of purchase are subject to a contingent deferred sales charge of 1% of the amount redeemed. The Distributor receives all contingent deferred sales charges. Any contingent deferred sales charges imposed during the period ended April 30, 2011, were waived for any redemptions or exchanges subject to such a charge.

6.	Federal Income Tax Information

At April 30, 2011, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$581,568,414	$13,787,479	$(3,218,388)	$10,569,091
Inflation-Protected and Income Fund	518,145,111	20,587,166	(462,095)	20,125,071
Core Bond Fund	1,711,672,587	48,535,851	(14,057,076)	34,478,775

Notes to Financial Statements (Unaudited) (Continued)

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified Bond Fund	$256,408,466	$8,398,105	$(3,496,130)	$4,901,975
High Yield Fund	158,230,160	7,973,842	(1,462,650)	6,511,192
International Bond Fund	30,180,554	3,200,687	(44,811)	3,155,876
Balanced Fund	132,702,433	14,686,943	(1,310,814)	13,376,129
Value Fund	191,807,058	28,939,586	(2,460,566)	26,479,020
Disciplined Value Fund	263,881,495	47,894,025	(2,845,128)	45,048,897
Enhanced Index Core Equity Fund	13,575,520	2,903,142	(144,691)	2,758,451
Main Street Fund	146,684,806	40,108,511	(1,809,577)	38,298,934
Capital Appreciation Fund	400,778,891	132,795,979	(1,526,126)	131,269,853
Disciplined Growth Fund	178,237,125	43,933,926	(1,760,252)	42,173,674
Discovery Value Fund	24,821,223	4,975,727	(243,245)	4,732,482
Main Street Small/Mid Cap Fund	61,496,772	17,735,855	(899,090)	16,836,765
Small/Mid Cap Opportunities Fund	177,140,537	52,274,894	(2,741,638)	49,533,256
Global Fund	348,607,740	115,676,227	(9,692,282)	105,983,945
International Equity Fund	548,269,590	252,377,675	(34,430,357)	217,947,318
Focused International Fund	88,379,306	28,430,550	(584,723)	27,845,827
Strategic Emerging Markets Fund	156,844,627	35,333,740	(1,940,543)	33,393,197

Note: The aggregate cost for investments for the Money Market Fund at April 30, 2011, is the same for financial reporting and federal income tax purposes.

Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years, subject to the carryforward period limitations, where applicable. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by The President. The Modernization Act changed the capital loss carryforward rules as they relate to regulated investment companies. Capital losses generated in tax years beginning after the date of enactment may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for up to eight tax years as short-term capital losses. The provisions affecting the utilization of capital loss carryforwards under the Modernization Act also require the utilization of post-enactment losses prior to the utilization of pre-enactment losses.

At October 31, 2010, the following Fund(s) had available, for federal income tax purposes, unused capital losses:

	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018
Money Market Fund	$-	$847,565	$-	$-
Inflation-Protected and Income Fund	3,548,034	1,672,741	3,672,355	-
High Yield Fund	-	11,789,306	7,619,761	-
Balanced Fund	-	1,219,416	19,052,277	-
Value Fund	-	36,461,106	71,537,201	-
Disciplined Value Fund	-	58,322,651	87,157,308	-
Enhanced Index Core Equity Fund	-	5,574,954	4,508,684	-
Main Street Fund	-	15,979,110	61,459,609	-
Capital Appreciation Fund	-	5,666,178	136,540,040	-
Disciplined Growth Fund	-	-	48,003,979	-
Discovery Value Fund	-	4,731,290	14,135,182	-
Main Street Small/Mid Cap Fund	-	4,884,379	29,111,110	-
Small/Mid Cap Opportunities Fund	-	15,177,371	58,291,624	-
Global Fund	-	-	19,673,776	949,075
International Equity Fund	-	-	12,264,711	-
Focused International Fund	-	11,508,139	15,014,828	-

Notes to Financial Statements (Unaudited) (Continued)

Net capital loss carryforwards for the Funds shown in the above table are from pre-enactment years and are, therefore, subject to the eight-year carryforward period and possible expiration.

Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended October 31, 2010, was as follows:

	Ordinary Income	Long Term Capital Gain	Return of Capital
Money Market Fund	$13,265	$-	$-
Short-Duration Bond Fund	12,324,711	-	-
Inflation-Protected and Income Fund	1,082,653	-	-
Core Bond Fund	41,539,349	-	-
Diversified Bond Fund	15,861,491	-	-
High Yield Fund	12,855,752	-	-
International Bond Fund	18,651	-	-
Balanced Fund	2,939,691	-	-
Value Fund	4,661,241	-	-
Disciplined Value Fund	5,714,558	-	-
Enhanced Index Core Equity Fund	226,310	-	-
Main Street Fund	2,237,278	-	-
Capital Appreciation Fund	1,268,280	-	-
Disciplined Growth Fund	1,931,109	-	-
Discovery Value Fund	79,943	-	-
Main Street Small/Mid Cap Fund	520,565	-	-
Small/Mid Cap Opportunities Fund	887,811	-	-
Global Fund	4,300,728	-	-
International Equity Fund	7,037,950	-	-
Focused International Fund	3,882,650	-	-
Strategic Emerging Markets Fund	12,865,160	91,349	-

The following Fund(s) have elected to pass through the foreign tax credit for the year ended October 31, 2010:

Amount
Global Fund	$739,915
International Equity Fund	1,063,166
Focused International Fund	173,568
Strategic Emerging Markets Fund	270,182

Capital accounts within financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At October 31, 2010, temporary book and tax accounting differences were primarily attributable to investments in forward contracts, swap agreements, passive foreign investment companies, the deferral of wash sale losses, and deferred Trustee compensation.

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2010, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)
Money Market Fund	$8,615	$(847,565)	$(40,044)	$-
Short-Duration Bond Fund	8,006,025	2,079,300	7,821	11,035,913
Inflation-Protected and Income Fund	6,495,207	(8,893,130)	(9,093)	23,765,879
Core Bond Fund	59,451,083	10,099,358	14,595	31,260,769
Diversified Bond Fund	7,141,118	1,939,644	8,633	4,925,844
High Yield Fund	11,667,780	(19,409,067)	(5,146)	5,982,883
International Bond Fund	1,232,309	-	(873)	1,942,342
Balanced Fund	1,771,266	(20,271,693)	(9,510)	5,428,034
Value Fund	2,063,421	(107,998,307)	(36,716)	17,105,190
Disciplined Value Fund	3,811,849	(145,479,959)	(10,181)	(4,959,591)
Enhanced Index Core Equity Fund	158,502	(10,083,638)	(670)	722,344
Main Street Fund	1,112,021	(77,438,719)	(6,426)	26,578,525
Capital Appreciation Fund	1,100,362	(142,206,218)	(24,223)	93,263,409
Disciplined Growth Fund	1,412,677	(48,003,979)	(6,179)	22,156,646
Discovery Value Fund	19,746	(18,866,472)	(1,541)	3,959,949
Main Street Small/Mid Cap Fund	273,954	(33,995,489)	(2,888)	11,368,973
Small/Mid Cap Opportunities Fund	564,280	(73,468,995)	(20,048)	32,090,891
Global Fund	5,261,563	(20,622,851)	(14,800)	43,114,956
International Equity Fund	6,735,070	(12,264,711)	(44,629)	120,055,193
Focused International Fund	1,285,687	(26,522,967)	(2,899)	12,299,169
Strategic Emerging Markets Fund	3,159,338	12,805,358	(2,055)	38,414,697

The Funds did not have any unrecognized tax benefits at April 30, 2011, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the period ended April 30, 2011, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.

7.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended April 30, 2011, was as follows:

	Number of Shares Held as of 10/31/10	Purchases	Sales	Number of Shares Held as of 4/30/11	Value as of 4/30/11	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	7,054,755	26,176,848	26,852,880	6,378,723	$6,378,723	$4,111	$-

Notes to Financial Statements (Unaudited) (Continued)

	Number of Shares Held as of 10/31/10	Purchases	Sales	Number of Shares Held as of 4/30/11	Value as of 4/30/11	Dividend Income	Net Realized Gain (Loss)
International Equity Fund
Ortivus AB Class A**	114,300	-	-	114,300	$227,350	$-	$-
Ortivus AB Class B**	859,965	-	-	859,965	490,506	-	-
Oppenheimer Institutional Money Market Fund Class E*	10,777,565	67,661,908	78,439,473	-	-	6,321	-

					$717,856	$6,321	$-

*	Fund advised by OppenheimerFunds, Inc.
**	Issuer is considered to be an affiliate of the Fund by virtue of the Fund owning 5% or more of its outstanding voting securities.

8.	Indemnifications

Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

9.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the leveraged buy-out (“LBO”). The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, Enhanced Index Core Equity Fund, Main Street Small/Mid Cap Fund, and Small/Mid Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, $23,800, $122,400, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund, Main Street Small/Mid Cap Fund, and Small/Mid Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United Stated District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, the payment of such judgment or settlement could have a material adverse effect on the Funds’ net asset values.

10.	Subsequent Events

Management has evaluated the events and transactions subsequent to April 30, 2011, through the date when the financial statements were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ financial statements.

Other Information (Unaudited)

Proxy Voting

A description of the policies and procedures that each Fund’s investment adviser and subadvisers use to vote proxies relating to the Fund’s portfolio securities is available, without charge, upon request, by calling 1-888-309-3539, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, on the MassMutual website at http://www.massmutual.com/funds and on the SEC’s website at http://www.sec.gov.

Quarterly Reporting

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited) (Continued)

Fund Expenses April 30, 2011

Expense Examples:

The following information is in regards to expenses for the six months ended April 30, 2011:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the six months ended April 30, 2011.

Actual Expenses:

The first four columns of the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Operating Expenses Incurred” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The last two columns of the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the last two columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Money Market Fund
Class A	$1,000	0.23%	$1,000.00	$1.13	$1,023.50	$1.15
Class Y	1,000	0.24%	1,000.00	1.18	1,023.50	1.20
Class S	1,000	0.24%	1,000.00	1.18	1,023.50	1.20
Short-Duration Bond Fund
Class A	1,000	0.94%	1,006.80	4.65	1,020.00	4.68
Class L	1,000	0.69%	1,008.50	3.42	1,021.30	3.44
Class Y	1,000	0.61%	1,007.80	3.02	1,021.60	3.04
Class S	1,000	0.56%	1,008.70	2.77	1,021.90	2.79
Class N	1,000	1.24%	1,005.20	6.13	1,018.50	6.17
Class Z**	1,000	0.39%	1,015.40	1.59	1,022.70	1.95

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Inflation-Protected and Income Fund
Class A	$1,000	0.96%	$1,008.00	$4.75	$1,019.90	$4.78
Class L	1,000	0.81%	1,008.40	4.01	1,020.70	4.04
Class Y	1,000	0.66%	1,008.30	3.27	1,021.40	3.29
Class S	1,000	0.56%	1,010.20	2.78	1,021.90	2.79
Class N	1,000	1.26%	1,006.20	6.23	1,018.40	6.27
Class Z***	1,000	0.44%	1,033.70	0.74	1,022.50	2.19
Core Bond Fund
Class A	1,000	0.97%	1,005.60	4.80	1,019.90	4.83
Class L	1,000	0.72%	1,007.00	3.56	1,021.10	3.59
Class Y	1,000	0.65%	1,006.90	3.22	1,021.50	3.24
Class S	1,000	0.60%	1,007.40	2.97	1,021.70	2.99
Class N	1,000	1.29%	1,004.50	6.38	1,018.30	6.42
Class Z**	1,000	0.42%	1,022.20	1.72	1,022.60	2.09
Diversified Bond Fund
Class A	1,000	1.02%	1,017.60	5.07	1,019.60	5.08
Class L	1,000	0.78%	1,018.90	3.88	1,020.80	3.89
Class Y	1,000	0.77%	1,019.30	3.83	1,020.90	3.84
Class S	1,000	0.72%	1,019.10	3.58	1,021.10	3.59
Class N	1,000	1.30%	1,016.80	6.46	1,018.20	6.47
Class Z**	1,000	0.48%	1,032.90	1.98	1,022.30	2.39
High Yield Fund
Class A	1,000	1.15%	1,065.30	5.86	1,019.00	5.73
Class L	1,000	0.90%	1,066.50	4.59	1,020.20	4.48
Class Y	1,000	0.75%	1,066.40	3.82	1,021.00	3.74
Class S	1,000	0.70%	1,068.00	3.57	1,021.20	3.49
Class N	1,000	1.45%	1,063.40	7.38	1,017.50	7.21
Class Z***	1,000	0.49%	1,019.90	0.81	1,022.20	2.44
International Bond Fund
Class A	1,000	1.20%	1,013.40	5.96	1,018.70	5.97
Class L	1,000	0.95%	1,013.80	4.72	1,020.00	4.73
Class Y	1,000	0.80%	1,014.40	3.97	1,020.70	3.99
Class S	1,000	0.75%	1,014.90	3.73	1,021.00	3.74
Balanced Fund
Class A	1,000	1.18%	1,100.40	6.11	1,018.80	5.87
Class L	1,000	0.93%	1,101.20	4.82	1,020.10	4.63
Class Y	1,000	0.79%	1,102.00	4.09	1,020.80	3.94
Class S	1,000	0.62%	1,102.90	3.21	1,021.60	3.09
Value Fund
Class A	1,000	1.11%	1,175.60	5.95	1,019.20	5.53
Class L	1,000	0.82%	1,177.40	4.40	1,020.60	4.09
Class Y	1,000	0.71%	1,178.40	3.81	1,021.20	3.54
Class S	1,000	0.61%	1,178.70	3.28	1,021.60	3.04
Class N	1,000	1.42%	1,174.10	7.61	1,017.70	7.06

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Disciplined Value Fund
Class A	$1,000	1.10%	$1,167.10	$5.88	$1,019.20	$5.48
Class L	1,000	0.85%	1,169.40	4.55	1,020.50	4.23
Class Y	1,000	0.70%	1,169.30	3.74	1,021.20	3.49
Class S	1,000	0.60%	1,170.60	3.21	1,021.70	2.99
Class N	1,000	1.41%	1,166.00	7.53	1,017.70	7.01
Enhanced Index Core Equity Fund
Class A	1,000	1.09%	1,162.00	5.81	1,019.30	5.43
Class L	1,000	0.84%	1,164.10	4.48	1,020.50	4.18
Class Y	1,000	0.69%	1,164.50	3.68	1,021.30	3.44
Class S	1,000	0.59%	1,165.40	3.15	1,021.70	2.94
Class N	1,000	1.40%	1,160.80	7.46	1,017.80	6.97
Main Street Fund
Class A	1,000	1.16%	1,113.00	6.04	1,018.90	5.77
Class L	1,000	0.91%	1,113.70	4.74	1,020.20	4.53
Class Y	1,000	0.76%	1,114.30	3.96	1,020.90	3.79
Class S	1,000	0.71%	1,114.30	3.70	1,021.20	3.54
Class N	1,000	1.46%	1,110.80	7.60	1,017.50	7.26
Capital Appreciation Fund
Class A	1,000	1.09%	1,139.50	5.75	1,019.30	5.43
Class L	1,000	0.97%	1,139.60	5.12	1,019.90	4.83
Class Y	1,000	0.82%	1,140.40	4.33	1,020.60	4.09
Class S	1,000	0.71%	1,140.20	3.75	1,021.20	3.54
Class N	1,000	1.46%	1,136.30	7.69	1,017.50	7.26
Disciplined Growth Fund
Class A	1,000	1.02%	1,167.30	5.45	1,019.60	5.08
Class L	1,000	0.77%	1,167.70	4.12	1,020.90	3.84
Class Y	1,000	0.62%	1,168.70	3.32	1,021.60	3.09
Class S	1,000	0.57%	1,169.70	3.05	1,021.80	2.84
Discovery Value Fund
Class A	1,000	1.40%	1,200.80	7.60	1,017.80	6.97
Class L	1,000	1.15%	1,201.10	6.24	1,019.00	5.73
Class Y	1,000	1.00%	1,203.20	5.43	1,019.70	4.98
Class S	1,000	0.93%	1,203.70	5.05	1,020.10	4.63
Class N	1,000	1.70%	1,198.70	9.22	1,016.30	8.45
Main Street Small/Mid Cap Fund
Class A	1,000	1.14%	1,208.00	6.21	1,019.00	5.68
Class L	1,000	0.89%	1,209.20	4.85	1,020.30	4.43
Class Y	1,000	0.79%	1,211.40	4.31	1,020.80	3.94
Class S	1,000	0.69%	1,211.40	3.76	1,021.30	3.44
Class N	1,000	1.49%	1,206.30	8.11	1,017.30	7.41
Small/Mid Cap Opportunities Fund
Class A	1,000	1.14%	1,208.00	6.21	1,019.00	5.68
Class L	1,000	0.89%	1,209.60	4.85	1,020.30	4.43
Class Y	1,000	0.79%	1,209.90	4.30	1,020.80	3.94
Class S	1,000	0.69%	1,210.60	3.76	1,021.30	3.44

Other Information (Unaudited) (Continued)

	Beginning Value	Annualized Expense Ratio	Ending Value (Based on Actual Returns and Expenses)	Operating Expenses Incurred*	Ending Value (Based on Hypothetical Returns and Expenses)	Operating Expenses Incurred*
Global Fund
Class A	$1,000	1.43%	$1,166.70	$7.64	$1,017.60	$7.11
Class L	1,000	1.14%	1,167.40	6.09	1,019.00	5.68
Class Y	1,000	1.03%	1,168.40	5.51	1,019.60	5.13
Class S	1,000	0.89%	1,170.20	4.76	1,020.30	4.43
Class N	1,000	1.52%	1,165.40	8.12	1,017.20	7.56
International Equity Fund
Class A	1,000	1.53%	1,157.80	8.14	1,017.10	7.61
Class L	1,000	1.28%	1,159.50	6.82	1,018.30	6.37
Class Y	1,000	1.13%	1,160.00	6.02	1,019.10	5.63
Class S	1,000	1.10%	1,160.00	5.86	1,019.20	5.48
Focused International Fund
Class A	1,000	1.61%	1,122.20	8.42	1,016.70	8.01
Class L	1,000	1.36%	1,123.90	7.12	1,018.00	6.77
Class Y	1,000	1.21%	1,124.60	6.34	1,018.70	6.02
Class S	1,000	1.11%	1,126.10	5.82	1,019.20	5.53
Class N	1,000	2.01%	1,120.30	10.51	1,014.70	9.99
Class Z**	1,000	1.02%	1,138.60	4.42	1,019.60	5.08
Strategic Emerging Markets Fund
Class A	1,000	1.65%	1,062.20	8.39	1,016.50	8.20
Class L	1,000	1.40%	1,063.80	7.12	1,017.80	6.97
Class Y	1,000	1.25%	1,064.70	6.36	1,018.50	6.22
Class S	1,000	1.15%	1,065.20	5.86	1,019.00	5.73
Class Z***	1,000	0.99%	1,100.00	1.71	1,019.80	4.93

*	Expenses are calculated using the annualized expense ratio for the six months ended April 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year, unless stated otherwise.
**	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the class on December 3, 2010, through April 30, 2011, multiplied by the number of days in the inception period divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended April 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.
***	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the class on March 1, 2011, through April 30, 2011, multiplied by the number of days in the inception period divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio for the six months ended April 30, 2011, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Distributor:

MML Distributors, LLC

1295 State Street

Springfield, MA 01111-0001

June 29, 2011

©2011 Massachusetts Mutual Life Insurance Company, Springfield, MA. All rights reserved. www.massmutual.com. MassMutual
Financial Group is a marketing name for Massachusetts Mutual Life Insurance Company (MassMutual) [of which Retirement Services is a division] and its affiliated companies and sales representatives.	L4544 0611 C:05477-04

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

Please see portfolio of investments contained in the Reports to Stockholders included under Item 1 of this form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics (Item 2) is not applicable to this filing.

(a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(3) Not applicable to this filing.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 6/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date 6/24/11

By (Signature and Title)	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date 6/24/11